UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 01136

Guggenheim Funds Trust

(Exact name of registrant as specified in charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)

Amy J. Lee
Guggenheim Funds Trust
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-301-296-5100

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e‑1 under the Investment Company Act of 1940 (17 CFR 270.30e‑1). The Commission may use the information provided on Form N‑CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N‑CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N‑CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549‑0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

3.31.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Funds Trust-Equity
Guggenheim Alpha Opportunity Fund
Guggenheim Large Cap Value Fund
Guggenheim Market Neutral Real Estate Fund
Guggenheim Risk Managed Real Estate Fund
Guggenheim Small Cap Value Fund
Guggenheim StylePlus—Large Core Fund
Guggenheim StylePlus—Mid Growth Fund
Guggenheim World Equity Income Fund

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
ALPHA OPPORTUNITY FUND	8
LARGE CAP VALUE FUND	20
MARKET NEUTRAL REAL ESTATE FUND	29
RISK MANAGED REAL ESTATE FUND	37
SMALL CAP VALUE FUND	48
STYLEPLUS—LARGE CORE FUND	58
STYLEPLUS—MID GROWTH FUND	69
WORLD EQUITY INCOME FUND	80
NOTES TO FINANCIAL STATEMENTS	90
OTHER INFORMATION	104
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	105
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	109

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2017

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the shareholder report for a selection of our Funds (the “Funds”) for the six-month period ended March 31, 2017.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2017

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500® (“S&P 500”) Index* set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.

Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.

Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly GDP growth appear stronger going forward.

Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.

On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the “Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.

Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.

We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.

For the six months ended March 31, 2017, the S&P 500 Index* returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2017

*Index Definitions

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Alpha Opportunity Fund
A-Class	2.35%	10.57%	$ 1,000.00	$ 1,105.70	$ 12.34
C-Class	3.09%	10.18%	1,000.00	1,101.80	16.19
P-Class	2.00%	10.71%	1,000.00	1,107.10	10.51
Institutional Class	1.63%	10.91%	1,000.00	1,109.10	8.57
Large Cap Value Fund
A-Class	1.17%	12.74%	1,000.00	1,127.40	6.21
C-Class	1.92%	12.26%	1,000.00	1,122.60	10.16
P-Class	1.17%	12.69%	1,000.00	1,126.90	6.20
Institutional Class	0.93%	12.84%	1,000.00	1,128.40	4.93
Market Neutral Real Estate Fund
A-Class	1.66%	4.70%	1,000.00	1,047.00	8.47
C-Class	2.41%	4.31%	1,000.00	1,043.10	12.28
P-Class	1.67%	4.70%	1,000.00	1,047.00	8.52
Institutional Class	1.41%	4.82%	1,000.00	1,048.20	7.20
Risk Managed Real Estate Fund
A-Class	1.32%	2.03%	1,000.00	1,020.30	6.60
C-Class	2.07%	1.65%	1,000.00	1,016.50	10.36
P-Class	1.31%	2.04%	1,000.00	1,020.40	6.55
Institutional Class	0.95%	2.23%	1,000.00	1,022.30	4.79
Small Cap Value Fund
A-Class	1.32%	13.30%	1,000.00	1,133.00	7.02
C-Class	2.07%	12.90%	1,000.00	1,129.00	10.99
P-Class	1.32%	13.25%	1,000.00	1,132.50	7.02
Institutional Class	1.07%	13.44%	1,000.00	1,134.40	5.69
StylePlus—Large Core Fund
A-Class	1.25%	10.31%	1,000.00	1,103.10	6.55
C-Class	2.14%	9.85%	1,000.00	1,098.50	11.20
P-Class	1.48%	10.15%	1,000.00	1,101.50	7.75
Institutional Class	0.90%	10.53%	1,000.00	1,105.30	4.72
StylePlus—Mid Growth Fund
A-Class	1.27%	7.90%	1,000.00	1,079.00	6.58
C-Class	2.17%	7.46%	1,000.00	1,074.60	11.22
P-Class	1.60%	7.70%	1,000.00	1,077.00	8.29
Institutional Class	1.05%	8.08%	1,000.00	1,080.80	5.45
World Equity Income Fund
A-Class	1.23%	5.26%	1,000.00	1,052.60	6.29
C-Class	1.98%	4.90%	1,000.00	1,049.00	10.11
P-Class	1.23%	5.21%	1,000.00	1,052.10	6.29
Institutional Class	0.98%	5.46%	1,000.00	1,054.60	5.02

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Alpha Opportunity Fund
A-Class	2.35%	5.00%	$ 1,000.00	$ 1,013.21	$ 11.80
C-Class	3.09%	5.00%	1,000.00	1,009.52	15.48
P-Class	2.00%	5.00%	1,000.00	1,014.96	10.05
Institutional Class	1.63%	5.00%	1,000.00	1,016.80	8.20
Large Cap Value Fund
A-Class	1.17%	5.00%	1,000.00	1,019.10	5.89
C-Class	1.92%	5.00%	1,000.00	1,015.36	9.65
P-Class	1.17%	5.00%	1,000.00	1,019.10	5.89
Institutional Class	0.93%	5.00%	1,000.00	1,020.29	4.68
Market Neutral Real Estate Fund
A-Class	1.66%	5.00%	1,000.00	1,016.65	8.35
C-Class	2.41%	5.00%	1,000.00	1,012.91	12.09
P-Class	1.67%	5.00%	1,000.00	1,016.60	8.40
Institutional Class	1.41%	5.00%	1,000.00	1,017.90	7.09
Risk Managed Real Estate Fund
A-Class	1.32%	5.00%	1,000.00	1,018.40	6.59
C-Class	2.07%	5.00%	1,000.00	1,014.66	10.35
P-Class	1.31%	5.00%	1,000.00	1,018.45	6.54
Institutional Class	0.95%	5.00%	1,000.00	1,020.19	4.78
Small Cap Value Fund
A-Class	1.32%	5.00%	1,000.00	1,018.35	6.64
C-Class	2.07%	5.00%	1,000.00	1,014.61	10.40
P-Class	1.32%	5.00%	1,000.00	1,018.35	6.64
Institutional Class	1.07%	5.00%	1,000.00	1,019.60	5.39
StylePlus—Large Core Fund
A-Class	1.25%	5.00%	1,000.00	1,018.70	6.29
C-Class	2.14%	5.00%	1,000.00	1,014.26	10.75
P-Class	1.48%	5.00%	1,000.00	1,017.55	7.44
Institutional Class	0.90%	5.00%	1,000.00	1,020.44	4.53
StylePlus—Mid Growth Fund
A-Class	1.27%	5.00%	1,000.00	1,018.60	6.39
C-Class	2.17%	5.00%	1,000.00	1,014.11	10.90
P-Class	1.60%	5.00%	1,000.00	1,016.95	8.05
Institutional Class	1.05%	5.00%	1,000.00	1,019.70	5.29
World Equity Income Fund
A-Class	1.23%	5.00%	1,000.00	1,018.80	6.19
C-Class	1.98%	5.00%	1,000.00	1,015.06	9.95
P-Class	1.23%	5.00%	1,000.00	1,018.80	6.19
Institutional Class	0.98%	5.00%	1,000.00	1,020.04	4.94

[1]

This ratio represents annualized net expenses, which may include short dividend and interest expenses. Excluding these expenses, the operating expense ratio for the Alpha Opportunity Fund would be 2.11%, 2.85%, 1.78% and 1.41% and the Risk Managed Real Estate Fund would be 1.28%, 2.04%, 1.28%, and 0.92% for the A-Class, C-Class, P-Class and Institutional Class respectively. Excludes expenses of the underlying funds in which the Funds invests.

[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2017

ALPHA OPPORTUNITY FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 7, 2003
C-Class	July 7, 2003
P-Class	May 1, 2015
Institutional Class	November 7, 2008

Ten Largest Long Holdings (% of Total Net Assets)
CVS Health Corp.	1.9%
FirstEnergy Corp.	1.5%
Express Scripts Holding Co.	1.5%
UGI Corp.	1.5%
International Business Machines Corp.	1.5%
Tyson Foods, Inc. — Class A	1.5%
CA, Inc.	1.5%
Verizon Communications, Inc.	1.4%
Exelon Corp.	1.4%
Emerson Electric Co.	1.3%
Top Ten Total	15.0%

“Ten Largest Long Holdings” excludes any temporary cash or derivative investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
ALPHA OPPORTUNITY FUND

	Shares	Value

COMMON STOCKS† - 96.9%

Consumer, Non-cyclical - 28.4%
Express Scripts Holding Co.*,1	51,899	$3,420,663
Tyson Foods, Inc. — Class A1	54,446	3,359,863
DaVita, Inc.*,1	41,726	2,836,116
General Mills, Inc.[1]	46,071	2,718,649
Quest Diagnostics, Inc.[1]	27,075	2,658,494
Pfizer, Inc.[1]	68,164	2,331,890
Kimberly-Clark Corp.[1]	16,843	2,217,044
Johnson & Johnson[1]	17,702	2,204,784
Dean Foods Co.	111,099	2,184,206
Laboratory Corp. of America Holdings*,1	14,610	2,096,097
AmerisourceBergen Corp. — Class A1	23,474	2,077,449
Sysco Corp.[1]	39,364	2,043,779
Deluxe Corp.[2]	27,455	1,981,427
Whole Foods Market, Inc.	66,146	1,965,859
Sanderson Farms, Inc.	16,513	1,714,710
United Natural Foods, Inc.*	38,956	1,684,068
Ingredion, Inc.[2]	12,835	1,545,719
HCA Holdings, Inc.*,2	17,055	1,517,724
SpartanNash Co.[2]	41,877	1,465,276
AbbVie, Inc.[1]	20,599	1,342,231
JM Smucker Co.[1]	9,998	1,310,538
ManpowerGroup, Inc.[1]	12,592	1,291,562
Universal Corp.[1]	18,074	1,278,736
Darling Ingredients, Inc.*,2	84,463	1,226,403
Dr Pepper Snapple Group, Inc.[1]	12,464	1,220,475
Flowers Foods, Inc.[2]	57,808	1,122,053
Total System Services, Inc.	20,483	1,095,021
United Therapeutics Corp.*,2	7,571	1,024,962
MEDNAX, Inc.*,1	13,245	918,938
Post Holdings, Inc.*	10,272	899,005
Robert Half International, Inc.	18,011	879,477
Varian Medical Systems, Inc.*	9,131	832,108
United Rentals, Inc.*,1	6,560	820,328
Magellan Health, Inc.*	11,831	816,931
Hill-Rom Holdings, Inc.	11,544	815,007
Chemed Corp.[2]	4,374	799,086
HealthSouth Corp.	18,299	783,380
Cambrex Corp.*,2	13,314	732,936
Centene Corp.*	9,975	710,818
Boston Beer Company, Inc. — Class A*	4,607	666,403
Campbell Soup Co.	11,428	654,139
H&R Block, Inc.[2]	27,818	646,769
Total Consumer, Non-cyclical		63,911,123

Industrial - 13.7%
Emerson Electric Co.	48,942	2,929,668
Boeing Co.	14,775	2,613,106
TE Connectivity Ltd.	30,381	2,264,904
Timken Co.[2]	40,018	1,808,814
Huntington Ingalls Industries, Inc.[2]	8,465	1,695,032
Keysight Technologies, Inc.*,2	39,823	1,439,203
Arrow Electronics, Inc.*,2	19,500	1,431,495
Jacobs Engineering Group, Inc.	25,549	1,412,349
Fluor Corp.[2]	23,454	1,234,149
Saia, Inc.*,2	27,104	1,200,707
ITT, Inc.[2]	28,698	1,177,192
Harris Corp.[1]	10,432	1,160,769
Sanmina Corp.*	26,377	1,070,906
Barnes Group, Inc.[2]	20,166	1,035,323
Crane Co.[2]	13,668	1,022,777
Methode Electronics, Inc.[2]	21,609	985,370
Vishay Intertechnology, Inc.[2]	59,431	977,640
ArcBest Corp.[2]	35,399	920,374
Applied Industrial Technologies, Inc.[2]	14,764	913,153
Trinity Industries, Inc.	28,615	759,728
FLIR Systems, Inc.	19,920	722,698
Federal Signal Corp.[2]	50,430	696,438
Owens-Illinois, Inc.*	34,113	695,223
Werner Enterprises, Inc.	24,506	642,057
Total Industrial		30,809,075

Consumer, Cyclical - 13.4%
CVS Health Corp.[1]	55,099	4,325,272
Wal-Mart Stores, Inc.[1]	32,158	2,317,949
UniFirst Corp.	16,140	2,283,003
Walgreens Boots Alliance, Inc.	27,162	2,255,804
Brinker International, Inc.[2]	43,428	1,909,095
Alaska Air Group, Inc.[1]	19,647	1,811,846
Big Lots, Inc.[1]	33,483	1,629,952
Southwest Airlines Co.[1]	27,226	1,463,670
JetBlue Airways Corp.*,1	65,927	1,358,755
Herman Miller, Inc.	38,912	1,227,674
Hawaiian Holdings, Inc.*	25,833	1,199,943
Tailored Brands, Inc.	78,550	1,173,537
Dick’s Sporting Goods, Inc.	23,834	1,159,762
Darden Restaurants, Inc.	11,905	996,091
Ralph Lauren Corp. — Class A	11,959	976,094
DineEquity, Inc.	16,497	897,767
Children’s Place, Inc.	7,246	869,882
Cooper-Standard Holdings, Inc.*	7,445	825,874
American Airlines Group, Inc.[1]	18,562	785,173
Allegiant Travel Co. — Class A	4,843	776,091
Total Consumer, Cyclical		30,243,234

Utilities - 13.0%
FirstEnergy Corp.[1]	108,351	3,447,729
UGI Corp.[2]	69,189	3,417,937
Exelon Corp.[1]	85,060	3,060,459
Ameren Corp.[1]	53,449	2,917,781
Edison International[1]	28,340	2,256,147
Hawaiian Electric Industries, Inc.	65,944	2,196,595
WEC Energy Group, Inc.	31,303	1,897,901
Xcel Energy, Inc.[1]	38,248	1,700,124
Eversource Energy	27,011	1,587,706
Southwest Gas Holdings, Inc.[1]	17,808	1,476,461
American Electric Power Company, Inc.[1]	20,622	1,384,355
AES Corp.	99,175	1,108,776
National Fuel Gas Co.	17,860	1,064,813
Pinnacle West Capital Corp.[2]	11,644	970,877

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
ALPHA OPPORTUNITY FUND

	Shares	Value

PG&E Corp.	10,168	$674,748
Total Utilities		29,162,409

Technology - 11.7%
International Business Machines Corp.[1]	19,506	3,396,775
CA, Inc.[1]	103,707	3,289,586
Oracle Corp.[1]	64,986	2,899,025
Apple, Inc.[1]	15,438	2,217,823
Convergys Corp.[2]	101,856	2,154,254
HP, Inc.[1]	109,904	1,965,084
Xerox Corp.	204,032	1,497,595
NCR Corp.*	29,679	1,355,737
Cerner Corp.*	22,537	1,326,303
NetApp, Inc.[1]	28,382	1,187,787
KLA-Tencor Corp.[1]	10,671	1,014,492
CACI International, Inc. — Class A*,2	7,831	918,576
Seagate Technology plc	19,215	882,545
Skyworks Solutions, Inc.[1]	8,006	784,428
Sykes Enterprises, Inc.*,2	23,540	692,076
Icad, Inc.*,2	90,329	434,482
VeriFone Systems, Inc.*	14,640	274,207
Total Technology		26,290,775

Financial - 10.6%
Aflac, Inc.[1]	35,671	2,583,294
Old Republic International Corp.[1]	91,764	1,879,327
Federated Investors, Inc. — Class B	70,978	1,869,561
Equity Residential[1]	25,413	1,581,197
Interactive Brokers Group, Inc. — Class A1	42,494	1,475,392
LaSalle Hotel Properties	46,909	1,358,015
Franklin Resources, Inc.[1]	31,352	1,321,173
Prudential Financial, Inc.[1]	12,384	1,321,125
Aspen Insurance Holdings Ltd.[2]	22,412	1,166,545
Hanover Insurance Group, Inc.	11,898	1,071,534
American Financial Group, Inc.	10,233	976,433
Selective Insurance Group, Inc.[2]	20,535	968,225
Host Hotels & Resorts, Inc.[1]	48,024	896,128
Bank of New York Mellon Corp.	18,442	871,016
State Street Corp.[1]	9,851	784,238
Citigroup, Inc.[1]	12,145	726,514
Cullen/Frost Bankers, Inc.	7,828	696,457
Unum Group[1]	14,595	684,360
Ameriprise Financial, Inc.[2]	5,203	674,725
Umpqua Holdings Corp.	36,484	647,226
CNO Financial Group, Inc.[2]	15,349	314,654
Total Financial		23,867,139

Communications - 5.5%
Verizon Communications, Inc.[1]	63,781	3,109,324
VeriSign, Inc.*	24,438	2,128,794
Discovery Communications, Inc. — Class A*,1	69,796	2,030,366
Cogent Communications Holdings, Inc.	46,564	2,004,580
Juniper Networks, Inc.[1]	59,675	1,660,755
News Corp. — Class A	54,894	713,622
eBay, Inc.*,1	20,591	691,240
Total Communications		12,338,681

Basic Materials - 0.6%
Domtar Corp.	23,914	873,339
AK Steel Holding Corp.*	82,256	591,421
Total Basic Materials		1,464,760

Total Common Stocks
(Cost $209,218,876)		218,087,196

SHORT-TERM INVESTMENTS† - 3.9%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 0.56%[3]	8,691,931	8,691,931
Total Short-Term Investments
(Cost $8,691,931)		8,691,931

Total Investments - 100.8%
(Cost $217,910,807)		$226,779,127

COMMON STOCKS SOLD SHORT† - (12.0)%
Consumer, Non-cyclical - (0.3)%
Cantel Medical Corp.	8,408	(673,481)

Industrial - (0.4)%
EnPro Industries, Inc.	11,792	(839,119)

Consumer, Cyclical - (1.1)%
Crocs, Inc.*	102,641	(725,672)
Papa John’s International, Inc.	10,610	(849,225)
Pool Corp.	7,919	(944,974)
Total Consumer, Cyclical		(2,519,871)

Communications - (1.6)%
Amazon.com, Inc.*	3,964	(3,514,244)

Basic Materials - (2.2)%
NewMarket Corp.	1,809	(819,893)
Royal Gold, Inc.	29,772	(2,085,528)
Sensient Technologies Corp.	26,537	(2,103,323)
Total Basic Materials		(5,008,744)

Technology - (2.3)%
CommVault Systems, Inc.*	15,502	(787,502)
Cypress Semiconductor Corp.	75,386	(1,037,311)
Medidata Solutions, Inc.*	18,178	(1,048,689)
Silicon Laboratories, Inc.*	15,763	(1,159,369)
Ultimate Software Group, Inc.*	6,087	(1,188,243)
Total Technology		(5,221,114)

Financial - (4.1)%
Life Storage, Inc.	7,988	(655,975)
American Assets Trust, Inc.	16,152	(675,800)
Community Bank System, Inc.	14,751	(811,010)
Glacier Bancorp, Inc.	25,483	(864,638)
EastGroup Properties, Inc.	12,156	(893,831)
Morgan Stanley	26,577	(1,138,559)
Webster Financial Corp.	25,610	(1,281,524)

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
ALPHA OPPORTUNITY FUND

	Shares	Value

Federal Realty Investment Trust	10,991	$(1,467,299)
Associated Banc-Corp.	61,891	(1,510,140)
Total Financial		(9,298,776)

Total Common Stocks Sold Short
(Proceeds $25,471,957)		$(27,075,349)
Total Securities Sold Short- (12.0)%
(Proceeds $25,471,957)		$(27,075,349)
Other Assets & Liabilities, net - 11.2%		25,252,295
Total Net Assets - 100.0%		$224,956,073

		Unrealized Gain (Loss)

OTC EQUITY SWAP AGREEMENTS ††
Morgan Stanley February 2019 Alpha Opportunity Portfolio Short Custom Basket Swap 0.56%[5] Terminating 02/01/19 (Notional Value $196,034,618)		$(2,865,366)
Morgan Stanley February 2019 Alpha Opportunity Portfolio Long Custom Basket Swap 1.28%[4] Terminating 02/01/19 (Notional Value $96,189,485)		$(152,365)

	Shares

CUSTOM BASKET OF LONG SECURITIES[4]
Cisco Systems, Inc.	89,466	164,602
Best Buy Co., Inc.	30,894	136,065
CenterPoint Energy, Inc.	121,361	130,654
PPL Corp.	79,692	127,561
Lam Research Corp.	10,889	110,852
Archer-Daniels-Midland Co.	56,217	109,252
Cardinal Health, Inc.	29,788	106,146
Consolidated Edison, Inc.	27,048	90,788
Teradyne, Inc.	41,313	84,275
Western Union Co.	166,865	83,682
Entergy Corp.	20,321	78,180
Everest Re Group Ltd.	12,454	67,976
DST Systems, Inc.	10,017	61,549
McKesson Corp.	11,355	54,420
Principal Financial Group, Inc.	17,200	51,744
Allstate Corp.	20,484	50,635
Hologic, Inc.*	18,040	43,293
Scripps Networks Interactive, Inc. — Class A	28,740	42,174
Conagra Brands, Inc.	49,432	32,536
Teradata Corp.*	46,866	24,623
Eastman Chemical Co.	8,679	24,264
Travelers Cos., Inc.	21,550	21,040
Public Service Enterprise Group, Inc.	33,166	18,612
Hospitality Properties Trust	22,070	13,597
Omnicom Group, Inc.	7,989	12,262
Cummins, Inc.	10,793	10,741
Tier REIT, Inc.	40,364	6,122
Wabash National Corp.	56,784	6,057
Hilton Worldwide Holdings, Inc.	11,806	5,968
Masco Corp.	66,743	4,100
UnitedHealth Group, Inc.	10,553	2,182
Chesapeake Lodging Trust	28,828	(1,124)
Hartford Financial Services Group, Inc.	6,492	(2,402)
Pitney Bowes, Inc.	56,165	(2,895)
Casey’s General Stores, Inc.	10,504	(2,947)
Merck & Company, Inc.	30,407	(3,078)
Textron, Inc.	16,115	(4,993)
Corning, Inc.	80,002	(6,540)
Biogen, Inc.*	2,801	(12,514)
Amgen, Inc.	9,955	(21,197)
United Continental Holdings, Inc.*	20,809	(21,355)
Carlisle Companies, Inc.	14,521	(23,326)
Cedar Realty Trust, Inc.	131,306	(33,162)
Bed Bath & Beyond, Inc.	51,046	(34,624)
AECOM*	24,756	(41,608)
Owens & Minor, Inc.	54,672	(43,904)
Ford Motor Co.	54,888	(45,213)
SYNNEX Corp.	8,751	(59,038)
Michael Kors Holdings Ltd.*	43,660	(63,786)
WellCare Health Plans, Inc.*	12,796	(65,407)
Mallinckrodt plc*	14,250	(68,723)
Gilead Sciences, Inc.	34,278	(96,041)
Delta Air Lines, Inc.	52,778	(109,022)
EMCOR Group, Inc.	19,165	(109,434)
Kroger Co.	65,881	(147,493)
InterDigital, Inc.	21,075	(172,612)
Molina Healthcare, Inc.*	27,458	(175,602)
Target Corp.	41,771	(318,268)
Telephone & Data Systems, Inc.	130,248	(341,068)
Total Custom Basket of Long Securities		(251,424)

CUSTOM BASKET OF SHORT SECURITIES[5]
Compass Minerals International, Inc.	(25,911)	276,462
Lithia Motors, Inc. — Class A	(14,054)	194,493
New York Community Bancorp, Inc.	(167,337)	167,470
Allegheny Technologies, Inc.	(58,959)	167,409
Freeport-McMoRan, Inc.*	(60,322)	141,914
CarMax, Inc.*	(21,636)	133,797
People’s United Financial, Inc.	(164,369)	114,880
FactSet Research Systems, Inc.	(7,517)	89,655
First Horizon National Corp.	(65,208)	86,445
U.S. Bancorp	(29,136)	84,330
Martin Marietta Materials, Inc.	(11,187)	84,312
Goldman Sachs Group, Inc.	(6,524)	82,851
Vulcan Materials Co.	(22,890)	80,175
Eagle Materials, Inc.	(10,773)	77,963
Balchem Corp.	(19,729)	66,650
Signature Bank*	(6,914)	64,609

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
ALPHA OPPORTUNITY FUND

	Shares	Unrealized Gain (Loss)

Concho Resources, Inc.*	(8,136)	$64,042
Trustmark Corp.	(30,526)	51,450
Packaging Corporation of America	(18,922)	50,815
Taubman Centers, Inc.	(17,580)	49,070
Bottomline Technologies de, Inc.*	(27,953)	48,948
Bank of the Ozarks, Inc.	(16,736)	48,663
MB Financial, Inc.	(25,215)	48,020
United States Steel Corp.	(33,989)	47,663
Lexington Realty Trust	(67,748)	46,841
Citizens Financial Group, Inc.	(19,166)	45,735
Coty, Inc. — Class A	(47,239)	42,823
KeyCorp	(49,129)	37,824
Fulton Financial Corp.	(54,103)	37,293
Valley National Bancorp	(91,536)	35,555
CME Group, Inc. — Class A	(11,472)	33,743
Acadia Realty Trust	(22,257)	32,793
Old National Bancorp	(45,385)	31,211
Iron Mountain, Inc.	(34,597)	30,309
PTC, Inc.*	(28,235)	25,497
ABM Industries, Inc.	(35,220)	23,357
Alexandria Real Estate Equities, Inc.	(9,123)	22,617
American Campus Communities, Inc.	(30,900)	19,962
WD-40 Co.	(8,242)	19,843
MarketAxess Holdings, Inc.	(6,962)	17,239
Newell Brands, Inc.	(33,102)	16,543
EI du Pont de Nemours & Co.	(32,132)	13,824
Commerce Bancshares, Inc.	(19,159)	13,553
Provident Financial Services, Inc.	(25,090)	13,142
Lennox International, Inc.	(4,015)	12,858
Acuity Brands, Inc.	(3,329)	11,011
Cheniere Energy, Inc.*	(15,207)	8,599
Uniti Group, Inc.	(26,589)	7,944
Quaker Chemical Corp.	(7,753)	7,446
NVIDIA Corp.	(10,920)	6,542
BancorpSouth, Inc.	(28,576)	6,278
Washington Federal, Inc.	(31,291)	5,911
Realty Income Corp.	(14,262)	4,149
General Electric Co.	(83,538)	3,978
Ligand Pharmaceuticals, Inc. — Class B*	(6,322)	3,661
Choice Hotels International, Inc.	(10,778)	3,618
Chevron Corp.	(6,297)	3,595
Semtech Corp.*	(25,805)	2,107
Mattel, Inc.	(29,759)	1,314
Hershey Co.	(8,298)	(362)
Bemis Company, Inc.	(17,510)	(689)
Carrizo Oil & Gas, Inc.*	(23,935)	(2,010)
Mercury General Corp.	(15,774)	(2,382)
Rockwell Automation, Inc.	(4,366)	(2,410)
Black Hills Corp.	(21,975)	(3,246)
Alexander & Baldwin, Inc.	(15,246)	(3,506)
Loews Corp.	(30,894)	(4,365)
Digital Realty Trust, Inc.	(7,686)	(4,768)
Public Storage	(4,832)	(5,086)
National Retail Properties, Inc.	(15,917)	(5,169)
Avery Dennison Corp.	(8,421)	(9,645)
Extra Space Storage, Inc.	(11,782)	(10,428)

		Unrealized Loss

Gulfport Energy Corp.*	(41,311)	(15,370)
Douglas Emmett, Inc.	(57,962)	(15,428)
Intercontinental Exchange, Inc.	(16,657)	(15,530)
Ball Corp.	(45,415)	(16,273)
Tyler Technologies, Inc.*	(4,655)	(16,978)
AO Smith Corp.	(13,651)	(18,393)
NIKE, Inc. — Class B	(31,914)	(19,027)
Royal Caribbean Cruises Ltd.	(7,707)	(19,959)
UDR, Inc.	(24,951)	(20,064)
Education Realty Trust, Inc.	(26,011)	(21,204)
MSCI, Inc. — Class A	(6,916)	(22,454)
Netflix, Inc.*	(4,685)	(26,400)
Equifax, Inc.	(12,941)	(26,761)
Bio-Rad Laboratories, Inc. — Class A*	(3,391)	(27,211)
Roper Technologies, Inc.	(7,344)	(27,294)
O’Reilly Automotive, Inc.*	(4,500)	(27,801)
Parsley Energy, Inc. — Class A*	(21,606)	(29,780)
Essex Property Trust, Inc.	(5,155)	(30,881)
Fastenal Co.	(30,654)	(30,918)
AptarGroup, Inc.	(12,807)	(31,107)
salesforce.com, Inc.*	(24,633)	(31,634)
Deltic Timber Corp.	(16,969)	(32,165)
Monolithic Power Systems, Inc.	(8,874)	(32,728)
Domino’s Pizza, Inc.	(8,633)	(33,021)
Trimble, Inc.*	(22,226)	(34,250)
Global Payments, Inc.	(12,596)	(34,387)
Autodesk, Inc.*	(14,577)	(34,591)
S&P Global, Inc.	(6,613)	(34,676)
Scotts Miracle-Gro Co. — Class A	(23,292)	(35,281)
PPG Industries, Inc.	(10,114)	(36,750)
Weingarten Realty Investors	(67,798)	(38,481)
Senior Housing Properties Trust	(79,829)	(39,411)
KBR, Inc.	(48,779)	(40,171)
Duke Realty Corp.	(34,355)	(40,584)
Newfield Exploration Co.*	(19,877)	(43,153)
Four Corners Property Trust, Inc.	(32,358)	(44,390)
First Industrial Realty Trust, Inc.	(62,097)	(44,573)
Fortinet, Inc.*	(24,750)	(45,113)
Red Hat, Inc.*	(8,237)	(47,379)
NiSource, Inc.	(35,479)	(48,290)
Aqua America, Inc.	(23,802)	(48,846)
Ulta Beauty, Inc.*	(4,044)	(50,823)
Xylem, Inc.	(34,930)	(53,696)
Take-Two Interactive Software, Inc.*	(22,075)	(54,350)
CoreSite Realty Corp.	(15,037)	(54,924)
Starbucks Corp.	(16,850)	(55,334)
DCT Industrial Trust, Inc.	(22,285)	(56,211)
RPM International, Inc.	(25,172)	(57,131)
Healthcare Realty Trust, Inc.	(26,647)	(58,439)
Allegion plc	(9,880)	(59,719)
Orbital ATK, Inc.	(7,796)	(62,055)
Facebook, Inc. — Class A*	(13,978)	(63,512)
Healthcare Services Group, Inc.	(39,308)	(63,924)
Atmos Energy Corp.	(27,050)	(68,326)
MDC Holdings, Inc.	(41,985)	(68,492)
Expedia, Inc.	(16,248)	(68,731)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
ALPHA OPPORTUNITY FUND

	Shares	Unrealized Loss

Copart, Inc.*	(18,709)	$(73,670)
Ecolab, Inc.	(22,958)	(74,334)
Weyerhaeuser Co.	(58,416)	(74,764)
Symantec Corp.	(41,841)	(77,417)
South Jersey Industries, Inc.	(30,807)	(78,934)
New Jersey Resources Corp.	(42,435)	(81,385)
Toll Brothers, Inc.	(22,250)	(84,712)
Alliant Energy Corp.	(45,949)	(88,569)
Five Below, Inc.*	(24,798)	(93,426)
Marriott Vacations Worldwide Corp.	(8,455)	(95,500)
Financial Engines, Inc.	(22,873)	(97,519)
Align Technology, Inc.*	(6,647)	(97,764)
Dominion Resources, Inc.	(30,636)	(106,376)
Sempra Energy	(19,245)	(111,236)
Priceline Group, Inc.*	(902)	(128,259)
Wynn Resorts Ltd.	(8,571)	(132,321)
Bob Evans Farms, Inc.	(18,536)	(146,237)
Adobe Systems, Inc.*	(12,110)	(152,226)
Vertex Pharmaceuticals, Inc.*	(7,672)	(166,723)
Equinix, Inc.	(8,451)	(174,785)
American Tower Corp. — Class A	(15,062)	(180,126)
Crown Castle International Corp.	(35,600)	(200,426)
International Flavors & Fragrances, Inc.	(26,207)	(215,013)
Panera Bread Co. — Class A*	(7,219)	(283,153)
FMC Corp.	(34,274)	(335,086)
Total Custom Basket of Short Securities		(2,607,600)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity swap collateral at March 31, 2017.
[2]	All or a portion of this security is pledged as short security collateral at March 31, 2017.
[3]	Rate indicated is the 7 day yield as of March 31, 2017.
[4]	Total Return is based on the return of the custom basket of long securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2017.
[5]	Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$218,087,196	$—	$—	$—	$218,087,196
Short Term Investments	8,691,931	—	—	—	8,691,931
Total	$226,779,127	$—	$—	$—	$226,779,127

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$27,075,349	$—	$—	$—	$27,075,349
Equity Index Swap Agreements	—	—	3,017,731	—	3,017,731
Total	$27,075,349	$—	$3,017,731	$—	$30,093,080

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

ALPHA OPPORTUNITY FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $217,910,807)	$226,779,127
Segregated cash with broker	27,762,723
Prepaid expenses	59,466
Receivables:
Swap settlement	1,566,826
Fund shares sold	159,411
Dividends	268,048
Investment adviser	3,316
Other assets	8,341
Total assets	256,607,258

Liabilities:
Securities sold short, at value (proceeds $25,471,957)	27,075,349
Unrealized depreciation on swap agreements	3,017,731
Overdraft due to custodian bank	1,232,270
Payable for:
Management fees	225,385
Fund accounting/administration fees	13,925
Transfer agent/maintenance fees	10,137
Distribution and service fees	9,401
Fund shares redeemed	7,884
Trustees’ fees*	1,812
Miscellaneous	57,291
Total liabilities	31,651,185
Net assets	$224,956,073

Net assets consist of:
Paid in capital	$218,287,797
Accumulated net investment loss	(535,204)
Accumulated net realized gain on investments	2,956,283
Net unrealized appreciation on investments	4,247,197
Net assets	$224,956,073

A-Class:
Net assets	$21,903,180
Capital shares outstanding	1,038,985
Net asset value per share	$21.08
Maximum offering price per share (Net asset value divided by 95.25%)	$22.13

C-Class:
Net assets	$2,348,561
Capital shares outstanding	125,800
Net asset value per share	$18.67

P-Class:
Net assets	$13,742,080
Capital shares outstanding	650,101
Net asset value per share	$21.14

Institutional Class:
Net assets	$186,962,252
Capital shares outstanding	6,287,646
Net asset value per share	$29.73

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends	$1,194,453
Interest	12,436
Total investment income	1,206,889

Expenses:
Management fees	786,623
Transfer agent/maintenance fees:
A-Class	11,479
C-Class	1,576
P-Class	6,777
Institutional Class	4,890
Distribution and service fees:
A-Class	24,981
C-Class	9,557
P-Class	12,115
Fund accounting/administration fees	48,128
Short sales dividend expense	127,343
Prime broker interest expense	9,927
Custodian fees	6,734
Trustees’ fees*	3,468
Miscellaneous	31,643
Total expenses	1,085,241
Less:
Expenses reimbursed by Adviser	(393)
Net expenses	1,084,848
Net investment income	122,041

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,699,354
Swap agreements	31,690
Securities sold short	(597,788)
Net realized gain	5,133,256
Net change in unrealized appreciation (depreciation) on:
Investments	5,604,484
Securities sold short	(14,645)
Swap agreements	(1,107,430)
Net change in unrealized appreciation (depreciation)	4,482,409
Net realized and unrealized gain	9,615,665
Net increase in net assets resulting from operations	$9,737,706

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$122,041	$(455,465)
Net realized gain on investments	5,133,256	1,231,333
Net change in unrealized appreciation (depreciation) on investments	4,482,409	1,541,556
Net increase in net assets resulting from operations	9,737,706	2,317,424

Distributions to shareholders from:
Net realized gains
A-Class	(6,584)	—
C-Class	(650)	—
P-Class	(1,760)	—
Institutional Class	(14,412)	—
Total distributions to shareholders	(23,406)	—

Capital share transactions:
Proceeds from sale of shares
A-Class	8,980,564	13,416,725
C-Class	724,580	1,144,266
P-Class	12,779,938	6,055,462
Institutional Class	125,621,007	11,962,236
Distributions reinvested
A-Class	6,049	—
C-Class	630	—
P-Class	1,760	—
Institutional Class	14,397	—
Cost of shares redeemed
A-Class	(5,044,267)	(9,133,848)
C-Class	(98,055)	(831,133)
P-Class	(4,172,918)	(1,749,969)
Institutional Class	(2,166,797)	(7,711,248)
Net increase from capital share transactions	136,646,888	13,152,491
Net increase in net assets	146,361,188	15,469,915

Net assets:
Beginning of period	78,594,885	63,124,970
End of period	$224,956,073	$78,594,885
Accumulated net investment loss at end of period	$(535,204)	$(657,245)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

ALPHA OPPORTUNITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	442,495	702,394
C-Class	39,957	68,002
P-Class	616,751	317,616
Institutional Class	4,252,917	448,620
Shares issued from reinvestment of distributions
A-Class	302	—
C-Class	35	—
P-Class	88	—
Institutional Class	510	—
Shares redeemed
A-Class	(244,648)	(486,062)
C-Class	(5,585)	(49,650)
P-Class	(199,803)	(91,817)
Institutional Class	(74,412)	(295,069)
Net increase in shares	4,828,607	614,034

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$19.08	$18.39	$18.01	$16.22	$13.33	$9.82
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.19)	(.35)	(.13)	.03	(—)[c]
Net gain (loss) on investments (realized and unrealized)	2.05	.88	.73	1.92	2.86	3.48
Payments by affiliates	—	—	—	—	—	.03
Total from investment operations	2.01	.69	.38	1.79	2.89	3.51
Less distributions from:
Net investment income	—	—	(—)[d]	—	—	—
Net realized gains	(.01)	—	—	—	—	—
Total distributions	(.01)	—	(—)[d]	—	—	—
Net asset value, end of period	$21.08	$19.08	$18.39	$18.01	$16.22	$13.33

Total Return[f]	10.57%	3.70%	2.13%	11.04%	21.38%	35.74%[e]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$21,903	$16,041	$11,485	$7,989	$7,749	$7,250
Ratios to average net assets:
Net investment income (loss)	(0.37%)	(1.02%)	(1.88%)	(0.73%)	0.19%	(0.01%)
Total expenses[j]	2.35%	2.69%	3.92%	3.25%	3.99%	2.99%
Net expenses[h,i]	2.35%	2.69%	2.94%	2.12%	2.14%	2.21%
Portfolio turnover rate	90%	235%	124%	—	488%	707%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$16.96	$16.47	$16.25	$14.74	$12.21	$9.07
Income (loss) from investment operations:
Net investment income (loss)[b]	(.10)	(.29)	(.44)	(.23)	(.07)	(.09)
Net gain (loss) on investments (realized and unrealized)	1.82	.78	.66	1.74	2.60	3.21
Payments by affiliates	—	—	(—)[d]	—	—	.02
Total from investment operations	1.72	.49	.22	1.51	2.53	3.14
Less distributions from:
Net investment income	—	—	(—)[d]	—	—	—
Net realized gains	(.01)	—	—	—	—	—
Total distributions	(.01)	—	(—)[d]	—	—	—
Net asset value, end of period	$18.67	$16.96	$16.47	$16.25	$14.74	$12.21

Total Return[f]	10.18%	2.91%	1.38%	10.24%	20.48%	34.62%[e]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,349	$1,550	$1,203	$1,117	$1,206	$1,497
Ratios to average net assets:
Net investment income (loss)	(1.11%)	(1.72%)	(2.64%)	(1.46%)	(0.56%)	(0.76%)
Total expenses[j]	3.09%	3.91%	4.81%	4.11%	4.84%	3.80%
Net expenses[h,i]	3.09%	3.46%	3.68%	2.87%	2.89%	2.96%
Portfolio turnover rate	90%	235%	124%	—	488%	707%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$19.11	$18.39	$19.11
Income (loss) from investment operations:
Net investment income (loss)[b]	(—)[c]	(.12)	(.13)
Net gain (loss) on investments (realized and unrealized)	2.04	.84	(.59)
Total from investment operations	2.04	.72	(.72)
Less distributions from:
Net realized gains	(.01)	—	—
Total distributions	(.01)	—	—
Net asset value, end of period	$21.14	$19.11	$18.39

Total Return[f]	10.71%	3.86%	(3.77%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13,742	$4,453	$134
Ratios to average net assets:
Net investment income (loss)	(0.04%)	(0.65%)	(1.77%)
Total expenses[j]	2.00%	2.44%	3.31%
Net expenses[h,i]	2.00%	2.44%	2.87%
Portfolio turnover rate	90%	235%	124%

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

ALPHA OPPORTUNITY FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$26.82	$25.73	$25.13	$22.58	$18.52	$13.53
Income (loss) from investment operations:
Net investment income (loss)[b]	.06	(.13)	(.40)	(.12)	.09	.04
Net gain (loss) on investments (realized and unrealized)	2.86	1.22	1.00	2.67	3.97	4.82
Payments by affiliates	—	—	—	—	—	.13
Total from investment operations	2.92	1.09	.60	2.55	4.06	4.99
Less distributions from:
Net investment income	—	—	(—)[d]	—	—	—
Net realized gains	(.01)	—	—	—	—	—
Total distributions	(.01)	—	(—)[d]	—	—	—
Net asset value, end of period	$29.73	$26.82	$25.73	$25.13	$22.58	$18.52

Total Return[f]	10.91%	4.20%	2.41%	11.29%	21.60%	36.88%[e]
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$186,962	$56,550	$50,304	$1,645	$1,740	$1,518
Ratios to average net assets:
Net investment income (loss)	0.39%	(0.49%)	(1.55%)	(0.48%)	0.43%	0.24%
Total expenses[j]	1.63%	2.23%	2.80%	2.90%	3.67%	2.68%
Net expenses[h,i]	1.63%	2.23%	2.80%	1.87%	1.90%	1.96%
Portfolio turnover rate	90%	235%	124%	—	488%	707%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Distributions from net investment income are less than $0.01 per share.
[e]

For the year ended September 30, 2012, 0.30%, 0.22% and 0.96% of the Fund’s A-Class, C-Class and Institutional Class, respectively, total return consisted of a voluntary reimbursement by the Adviser for losses incurred during fund trading. Excluding this item, total return would have been 35.44%, 34.40% and 35.92% for the Fund’s A-Class, C-Class and Institutional Class, respectively.

[f]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Net expense information reflects the expense ratios after expense waivers.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/17	09/30/16	09/30/15	09/30/14	09/30/13	09/30/12
A-Class	2.11%	2.11%	2.11%	2.11%	2.11%	2.11%
C-Class	2.85%	2.86%	2.86%	2.86%	2.86%	2.86%
P-Class	1.78%	1.87%	2.10%	—	—	—
Institutional Class	1.41%	1.63%	1.86%	1.86%	1.86%	1.86%

[j]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

FUND PROFILE (Unaudited)	March 31, 2017

LARGE CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 7, 1944
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	June 7, 2013

Ten Largest Holdings (% of Total Net Assets)
JPMorgan Chase & Co.	3.5%
Berkshire Hathaway, Inc. — Class B	2.7%
Johnson & Johnson	2.7%
Cisco Systems, Inc.	2.4%
Bank of America Corp.	2.3%
Chevron Corp.	2.3%
Citigroup, Inc.	2.3%
Exxon Mobil Corp.	2.3%
Wells Fargo & Co.	1.9%
Pfizer, Inc.	1.7%
Top Ten Total	24.1%

“Ten Largest Holdings” excludes any temporary cash investments.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
LARGE CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 98.1%

Financial - 27.0%
JPMorgan Chase & Co.	27,199	$2,389,160
Berkshire Hathaway, Inc. — Class B*	11,038	1,839,814
Bank of America Corp.	67,490	1,592,089
Citigroup, Inc.	25,977	1,553,944
Wells Fargo & Co.	23,115	1,286,580
Unum Group	15,767	739,315
BB&T Corp.	16,038	716,898
SunTrust Banks, Inc.	11,705	647,287
Charles Schwab Corp.	15,623	637,575
Zions Bancorporation	15,175	637,350
Assured Guaranty Ltd.	16,397	608,493
Piedmont Office Realty Trust, Inc. — Class A	26,043	556,799
T. Rowe Price Group, Inc.	7,844	534,569
American International Group, Inc.	8,283	517,107
Equity Residential	7,579	471,565
E*TRADE Financial Corp.*	13,072	456,082
KeyCorp	25,002	444,536
Host Hotels & Resorts, Inc.	21,622	403,467
Morgan Stanley	8,519	364,954
Allstate Corp.	4,396	358,230
Sun Communities, Inc.	4,155	333,771
Regions Financial Corp.	19,250	279,703
Prudential Financial, Inc.	2,583	275,554
Ally Financial, Inc.	12,556	255,263
Hanover Insurance Group, Inc.	2,338	210,560
Federated Investors, Inc. — Class B	7,699	202,792
Hartford Financial Services Group, Inc.	1,938	93,160
Total Financial		18,406,617

Consumer, Non-cyclical - 17.7%
Johnson & Johnson	14,664	1,826,400
Pfizer, Inc.	33,904	1,159,856
Merck & Company, Inc.	15,708	998,086
Procter & Gamble Co.	9,976	896,344
Zimmer Biomet Holdings, Inc.	5,817	710,314
Bunge Ltd.	8,567	679,020
Quest Diagnostics, Inc.	6,325	621,052
HCA Holdings, Inc.*	6,588	586,266
United Rentals, Inc.*	4,034	504,452
Tyson Foods, Inc. — Class A	7,904	487,756
Hormel Foods Corp.	13,071	452,649
Mondelez International, Inc. — Class A	9,916	427,181
Philip Morris International, Inc.	3,338	376,860
Akorn, Inc.*	15,271	367,726
DaVita, Inc.*	5,093	346,171
Hershey Co.	3,131	342,062
UnitedHealth Group, Inc.	2,051	336,385
Medtronic plc	3,728	300,328
Dr Pepper Snapple Group, Inc.	2,983	292,095
Ingredion, Inc.	1,421	171,131
AmerisourceBergen Corp. — Class A	1,931	170,894
Total Consumer, Non-cyclical		12,053,028

Industrial - 12.8%
General Electric Co.	26,811	798,967
Orbital ATK, Inc.	7,812	765,575
Republic Services, Inc. — Class A	11,626	730,229
WestRock Co.	12,721	661,874
Owens Corning	9,943	610,202
Jabil Circuit, Inc.	20,425	590,690
Timken Co.	12,804	578,741
Corning, Inc.	20,220	545,940
United Technologies Corp.	4,360	489,236
FLIR Systems, Inc.	13,063	473,926
Carlisle Companies, Inc.	4,273	454,690
Harris Corp.	3,800	422,826
Eaton Corp. plc	4,622	342,721
CH Robinson Worldwide, Inc.	4,261	329,333
Honeywell International, Inc.	2,534	316,421
Snap-on, Inc.	1,873	315,919
Crown Holdings, Inc.*	5,929	313,941
Total Industrial		8,741,231

Energy - 10.6%
Chevron Corp.	14,694	1,577,695
Exxon Mobil Corp.	18,875	1,547,939
Kinder Morgan, Inc.	36,145	785,792
Marathon Oil Corp.	39,981	631,700
Hess Corp.	10,503	506,350
Rowan Companies plc — Class A*	32,342	503,888
Whiting Petroleum Corp.*	51,184	484,201
Valero Energy Corp.	6,256	414,710
Apache Corp.	5,271	270,877
Laredo Petroleum, Inc.*	11,069	161,607
Schlumberger Ltd.	1,770	138,237
Chesapeake Energy Corp.*	22,394	133,020
QEP Resources, Inc.*	8,380	106,510
Total Energy		7,262,526

Consumer, Cyclical - 9.1%
Wal-Mart Stores, Inc.	13,463	970,412
Lear Corp.	5,220	739,048
Southwest Airlines Co.	11,939	641,840
Goodyear Tire & Rubber Co.	16,221	583,956
CVS Health Corp.	6,851	537,804
DR Horton, Inc.	15,314	510,109
JetBlue Airways Corp.*	21,229	437,530
Target Corp.	7,523	415,194
Carnival Corp.	6,345	373,784
PACCAR, Inc.	5,153	346,282
PVH Corp.	3,280	339,382
MGM Resorts International	10,869	297,811
Total Consumer, Cyclical		6,193,152

Utilities - 6.6%
Ameren Corp.	12,863	702,192
FirstEnergy Corp.	21,412	681,331
Exelon Corp.	18,280	657,714
Public Service Enterprise Group, Inc.	14,367	637,176
Edison International	6,979	555,598

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
LARGE CAP VALUE FUND

	Shares	Value

UGI Corp.	11,068	$546,759
OGE Energy Corp.	15,287	534,739
Duke Energy Corp.	2,116	173,533
Total Utilities		4,489,042

Technology - 5.8%
Intel Corp.	30,932	1,115,717
QUALCOMM, Inc.	11,755	674,032
Teradata Corp.*	17,402	541,550
Micron Technology, Inc.*	14,814	428,125
Apple, Inc.	2,826	405,983
Lam Research Corp.	2,961	380,074
VMware, Inc. — Class A*	2,657	244,816
NCR Corp.*	4,081	186,420
Total Technology		3,976,717

Communications - 5.6%
Cisco Systems, Inc.	47,683	1,611,685
AT&T, Inc.	13,603	565,205
EchoStar Corp. — Class A*	6,441	366,815
Walt Disney Co.	3,188	361,488
Time Warner, Inc.	3,495	341,496
Scripps Networks Interactive, Inc. — Class A	4,338	339,969
Verizon Communications, Inc.	5,184	252,720
Total Communications		3,839,378

Basic Materials - 2.9%
Dow Chemical Co.	17,852	1,134,316
Reliance Steel & Aluminum Co.	6,421	513,809
Nucor Corp.	3,081	183,997
Freeport-McMoRan, Inc.*	13,123	175,323
Total Basic Materials		2,007,445

Total Common Stocks
(Cost $56,960,516)		66,969,136

EXCHANGE-TRADED FUNDS† - 0.9%
iShares Russell 1000 Value ETF	5,340	613,780
Total Exchange-Traded Funds
(Cost $622,359)		613,780

SHORT-TERM INVESTMENTS† - 1.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.50%[1]	674,101	674,101
Total Short-Term Investments
(Cost $674,101)		674,101

Total Investments - 100.0%
(Cost $58,256,976)		$68,257,017
Other Assets & Liabilities, net - 0.0%		(10,647)
Total Net Assets - 100.0%		$68,246,370

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 31, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$66,969,136	$—	$—	$66,969,136
Exchange-Traded Funds	613,780	—	—	613,780
Short Term Investments	674,101	—	—	674,101
Total	$68,257,017	$—	$—	$68,257,017

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $58,256,976)	$68,257,017
Prepaid expenses	57,234
Receivables:
Fund shares sold	33,607
Dividends	64,730
Total assets	68,412,588

Liabilities:
Payable for:
Fund shares redeemed	66,309
Management fees	38,289
Transfer agent/maintenance fees	23,834
Distribution and service fees	16,785
Legal fees	13,000
Fund accounting/administration fees	4,689
Trustees’ fees*	3,312
Total liabilities	166,218
Net assets	$68,246,370

Net assets consist of:
Paid in capital	$55,116,734
Undistributed net investment income	241,605
Accumulated net realized gain on investments	2,887,990
Net unrealized appreciation on investments	10,000,041
Net assets	$68,246,370

A-Class:
Net assets	$62,217,348
Capital shares outstanding	1,382,860
Net asset value per share	$44.99
Maximum offering price per share (Net asset value divided by 95.25%)	$47.23

C-Class:
Net assets	$3,928,230
Capital shares outstanding	94,358
Net asset value per share	$41.63

P-Class:
Net assets	$158,446
Capital shares outstanding	3,526
Net asset value per share	$44.94

Institutional Class:
Net assets	$1,942,346
Capital shares outstanding	43,603
Net asset value per share	$44.55

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends	$627,488
Interest	2,751
Total investment income	630,239

Expenses:
Management fees	208,883
Transfer agent/maintenance fees:
A-Class	23,223
C-Class	2,860
P-Class	441
Institutional Class	164
Distribution and service fees:
A-Class	74,744
C-Class	18,282
P-Class	178
Fund accounting/administration fees	25,799
Line of credit fees	6,297
Trustees’ fees*	5,981
Custodian fees	861
Miscellaneous	25,438
Total expenses	393,151
Less:
Expenses reimbursed by Adviser:
A-Class	(2,547)
C-Class	(1,584)
P-Class	(386)
Total reimbursed expenses	(4,517)
Net expenses	388,634
Net investment income	241,605

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,984,522
Net realized gain	2,984,522
Net change in unrealized appreciation (depreciation) on:
Investments	4,384,790
Net change in unrealized appreciation (depreciation)	4,384,790
Net realized and unrealized gain	7,369,312
Net increase in net assets resulting from operations	$7,610,917

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$241,605	$802,166
Net realized gain on investments	2,984,522	2,362,410
Net change in unrealized appreciation (depreciation) on investments	4,384,790	5,158,045
Net increase in net assets resulting from operations	7,610,917	8,322,621

Distributions to shareholders from:
Net investment income
A-Class	(784,293)	(433,473)
C-Class	(25,737)	(6,564)
P-Class	(1,769)	(6,451)
Institutional Class	(1,859)	(31,516)
Net realized gains
A-Class	(1,894,547)	(3,188,410)
C-Class	(126,909)	(263,930)
P-Class	(4,388)	(38,749)
Institutional Class	(2,387)	(178,457)
Total distributions to shareholders	(2,841,889)	(4,147,550)

Capital share transactions:
Proceeds from sale of shares
A-Class	5,225,706	13,212,897
C-Class	754,532	638,542
P-Class	20,114	4,067,215
Institutional Class	1,898,394	68,775
Distributions reinvested
A-Class	2,617,497	3,509,323
C-Class	151,423	266,750
P-Class	6,157	45,199
Institutional Class	4,245	209,973
Cost of shares redeemed
A-Class	(5,400,936)	(11,004,700)
C-Class	(310,644)	(1,369,222)
P-Class	(961)	(3,997,610)
Institutional Class	(50,533)	(2,476,303)
Net increase from capital share transactions	4,914,994	3,170,839
Net increase in net assets	9,684,022	7,345,910

Net assets:
Beginning of period	58,562,348	51,216,438
End of period	$68,246,370	$58,562,348
Undistributed net investment income at end of period	$241,605	$813,658

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	121,458	352,919
C-Class	18,732	17,640
P-Class	466	105,931
Institutional Class	43,680	1,722
Shares issued from reinvestment of distributions
A-Class	61,879	92,667
C-Class	3,857	7,563
P-Class	146	1,194
Institutional Class	101	5,548
Shares redeemed
A-Class	(124,518)	(280,411)
C-Class	(7,733)	(37,647)
P-Class	(23)	(104,417)
Institutional Class	(1,125)	(71,269)
Net increase in shares	116,920	91,440

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$41.78	$39.11	$43.80	$38.28	$31.25	$24.58
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.58	.36	.30	.29	.25
Net gain (loss) on investments (realized and unrealized)	5.03	5.23	(3.36)	5.51	7.03	6.58
Total from investment operations	5.20	5.81	(3.00)	5.81	7.32	6.83
Less distributions from:
Net investment income	(.58)	(.37)	(.35)	(.29)	(.29)	(.16)
Net realized gains	(1.41)	(2.77)	(1.34)	—	—	—
Total distributions	(1.99)	(3.14)	(1.69)	(.29)	(.29)	(.16)
Net asset value, end of period	$44.99	$41.78	$39.11	$43.80	$38.28	$31.25

Total Return[c]	12.74%	15.69%	(7.19%)	15.25%	23.62%	27.90%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$62,217	$55,325	$45,318	$60,281	$47,307	$41,173
Ratios to average net assets:
Net investment income (loss)	0.79%	1.48%	0.85%	0.72%	0.82%	0.86%
Total expenses[d]	1.18%	1.34%	1.35%	1.48%	1.48%	1.65%
Net expenses[e]	1.17%[h]	1.17%[h]	1.16%[h]	1.17%[h]	1.15%	1.18%
Portfolio turnover rate	20%	56%	60%	40%	43%	16%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$38.68	$36.38	$40.91	$35.86	$29.30	$23.08
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.27	.04	(.02)	.02	.03
Net gain (loss) on investments (realized and unrealized)	4.63	4.87	(3.13)	5.16	6.62	6.19
Total from investment operations	4.64	5.14	(3.09)	5.14	6.64	6.22
Less distributions from:
Net investment income	(.28)	(.07)	(.10)	(.09)	(.08)	—
Net realized gains	(1.41)	(2.77)	(1.34)	—	—	—
Total distributions	(1.69)	(2.84)	(1.44)	(.09)	(.08)	—
Net asset value, end of period	$41.63	$38.68	$36.38	$40.91	$35.86	$29.30

Total Return[c]	12.26%	14.87%	(7.89%)	14.35%	22.73%	26.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,928	$3,075	$3,345	$3,963	$3,494	$2,257
Ratios to average net assets:
Net investment income (loss)	0.04%	0.75%	0.10%	(0.04%)	0.08%	0.12%
Total expenses[d]	2.00%	2.18%	2.16%	2.33%	2.47%	2.45%
Net expenses[e]	1.92%[h]	1.92%[h]	1.91%[h]	1.92%[h]	1.90%	1.93%
Portfolio turnover rate	20%	56%	60%	40%	43%	16%

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$41.74	$39.13	$43.64
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	1.40	.22
Net gain (loss) on investments (realized and unrealized)	5.00	4.44	(4.73)
Total from investment operations	5.17	5.84	(4.51)
Less distributions from:
Net investment income	(.56)	(.46)	—
Net realized gains	(1.41)	(2.77)	—
Total distributions	(1.97)	(3.23)	—
Net asset value, end of period	$44.94	$41.74	$39.13

Total Return[c]	12.69%	15.83%	(10.38%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$158	$123	$9
Ratios to average net assets:
Net investment income (loss)	0.79%	3.61%	1.21%
Total expenses[d]	1.72%	1.41%	3.29%
Net expenses[e,h]	1.17%	1.17%	1.16%
Portfolio turnover rate	20%	56%	60%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

LARGE CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[g]
Per Share Data
Net asset value, beginning of period	$41.84	$39.17	$43.87	$38.32	$36.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.28	.83	.47	.40	.13
Net gain (loss) on investments (realized and unrealized)	4.93	5.10	(3.37)	5.51	1.35
Total from investment operations	5.21	5.93	(2.90)	5.91	1.48
Less distributions from:
Net investment income	(1.09)	(.49)	(.46)	(.36)	—
Net realized gains	(1.41)	(2.77)	(1.34)	—	—
Total distributions	(2.50)	(3.26)	(1.80)	(.36)	—
Net asset value, end of period	$44.55	$41.84	$39.17	$43.87	$38.32

Total Return[c]	12.84%	15.98%	(6.97%)	15.52%	4.02%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,942	$40	$2,544	$3,339	$2,831
Ratios to average net assets:
Net investment income (loss)	1.25%	2.13%	1.09%	0.96%	1.12%
Total expenses[d]	0.93%	1.04%	0.98%	1.08%	1.12%
Net expenses[e]	0.93%[h]	0.92%[h]	0.91%[h]	0.92%[h]	0.89%
Portfolio turnover rate	20%	56%	60%	40%	43%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Since commencement of operations: June 7, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/17	09/30/16	09/30/15	09/30/14
A-Class	1.15%	1.15%	1.15%	1.15%
C-Class	1.90%	1.90%	1.90%	1.90%
P-Class	1.15%	1.15%	1.15%	—
Institutional Class	0.90%	0.90%	0.90%	0.90%

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2017

MARKET NEUTRAL REAL ESTATE FUND

OBJECTIVE: Seeks to provide capital appreciation, while limiting exposure to general stock market risk.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	February 26, 2016
C-Class	February 26, 2016
P-Class	February 26, 2016
Institutional Class	February 26, 2016

Ten Largest Holdings (% of Total Net Assets)
Weyerhaeuser Co.	4.1%
Invitation Homes, Inc.	4.1%
Rayonier, Inc.	4.0%
Rexford Industrial Realty, Inc.	3.8%
Equity Residential	3.4%
Colony Starwood Homes	3.3%
Physicians Realty Trust	3.3%
CyrusOne, Inc.	3.3%
Equinix, Inc.	3.2%
Hilton Worldwide Holdings, Inc.	3.1%
Top Ten Total	35.6%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 94.3%

REITs - 82.6%
REITs-Diversified - 26.9%
Weyerhaeuser Co.	6,279	$213,361
Rayonier, Inc.	7,414	210,114
Equinix, Inc.[1]	419	167,755
Crown Castle International Corp.[1]	1,629	153,859
Gramercy Property Trust	5,671	149,147
Tier REIT, Inc.	8,460	146,866
STORE Capital Corp.	6,111	145,931
American Tower Corp. — Class A1	945	114,855
Vornado Realty Trust	1,037	104,021
Total REITs-Diversified		1,405,909

REITs-Apartments - 12.8%
Invitation Homes, Inc.*	9,740	212,625
Equity Residential[1]	2,860	177,949
Colony Starwood Homes	5,097	173,043
Monogram Residential Trust, Inc.	10,028	99,979
Total REITs-Apartments		663,596

REITs-Warehouse/Industries - 9.9%
Rexford Industrial Realty, Inc.	8,775	197,614
CyrusOne, Inc.	3,288	169,233
EastGroup Properties, Inc.	1,991	146,398
Total REITs-Warehouse/Industries		513,245

REITs-Shopping Centers - 8.1%
Regency Centers Corp.	2,363	156,879
Federal Realty Investment Trust[1]	1,086	144,981
Acadia Realty Trust	3,898	117,174
Total REITs-Shopping Centers		419,034

REITs-Health Care - 5.4%
Physicians Realty Trust	8,588	170,643
Healthcare Trust of America, Inc. — Class A	3,421	107,625
Total REITs-Health Care		278,268

REITs-Manufactured Homes - 5.3%
Sun Communities, Inc.	1,932	155,197
Equity LifeStyle Properties, Inc.	1,575	121,370
Total REITs-Manufactured Homes		276,567

REITs-Office Property - 4.8%
Alexandria Real Estate Equities, Inc.	1,429	157,933
Mack-Cali Realty Corp.	3,494	94,128
Total REITs-Office Property		252,061

REITs-Regional Malls - 4.0%
Pennsylvania Real Estate Investment Trust	6,964	105,435
GGP, Inc.	4,457	103,313
Total REITs-Regional Malls		208,748

REITs-Mortgage - 3.0%
Blackstone Mortgage Trust, Inc. — Class A	5,020	155,419

REITs-Storage - 2.4%
National Storage Affiliates Trust	5,156	123,228
Total REITs		4,296,075

Lodging - 6.8%
Casino Hotels - 3.7%
Boyd Gaming Corp.*	5,149	113,329
MGM Resorts International	2,809	76,967
Total Casino Hotels		190,296

Hotels & Motels - 3.1%
Hilton Worldwide Holdings, Inc.[1]	2,776	162,285
Total Lodging		352,581

Insurance - 2.8%
Financial Guarantee Insurance - 2.8%
MGIC Investment Corp.*	14,348	145,345

Entertainment - 2.1%
Gambling (Non-Hotel) - 2.1%
Pinnacle Entertainment, Inc.*	5,598	109,273

Total Common Stocks
(Cost $4,610,471)		4,903,274

SHORT-TERM INVESTMENTS† - 10.7%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 0.56%[2]	558,509	558,509
Total Short-Term Investments
(Cost $558,509)		558,509

Total Investments - 105.0%
(Cost $5,168,980)		$5,461,783
Other Assets & Liabilities, net - (5.0)%		(260,510)
Total Net Assets - 100.0%		$5,201,273

		Unrealized Gain (Loss)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley February 2018 Market Neutral Real Estate Portfolio Short Custom Basket Swap 0.56%[3], Terminating 02/28/18 (Notional Value $4,926,555)		$(235,181)

	Shares

CUSTOM BASKET OF SHORT SECURITIES[3]
Brixmor Property Group, Inc.	(7,109)	26,009
National Retail Properties, Inc.	(3,503)	19,224
Realty Income Corp.	(3,004)	16,314
Senior Housing Properties Trust	(8,079)	6,758

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
MARKET NEUTRAL REAL ESTATE FUND

	Shares	Unrealized Gain (Loss)

Hersha Hospitality Trust	(1,029)	$2,142
Urban Edge Properties	(3,908)	1,987
Weingarten Realty Investors	(3,040)	1,267
Life Storage, Inc.	(1,252)	10
Macerich Co.	(1,608)	(797)
DuPont Fabros Technology, Inc.	(2,081)	(1,225)
LaSalle Hotel Properties	(3,532)	(1,254)
Digital Realty Trust, Inc.	(1,830)	(1,737)
Chesapeake Lodging Trust	(4,328)	(2,196)
DiamondRock Hospitality Co.	(9,714)	(3,525)
Extra Space Storage, Inc.	(1,425)	(3,745)
PS Business Parks, Inc.	(928)	(4,668)
UDR, Inc.	(4,379)	(6,849)
AvalonBay Communities, Inc.	(900)	(10,641)
Lexington Realty Trust	(9,205)	(14,514)
Piedmont Office Realty Trust, Inc. — Class A	(8,553)	(17,126)
Omega Healthcare Investors, Inc.	(5,028)	(21,116)
Government Properties Income Trust	(7,804)	(21,298)
iShares U.S. Real Estate ETF	(16,038)	(21,419)
Host Hotels & Resorts, Inc.	(6,628)	(21,510)
EPR Properties	(2,096)	(24,088)
Sabra Health Care REIT, Inc.	(6,342)	(29,809)
Iron Mountain, Inc.	(5,761)	(33,764)
STAG Industrial, Inc.	(6,241)	(47,058)
Total Custom Basket of Short Securities		(214,628)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as equity swap collateral at March 31, 2017.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Total return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$4,903,274	$—	$—	$—	$4,903,274
Short-Term Investments	558,509	—	—	—	558,509
Total	$5,461,783	$—	$—	$—	$5,461,783

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Equity Swap Agreements	$—	$—	$235,181	$—	$235,181

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

MARKET NEUTRAL REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $5,168,980)	$5,461,783
Prepaid expenses	95,697
Cash	2,530
Receivables:
Swap settlement	66,186
Dividends	18,736
Total assets	5,644,932

Liabilities:
Unrealized depreciation on swap agreements	235,181
Payable for:
Securities purchased	206,255
Transfer agent/maintenance fees	4,828
Trustees’ fees*	1,207
Distribution and service fees	168
Management fees	(3,980)
Total liabilities	443,659
Net assets	$5,201,273

Net assets consist of:
Paid in capital	$4,734,334
Undistributed net investment income	274,360
Accumulated net realized gain on investments	134,957
Net unrealized appreciation on investments	57,622
Net assets	$5,201,273

A-Class:
Net assets	$105,304
Capital shares outstanding	4,112
Net asset value per share	$25.61
Maximum offering price per share (Net asset value divided by 95.25%)	$26.89

C-Class:
Net assets	$138,647
Capital shares outstanding	5,459
Net asset value per share	$25.40

P-Class:
Net assets	$130,295
Capital shares outstanding	5,090
Net asset value per share	$25.60

Institutional Class:
Net assets	$4,827,027
Capital shares outstanding	188,000
Net asset value per share	$25.68

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends	$45,719
Interest	890
Total investment income	46,609

Expenses:
Management fees	28,079
Transfer agent/maintenance fees:
A-Class	92
C-Class	110
P-Class	163
Institutional Class	2,269
Distribution and service fees:
A-Class	129
C-Class	625
P-Class	161
Fund accounting/administration fees	12,465
Registration fees	9,293
Professional fees	8,101
Insurance expense	3,473
Trustees’ fees*	2,653
Line of credit fees	791
Miscellaneous	(2,770)
Total expenses	65,634
Less:
Expenses waived by Adviser	(25,876)
Expenses reimbursed by Adviser:
A-Class	(133)
C-Class	(150)
P-Class	(196)
Institutional Class	(2,195)
Total waived/reimbursed expenses	(28,550)
Net expenses	37,084
Net investment income	9,525

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	158,049
Swap agreements	18,662
Net realized gain	176,711
Net change in unrealized appreciation (depreciation) on:
Investments	21,615
Swap agreements	29,654
Net change in unrealized appreciation (depreciation)	51,269
Net realized and unrealized gain	227,980
Net increase in net assets resulting from operations	$237,505

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016*
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,525	$54,619
Net realized gain (loss) on investments	176,711	(163,479)
Net change in unrealized appreciation (depreciation) on investments	51,269	6,353
Net increase (decrease) in net assets resulting from operations	237,505	(102,507)

Capital share transactions:
Proceeds from sale of shares
A-Class	784	102,011
C-Class	36,949	100,000
P-Class	3,322	125,772
Institutional Class	—	4,700,000
Cost of shares redeemed
A-Class	—	—
C-Class	—	—
P-Class	(2,563)	—
Institutional Class	—	—
Net increase from capital share transactions	38,492	5,027,783
Net increase in net assets	275,997	4,925,276

Net assets:
Beginning of year	4,925,276	—
End of year	$5,201,273	$4,925,276
Undistributed net investment income at end of year	$274,360	$264,835

Capital share activity:
Shares sold
A-Class	30	4,082
C-Class	1,459	4,000
P-Class	131	5,059
Institutional Class	—	188,000
Shares redeemed
P-Class	(100)	—
Net increase in shares	1,520	201,141

*	Since commencement of operations: February 26, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$24.45	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.02	.24
Net gain (loss) on investments (realized and unrealized)	1.14	(.79)
Total from investment operations	1.16	(.55)
Net asset value, end of period	$25.61	$24.45

Total Return[e]	4.70%	(2.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$105	$100
Ratios to average net assets:
Net investment income (loss)	0.16%	1.66%
Total expenses	2.86%	3.74%
Net expenses[d,f]	1.66%	1.64%
Portfolio turnover rate	72%	135%

C-Class	Period Ended March 31, 2017[a]	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$24.35	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	.12
Net gain (loss) on investments (realized and unrealized)	1.13	(.77)
Total from investment operations	1.05	(.65)
Net asset value, end of period	$25.40	$24.35

Total Return[e]	4.31%	(2.60%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$139	$97
Ratios to average net assets:
Net investment income (loss)	(0.69%)	0.93%
Total expenses	3.63%	4.47%
Net expenses[d,f]	2.41%	2.38%
Portfolio turnover rate	72%	135%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$24.45	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.02	.26
Net gain (loss) on investments (realized and unrealized)	1.13	.81
Total from investment operations	1.15	(.55)
Net asset value, end of period	$25.60	$24.45

Total Return[e]	4.70%	(2.20%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130	$124
Ratios to average net assets:
Net investment income (loss)	0.15%	1.64%
Total expenses	2.93%	3.65%
Net expenses[d,f]	1.67%	1.66%
Portfolio turnover rate	72%	135%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

MARKET NEUTRAL REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$24.49	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.05	.28
Net gain (loss) on investments (realized and unrealized)	1.14	(.79)
Total from investment operations	1.19	(.51)
Net asset value, end of period	$25.68	$24.49

Total Return[e]	4.82%	(2.04%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,827	$4,604
Ratios to average net assets:
Net investment income (loss)	0.41%	1.92%
Total expenses	2.52%	3.41%
Net expenses[d,f]	1.41%	1.39%
Portfolio turnover rate	72%	135%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: February 26, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[e]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[f]	Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/17	09/30/16
A-Class	1.63%	1.63%
C-Class	2.38%	2.37%
P-Class	1.64%	1.65%
Institutional Class	1.38%	1.38%

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2017

RISK MANAGED REAL ESTATE FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 28, 2014
C-Class	March 28, 2014
P-Class	May 1, 2015
Institutional Class	March 28, 2014

Ten Largest Long Holdings (% of Total Net Assets)
Simon Property Group, Inc.	5.9%
Equinix, Inc.	4.7%
Prologis, Inc.	3.5%
Public Storage	3.3%
Equity Residential	2.7%
Alexandria Real Estate Equities, Inc.	2.3%
Boston Properties, Inc.	2.3%
Welltower, Inc.	2.3%
Vornado Realty Trust	2.2%
Physicians Realty Trust	2.1%
Top Ten Total	31.3%

“Ten Largest Long Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
RISK MANAGED REAL ESTATE FUND

	Shares	Value

COMMON STOCKS† - 97.3%

REITs - 91.9%
REITs-Diversified - 20.7%
Equinix, Inc.	13,206	$5,287,285
Vornado Realty Trust	24,531	2,460,704
Weyerhaeuser Co.	61,264	2,081,750
Gramercy Property Trust	78,786	2,072,072
Rayonier, Inc.	67,096	1,901,501
STORE Capital Corp.	74,645	1,782,523
Crown Castle International Corp.	17,490	1,651,931
Duke Realty Corp.	60,777	1,596,612
Tier REIT, Inc.	82,172	1,426,506
Digital Realty Trust, Inc.	9,631	1,024,642
Washington Real Estate Investment Trust	31,129	973,715
American Tower Corp. — Class A1	6,916	840,571
Total REITs-Diversified		23,099,812

REITs-Apartments - 14.5%
Equity Residential	49,038	3,051,143
AvalonBay Communities, Inc.[1]	13,376	2,455,834
Invitation Homes, Inc.*	96,788	2,112,882
Essex Property Trust, Inc.[1]	8,752	2,026,351
Colony Starwood Homes	57,496	1,951,989
Mid-America Apartment Communities, Inc.	14,782	1,503,921
Monogram Residential Trust, Inc.	139,865	1,394,454
Camden Property Trust[1]	11,092	892,462
Apartment Investment & Management Co. — Class A	18,153	805,086
Total REITs-Apartments		16,194,122

REITs-Office Property - 10.1%
Alexandria Real Estate Equities, Inc.[1]	23,690	2,618,220
Boston Properties, Inc.[1]	19,669	2,604,373
SL Green Realty Corp.	14,412	1,536,607
Mack-Cali Realty Corp.	47,178	1,270,975
Kilroy Realty Corp.	17,380	1,252,750
Hudson Pacific Properties, Inc.	31,541	1,092,580
Highwoods Properties, Inc.	17,876	878,248
Total REITs-Office Property		11,253,753

REITs-Health Care - 10.0%
Welltower, Inc.	35,895	2,542,084
Physicians Realty Trust	119,275	2,369,994
Ventas, Inc.	33,716	2,192,889
HCP, Inc.[2]	69,968	2,188,599
Healthcare Trust of America, Inc. — Class A	58,054	1,826,379
Total REITs-Health Care		11,119,945

REITs-Regional Malls - 8.7%
Simon Property Group, Inc.	38,102	6,554,687
GGP, Inc.[2]	73,420	1,701,876
Pennsylvania Real Estate Investment Trust	58,623	887,552
Tanger Factory Outlet Centers, Inc.	18,661	611,521
Total REITs-Regional Malls		9,755,636

REITs-Warehouse/Industries - 8.4%
Prologis, Inc.[2]	75,707	3,927,679
CyrusOne, Inc.	37,894	1,950,404
Rexford Industrial Realty, Inc.	81,690	1,839,659
EastGroup Properties, Inc.	23,069	1,696,264
Total REITs-Warehouse/Industries		9,414,006

REITs-Shopping Centers - 6.1%
Federal Realty Investment Trust[1]	15,819	2,111,838
Regency Centers Corp.	31,791	2,110,604
Acadia Realty Trust	47,901	1,439,904
Retail Opportunity Investments Corp.	56,472	1,187,606
Total REITs-Shopping Centers		6,849,952

REITs-Storage - 5.4%
Public Storage	17,021	3,726,067
National Storage Affiliates Trust	61,690	1,474,391
Extra Space Storage, Inc.	10,667	793,518
Total REITs-Storage		5,993,976

REITs-Manufactured Homes - 3.6%
Sun Communities, Inc.	27,434	2,203,773
Equity LifeStyle Properties, Inc.[1]	23,671	1,824,087
Total REITs-Manufactured Homes		4,027,860

REITs-Single Tenant - 1.9%
Realty Income Corp.	19,639	1,169,110
Spirit Realty Capital, Inc.	91,605	927,959
Total REITs-Single Tenant		2,097,069

REITs-Mortgage - 1.6%
Blackstone Mortgage Trust, Inc. — Class A	59,510	1,842,430

REITs-Hotels - 0.9%
Apple Hospitality REIT, Inc.	51,231	978,511
Total REITs		102,627,072

Lodging - 3.5%
Casino Hotels - 1.6%
MGM Resorts International	33,654	922,120
Boyd Gaming Corp.*	37,303	821,039
Total Casino Hotels		1,743,159

Hotels & Motels - 1.9%
Hilton Worldwide Holdings, Inc.	23,460	1,371,472
Choice Hotels International, Inc.	13,019	814,989
Total Hotels & Motels		2,186,461
Total Lodging		3,929,620

Insurance - 1.2%
Financial Guarantee Insurance - 1.2%
MGIC Investment Corp.*	129,797	1,314,844

Entertainment - 0.7%
Gambling (Non-Hotel) - 0.7%
Pinnacle Entertainment, Inc.*	40,502	790,599

Total Common Stocks
(Cost $104,610,425)		108,662,135

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
RISK MANAGED REAL ESTATE FUND

	Shares	Value

SHORT-TERM INVESTMENTS† - 4.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.50%[3]	4,672,394	$4,672,394
Total Short-Term Investments
(Cost $4,672,394)		4,672,394

Total Investments - 101.5%
(Cost $109,282,819)		$113,334,529

COMMON STOCKS SOLD SHORT† - (8.1)%

REITs - (8.1)%
REITs-Regional Malls - (0.2)%
Macerich Co.	(4,154)	(267,518)

REITs-Apartments - (0.7)%
UDR, Inc.	(10,820)	(392,333)
AvalonBay Communities, Inc.	(2,148)	(394,373)
Total REITs-Apartments		(786,706)

REITs-Single Tenant - (0.7)%
National Retail Properties, Inc.	(8,606)	(375,394)
Realty Income Corp.	(7,366)	(438,498)
Total REITs-Single Tenant		(813,892)

REITs-Office Property - (0.8)%
Government Properties Income Trust	(19,506)	(408,261)
Piedmont Office Realty Trust, Inc. — Class A	(20,090)	(429,524)
Total REITs-Office Property		(837,785)

REITs-Shopping Centers - (0.8)%
Weingarten Realty Investors	(7,828)	(261,377)
Urban Edge Properties	(10,062)	(264,631)
Brixmor Property Group, Inc.	(18,286)	(392,418)
Total REITs-Shopping Centers		(918,426)

REITs-Storage - (0.9)%
Extra Space Storage, Inc.	(3,416)	(254,116)
Life Storage, Inc.	(3,232)	(265,412)
Iron Mountain, Inc.	(13,433)	(479,155)
Total REITs-Storage		(998,683)

REITs-Hotels - (1.1)%
Hersha Hospitality Trust	(4,780)	(89,816)
LaSalle Hotel Properties	(9,141)	(264,632)
Chesapeake Lodging Trust	(11,208)	(268,544)
DiamondRock Hospitality Co.	(24,769)	(276,174)
Host Hotels & Resorts, Inc.	(16,678)	(311,211)
Total REITs-Hotels		(1,210,377)

REITs-Health Care - (1.2)%
Senior Housing Properties Trust	(20,662)	(418,406)
Omega Healthcare Investors, Inc.	(12,867)	(424,482)
Sabra Health Care REIT, Inc.	(15,990)	(446,601)
Total REITs-Health Care		(1,289,489)

REITs-Diversified - (1.7)%
Lexington Realty Trust	(19,578)	(195,388)
DuPont Fabros Technology, Inc.	(5,152)	(255,488)
PS Business Parks, Inc.	(2,229)	(255,800)
EPR Properties	(4,920)	(362,260)
STAG Industrial, Inc.	(14,854)	(371,647)
Digital Realty Trust, Inc.	(4,741)	(504,395)
Total REITs-Diversified		(1,944,978)
Total REITs		(9,067,854)

Total Common Stocks Sold Short
(Cost $(8,986,810))		(9,067,854)

EXCHANGE-TRADED FUNDS SOLD SHORT† - (3.0)%
iShares U.S. Real Estate ETF	42,316	(3,321,383)
Total Exchange-Traded Funds Sold Short
(Proceeds $3,264,934)		(3,321,383)
Total Securities Sold Short- (11.1)%
(Proceeds $12,251,744)		$(12,389,237)
Other Assets & Liabilities, net - 9.6%		10,718,178
Total Net Assets - 100.0%		$111,663,470

		Unrealized Gain (Loss)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley June 2017 Risk Managed Real Estate Portfolio Short Custom Basket Swap 0.56%[5], Terminating 06/12/17 (Notional Value $36,017,391)		$(1,470,502)
Morgan Stanley June 2017 Risk Managed Real Estate Portfolio Long Custom Basket Swap 1.28%[4], Terminating 06/12/17 (Notional Value $36,003,551)		$2,103,937

	Shares

CUSTOM BASKET OF LONG SECURITIES[4]
Rexford Industrial Realty, Inc.	65,075	219,619
Equinix, Inc.	3,155	218,788
Sun Communities, Inc.	14,817	205,037
Colony Starwood Homes	37,314	186,814
EastGroup Properties, Inc.	14,149	178,132
Equity LifeStyle Properties, Inc.	11,073	169,367
Hilton Worldwide Holdings, Inc.	20,086	150,584
American Tower Corp. — Class A	6,827	143,036
Gramercy Property Trust	41,175	139,034
Invitation Homes, Inc.*	70,325	115,685
Weyerhaeuser Co.	45,265	113,434
National Storage Affiliates Trust	38,332	88,151

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
RISK MANAGED REAL ESTATE FUND

	Shares	Unrealized Gain (Loss)

Boyd Gaming Corp.*	37,282	$81,551
Crown Castle International Corp.	12,661	67,789
CyrusOne, Inc.	22,991	63,562
Alexandria Real Estate Equities, Inc.	10,271	51,977
Blackstone Mortgage Trust, Inc. — Class A	36,831	49,490
Healthcare Trust of America, Inc. — Class A	24,745	38,375
Pinnacle Entertainment, Inc.*	39,784	37,087
Vornado Realty Trust	7,795	22,541
Pennsylvania Real Estate Investment Trust	50,464	12,717
Regency Centers Corp.	17,348	10,005
Rayonier, Inc.	52,675	10,000
GGP, Inc.	32,312	5,613
STORE Capital Corp.	46,249	2,423
MGM Resorts International	20,153	—
Park Hotels & Resorts, Inc.	3,473	(3,278)
Mack-Cali Realty Corp.	28,526	(20,026)
Physicians Realty Trust	59,019	(33,574)
Monogram Residential Trust, Inc.	73,334	(35,559)
Equity Residential	20,331	(37,467)
Tier REIT, Inc.	61,140	(49,606)
MGIC Investment Corp.*	105,499	(52,528)
Federal Realty Investment Trust	7,801	(54,065)
Acadia Realty Trust	29,433	(129,502)
Total Custom Basket of Long Securities		1,965,206

CUSTOM BASKET OF SHORT SECURITIES[5]
Brixmor Property Group, Inc.	(51,029)	186,166
National Retail Properties, Inc.	(25,452)	141,539
Realty Income Corp.	(21,416)	119,505
Senior Housing Properties Trust	(58,064)	58,485
Hersha Hospitality Trust	(7,555)	16,028
Investors Real Estate Trust	(24,753)	14,778
Urban Edge Properties	(28,050)	14,261
Weingarten Realty Investors	(21,832)	9,102
Life Storage, Inc.	(9,023)	74
Macerich Co.	(11,589)	(5,744)
DuPont Fabros Technology, Inc.	(15,013)	(8,835)
LaSalle Hotel Properties	(25,498)	(9,052)
Chesapeake Lodging Trust	(31,303)	(15,886)
Digital Realty Trust, Inc.	(13,895)	(24,185)
DiamondRock Hospitality Co.	(69,059)	(25,062)
Extra Space Storage, Inc.	(10,335)	(27,160)
PS Business Parks, Inc.	(6,926)	(34,841)
UDR, Inc.	(32,009)	(41,729)
AvalonBay Communities, Inc.	(6,512)	(76,991)
Lexington Realty Trust	(64,258)	(81,948)
Host Hotels & Resorts, Inc.	(51,134)	(95,156)
Piedmont Office Realty Trust, Inc. — Class A	(62,238)	(98,626)
Government Properties Income Trust	(58,186)	(119,220)
Omega Healthcare Investors, Inc.	(36,160)	(153,962)
Iron Mountain, Inc.	(38,773)	(160,678)
iShares U.S. Real Estate ETF	(118,049)	(168,250)
Sabra Health Care REIT, Inc.	(46,924)	(220,725)
EPR Properties	(15,257)	(244,561)
STAG Industrial, Inc.	(46,012)	(270,772)
Total Custom Basket of Short Securities		(1,323,445)

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2017.
[2]	All or a portion of this security is pledged as equity swap collateral at March 31, 2017.
[3]	Rate indicated is the 7 day yield as of March 31, 2017.
[4]	Total Return is based on the return of the custom basket of long securities +/ - financing at a variable rate. Rate indicated is rate effective at March 31, 2017.
[5]	Total Return is based on the return of the custom basket of short securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2017.
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
RISK MANAGED REAL ESTATE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$108,662,135	$—	$—	$—	$108,662,135
Short-Term Investments	4,672,394	—	—	—	4,672,394
Equity Swap Agreements	—	—	2,103,937	—	2,103,937
Total	$113,334,529	$—	$2,103,937	$—	$115,438,466

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$9,067,854	$—	$—	$—	$9,067,854
Exchange-Traded Funds	3,321,383	—	—	—	3,321,383
Equity Swap Agreements	—	—	1,470,502	—	1,470,502
Total	$12,389,237	$—	$1,470,502	$—	$13,859,739

*	Other financial instruments include swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

RISK MANAGED REAL ESTATE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $109,282,819)	$113,334,529
Segregated cash with broker	10,218,510
Unrealized appreciation on swap agreements	2,103,937
Prepaid expenses	43,632
Receivables:
Swap settlement	206,640
Securities sold	1,382,983
Dividends	318,272
Other assets	2,649
Total assets	127,611,152

Liabilities:
Securities sold short, at value (proceeds $12,251,744)	12,389,237
Unrealized depreciation on swap agreements	1,470,502
Overdraft due to custodian bank	336,544
Payable for:
Securities purchased	1,575,979
Management fees	70,597
Fund accounting/administration fees	7,529
Transfer agent/maintenance fees	3,445
Trustees’ fees*	1,283
Fund shares redeemed	628
Distribution and service fees	584
Miscellaneous	91,354
Total liabilities	15,947,682
Net assets	$111,663,470

Net assets consist of:
Paid in capital	$106,132,385
Accumulated net investment loss	(1,964,947)
Accumulated net realized gain on investments	2,948,380
Net unrealized appreciation on investments	4,547,652
Net assets	$111,663,470

A-Class:
Net assets	$468,268
Capital shares outstanding	16,480
Net asset value per share	$28.41
Maximum offering price per share (Net asset value divided by 95.25%)	$29.83

C-Class:
Net assets	$554,762
Capital shares outstanding	19,633
Net asset value per share	$28.26

P-Class:
Net assets	$91,837
Capital shares outstanding	3,216
Net asset value per share	$28.56

Institutional Class:
Net assets	$110,548,603
Capital shares outstanding	3,846,360
Net asset value per share	$28.74

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends	$377,765
Interest	7,003
Total investment income	384,768

Expenses:
Management fees	411,065
Transfer agent/maintenance fees:
A-Class	606
C-Class	915
P-Class	190
Institutional Class	11,740
Distribution and service fees:
A-Class	750
C-Class	2,698
P-Class	118
Fund accounting/administration fees	44,030
Line of credit fees	11,696
Prime broker interest expense	5,371
Trustees’ fees*	3,562
Short sales dividend expense	3,292
Custodian fees	1,157
Miscellaneous	30,494
Total expenses	527,684
Less:
Expenses waived by Adviser	(24)
Expenses reimbursed by Adviser:
A-Class	(223)
C-Class	(488)
P-Class	(126)
Total waived/reimbursed expenses	(861)
Net expenses	526,823
Net investment loss	(142,055)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	2,572,521
Swap agreements	1,732,080
Securities sold short	782,361
Net realized gain	5,086,962
Net change in unrealized appreciation (depreciation) on:
Investments	(2,896,231)
Securities sold short	161,965
Swap agreements	98,223
Net change in unrealized appreciation (depreciation)	(2,636,043)
Net realized and unrealized gain	2,450,919
Net increase in net assets resulting from operations	$2,308,864

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$(142,055)	$1,008,071
Net realized gain on investments	5,086,962	5,047,620
Net change in unrealized appreciation (depreciation) on investments	(2,636,043)	9,597,857
Net increase in net assets resulting from operations	2,308,864	15,653,548

Distributions to shareholders from:
Net investment income
A-Class	(6,292)	(15,560)
C-Class	(4,963)	(7,069)
P-Class	(1,211)	(1,363)
Institutional Class	(1,329,089)	(3,816,066)
Net realized gains
A-Class	(14,684)	(43,834)
C-Class	(13,682)	(32,752)
P-Class	(2,734)	(4,335)
Institutional Class	(2,669,186)	(13,211,585)
Total distributions to shareholders	(4,041,841)	(17,132,564)

Capital share transactions:
Proceeds from sale of shares
A-Class	48,246	785,426
C-Class	47,135	452,351
P-Class	69,391	73,853
Institutional Class	1,053,029	3,584,478
Distributions reinvested
A-Class	19,304	54,041
C-Class	15,829	39,469
P-Class	3,944	5,698
Institutional Class	3,172,104	13,011,489
Cost of shares redeemed
A-Class	(332,603)	(474,048)
C-Class	(17,447)	(58,044)
P-Class	(61,541)	(26,988)
Institutional Class	(3,786,788)	(9,175,287)
Net increase from capital share transactions	230,603	8,272,438
Net increase (decrease) in net assets	(1,502,374)	6,793,422

Net assets:
Beginning of period	113,165,844	106,372,422
End of period	$111,663,470	$113,165,844
Accumulated net investment loss at end of period	$(1,964,947)	$(481,337)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

RISK MANAGED REAL ESTATE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	1,727	27,279
C-Class	1,686	15,548
P-Class	2,398	2,578
Institutional Class	36,796	132,744
Shares issued from reinvestment of distributions
A-Class	687	2,003
C-Class	566	1,472
P-Class	140	210
Institutional Class	111,556	477,316
Shares redeemed
A-Class	(11,671)	(15,824)
C-Class	(622)	(2,239)
P-Class	(2,157)	(952)
Institutional Class	(134,765)	(317,907)
Net increase in shares	6,341	322,228

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$28.87	$29.77	$26.99	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.09)	.19	(.21)	.02
Net gain (loss) on investments (realized and unrealized)	.66	3.84	3.18	2.06
Total from investment operations	.57	4.03	2.97	2.08
Less distributions from:
Net investment income	(.32)	(1.12)	(.05)	(.09)
Net realized gains	(.71)	(3.81)	(.14)	—
Total distributions	(1.03)	(4.93)	(.19)	(.09)
Net asset value, end of period	$28.41	$28.87	$29.77	$26.99

Total Return[g]	2.03%	14.88%	10.97%	8.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$468	$743	$366	$107
Ratios to average net assets:
Net investment income (loss)	(0.67%)	0.66%	(0.67%)	0.16%
Total expenses[d]	1.38%	1.93%	3.41%	4.22%[h]
Net expenses[e,i]	1.32%	1.78%	3.04%	3.32%
Portfolio turnover rate	55%	133%	214%	57%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$28.77	$29.56	$26.95	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.20)	.02	(.43)	(.23)
Net gain (loss) on investments (realized and unrealized)	.66	3.77	3.18	2.19
Total from investment operations	.46	3.79	2.75	1.96
Less distributions from:
Net investment income	(.26)	(.77)	—	(.01)
Net realized gains	(.71)	(3.81)	(.14)	—
Total distributions	(.97)	(4.58)	(.14)	(.01)
Net asset value, end of period	$28.26	$28.77	$29.56	$26.95

Total Return[g]	1.65%	14.00%	10.20%	7.85%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$555	$518	$95	$52
Ratios to average net assets:
Net investment income (loss)	(1.40%)	0.08%	(1.42%)	(1.60%)
Total expenses[d]	2.27%	3.32%	5.76%	9.33%[h]
Net expenses[e,i]	2.07%	2.53%	3.76%	2.67%
Portfolio turnover rate	55%	133%	214%	57%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$29.01	$29.77	$30.89
Income (loss) from investment operations:
Net investment income (loss)[c]	(.08)	.16	.04
Net gain (loss) on investments (realized and unrealized)	.67	3.88	(1.16)
Total from investment operations	.59	4.04	(1.12)
Less distributions from:
Net investment income	(.33)	(.99)	—
Net realized gains	(.71)	(3.81)	—
Total distributions	(1.04)	(4.80)	—
Net asset value, end of period	$28.56	$29.01	$29.77

Total Return[g]	2.04%	14.87%	(3.63%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$92	$82	$30
Ratios to average net assets:
Net investment income (loss)	(0.60%)	0.56%	0.30%
Total expenses[d]	1.58%	1.88%	4.04%[h]
Net expenses[e,i]	1.31%	1.78%	2.94%
Portfolio turnover rate	55%	133%	214%

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

RISK MANAGED REAL ESTATE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$29.18	$29.90	$27.00	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	(.04)	.26	(.11)	.02
Net gain (loss) on investments (realized and unrealized)	.66	3.89	3.18	2.09
Total from investment operations	.62	4.15	3.07	2.11
Less distributions from:
Net investment income	(.35)	(1.06)	(.03)	(.11)
Net realized gains	(.71)	(3.81)	(.14)	—
Total distributions	(1.06)	(4.87)	(.17)	(.11)
Net asset value, end of period	$28.74	$29.18	$29.90	$27.00

Total Return[g]	2.23%	15.20%	11.36%	8.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$110,549	$111,823	$105,882	$103,993
Ratios to average net assets:
Net investment income (loss)	(0.25%)	0.91%	(0.35%)	0.11%
Total expenses[d]	0.95%	1.50%	2.70%	2.69%[h]
Net expenses[e,i]	0.95%	1.50%	2.70%	2.58%
Portfolio turnover rate	55%	133%	214%	57%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: March 28, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	Due to limited length of Fund operations, ratios for this period are not indicative of future performance.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/17	09/30/16	09/30/15	09/30/14
A-Class	1.28%	1.29%	1.30%	1.30%
C-Class	2.04%	2.03%	2.05%	2.05%
P-Class	1.28%	1.28%	1.30%	—
Institutional Class	0.92%	1.00%	0.99%	1.10%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

FUND PROFILE (Unaudited)	March 31, 2017

SMALL CAP VALUE FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	July 11, 2008
C-Class	July 11, 2008
P-Class	May 1, 2015
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Century Communities, Inc.	1.7%
Fulton Financial Corp.	1.7%
Cathay General Bancorp	1.7%
Portland General Electric Co.	1.6%
Wintrust Financial Corp.	1.5%
Sanmina Corp.	1.5%
1st Source Corp.	1.4%
UniFirst Corp.	1.4%
Avista Corp.	1.4%
Berkshire Hills Bancorp, Inc.	1.4%
Top Ten Total	15.3%

“Ten Largest Holdings” excludes any temporary cash investments.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
SMALL CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 97.9%

Financial - 38.3%
Fulton Financial Corp.	20,015	$357,268
Cathay General Bancorp	9,350	352,308
Wintrust Financial Corp.	4,747	328,114
1st Source Corp.	6,582	309,025
Berkshire Hills Bancorp, Inc.	8,290	298,854
Navigators Group, Inc.	4,849	263,300
First Citizens BancShares, Inc. — Class A	731	245,156
Prosperity Bancshares, Inc.	3,506	244,403
Argo Group International Holdings Ltd.	3,564	241,639
Hanmi Financial Corp.	7,838	241,019
Equity Commonwealth*	7,511	234,493
Horace Mann Educators Corp.	5,460	224,133
Investors Bancorp, Inc.	15,524	223,235
Umpqua Holdings Corp.	11,974	212,419
Trustmark Corp.	6,555	208,384
Radian Group, Inc.	11,320	203,307
Hanover Insurance Group, Inc.	2,246	202,275
TriCo Bancshares	5,304	188,451
Valley National Bancorp	15,305	180,599
Forestar Group, Inc.*	12,448	169,915
Hersha Hospitality Trust	8,989	168,903
Farmer Mac — Class C	2,878	165,686
Old National Bancorp	8,989	155,959
EPR Properties	1,931	142,180
MBIA, Inc.*	15,734	133,267
Hancock Holding Co.	2,899	132,049
FNB Corp.	8,476	126,038
Capital Bank Financial Corp. — Class A	2,890	125,426
Flagstar Bancorp, Inc.*	4,350	122,627
Cousins Properties, Inc.	14,190	117,351
CubeSmart	4,519	117,313
Genworth Financial, Inc. — Class A*	27,235	112,208
Redwood Trust, Inc.	6,732	111,819
Lexington Realty Trust	11,180	111,576
Summit Hotel Properties, Inc.	6,894	110,166
IBERIABANK Corp.	1,384	109,474
Sunstone Hotel Investors, Inc.	7,112	109,027
First Industrial Realty Trust, Inc.	4,032	107,372
LaSalle Hotel Properties	3,699	107,086
First Merchants Corp.	2,683	105,496
MB Financial, Inc.	2,462	105,423
DCT Industrial Trust, Inc.	2,156	103,747
Hilltop Holdings, Inc.	3,682	101,145
iStar, Inc.*	8,379	98,872
CoreCivic, Inc.	3,031	95,234
Washington Federal, Inc.	2,450	81,095
Stifel Financial Corp.*	1,494	74,984
Sterling Bancorp	2,704	64,085
Janus Capital Group, Inc.	3,253	42,940
Total Financial		8,186,845

Industrial - 11.5%
Sanmina Corp.*	8,063	327,358
Methode Electronics, Inc.	5,199	237,074
TriMas Corp.*	10,008	207,666
GATX Corp.	2,775	169,164
ITT, Inc.	4,014	164,654
Werner Enterprises, Inc.	5,298	138,808
Argan, Inc.	1,989	131,572
Trinseo S.A.	1,715	115,077
FLIR Systems, Inc.	3,142	113,992
Summit Materials, Inc. — Class A*	4,606	113,814
Kirby Corp.*	1,608	113,445
Crane Co.	1,499	112,170
Marten Transport Ltd.	4,721	110,707
Ryder System, Inc.	1,447	109,162
Esterline Technologies Corp.*	1,244	107,046
Scorpio Tankers, Inc.	22,984	102,049
Oshkosh Corp.	812	55,695
Rand Logistics, Inc.*	34,819	22,284
Total Industrial		2,451,737

Consumer, Non-cyclical - 11.4%
Dean Foods Co.	15,013	295,155
Sanderson Farms, Inc.	2,145	222,737
Emergent BioSolutions, Inc.*	7,628	221,517
Molina Healthcare, Inc.*	4,632	211,219
Premier, Inc. — Class A*	5,405	172,041
Fresh Del Monte Produce, Inc.	2,474	146,535
Air Methods Corp.*	3,197	137,471
Navigant Consulting, Inc.*	5,940	135,788
HealthSouth Corp.	3,050	130,571
AMN Healthcare Services, Inc.*	3,100	125,860
Carriage Services, Inc. — Class A	4,310	116,887
Community Health Systems, Inc.*	12,809	113,616
Lannett Company, Inc.*	4,962	110,901
FTI Consulting, Inc.*	2,544	104,736
Universal Corp.	1,145	81,009
United Rentals, Inc.*	612	76,531
Darling Ingredients, Inc.*	3,076	44,664
Total Consumer, Non-cyclical		2,447,238

Consumer, Cyclical - 9.9%
Century Communities, Inc.*	14,066	357,276
UniFirst Corp.	2,125	300,581
Wabash National Corp.	13,263	274,411
International Speedway Corp. — Class A	5,946	219,705
Cooper Tire & Rubber Co.	2,768	122,761
Meritage Homes Corp.*	3,028	111,430
Asbury Automotive Group, Inc.*	1,775	106,678
Tenneco, Inc.	1,680	104,866
Unifi, Inc.*	3,498	99,308
Hawaiian Holdings, Inc.*	2,099	97,499
La-Z-Boy, Inc.	3,019	81,513
Tuesday Morning Corp.*	14,740	55,275
Caleres, Inc.	2,045	54,028
Genesco, Inc.*	908	50,349
Deckers Outdoor Corp.*	770	45,992
DSW, Inc. — Class A	2,004	41,443
Total Consumer, Cyclical		2,123,115

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
SMALL CAP VALUE FUND

	Shares	Value

Utilities - 7.5%
Portland General Electric Co.	7,660	$340,258
Avista Corp.	7,683	300,021
Spire, Inc.	4,200	283,500
Black Hills Corp.	3,818	253,782
ONE Gas, Inc.	2,124	143,582
Calpine Corp.*	9,927	109,693
ALLETE, Inc.	1,391	94,185
Southwest Gas Holdings, Inc.	999	82,827
Total Utilities		1,607,848

Energy - 6.1%
Oasis Petroleum, Inc.*	20,144	287,254
Laredo Petroleum, Inc.*	16,817	245,528
Rowan Companies plc — Class A*	7,640	119,031
Chesapeake Energy Corp.*	18,597	110,466
Oceaneering International, Inc.	3,934	106,533
Delek US Holdings, Inc.	4,363	105,890
Western Refining, Inc.	2,774	97,284
MRC Global, Inc.*	5,304	97,222
Gulfport Energy Corp.*	4,906	84,334
Jones Energy, Inc. — Class A*	19,332	49,297
Total Energy		1,302,839

Communications - 5.2%
Viavi Solutions, Inc.*	25,599	274,421
DigitalGlobe, Inc.*	6,676	218,639
Bankrate, Inc.*	18,066	174,337
NeoPhotonics Corp.*	17,137	154,404
Infinera Corp.*	12,200	124,806
Scholastic Corp.	2,417	102,892
Time, Inc.	2,850	55,148
Total Communications		1,104,647

Technology - 5.0%
IXYS Corp.	14,972	217,843
Axcelis Technologies, Inc.*	9,706	182,472
MicroStrategy, Inc. — Class A*	857	160,945
Photronics, Inc.*	14,292	152,924
Cray, Inc.*	5,362	117,428
Maxwell Technologies, Inc.*	19,762	114,817
ManTech International Corp. — Class A	2,096	72,584
InnerWorkings, Inc.*	5,611	55,886
Total Technology		1,074,899

Basic Materials - 3.0%
Kaiser Aluminum Corp.	2,709	216,450
Reliance Steel & Aluminum Co.	2,412	193,008
Olin Corp.	3,701	121,652
Chemtura Corp.*	3,411	113,927
Total Basic Materials		645,037

Total Common Stocks
(Cost $17,967,615)		20,944,205

CONVERTIBLE PREFERRED STOCKS††† - 0.0%**
Thermoenergy Corp.*, 1,3	6,250	—
Total Convertible Preferred Stocks
(Cost $5,968)		—

EXCHANGE-TRADED FUNDS† - 0.3%
iShares Russell 2000 Value ETF	500	59,080
Total Exchange-Traded Funds
(Cost $60,035)		59,080

SHORT-TERM INVESTMENTS† - 1.9%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.50%[2]	398,335	398,335
Total Short-Term Investments
(Cost $398,335)		398,335

Total Investments - 100.1%
(Cost $18,431,953)		$21,401,620
Other Assets & Liabilities, net - (0.1)%		(18,935)
Total Net Assets - 100.0%		$21,382,685

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]

PIPE (Private Investment in Public Equity) Stock — issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
SMALL CAP VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3		Total
Common Stocks	$20,944,205	$—	$—		$20,944,205
Convertible Preferred Stocks	—	—	—	*	—
Exchanged-Traded Funds	59,080	—	—		59,080
Short Term Investments	398,335	—	—		398,335
Total	$21,401,620	$—	$0		$21,401,620

*	Security has a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $18,431,953)	$21,401,620
Prepaid expenses	29,833
Receivables:
Securities sold	86,023
Fund shares sold	28,571
Dividends	25,413
Total assets	21,571,460

Liabilities:
Payable for:
Securities purchased	144,200
Transfer agent/maintenance fees	12,252
Management fees	7,562
Fund shares redeemed	7,290
Distribution and service fees	6,598
Trustees’ fees*	1,472
Miscellaneous	9,401
Total liabilities	188,775
Net assets	$21,382,685

Net assets consist of:
Paid in capital	$17,749,345
Accumulated net investment loss	(93,822)
Accumulated net realized gain on investments	757,495
Net unrealized appreciation on investments	2,969,667
Net assets	$21,382,685

A-Class:
Net assets	$12,307,521
Capital shares outstanding	803,264
Net asset value per share	$15.32
Maximum offering price per share (Net asset value divided by 95.25%)	$16.08

C-Class:
Net assets	$4,736,055
Capital shares outstanding	334,024
Net asset value per share	$14.18

P-Class:
Net assets	$12,858
Capital shares outstanding	838
Net asset value per share	$15.34

Institutional Class:
Net assets	$4,326,251
Capital shares outstanding	306,748
Net asset value per share	$14.10

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends	$150,250
Interest	1,010
Total investment income	151,260

Expenses:
Management fees	94,502
Transfer agent/maintenance fees:
A-Class	11,721
C-Class	5,713
P-Class	93
Institutional Class	937
Distribution and service fees:
A-Class	17,651
C-Class	24,415
P-Class	21
Fund accounting/administration fees	12,450
Registration fees	20,711
Trustees’ fees*	2,838
Line of credit fees	1,981
Custodian fees	1,154
Miscellaneous	13,557
Total expenses	207,744
Less:
Expenses waived by Adviser	(37,021)
Expenses reimbursed by Adviser:
A-Class	(11,402)
C-Class	(5,534)
P-Class	(70)
Institutional Class	(928)
Total waived/reimbursed expenses	(54,955)
Net expenses	152,789
Net investment loss	(1,529)

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,058,266
Net realized gain	1,058,266
Net change in unrealized appreciation (depreciation) on:
Investments	1,423,849
Net change in unrealized appreciation (depreciation)	1,423,849
Net realized and unrealized gain	2,482,115
Net increase in net assets resulting from operations	$2,480,586

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment loss	$(1,529)	$(16,872)
Net realized gain (loss) on investments	1,058,266	(211,102)
Net change in unrealized appreciation (depreciation) on investments	1,423,849	2,754,456
Net increase in net assets resulting from operations	2,480,586	2,526,482

Distributions to shareholders from:
Net investment income
A-Class	(88,266)	—
P-Class	(72)	—
Institutional Class	(3,955)	—
Net realized gains
A-Class	—	(955,328)
C-Class	—	(396,113)
P-Class	—	(707)
Institutional Class	—	(41,348)
Total distributions to shareholders	(92,293)	(1,393,496)

Capital share transactions:
Proceeds from sale of shares
A-Class	3,126,678	3,421,000
C-Class	150,910	750,596
P-Class	9,534	709
Institutional Class	4,702,777	272,695
Distributions reinvested
A-Class	86,816	939,682
C-Class	—	387,206
P-Class	72	707
Institutional Class	3,294	31,740
Cost of shares redeemed
A-Class	(5,878,942)	(4,780,880)
C-Class	(785,817)	(1,836,314)
P-Class	(8,902)	(559)
Institutional Class	(748,844)	(489,765)
Net increase (decrease) from capital share transactions	657,576	(1,303,183)
Net increase (decrease) in net assets	3,045,869	(170,197)

Net assets:
Beginning of period	18,336,816	18,507,013
End of period	$21,382,685	$18,336,816
Accumulated net investment loss at end of period	$(93,822)	$—

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	215,052	266,786
C-Class	10,844	65,317
P-Class	636	58
Institutional Class	337,180	23,593
Shares issued from reinvestment of distributions
A-Class	5,894	74,756
C-Class	—	33,151
P-Class	5	56
Institutional Class	243	2,743
Shares redeemed
A-Class	(393,931)	(372,375)
C-Class	(55,848)	(152,218)
P-Class	(580)	(43)
Institutional Class	(53,096)	(42,731)
Net increase (decrease) in shares	66,399	(100,907)

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$13.61	$12.78	$16.82	$17.81	$15.04	$11.66
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.01	.02	(.03)	(—)[c]	(.03)
Net gain (loss) on investments (realized and unrealized)	1.79	1.81	(.60)	.26	4.05	3.73
Total from investment operations	1.80	1.82	(.58)	.23	4.05	3.70
Less distributions from:
Net investment income	(.09)	—	(.09)	(.03)	(.01)	—
Net realized gains	—	(.99)	(3.37)	(1.19)	(1.27)	(.32)
Total distributions	(.09)	(.99)	(3.46)	(1.22)	(1.28)	(.32)
Net asset value, end of period	$15.32	$13.61	$12.78	$16.82	$17.81	$15.04

Total Return[d]	13.30%	14.81%	(5.23%)	1.07%	29.39%	32.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$12,308	$13,283	$12,866	$17,342	$16,487	$12,294
Ratios to average net assets:
Net investment income (loss)	0.14%	0.12%	0.13%	(0.14%)	(0.02%)	(0.24%)
Total expenses[e]	1.85%	2.29%	1.99%	1.85%	1.91%	2.14%
Net expenses[f]	1.32%[h]	1.32%[h]	1.32%[h]	1.32%[h]	1.30%	1.30%
Portfolio turnover rate	27%	64%	62%	45%	34%	62%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$12.57	$11.95	$15.96	$17.05	$14.54	$11.36
Income (loss) from investment operations:
Net investment income (loss)[b]	(.04)	(.08)	(.09)	(.15)	(.12)	(.14)
Net gain (loss) on investments (realized and unrealized)	1.65	1.69	(.55)	.25	3.90	3.64
Total from investment operations	1.61	1.61	(.64)	.10	3.78	3.50
Less distributions from:
Net realized gains	—	(.99)	(3.37)	(1.19)	(1.27)	(.32)
Total distributions	—	(.99)	(3.37)	(1.19)	(1.27)	(.32)
Net asset value, end of period	$14.18	$12.57	$11.95	$15.96	$17.05	$14.54

Total Return[d]	12.90%	14.02%	(5.97%)	0.30%	28.34%	31.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,736	$4,762	$5,173	$8,527	$5,885	$3,026
Ratios to average net assets:
Net investment income (loss)	(0.59%)	(0.64%)	(0.65%)	(0.87%)	(0.75%)	(1.00%)
Total expenses[e]	2.66%	3.04%	2.72%	2.51%	2.58%	2.70%
Net expenses[f]	2.07%[h]	2.07%[h]	2.08%[h]	2.07%[h]	2.05%	2.05%
Portfolio turnover rate	27%	64%	62%	45%	34%	62%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$13.60	$12.77	$14.33
Income (loss) from investment operations:
Net investment income (loss)[b]	— [c]	.02	.04
Net gain (loss) on investments (realized and unrealized)	1.81	1.80	(1.60)
Total from investment operations	1.81	1.82	(1.56)
Less distributions from:
Net investment income	(.07)	—	—
Net realized gains	—	(.99)	—
Total distributions	(.07)	(.99)	—
Net asset value, end of period	$15.34	$13.60	$12.77

Total Return[d]	13.25%	14.88%	(10.82%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$13	$11	$9
Ratios to average net assets:
Net investment income (loss)	0.02%	0.13%	0.60%
Total expenses[e]	2.79%	2.50%	4.04%
Net expenses[f,h]	1.32%	1.32%	1.31%
Portfolio turnover rate	27%	64%	62%

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$12.54	$11.82	$17.04	$18.04	$15.21	$11.76
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.04	.05	.01	.04	— [c]
Net gain (loss) on investments (realized and unrealized)	1.65	1.67	(.49)	.25	4.10	3.77
Total from investment operations	1.68	1.71	(.44)	.26	4.14	3.77
Less distributions from:
Net investment income	(.12)	—	(1.41)	(.07)	(.04)	—
Net realized gains	—	(.99)	(3.37)	(1.19)	(1.27)	(.32)
Total distributions	(.12)	(.99)	(4.78)	(1.26)	(1.31)	(.32)
Net asset value, end of period	$14.10	$12.54	$11.82	$17.04	$18.04	$15.21

Total Return[d]	13.44%	15.18%	(5.01%)	1.21%	29.74%	32.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,326	$281	$459	$753	$22,315	$18,591
Ratios to average net assets:
Net investment income (loss)	0.40%	0.30%	0.33%	0.05%	0.23%	0.02%
Total expenses[e]	1.40%	2.09%	1.70%	1.33%	1.34%	1.44%
Net expenses[f]	1.07%[h]	1.07%[h]	1.07%[h]	1.07%[h]	1.05%	1.05%
Portfolio turnover rate	27%	64%	62%	45%	34%	62%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Net investment income is less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/17	09/30/16	09/30/15	09/30/14
A-Class	1.30%	1.30%	1.30%	1.30%
C-Class	2.05%	2.05%	2.05%	2.05%
P-Class	1.30%	1.30%	1.30%	—
Institutional Class	1.05%	1.05%	1.05%	1.05%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

FUND PROFILE (Unaudited)	March 31, 2017

STYLEPLUS—LARGE CORE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	September 10, 1962
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	32.2%
Guggenheim Strategy Fund II	28.6%
Guggenheim Strategy Fund I	11.4%
Guggenheim Limited Duration Fund — Institutional Class	7.6%
Apple, Inc.	0.8%
Johnson & Johnson	0.5%
JPMorgan Chase & Co.	0.4%
Pfizer, Inc.	0.4%
Verizon Communications, Inc.	0.3%
Merck & Company, Inc.	0.3%
Top Ten Total	82.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
STYLEPLUS—LARGE CORE FUND

	Shares	Value

COMMON STOCKS† - 17.1%

Consumer, Non-cyclical - 5.3%
Johnson & Johnson	7,919	$986,312
Pfizer, Inc.	22,084	755,494
Merck & Company, Inc.	11,023	700,401
UnitedHealth Group, Inc.	3,978	652,432
Medtronic plc	7,086	570,848
Amgen, Inc.	3,460	567,682
AbbVie, Inc.	8,710	567,544
Gilead Sciences, Inc.	7,972	541,458
Allergan plc	2,260	539,959
Biogen, Inc.*	1,681	459,619
Becton Dickinson and Co.	2,445	448,511
Kroger Co.	14,819	437,012
General Mills, Inc.	7,295	430,478
Sysco Corp.	8,165	423,927
Express Scripts Holding Co.*	6,199	408,576
Eli Lilly & Co.	4,567	384,130
Kimberly-Clark Corp.	2,907	382,648
HCA Holdings, Inc.*	3,688	328,195
Kellogg Co.	4,507	327,253
McKesson Corp.	2,175	322,466
Abbott Laboratories	3,643	161,786
Archer-Daniels-Midland Co.	2,519	115,975
Zimmer Biomet Holdings, Inc.	947	115,638
Cardinal Health, Inc.	1,362	111,071
Procter & Gamble Co.	1,191	107,011
Aetna, Inc.	781	99,617
Anthem, Inc.	593	98,070
Total Consumer, Non-cyclical		11,044,113

Financial - 2.6%
JPMorgan Chase & Co.	10,660	936,374
Citigroup, Inc.	11,348	678,837
Bank of New York Mellon Corp.	9,715	458,839
Prudential Financial, Inc.	4,167	444,535
Aflac, Inc.	5,978	432,927
State Street Corp.	5,414	431,009
Travelers Cos., Inc.	3,544	427,194
Allstate Corp.	5,241	427,089
Synchrony Financial	8,757	300,365
Capital One Financial Corp.	2,934	254,260
Berkshire Hathaway, Inc. — Class B*	1,345	224,185
Host Hotels & Resorts, Inc.	6,342	118,342
Equity Residential	1,805	112,307
Wells Fargo & Co.	1,910	106,311
Chubb Ltd.	779	106,139
Bank of America Corp.	4,373	103,159
Total Financial		5,561,872

Technology - 2.5%
Apple, Inc.	11,699	1,680,679
International Business Machines Corp.	3,744	651,980
Oracle Corp.	14,264	636,317
Microsoft Corp.	8,542	562,576
HP, Inc.	24,612	440,063
Fidelity National Information Services, Inc.	5,092	405,425
Intel Corp.	8,888	320,590
Micron Technology, Inc.*	8,741	252,615
QUALCOMM, Inc.	3,053	175,059
Broadcom Ltd.	639	139,915
Hewlett Packard Enterprise Co.	3,923	92,975
Total Technology		5,358,194

Communications - 1.8%
Verizon Communications, Inc.	15,093	735,783
Cisco Systems, Inc.	20,262	684,856
Comcast Corp. — Class A	16,764	630,159
Alphabet, Inc. — Class C*	653	541,703
AT&T, Inc.	11,800	490,290
Amazon.com, Inc.*	280	248,231
Facebook, Inc. — Class A*	1,591	226,002
Twenty-First Century Fox, Inc. — Class A	3,688	119,454
Omnicom Group, Inc.	1,333	114,918
Total Communications		3,791,396

Consumer, Cyclical - 1.7%
CVS Health Corp.	8,548	671,017
Walgreens Boots Alliance, Inc.	5,970	495,809
Wal-Mart Stores, Inc.	6,457	465,421
Southwest Airlines Co.	8,292	445,778
Delta Air Lines, Inc.	9,510	437,080
Ford Motor Co.	36,729	427,525
General Motors Co.	10,663	377,044
Target Corp.	4,470	246,699
Dollar General Corp.	1,545	107,733
Total Consumer, Cyclical		3,674,106

Industrial - 1.4%
Boeing Co.	3,153	557,640
United Technologies Corp.	4,766	534,793
FedEx Corp.	2,406	469,531
Emerson Electric Co.	7,555	452,242
Eaton Corp. plc	6,062	449,497
Waste Management, Inc.	5,889	429,426
General Electric Co.	3,959	117,978
Total Industrial		3,011,107

Energy - 0.8%
Marathon Petroleum Corp.	8,470	428,074
Valero Energy Corp.	6,385	423,262
ConocoPhillips	7,197	358,914
Exxon Mobil Corp.	3,044	249,639
Anadarko Petroleum Corp.	2,326	144,212
Chevron Corp.	1,047	112,416
Total Energy		1,716,517

Utilities - 0.7%
American Electric Power Company, Inc.	6,595	442,722
PG&E Corp.	6,642	440,763
Exelon Corp.	12,242	440,467

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
STYLEPLUS—LARGE CORE FUND

	Shares	Value

NextEra Energy, Inc.	861	$110,527
Total Utilities		1,434,479

Basic Materials - 0.3%
LyondellBasell Industries N.V. — Class A	4,858	443,001
Dow Chemical Co.	1,766	112,212
Total Basic Materials		555,213

Total Common Stocks
(Cost $33,565,810)		36,146,997

MUTUAL FUNDS† - 79.8%
Guggenheim Strategy Fund III[1]	2,726,382	68,186,806
Guggenheim Strategy Fund II1	2,423,986	60,599,639
Guggenheim Strategy Fund I1	962,165	24,102,239
Guggenheim Limited Duration Fund — Institutional Class[1]	647,916	16,022,950
Total Mutual Funds
(Cost $167,963,681)		168,911,634

SHORT-TERM INVESTMENTS† - 3.0%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.50%[2]	6,419,680	6,419,680
Total Short-Term Investments
(Cost $6,419,680)		6,419,680

Total Investments - 99.9%
(Cost $207,949,171)		$211,478,311
Other Assets & Liabilities, net - 0.1%		263,039
Total Net Assets - 100.0%		$211,741,350

	Contracts	Unrealized Gain (Loss)

EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 S&P 500 Index Mini Futures Contracts (Aggregate Value of Contracts $235,800)	2	$(512)

	Units

OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap August 2017 S&P 500 Index Swap 0.98%[3], Terminating 08/03/17 (Notional Value $177,027,380)	39,010	$21,278,019

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Total Return based on S&P 500 Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
STYLEPLUS—LARGE CORE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$36,146,997	$—	$—	$—	$—	$36,146,997
Equity Index Swap Agreements	—	—	—	21,278,019	—	21,278,019
Mutual Funds	168,911,634	—	—	—	—	168,911,634
Short-Term Investments	6,419,680	—	—	—	—	6,419,680
Total	$211,478,311	$—	$—	$21,278,019	$—	$232,756,330

Investments in Securities (Liabilities)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Equity Futures Contracts	$—	$512	$—	$—	$—	$512

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

STYLEPLUS—LARGE CORE FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $39,985,490)	$42,566,677
Investments in affiliated issuers, at value (cost $167,963,681)	168,911,634
Total investments (cost $207,949,171)	211,478,311
Unrealized appreciation on swap agreements	21,278,019
Cash	721,119
Segregated cash with broker	233,000
Prepaid expenses	67,935
Receivables:
Fund shares sold	103,234
Dividends	403,925
Total assets	234,285,543

Liabilities:
Segregated cash due to broker	21,700,000
Payable for:
Securities purchased	388,690
Fund shares redeemed	158,451
Management fees	130,222
Distribution and service fees	45,838
Transfer agent/maintenance fees	40,062
Fund accounting/administration fees	14,435
Trustees’ fees*	11,239
Variation margin	660
Miscellaneous	54,596
Total liabilities	22,544,193
Net assets	$211,741,350

Net assets consist of:
Paid in capital	$184,346,624
Undistributed net investment income	852,745
Accumulated net realized gain on investments	1,735,334
Net unrealized appreciation on investments	24,806,647
Net assets	$211,741,350

A-Class:
Net assets	$203,400,685
Capital shares outstanding	8,665,346
Net asset value per share	$23.47
Maximum offering price per share (Net asset value divided by 95.25%)	$24.64

C-Class:
Net assets	$2,600,809
Capital shares outstanding	141,034
Net asset value per share	$18.44

P-Class:
Net assets	$675,190
Capital shares outstanding	29,000
Net asset value per share	$23.28

Institutional Class:
Net assets	$5,064,666
Capital shares outstanding	216,957
Net asset value per share	$23.34

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends from securities of affiliated issuers	$2,078,210
Dividends from securities of unaffiliated issuers	409,809
Interest	(17,439)
Total investment income	2,470,580

Expenses:
Management fees	760,971
Transfer agent/maintenance fees:
A-Class	117,736
C-Class	3,477
P-Class	748
Institutional Class	315
Distribution and service fees:
A-Class	244,140
C-Class	13,477
P-Class	533
Fund accounting/administration fees	81,493
Line of credit fees	15,433
Trustees’ fees*	7,485
Custodian fees	7,283
Miscellaneous	60,628
Total expenses	1,313,719
Less:
Expenses waived by Adviser	(34,493)
Net expenses	1,279,226
Net investment income	1,191,354

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$1,771,247
Investments in affiliated issuers	2,771
Swap agreements	1,669
Futures contracts	254,120
Net realized gain	2,029,807
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	1,041,462
Investments in affiliated issuers	282,413
Swap agreements	15,553,276
Futures contracts	(40,345)
Net change in unrealized appreciation (depreciation)	16,836,806
Net realized and unrealized gain	18,866,613
Net increase in net assets resulting from operations	$20,057,967

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,191,354	$1,478,222
Net realized gain on investments	2,029,807	4,857,319
Net change in unrealized appreciation (depreciation) on investments	16,836,806	21,789,542
Net increase in net assets resulting from operations	20,057,967	28,125,083

Distributions to shareholders from:
Net investment income
A-Class	(1,414,912)	(1,021,091)
P-Class	(3,434)	(120)
Institutional Class	(47,453)	(18,603)
Net realized gains
A-Class	(3,716,323)	(19,593,831)
C-Class	(65,682)	(390,350)
P-Class	(7,548)	(1,552)
Institutional Class	(86,390)	(208,131)
Total distributions to shareholders	(5,341,742)	(21,233,678)

Capital share transactions:
Proceeds from sale of shares
A-Class	6,373,012	10,388,479
C-Class	136,106	970,129
P-Class	290,166	400,232
Institutional Class	728,187	5,594,239
Distributions reinvested
A-Class	4,827,591	19,338,091
C-Class	63,911	381,661
P-Class	10,982	1,672
Institutional Class	133,180	225,550
Cost of shares redeemed
A-Class	(10,961,145)	(25,363,728)
C-Class	(435,953)	(1,501,528)
P-Class	(57,830)	(46,532)
Institutional Class	(363,921)	(1,831,412)
Net increase from capital share transactions	744,286	8,556,853
Net increase in net assets	15,460,511	15,448,258

Net assets:
Beginning of period	196,280,839	180,832,581
End of period	$211,741,350	$196,280,839
Undistributed net investment income at end of period	$852,745	$1,127,190

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	288,531	494,691
C-Class	7,852	59,504
P-Class	12,487	20,095
Institutional Class	32,191	266,874
Shares issued from reinvestment of distributions
A-Class	223,506	960,661
C-Class	3,755	23,881
P-Class	513	83
Institutional Class	6,203	11,274
Shares redeemed
A-Class	(489,977)	(1,219,870)
C-Class	(24,472)	(90,686)
P-Class	(2,625)	(2,213)
Institutional Class	(16,416)	(97,608)
Net increase in shares	41,548	426,686

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$21.86	$21.14	$24.53	$24.27	$21.25	$16.79
Income (loss) from investment operations:
Net investment income (loss)[b]	.13	.16	.11	.20	.06	.06
Net gain (loss) on investments (realized and unrealized)	2.07	3.04	(.12)	4.45	3.04	4.42
Total from investment operations	2.20	3.20	(.01)	4.65	3.10	4.48
Less distributions from:
Net investment income	(.16)	(.13)	(.22)	(.06)	(.08)	(.02)
Net realized gains	(.43)	(2.35)	(3.16)	(4.33)	—	—
Total distributions	(.59)	(2.48)	(3.38)	(4.39)	(.08)	(.02)
Net asset value, end of period	$23.47	$21.86	$21.14	$24.53	$24.27	$21.25

Total Return[c]	10.31%	16.13%	(0.84%)	21.59%	14.64%	26.71%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$203,401	$188,979	$177,748	$192,850	$175,601	$171,907
Ratios to average net assets:
Net investment income (loss)	1.18%	0.79%	0.48%	0.86%	0.26%	0.32%
Total expenses[d]	1.29%	1.33%	1.32%	1.41%	1.37%	1.36%
Net expenses[e]	1.25%	1.31%	1.32%	1.39%	1.37%	1.36%
Portfolio turnover rate	13%	50%	65%	107%	217%	101%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$17.22	$17.17	$20.55	$21.12	$18.60	$14.81
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	(.02)	(.08)	(.02)	(.15)	(.10)
Net gain (loss) on investments (realized and unrealized)	1.62	2.42	(.06)	3.78	2.67	3.89
Total from investment operations	1.65	2.40	(.14)	3.76	2.52	3.79
Less distributions from:
Net investment income	—	—	(.08)	—	—	—
Net realized gains	(.43)	(2.35)	(3.16)	(4.33)	—	—
Total distributions	(.43)	(2.35)	(3.24)	(4.33)	—	—
Net asset value, end of period	$18.44	$17.22	$17.17	$20.55	$21.12	$18.60

Total Return[c]	9.85%	15.00%	(1.72%)	20.40%	13.55%	25.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,601	$2,650	$2,767	$3,042	$2,275	$1,669
Ratios to average net assets:
Net investment income (loss)	0.29%	(0.14%)	(0.44%)	(0.08%)	(0.77%)	(0.55%)
Total expenses[d]	2.17%	2.27%	2.25%	2.36%	2.34%	2.22%
Net expenses[e]	2.14%	2.25%	2.25%	2.34%	2.34%	2.22%
Portfolio turnover rate	13%	50%	65%	107%	217%	101%

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$21.75	$21.11	$23.12
Income (loss) from investment operations:
Net investment income (loss)[b]	.10	.21	.03
Net gain (loss) on investments (realized and unrealized)	2.06	2.97	(2.04)
Total from investment operations	2.16	3.18	(2.01)
Less distributions from:
Net investment income	(.20)	(.19)	—
Net realized gains	(.43)	(2.35)	—
Total distributions	(.63)	(2.54)	—
Net asset value, end of period	$23.28	$21.75	$21.11

Total Return[c]	10.15%	16.08%	(8.69%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$675	$405	$14
Ratios to average net assets:
Net investment income (loss)	0.94%	1.02%	0.31%
Total expenses[d]	1.52%	1.22%	1.38%
Net expenses[e]	1.48%	1.19%	1.38%
Portfolio turnover rate	13%	50%	65%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

STYLEPLUS—LARGE CORE FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[g]
Per Share Data
Net asset value, beginning of period	$21.78	$21.00	$24.42	$24.25	$21.28	$20.84
Income (loss) from investment operations:
Net investment income (loss)[b]	.17	.24	.12	.23	.06	.07
Net gain (loss) on investments (realized and unrealized)	2.06	3.10	(.10)	4.38	3.06	.37
Total from investment operations	2.23	3.34	.02	4.61	3.12	.44
Less distributions from:
Net investment income	(.24)	(.21)	(.28)	(.11)	(.15)	—
Net realized gains	(.43)	(2.35)	(3.16)	(4.33)	—	—
Total distributions	(.67)	(2.56)	(3.44)	(4.44)	(.15)	—
Net asset value, end of period	$23.34	$21.78	$21.00	$24.42	$24.25	$21.28

Total Return[c]	10.53%	17.00%	(0.75%)	21.50%	14.79%	2.11%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,065	$4,247	$303	$80	$26	$10
Ratios to average net assets:
Net investment income (loss)	1.53%	1.11%	0.52%	0.97%	0.26%	0.59%
Total expenses[d]	0.93%	0.99%	1.25%	1.39%	1.25%	1.12%
Net expenses[e]	0.90%	0.97%	1.25%	1.37%	1.25%	1.12%
Portfolio turnover rate	13%	50%	65%	107%	217%	101%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2017

STYLEPLUS—MID GROWTH FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	September 17, 1969
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	March 1, 2012

Ten Largest Holdings (% of Total Net Assets)
Guggenheim Strategy Fund III	33.1%
Guggenheim Strategy Fund II	25.2%
Guggenheim Strategy Fund I	12.6%
Guggenheim Limited Duration Fund — Institutional Class	7.8%
AmerisourceBergen Corp. — Class A	0.3%
Lam Research Corp.	0.3%
Omnicom Group, Inc.	0.3%
Western Union Co.	0.2%
Tyson Foods, Inc. — Class A	0.2%
Laboratory Corp. of America Holdings	0.2%
Top Ten Total	80.2%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
STYLEPLUS—MID GROWTH FUND

	Shares	Value

COMMON STOCKS† - 18.3%

Consumer, Non-cyclical - 7.2%
AmerisourceBergen Corp. — Class A	2,608	$230,808
Western Union Co.	9,958	202,645
Tyson Foods, Inc. — Class A	3,197	197,287
Laboratory Corp. of America Holdings*	1,317	188,950
Zimmer Biomet Holdings, Inc.	1,469	179,379
United Rentals, Inc.*	1,431	178,947
Zoetis, Inc.	3,296	175,908
DaVita, Inc.*	2,574	174,955
Nielsen Holdings plc	4,231	174,782
Centene Corp.*	2,447	174,373
Conagra Brands, Inc.	4,118	166,119
Hologic, Inc.*	3,740	159,137
WellCare Health Plans, Inc.*	1,066	149,464
HealthSouth Corp.	3,456	147,951
Cardinal Health, Inc.	1,698	138,472
McKesson Corp.	915	135,658
Kellogg Co.	1,863	135,272
Varian Medical Systems, Inc.*	1,406	128,129
Campbell Soup Co.	2,085	119,345
Mylan N.V.*	3,022	117,828
Total System Services, Inc.	2,193	117,238
Dr Pepper Snapple Group, Inc.	1,187	116,231
HCA Holdings, Inc.*	1,288	114,619
Intuitive Surgical, Inc.*	149	114,204
Henry Schein, Inc.*	667	113,370
Sysco Corp.	2,118	109,967
General Mills, Inc.	1,760	103,858
Kroger Co.	3,520	103,805
Sabre Corp.	4,746	100,568
United Therapeutics Corp.*	716	96,932
Charles River Laboratories International, Inc.*	1,076	96,786
Avis Budget Group, Inc.*	3,114	92,112
Incyte Corp.*	655	87,554
Hill-Rom Holdings, Inc.	1,231	86,909
Ingredion, Inc.	683	82,254
CR Bard, Inc.	330	82,018
CoreLogic, Inc.*	1,948	79,323
Robert Half International, Inc.	1,586	77,444
Molina Healthcare, Inc.*	1,623	74,009
Edwards Lifesciences Corp.*	743	69,894
Universal Health Services, Inc. — Class B	524	65,212
MEDNAX, Inc.*	934	64,801
Vantiv, Inc. — Class A*	990	63,479
Spectrum Brands Holdings, Inc.	383	53,241
Lamb Weston Holdings, Inc.	1,238	52,070
TreeHouse Foods, Inc.*	612	51,812
Flowers Foods, Inc.	2,571	49,903
Quintiles IMS Holdings, Inc.*	616	49,606
Cooper Cos., Inc.	245	48,973
Whole Foods Market, Inc.	1,602	47,611
Gartner, Inc.*	434	46,868
ResMed, Inc.	645	46,421
Patterson Companies, Inc.	1,022	46,225
Ionis Pharmaceuticals, Inc.*	1,138	45,748
Seattle Genetics, Inc.*	721	45,322
Total Consumer, Non-cyclical		5,971,796

Consumer, Cyclical - 3.8%
Dollar Tree, Inc.*	2,211	173,475
Lear Corp.	1,178	166,782
Dollar General Corp.	2,192	152,848
Delphi Automotive plc	1,656	133,291
Alaska Air Group, Inc.	1,408	129,845
Michael Kors Holdings Ltd.*	3,294	125,534
Newell Brands, Inc.	2,617	123,444
Liberty Interactive Corporation QVC Group — Class A*	5,489	109,890
Nordstrom, Inc.	2,331	108,555
Southwest Airlines Co.	2,004	107,735
Ross Stores, Inc.	1,626	107,105
Delta Air Lines, Inc.	2,330	107,087
JetBlue Airways Corp.*	4,957	102,164
PACCAR, Inc.	1,484	99,725
Ralph Lauren Corp. — Class A	1,181	96,393
Marriott International, Inc. — Class A	1,003	94,462
AutoZone, Inc.*	130	93,997
Darden Restaurants, Inc.	1,090	91,200
Wyndham Worldwide Corp.	1,072	90,359
WW Grainger, Inc.	375	87,285
Dick’s Sporting Goods, Inc.	1,686	82,041
BorgWarner, Inc.	1,855	77,520
Target Corp.	1,125	62,089
Sally Beauty Holdings, Inc.*	2,966	60,625
Genuine Parts Co.	647	59,789
O’Reilly Automotive, Inc.*	219	59,095
Bed Bath & Beyond, Inc.	1,277	50,390
Under Armour, Inc. — Class C*	2,622	47,983
Casey’s General Stores, Inc.	424	47,594
Aramark	1,261	46,493
Hawaiian Holdings, Inc.*	962	44,685
Advance Auto Parts, Inc.	301	44,626
Whirlpool Corp.	258	44,203
AutoNation, Inc.*	1,030	43,559
Total Consumer, Cyclical		3,071,868

Technology - 2.7%
Lam Research Corp.	1,743	223,731
NVIDIA Corp.	1,689	183,982
Skyworks Solutions, Inc.	1,525	149,420
Fiserv, Inc.*	1,268	146,213
Citrix Systems, Inc.*	1,708	142,430
Fidelity National Information Services, Inc.	1,758	139,972
Microchip Technology, Inc.	1,791	132,140
NCR Corp.*	2,821	128,863
Cerner Corp.*	1,988	116,994
Electronic Arts, Inc.*	1,268	113,512
KLA-Tencor Corp.	1,123	106,764
Teradata Corp.*	3,327	103,536
Maxim Integrated Products, Inc.	1,838	82,636
Akamai Technologies, Inc.*	1,289	76,953

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
STYLEPLUS—MID GROWTH FUND

	Shares	Value

Activision Blizzard, Inc.	1,470	$73,294
Qorvo, Inc.*	942	64,584
Paychex, Inc.	1,067	62,846
Pitney Bowes, Inc.	4,650	60,962
Nuance Communications, Inc.*	3,231	55,929
Black Knight Financial Services, Inc. — Class A*	1,257	48,143
Total Technology		2,212,904

Communications - 2.0%
Omnicom Group, Inc.	2,466	212,594
Discovery Communications, Inc. — Class A*	6,118	177,973
Zayo Group Holdings, Inc.*	4,617	151,899
Scripps Networks Interactive, Inc. — Class A	1,772	138,872
CDW Corp.	1,866	107,687
CommScope Holding Company, Inc.*	2,422	101,022
F5 Networks, Inc.*	665	94,809
VeriSign, Inc.*	1,081	94,166
eBay, Inc.*	2,763	92,754
IAC/InterActiveCorp*	1,197	88,243
Palo Alto Networks, Inc.*	608	68,509
Twitter, Inc.*	4,025	60,174
Expedia, Inc.	426	53,748
Motorola Solutions, Inc.	620	53,456
AMC Networks, Inc. — Class A*	893	52,401
Interpublic Group of Cos., Inc.	2,054	50,467
Total Communications		1,598,774

Industrial - 1.8%
Textron, Inc.	2,784	132,491
Ingersoll-Rand plc	1,502	122,143
Masco Corp.	3,168	107,680
Stanley Black & Decker, Inc.	759	100,848
TransDigm Group, Inc.	456	100,394
Huntington Ingalls Industries, Inc.	460	92,110
Spirit AeroSystems Holdings, Inc. — Class A	1,534	88,849
Waste Management, Inc.	1,071	78,097
Rockwell Collins, Inc.	755	73,356
Carlisle Companies, Inc.	679	72,252
Stericycle, Inc.*	787	65,234
Amphenol Corp. — Class A	880	62,630
Swift Transportation Co. — Class A*	2,624	53,897
Clean Harbors, Inc.*	930	51,727
Fortune Brands Home & Security, Inc.	840	51,114
PerkinElmer, Inc.	844	49,003
Johnson Controls International plc	1,129	47,553
Owens-Illinois, Inc.*	2,287	46,609
Waters Corp.*	288	45,017
Total Industrial		1,441,004

Financial - 0.7%
SBA Communications Corp.*	1,358	163,462
Alliance Data Systems Corp.	626	155,874
CBRE Group, Inc. — Class A*	1,520	52,881
Federated Investors, Inc. — Class B	1,747	46,016
Ameriprise Financial, Inc.	349	45,258
Invesco Ltd.	1,463	44,812
Lincoln National Corp.	669	43,786
Total Financial		552,089

Basic Materials - 0.1%
Steel Dynamics, Inc.	1,333	46,335

Total Common Stocks
(Cost $14,068,139)		14,894,770

MUTUAL FUNDS† - 78.7%
Guggenheim Strategy Fund III[1]	1,076,983	26,935,345
Guggenheim Strategy Fund II1	821,640	20,540,999
Guggenheim Strategy Fund I1	408,023	10,220,982
Guggenheim Limited Duration Fund - Institutional Class[1]	257,684	6,372,515
Total Mutual Funds
(Cost $63,724,241)		64,069,841

SHORT-TERM INVESTMENTS† - 3.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.50%[2]	2,701,165	2,701,165
Total Short-Term Investments
(Cost $2,701,165)		2,701,165

Total Investments - 100.3%
(Cost $80,493,545)		$81,665,776
Other Assets & Liabilities, net - (0.3)%		(281,493)
Total Net Assets - 100.0%		$81,384,283

	Contracts	Unrealized Gain

EQUITY FUTURES CONTRACTS PURCHASED†
June 2017 S&P MidCap 400 Index Mini Futures Contracts (Aggregate Value of Contracts $343,660)	2	$2,383
June 2017 NASDAQ-100 Index Mini Futures Contracts (Aggregate Value of Contracts $108,730)	1	1,013
(Total Aggregate Value of Contracts $452,390)		$3,396

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
STYLEPLUS—MID GROWTH FUND

	Units	Unrealized Gain

OTC EQUITY INDEX SWAP AGREEMENTS††
Deutsche Bank Swap August 2017 Russell Midcap Growth Index Swap 0.95%[3], Terminating 08/03/17 (Notional Value $67,078,927)	27,747	$6,995,746

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Total Return based on Russell Midcap Growth Index +/- financing at a variable rate. Rate indicated is the rate effective at March 31, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 1 - Other*	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$14,894,770	$—	$—	$—	$—	$14,894,770
Equity Futures Contracts	—	3,396	—	—	—	3,396
Equity Index Swap Agreements	—	—	—	6,995,746	—	6,995,746
Mutual Funds	64,069,841	—	—	—	—	64,069,841
Short-Term Investments	2,701,165	—	—	—	—	2,701,165
Total	$81,665,776	$3,396	$—	$6,995,746	$—	$88,664,918

*	Other financial instruments include futures contracts and/or swaps, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $16,769,304)	$17,595,935
Investments in affiliated issuers, at value (cost $63,724,241)	64,069,841
Total investments (cost $80,493,545)	81,665,776
Unrealized appreciation on swap agreements	6,995,746
Segregated cash with broker	88,850
Prepaid expenses	61,673
Cash	431
Receivables:
Variation margin	40
Fund shares sold	84
Dividends	147,712
Investment adviser	31
Other assets	27,600
Total assets	88,987,943

Liabilities:
Segregated cash due to broker	6,770,000
Payable for:
Fund shares redeemed	546,689
Securities purchased	147,322
Management fees	50,034
Transfer agent/maintenance fees	25,827
Distribution and service fees	19,729
Fund accounting/administration fees	5,553
Trustees’ fees*	593
Miscellaneous	37,913
Total liabilities	7,603,660
Net assets	$81,384,283

Net assets consist of:
Paid in capital	$74,903,859
Undistributed net investment income	196,812
Accumulated net realized loss on investments	(1,887,761)
Net unrealized appreciation on investments	8,171,373
Net assets	$81,384,283

A-Class:
Net assets	$77,288,142
Capital shares outstanding	1,778,490
Net asset value per share	$43.46
Maximum offering price per share (Net asset value divided by 95.25%)	$45.63

C-Class:
Net assets	$3,798,116
Capital shares outstanding	115,633
Net asset value per share	$32.85

P-Class:
Net assets	$107,737
Capital shares outstanding	2,505
Net asset value per share	$43.01

Institutional Class:
Net assets	$190,288
Capital shares outstanding	4,372
Net asset value per share	$43.52

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

STYLEPLUS—MID GROWTH FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends from securities of affiliated issuers	$802,325
Dividends from securities of unaffiliated issuers	98,819
Interest	(4,944)
Total investment income	896,200

Expenses:
Management fees	295,071
Transfer agent/maintenance fees:
A-Class	42,094
C-Class	4,874
P-Class	227
Institutional Class	101
Distribution and service fees:
A-Class	93,395
C-Class	18,614
P-Class	129
Fund accounting/administration fees	31,600
Line of credit fees	6,883
Custodian fees	6,564
Trustees’ fees*	3,246
Miscellaneous	28,931
Total expenses	531,729
Less:
Expenses waived by Adviser	(13,718)
Net expenses	518,011
Net investment income	378,189

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	356,523
Investments in affiliated issuers	9,551
Futures contracts	190,567
Net realized gain	556,641
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	732,393
Investments in affiliated issuers	98,216
Swap agreements	4,333,556
Futures contracts	3,396
Net change in unrealized appreciation (depreciation)	5,167,561
Net realized and unrealized gain	5,724,202
Net increase in net assets resulting from operations	$6,102,391

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$378,189	$330,289
Net realized gain (loss) on investments	556,641	(2,408,876)
Net change in unrealized appreciation (depreciation) on investments	5,167,561	10,387,058
Net increase in net assets resulting from operations	6,102,391	8,308,471

Distributions to shareholders from:
Net investment income
A-Class	(439,170)	(86,688)
P-Class	(843)	(63)
Institutional Class	(931)	(170)
Net realized gains
A-Class	—	(9,333,165)
C-Class	—	(773,702)
P-Class	—	(1,713)
Institutional Class	—	(7,288)
Total distributions to shareholders	(440,944)	(10,202,789)

Capital share transactions:
Proceeds from sale of shares
A-Class	4,975,269	3,894,517
C-Class	179,915	584,068
P-Class	170	82,974
Institutional Class	109,146	94,989
Distributions reinvested
A-Class	412,206	9,015,453
C-Class	—	758,694
P-Class	843	1,776
Institutional Class	872	6,154
Cost of shares redeemed
A-Class	(5,651,416)	(12,325,038)
C-Class	(412,323)	(2,028,207)
P-Class	(2,084)	(272)
Institutional Class	(44,519)	(40,892)
Net increase (decrease) from capital share transactions	(431,921)	44,216
Net increase (decrease) in net assets	5,229,526	(1,850,102)

Net assets:
Beginning of period	76,154,757	78,004,859
End of period	$81,384,283	$76,154,757
Undistributed net investment income at end of period	$196,812	$259,567

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

STYLEPLUS—MID GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	123,534	98,799
C-Class	5,900	19,452
P-Class	4	2,227
Institutional Class	2,624	2,436
Shares issued from reinvestment of distributions
A-Class	10,323	236,875
C-Class	—	26,225
P-Class	21	47
Institutional Class	22	161
Shares redeemed
A-Class	(136,665)	(318,222)
C-Class	(13,253)	(67,971)
P-Class	(49)	(7)
Institutional Class	(1,069)	(1,090)
Net decrease in shares	(8,608)	(1,068)

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$40.52	$41.49	$45.82	$43.54	$36.40	$28.67
Income (loss) from investment operations:
Net investment income (loss)[b]	.21	.19	.07	.16	(.16)	(.25)
Net gain (loss) on investments (realized and unrealized)	2.97	4.25	.63	6.21	7.30	7.98
Total from investment operations	3.18	4.44	.70	6.37	7.14	7.73
Less distributions from:
Net investment income	(.24)	(.05)	—	—	—	—
Net realized gains	—	(5.36)	(5.03)	(4.09)	—	—
Total distributions	(.24)	(5.41)	(5.03)	(4.09)	—	—
Net asset value, end of period	$43.46	$40.52	$41.49	$45.82	$43.54	$36.40

Total Return[c]	7.90%	11.55%	1.04%	15.61%	19.62%	26.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,288	$72,179	$73,178	$77,363	$70,767	$65,767
Ratios to average net assets:
Net investment income (loss)	1.00%	0.48%	0.16%	0.36%	(0.40%)	(0.74%)
Total expenses[d]	1.31%	1.45%	1.47%	1.67%	1.57%	1.62%
Net expenses[e]	1.27%	1.43%	1.47%	1.65%	1.57%	1.62%
Portfolio turnover rate	17%	61%	75%	112%	214%	149%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$30.58	$32.78	$37.48	$36.63	$30.92	$24.55
Income (loss) from investment operations:
Net investment income (loss)[b]	.02	(.12)	(.25)	(.20)	(.45)	(.46)
Net gain (loss) on investments (realized and unrealized)	2.25	3.28	.58	5.14	6.16	6.83
Total from investment operations	2.27	3.16	.33	4.94	5.71	6.37
Less distributions from:
Net realized gains	—	(5.36)	(5.03)	(4.09)	—	—
Total distributions	—	(5.36)	(5.03)	(4.09)	—	—
Net asset value, end of period	$32.85	$30.58	$32.78	$37.48	$36.63	$30.92

Total Return[c]	7.46%	10.55%	0.20%	14.56%	18.47%	25.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,798	$3,760	$4,762	$4,329	$4,103	$4,346
Ratios to average net assets:
Net investment income (loss)	0.10%	(0.42%)	(0.68%)	(0.55%)	(1.36%)	(1.57%)
Total expenses[d]	2.21%	2.34%	2.31%	2.57%	2.53%	2.45%
Net expenses[e]	2.17%	2.32%	2.31%	2.55%	2.53%	2.45%
Portfolio turnover rate	17%	61%	75%	112%	214%	149%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$40.27	$41.48	$45.96
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.26	— [g]
Net gain (loss) on investments (realized and unrealized)	2.93	4.09	(4.48)
Total from investment operations	3.07	4.35	(4.48)
Less distributions from:
Net investment income	(.33)	(.20)	—
Net realized gains	—	(5.36)	—
Total distributions	(.33)	(5.56)	—
Net asset value, end of period	$43.01	$40.27	$41.48

Total Return[c]	7.70%	11.36%	(9.75%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$108	$102	$11
Ratios to average net assets:
Net investment income (loss)	0.68%	0.69%	0.00%
Total expenses[d]	1.63%	1.39%	1.49%
Net expenses[e]	1.60%	1.35%	1.49%
Portfolio turnover rate	17%	61%	75%

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STYLEPLUS—MID GROWTH FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[h]
Per Share Data
Net asset value, beginning of period	$40.59	$41.64	$45.96	$43.72	$36.46	$36.16
Income (loss) from investment operations:
Net investment income (loss)[b]	.25	.19	.11	.11	(.07)	(.08)
Net gain (loss) on investments (realized and unrealized)	2.99	4.25	.60	6.22	7.33	.38
Total from investment operations	3.24	4.44	.71	6.33	7.26	.30
Less distributions from:
Net investment income	(.31)	(.13)	—	—	—	—
Net realized gains	—	(5.36)	(5.03)	(4.09)	—	—
Total distributions	(.31)	(5.49)	(5.03)	(4.09)	—	—
Net asset value, end of period	$43.52	$40.59	$41.64	$45.96	$43.72	$36.46

Total Return[c]	8.08%	11.50%	1.08%	15.42%	19.91%	0.83%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$190	$113	$54	$30	$21	$10
Ratios to average net assets:
Net investment income (loss)	1.22%	0.48%	0.23%	0.24%	(0.17%)	(0.41%)
Total expenses[d]	1.08%	1.46%	1.41%	1.81%	1.33%	1.37%
Net expenses[e]	1.05%	1.44%	1.41%	1.79%	1.33%	1.37%
Portfolio turnover rate	17%	61%	75%	112%	214%	149%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Net investment income is less than $0.01 per share.
[h]	Since commencement of operations: March 1, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

FUND PROFILE (Unaudited)	March 31, 2017

WORLD EQUITY INCOME FUND

OBJECTIVE: Seeks to provide total return, comprised of capital appreciation and income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Country Diversification

At March 31, 2017, the investment diversification of the Fund by country was as follows:

Country	% of Common Stocks	Value
United States	55%	$48,357,502
United Kingdom	8%	6,891,084
Japan	6%	5,382,643
Canada	5%	4,793,653
Switzerland	4%	3,335,225
Sweden	4%	3,306,830
Singapore	2%	2,172,710
Other	16%	14,418,947
Total Securities	100%	$88,658,594

“Country Diversification” exclude any temporary cash or derivative investments.

Inception Dates:
A-Class	October 1, 1993
C-Class	January 29, 1999
P-Class	May 1, 2015
Institutional Class	May 2, 2011

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	1.8%
Exxon Mobil Corp.	1.7%
Wells Fargo & Co.	1.5%
Procter & Gamble Co.	1.5%
AT&T, Inc.	1.5%
Apple, Inc.	1.4%
Pfizer, Inc.	1.4%
Merck & Company, Inc.	1.3%
Roche Holding AG	1.3%
Verizon Communications, Inc.	1.2%
Top Ten Total	14.6%

“Ten Largest Holdings” excludes any temporary cash investments.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
WORLD EQUITY INCOME FUND

	Shares	Value

COMMON STOCKS† - 98.4%

Financial - 27.7%
Wells Fargo & Co.	23,700	$1,319,142
U.S. Bancorp	16,200	834,300
CME Group, Inc. — Class A	6,900	819,720
Everest Re Group Ltd.	3,500	818,334
Nordea Bank AB	71,300	814,075
Swiss Re AG	8,600	772,435
Intercontinental Exchange, Inc.	12,700	760,349
Skandinaviska Enskilda Banken AB — Class A	67,700	753,326
Cincinnati Financial Corp.	9,900	715,474
Marsh & McLennan Companies, Inc.	9,600	709,344
Swedbank AB — Class A	30,400	704,369
Annaly Capital Management, Inc.	63,100	701,041
Hang Seng Bank Ltd.	33,600	681,380
Allianz AG	3,600	666,958
CoreCivic, Inc.	21,100	662,962
AXA S.A.	25,300	654,701
JPMorgan Chase & Co.	7,200	632,448
RenaissanceRe Holdings Ltd.	4,300	621,995
People’s United Financial, Inc.	31,600	575,120
Vicinity Centres	256,058	553,629
Axis Capital Holdings Ltd.	8,100	542,943
Government Properties Trust, Inc.*	129,600	509,924
AGNC Investment Corp.	24,800	493,272
Chubb Ltd.	3,600	490,500
CI Financial Corp.	23,700	471,024
Ascendas Real Estate Investment Trust	259,200	466,943
H&R Real Estate Investment Trust	25,800	447,574
Hysan Development Company Ltd. — Class A*	98,500	446,776
First Capital Realty, Inc.	28,200	424,744
T. Rowe Price Group, Inc.	6,200	422,530
BB&T Corp.	9,100	406,770
CapitaLand Mall Trust	283,900	399,816
Liberty Property Trust	10,300	397,065
Japan Retail Fund Investment Corp.	200	392,365
ING Groep N.V.	25,800	390,042
Sampo Oyj — Class A	7,300	346,269
Reinsurance Group of America, Inc. — Class A	2,600	330,148
Bank of Montreal	4,000	298,771
Lloyds Banking Group plc	326,800	271,563
RioCan Real Estate Investment Trust	13,100	258,089
Gecina S.A.	1,900	257,847
New York Community Bancorp, Inc.	18,200	254,254
CNP Assurances	12,400	252,419
Banco Bilbao Vizcaya Argentaria S.A.	30,000	232,690
Loews Corp.	4,600	215,142
Societe Generale S.A.	4,200	213,069
Investec plc	30,300	206,341
Singapore Exchange Ltd.	30,700	168,989
PNC Financial Services Group, Inc.	1,400	168,336
Total Financial		24,947,317

Consumer, Non-cyclical - 17.8%
Johnson & Johnson	13,200	1,644,060
Procter & Gamble Co.	14,648	1,316,123
Pfizer, Inc.	36,100	1,234,981
Merck & Company, Inc.	18,900	1,200,906
Roche Holding AG	4,500	1,149,410
UnitedHealth Group, Inc.	6,000	984,060
GlaxoSmithKline plc	46,800	973,119
Automatic Data Processing, Inc.	8,900	911,271
Diageo plc	31,300	895,546
Wm Morrison Supermarkets plc	195,395	587,335
Cardinal Health, Inc.	7,200	587,160
Dr Pepper Snapple Group, Inc.	5,642	552,465
Eli Lilly & Co.	6,400	538,304
Western Union Co.	25,400	516,890
Nielsen Holdings plc	12,100	499,851
Asahi Group Holdings Ltd.	10,667	403,204
Wesfarmers Ltd.	9,100	313,345
Hutchison Port Holdings Trust — Class U	616,900	256,014
Otsuka Holdings Company Ltd.	5,500	248,111
H&R Block, Inc.	10,400	241,800
Takeda Pharmaceutical Company Ltd.	5,100	239,550
Nestle S.A.	3,000	230,212
United Rentals, Inc.*	1,700	212,585
Reed Elsevier plc	8,100	158,631
Atlantia SpA	6,000	154,913
Total Consumer, Non-cyclical		16,049,846

Industrial - 11.5%
Lockheed Martin Corp.	3,542	947,839
3M Co.	4,800	918,384
Waste Management, Inc.	12,200	889,624
Honeywell International, Inc.	6,600	824,142
Republic Services, Inc. — Class A	11,500	722,315
CH Robinson Worldwide, Inc.	9,300	718,798
Expeditors International of Washington, Inc.	12,700	717,423
United Parcel Service, Inc. — Class B	6,100	654,530
MTR Corporation Ltd.	111,000	623,449
Fraport AG Frankfurt Airport Services Worldwide	7,000	495,370
Deere & Co.	4,400	478,984
Avnet, Inc.	10,100	462,176
Garmin Ltd.	8,300	424,213
Northrop Grumman Corp.	1,400	332,976
Kuehne + Nagel International AG	1,900	268,455
Raytheon Co.	1,300	198,250
General Electric Co.	6,000	178,800
BAE Systems plc	20,200	162,491
General Dynamics Corp.	800	149,760
FLIR Systems, Inc.	4,000	145,120
Total Industrial		10,313,099

Consumer, Cyclical - 9.7%
McDonald’s Corp.	7,600	985,036
Wal-Mart Stores, Inc.	13,475	971,278
Home Depot, Inc.	6,100	895,663

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
WORLD EQUITY INCOME FUND

	Shares	Value

Mitsui & Company Ltd.	52,300	$757,545
Ford Motor Co.	59,700	694,908
WW Grainger, Inc.	2,800	651,728
Compass Group plc	28,400	535,903
Japan Airlines Company Ltd.	16,000	506,768
Sankyo Company Ltd.	14,600	487,869
Berkeley Group Holdings plc	11,500	461,960
Yue Yuen Industrial Holdings Ltd.	115,500	454,033
Darden Restaurants, Inc.	4,700	393,249
Fastenal Co.	7,100	365,650
Hennes & Mauritz AB — Class B*	12,100	309,258
Lawson, Inc.	3,688	250,118
Total Consumer, Cyclical		8,720,966

Communications - 9.4%
AT&T, Inc.	31,400	1,304,670
Verizon Communications, Inc.	22,900	1,116,375
Telia Company AB	173,000	725,802
Shaw Communications, Inc. — Class B	31,800	659,267
BCE, Inc.	11,500	509,171
Alphabet, Inc. — Class C*	600	497,736
Thomson Reuters Corp.	11,000	475,700
Singapore Telecommunications Ltd.	168,200	471,347
Telefonica Deutschland Holding AG	91,200	452,449
Singapore Press Holdings Ltd.	161,400	409,601
SES S.A.	17,400	404,787
HKT Trust & HKT Ltd.	305,200	393,501
Bezeq The Israeli Telecommunication Corporation Ltd.	186,000	334,316
Facebook, Inc. — Class A*	1,600	227,280
TDC A/S	35,000	180,500
Amazon.com, Inc.*	200	177,308
Deutsche Telekom AG	8,100	141,942
Total Communications		8,481,752

Technology - 8.9%
Apple, Inc.	8,800	1,264,208
International Business Machines Corp.	6,000	1,044,841
Accenture plc — Class A	8,100	971,028
Canon, Inc.	30,400	947,841
Paychex, Inc.	13,100	771,590
CA, Inc.	20,500	650,260
Fidelity National Information Services, Inc.	7,800	621,036
Microsoft Corp.	9,100	599,326
NTT Data Corp.	9,700	460,058
Oracle Corporation Japan	7,700	439,901
Ricoh Company Ltd.	30,300	249,313
Total Technology		8,019,402

Utilities - 7.0%
Southern Co.	15,560	774,578
CLP Holdings Ltd.	65,437	684,133
SSE plc	36,500	675,028
PPL Corp.	17,554	656,344
Duke Energy Corp.	6,373	522,650
Red Electrica Corporation S.A.	24,100	462,819
Snam SpA	102,800	444,629
DTE Energy Co.	3,993	407,725
AGL Energy Ltd.	18,200	366,670
Emera, Inc.	10,300	363,871
Dominion Resources, Inc.	4,368	338,826
CenterPoint Energy, Inc.	10,412	287,058
SCANA Corp.	2,789	182,261
Sempra Energy	1,299	143,540
Total Utilities		6,310,132

Energy - 4.9%
Exxon Mobil Corp.	18,100	1,484,381
BP plc	157,100	900,554
Phillips 66	6,000	475,320
Kinder Morgan, Inc.	17,500	380,450
OMV AG	7,200	283,337
Valero Energy Corp.	4,000	265,160
Petrofac Ltd.	20,600	237,077
Woodside Petroleum Ltd.	9,100	223,033
Inter Pipeline Ltd.	9,100	191,806
Total Energy		4,441,118

Basic Materials - 1.5%
Potash Corporation of Saskatchewan, Inc.	40,600	693,636
LyondellBasell Industries N.V. — Class A	3,900	355,641
Rio Tinto plc	8,100	325,685
Total Basic Materials		1,374,962

Total Common Stocks
(Cost $81,582,424)		88,658,594

SHORT-TERM INVESTMENTS† - 1.1%
Goldman Sachs Financial Square Treasury Instruments Fund - Institutional Class 0.56%[1]	995,496	995,496
Total Short-Term Investments
(Cost $995,496)		995,496

Total Investments - 99.5%
(Cost $82,577,920)		$89,654,090
Other Assets & Liabilities, net - 0.5%		456,788
Total Net Assets - 100.0%		$90,110,878

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 31, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
WORLD EQUITY INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$88,658,594	$—	$—	$88,658,594
Short Term Investments	995,496	—	—	995,496
Total	$89,654,090	$—	$—	$89,654,090

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

WORLD EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $82,577,920)	$89,654,090
Foreign currency, at value (cost $80,598)	80,631
Prepaid expenses	38,957
Receivables:
Fund shares sold	101,201
Dividends	320,942
Foreign taxes reclaim	191,285
Total assets	90,387,106

Liabilities:
Overdraft due to custodian bank	8,801
Payable for:
Fund shares redeemed	137,677
Management fees	55,269
Transfer agent/maintenance fees	33,800
Distribution and service fees	22,516
Fund accounting/administration fees	6,183
Trustees’ fees*	1,622
Miscellaneous	10,360
Total liabilities	276,228
Net assets	$90,110,878

Net assets consist of:
Paid in capital	$103,684,016
Accumulated net investment loss	(293,389)
Accumulated net realized loss on investments	(20,347,860)
Net unrealized appreciation on investments	7,068,111
Net assets	$90,110,878

A-Class:
Net assets	$81,566,707
Capital shares outstanding	5,779,285
Net asset value per share	$14.11
Maximum offering price per share (Net asset value divided by 95.25%)	$14.81

C-Class:
Net assets	$5,892,220
Capital shares outstanding	487,018
Net asset value per share	$12.10

P-Class:
Net assets	$139,066
Capital shares outstanding	9,722
Net asset value per share	$14.30

Institutional Class:
Net assets	$2,512,885
Capital shares outstanding	179,399
Net asset value per share	$14.01

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends (net of foreign withholding tax of $103,872)	$1,497,017
Interest	269
Other income	1,088
Total investment income	1,498,374

Expenses:
Management fees	314,566
Transfer agent/maintenance fees:
A-Class	39,285
C-Class	6,408
P-Class	625
Institutional Class	1,036
Distribution and service fees:
A-Class	101,527
C-Class	27,849
P-Class	172
Fund accounting/administration fees	36,058
Line of credit fees	9,477
Custodian fees	3,752
Trustees’ fees*	3,524
Miscellaneous	30,995
Total expenses	575,274
Less:
Expenses reimbursed by Adviser:
A-Class	(747)
C-Class	(3,261)
P-Class	(556)
Total reimbursed expenses	(4,564)
Net expenses	570,710
Net investment income	927,664

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	1,439,342
Futures contracts	(200,154)
Foreign currency	(14,575)
Net realized gain	1,224,613
Net change in unrealized appreciation (depreciation) on:
Investments	2,471,705
Futures contracts	19,765
Foreign currency	(3,788)
Net change in unrealized appreciation (depreciation)	2,487,682
Net realized and unrealized gain	3,712,295
Net increase in net assets resulting from operations	$4,639,959

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$927,664	$2,035,182
Net realized gain (loss) on investments	1,224,613	(1,633,024)
Net change in unrealized appreciation (depreciation) on investments	2,487,682	10,283,016
Net increase in net assets resulting from operations	4,639,959	10,685,174

Distributions to shareholders from:
Net investment income
A-Class	(816,779)	(1,891,462)
C-Class	(46,575)	(96,485)
P-Class	(1,406)	(3,486)
Institutional Class	(30,793)	(76,190)
Total distributions to shareholders	(895,553)	(2,067,623)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,759,969	18,583,958
C-Class	691,309	1,520,462
P-Class	7,965	1,274,125
Institutional Class	891,347	2,057,895
Distributions reinvested
A-Class	811,306	1,834,883
C-Class	42,264	84,172
P-Class	1,406	3,486
Institutional Class	24,373	39,956
Cost of shares redeemed
A-Class	(10,966,956)	(21,141,116)
C-Class	(516,639)	(2,663,968)
P-Class	(9,613)	(1,141,200)
Institutional Class	(1,356,576)	(4,137,425)
Net decrease from capital share transactions	(2,619,845)	(3,684,772)
Net increase in net assets	1,124,561	4,932,779

Net assets:
Beginning of period	88,986,317	84,053,538
End of period	$90,110,878	$88,986,317
Accumulated net investment loss at end of period	$(293,389)	$(325,500)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

WORLD EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	574,310	1,431,215
C-Class	58,486	135,606
P-Class	578	98,351
Institutional Class	65,738	158,922
Shares issued from reinvestment of distributions
A-Class	58,041	138,084
C-Class	3,532	7,362
P-Class	99	265
Institutional Class	1,753	3,033
Shares redeemed
A-Class	(803,060)	(1,610,092)
C-Class	(44,017)	(236,515)
P-Class	(676)	(89,636)
Institutional Class	(98,101)	(323,244)
Net decrease in shares	(183,317)	(286,649)

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$13.54	$12.28	$13.51	$12.60	$10.55	$9.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.14	.31	.29	.38	.18	.15
Net gain (loss) on investments (realized and unrealized)	.57	1.26	(1.18)	.95	2.16	.70
Total from investment operations	.71	1.57	(.89)	1.33	2.34	.85
Less distributions from:
Net investment income	(.14)	(.31)	(.34)	(.42)	(.29)	(—)[c]
Total distributions	(.14)	(.31)	(.34)	(.42)	(.29)	(—)[c]
Net asset value, end of period	$14.11	$13.54	$12.28	$13.51	$12.60	$10.55

Total Return[d]	5.26%	12.85%	(6.70%)	10.62%	22.58%	8.82%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$81,567	$80,575	$73,568	$78,783	$65,966	$61,838
Ratios to average net assets:
Net investment income (loss)	2.10%	2.36%	2.21%	2.81%	1.59%	1.45%
Total expenses[h]	1.23%	1.48%	1.48%	1.66%	1.93%	2.05%
Net expenses[e]	1.23%[g]	1.48%[g]	1.43%[g]	1.49%[g]	1.59%	1.63%
Portfolio turnover rate	29%	51%	131%	131%	154%	41%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$11.63	$10.55	$11.61	$10.79	$9.01	$8.33
Income (loss) from investment operations:
Net investment income (loss)[b]	.08	.18	.17	.25	.08	.06
Net gain (loss) on investments (realized and unrealized)	.49	1.09	(1.02)	.81	1.84	.62
Total from investment operations	.57	1.27	(.85)	1.06	1.92	.68
Less distributions from:
Net investment income	(.10)	(.19)	(.21)	(.24)	(.14)	—
Total distributions	(.10)	(.19)	(.21)	(.24)	(.14)	—
Net asset value, end of period	$12.10	$11.63	$10.55	$11.61	$10.79	$9.01

Total Return[d]	4.90%	12.05%	(7.40%)	9.79%	21.57%	8.16%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,892	$5,455	$5,936	$5,337	$3,377	$3,015
Ratios to average net assets:
Net investment income (loss)	1.39%	1.59%	1.50%	2.13%	0.80%	0.68%
Total expenses[h]	2.11%	2.35%	2.28%	2.62%	2.89%	2.88%
Net expenses[e]	1.98%[g]	2.23%[g]	2.23%[g]	2.24%[g]	2.35%	2.38%
Portfolio turnover rate	29%	51%	131%	131%	154%	41%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$13.73	$12.33	$13.62
Income (loss) from investment operations:
Net investment income (loss)[b]	.15	.33	.12
Net gain (loss) on investments (realized and unrealized)	.56	1.35	(1.29)
Total from investment operations	.71	1.68	(1.17)
Less distributions from:
Net investment income	(.14)	(.28)	(.12)
Total distributions	(.14)	(.28)	(.12)
Net asset value, end of period	$14.30	$13.73	$12.33

Total Return[d]	5.21%	13.73%	(8.64%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$139	$133	$9
Ratios to average net assets:
Net investment income (loss)	2.12%	2.58%	2.14%
Total expenses[h]	2.04%	1.33%	3.54%
Net expenses[e,g]	1.23%	1.33%	1.48%
Portfolio turnover rate	29%	51%	131%

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

WORLD EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Year Ended September 30, 2012
Per Share Data
Net asset value, beginning of period	$13.44	$12.23	$13.45	$12.53	$10.50	$9.70
Income (loss) from investment operations:
Net investment income (loss)[b]	.16	.31	.36	.44	.28	.28
Net gain (loss) on investments (realized and unrealized)	.57	1.28	(1.21)	.90	2.10	.52
Total from investment operations	.73	1.59	(.85)	1.34	2.38	.80
Less distributions from:
Net investment income	(.16)	(.38)	(.37)	(.42)	(.35)	(—)[c]
Total distributions	(.16)	(.38)	(.37)	(.42)	(.35)	(—)[c]
Net asset value, end of period	$14.01	$13.44	$12.23	$13.45	$12.53	$10.50

Total Return[d]	5.46%	13.11%	(6.42%)	10.83%	23.17%	8.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,513	$2,824	$4,541	$911	$252	$90
Ratios to average net assets:
Net investment income (loss)	2.33%	2.42%	2.70%	3.27%	2.42%	2.70%
Total expenses[h]	0.98%	1.30%	1.23%	1.33%	1.73%	1.90%
Net expenses[e]	0.98%[g]	1.22%[g]	1.23%[g]	1.23%[g]	1.26%	1.32%
Portfolio turnover rate	29%	51%	131%	131%	154%	41%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Distributions from net investment income are less than $0.01 per share.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Net expense information reflects the expense ratios after expense waivers and reimbursements, as applicable.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement and recouped amounts. Excluding these expenses, the net expense ratios for the periods presented would be:

	03/31/17	09/30/16	09/30/15	09/30/14
A-Class	1.22%	1.46%	1.46%	1.46%
C-Class	1.97%	2.21%	2.21%	2.21%
P-Class	1.22%	1.32%	1.46%	—
Institutional Class	0.97%	1.21%	1.21%	1.21%

[h]	Does not include expenses of the underlying funds in which the Fund invests.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2017, the Trust consisted of nineteen funds.

This report covers the Alpha Opportunity Fund, Large Cap Value Fund, Market Neutral Real Estate Fund, Risk Managed Real Estate Fund, Small Cap Value Fund, StylePlus—Large Core Fund, StylePlus—Mid Growth Fund and World Equity Income Fund (the “Funds”), each a diversified investment company, with the exception of the Large Cap Value Fund, Market Neutral Real Estate Fund and Risk Managed Real Estate Fund, which are each a non-diversified investment company. Only A-Class, C-Class, P-Class and Institutional Class shares had been issued by the Funds.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

The value of futures contracts is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

The values of OTC swap agreements entered into by a Fund are accounted for using the unrealized gains or losses on the agreements that are determined by marking the agreements to the last quoted value of the index that the swaps pertain to at the close of the NYSE. The swaps’ values are then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. When a Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

C. Upon entering into a futures contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is affected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 91

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. Dividends from net investment income are declared quarterly in the World Equity Income Fund and Risk Managed Real Estate Fund. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions of net investment income in the remaining Funds and distributions of net realized gains, if any, in all Funds are declared at least annually and recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2017, there were no earnings credits received.

I. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.82% at March 31, 2017.

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

J. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

K. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Leverage: gaining total exposure to equities or other assets on the long and short sides at greater than 100% of invested capital.

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For any Fund whose investment strategy consistently involves applying leverage, the value of the Fund’s shares will tend to increase or decrease more than the value of any increase or decrease in the underlying index or other asset. In addition, because an investment in derivative instruments generally requires a small investment relative to the amount of investment exposure assumed, an opportunity for increased net income is created; but, at the same time, leverage risk will increase. The Fund’s use of leverage, through borrowings or instruments such as derivatives, may cause the Fund to be more volatile and riskier than if they had not been leveraged.

Futures

A futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instruments at a set price for delivery at a future date. There are significant risks associated with a Fund’s use of futures contracts, including (i) there may be an imperfect or no correlation between the changes in market value of the underlying asset and the prices of futures contracts; (ii) there may not be a liquid secondary market for a futures contract; (iii) trading restrictions or limitations may be imposed by an exchange; and (iv) government regulations may restrict trading in futures contracts. When investing in futures, there is minimal counterparty credit risk to a Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. Cash deposits are shown as segregated cash with broker on the Statements of Assets and Liabilities; securities held as collateral are noted on the Schedules of Investments.

The following table represents the Funds’ use and volume of futures on a quarterly basis:

Fund	Use	Long	Short
StylePlus—Large Core Fund	Index exposure	$1,915,816	$—
StylePlus—Mid Growth Fund	Index exposure	694,820	—
World Equity Income Fund	Hedge	—	10,378,082

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Total return swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Funds’ use and volume of total return swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Alpha Opportunity Fund	Hedge, Leverage	$59,281,032	$73,702,143
Market Neutral Real Estate Fund	Leverage	—	4,674,336
Risk Managed Real Estate Fund	Leverage	33,128,711	33,535,716
StylePlus—Large Core Fund	Index exposure	164,875,726	—
StylePlus—Mid Growth Fund	Index exposure	63,404,733	—

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Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity	Variation margin	Variation margin
	Unrealized appreciation on swap agreements	Unrealized depreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2017:

Asset Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at March 31, 2017
Risk Managed Real Estate Fund	$—	$2,103,937	$2,103,937
StylePlus—Large Core Fund	—	21,278,019	21,278,019
StylePlus—Mid Growth Fund	3,396	6,995,746	6,999,142

Liability Derivative Investments Value
Fund	Futures Equity Contracts*	Swaps Equity Contracts	Total Value at March 31, 2017
Alpha Opportunity Fund	$—	$3,017,731	$3,017,731
Market Neutral Real Estate Fund	—	235,181	235,181
Risk Managed Real Estate Fund	—	1,470,502	1,470,502
StylePlus—Large Core Fund	512	—	512

*

Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity/Currency contracts	Net realized gain (loss) on futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Total
Alpha Opportunity Fund	$—	$31,690	$—	$31,690
Market Neutral Real Estate Fund	—	18,662	—	18,662
Risk Managed Real Estate Fund	—	1,732,080	—	1,732,080
StylePlus—Large Core Fund	254,120	1,669	—	255,789
StylePlus—Mid Growth Fund	190,567	—	—	190,567
World Equity Income Fund	—	—	(200,154)	(200,154)

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Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Futures Equity Contracts	Swaps Equity Contracts	Futures Currency Contracts	Total
Alpha Opportunity Fund	$—	$(1,107,430)	$—	$(1,107,430)
Market Neutral Real Estate Fund	—	29,654	—	29,654
Risk Managed Real Estate Fund	—	98,223	—	98,223
StylePlus—Large Core Fund	(40,345)	15,553,276	—	15,512,931
StylePlus—Mid Growth Fund	3,396	4,333,556	—	4,336,952
World Equity Income Fund	—	—	19,765	19,765

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. A Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risks may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.

Certain Funds may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Alpha Opportunity Fund	1.25%
Large Cap Value Fund	0.65%
Market Neutral Real Estate Fund	1.10%
Risk Managed Real Estate Fund	0.75%
Small Cap Value Fund	0.75%*
StylePlus—Large Core Fund	0.75%
StylePlus—Mid Growth Fund	0.75%
World Equity Income Fund	0.70%

*	Rate effective February 1, 2017. Prior to February 1, 2017, the Fund paid GI 1.00% of the average daily net assets of the Fund.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Funds have adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Alpha Opportunity Fund – A-Class	2.11%	11/30/12	02/01/18
Alpha Opportunity Fund – C-Class	2.86%	11/30/12	02/01/18
Alpha Opportunity Fund – P-Class	2.11%	05/01/15	02/01/18
Alpha Opportunity Fund – Institutional Class	1.86%	11/30/12	02/01/18
Large Cap Value Fund – A-Class	1.15%	11/30/12	02/01/18
Large Cap Value Fund – C-Class	1.90%	11/30/12	02/01/18
Large Cap Value Fund – P-Class	1.15%	05/01/15	02/01/18
Large Cap Value Fund – Institutional Class	0.90%	06/15/13	02/01/18
Market Neutral Real Estate Fund – A-Class	1.65%	02/26/16	02/01/18
Market Neutral Real Estate Fund – C-Class	2.40%	02/26/16	02/01/18
Market Neutral Real Estate Fund – P-Class	1.65%	02/26/16	02/01/18
Market Neutral Real Estate Fund – Institutional Class	1.40%	02/26/16	02/01/18
Risk Managed Real Estate Fund – A-Class	1.30%	03/26/14	02/01/18
Risk Managed Real Estate Fund – C-Class	2.05%	03/26/14	02/01/18
Risk Managed Real Estate Fund – P-Class	1.30%	05/01/15	02/01/18
Risk Managed Real Estate Fund – Institutional Class	1.10%	03/26/14	02/01/18
Small Cap Value Fund – A-Class	1.30%	11/30/12	02/01/18
Small Cap Value Fund – C-Class	2.05%	11/30/12	02/01/18
Small Cap Value Fund – P-Class	1.30%	05/01/15	02/01/18
Small Cap Value Fund – Institutional Class	1.05%	11/30/12	02/01/18
World Equity Income Fund – A-Class	1.22%	08/15/13	02/01/18
World Equity Income Fund – C-Class	1.97%	08/15/13	02/01/18
World Equity Income Fund – P-Class	1.22%	05/01/15	02/01/18
World Equity Income Fund – Institutional Class	0.97%	08/15/13	02/01/18

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2017, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020	Fund Total
Alpha Opportunity Fund
A-Class	$41,181	$92,503	$—	$—	$133,684
C-Class	9,224	12,810	7,081	—	29,115
P-Class	—	—	—	393	393
Institutional Class	8,751	—	—	—	8,751
Large Cap Value Fund
A-Class	77,995	95,743	87,212	2,542	263,492
C-Class	6,737	9,943	9,306	1,584	27,570
P-Class	—	85	338	392	815
Institutional Class	2,117	2,123	1,129	—	5,369
Market Neutral Real Estate
A-Class	—	—	1,232	614	1,846
C-Class	—	—	1,202	760	1,962
P-Class	—	—	1,242	813	2,055
Institutional Class	—	—	54,673	26,363	81,036
Risk Managed Real Estate Fund
A-Class	136	2,392	918	193	3,639
C-Class	2,092	2,095	2,257	539	6,983
P-Class	—	87	58	129	274
Institutional Class	—	—	—	—	—
Small Cap Value Fund
A-Class	52,604	105,165	123,706	37,531	319,006
C-Class	21,447	44,550	49,668	14,520	130,185
P-Class	—	110	116	120	346
Institutional Class	29,494	4,007	4,063	2,783	40,347
World Equity Income Fund
A-Class	6,952	—	—	273	7,225
C-Class	6,018	2,930	7,207	3,735	19,890
P-Class	—	—	—	556	556
Institutional Class	—	—	2,280	—	2,280

For the period ended March 31, 2017, GI recouped $36,655 from the Alpha Opportunity Fund. This amount is included in Management Fees in the Statement of Operations.

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period ended March 31, 2017, the following Funds waived fees related to investments in affiliated funds:

Fund	Amount
StylePlus-Large Core Fund	$34,493
StylePlus-Mid Growth Fund	13,718

For the period ended March 31, 2017, GFD retained sales charges of $356,038 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

On October 4, 2016, Rydex Fund Services, LLC (“RFS”) was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of GI. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change had no impact on the financial statements of the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUIS acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

At March 31, 2017, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of outstanding shares owned
Alpha Opportunity Fund	72%
Large Cap Value Fund	43%
Market Neutral Real Estate Fund	99%
Small Cap Value Fund	31%
StylePlus—Large Core Fund	20%
StylePlus—Mid Growth Fund	25%
World Equity Income Fund	51%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1	—	quoted prices in active markets for identical assets or liabilities.

Level 2	—	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3	—	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Offsetting

In the normal course of business, the Funds enter into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Funds to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, are reported separately on the Statements of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Risk Managed Real Estate Fund	Swap equity contracts	$2,103,937	$—	$2,103,937	$1,470,502	$—	$633,435
StylePlus—Large Core Fund	Swap equity contracts	21,278,019	—	21,278,019	—	21,278,019	—
StylePlus—Mid Growth Fund	Swap equity contracts	6,995,746	—	6,995,746	—	6,770,000	225,746

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Alpha Opportunity Fund	Swap equity contracts	$3,017,731	$—	$3,017,731	$3,017,731	$—	$—
Market Neutral Real Estate Fund	Swap equity contracts	235,181	—	235,181	235,181	—	—
Risk Managed Real Estate Fund	Swap equity contracts	1,470,502	—	1,470,502	1,470,502	—	—

[1]	Exhange-traded futures are excluded from these reported amounts.

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Alpha Opportunity Fund	$219,258,984	$11,068,400	$(3,548,257)	$7,520,143
Large Cap Value Fund	58,321,771	11,164,618	(1,229,372)	9,935,246
Market Neutral Real Estate Fund	5,183,290	346,553	(68,060)	278,493
Risk Managed Real Estate Fund	108,875,451	6,088,052	(3,220,357)	2,867,695
Small Cap Value Fund	18,467,760	3,759,083	(825,223)	2,933,860
StylePlus—Large Core Fund	208,208,401	4,202,679	(932,770)	3,269,909
StylePlus—Mid Growth Fund	80,552,949	1,593,056	(480,229)	1,112,827
World Equity Income Fund	82,823,323	8,877,099	(2,046,332)	6,830,767

7. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Alpha Opportunity Fund	$242,147,800	$122,867,460
Large Cap Value Fund	16,449,344	12,664,937
Market Neutral Real Estate Fund	3,699,879	3,223,893
Risk Managed Real Estate Fund	71,044,737	63,352,512
Small Cap Value Fund	5,808,962	5,351,670
StylePlus—Large Core Fund	38,483,409	26,176,115
StylePlus—Mid Growth Fund	15,965,697	13,207,428
World Equity Income Fund	25,458,218	29,200,138

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Funds did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended March 31, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 09/30/16	Additions	Reductions	Value 03/31/17	Shares 03/31/17	Investment Income	Realized Gain
StylePlus—Large Core Fund
Guggenheim Limited Duration Fund — Institutional Class	$15,768,627	$15,863,143	$—	$16,022,950	647,916	$238,562	$2,771
Guggenheim Strategy Fund I	23,831,360	213,416	—	24,102,239	962,165	212,679	—
Guggenheim Strategy Fund II	49,693,469	10,775,864	—	60,599,639	2,423,986	641,517	—
Guggenheim Strategy Fund III	67,119,862	985,407	—	68,186,806	2,726,382	985,452	—
	156,413,318	27,837,830	—	168,911,634		2,078,210	2,771

StylePlus—Mid Growth Fund
Guggenheim Limited Duration Fund — Institutional Class	$6,271,368	$6,308,757	$—	$6,372,515	257,684	$94,879	$1,102
Guggenheim Strategy Fund I	8,222,675	3,487,425	(1,509,328)	10,220,982	408,023	77,017	8,449
Guggenheim Strategy Fund II	20,250,726	241,241	—	20,540,999	821,640	241,153	—
Guggenheim Strategy Fund III	26,513,876	389,258	—	26,935,345	1,076,983	389,276	—
	61,258,645	10,426,681	(1,509,328)	64,069,841		802,325	9,551

9. Line of Credit

The Trust, with the exception of Capital Stewardship Fund, and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed, with an increased commitment amount to $1,000,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 0.82% at March 31, 2017, plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2017.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

10. Other Liabilities

StylePlus—Large Core Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2017.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded in miscellaneous payables by the Fund as of March 31, 2017, was $18,615.

11. Large Shareholder Risk

As of March 31, 2017, 57.5% of the Alpha Opportunity Fund (the “Fund”) was held by Macro Opportunities Fund. The Fund may experience adverse effects if a large number of shares of the Fund are held by a single shareholder (e.g., an institutional investor, financial intermediary or another GI Fund). The Fund is subject to the risk that a redemption by those shareholders of all or a large portion of the Fund could cause the Fund to liquidate its assets at inopportune times, or at a loss or depressed value, which could adversely impact the Fund’s performance and cause the value of a shareholder’s investment to decline. Redemptions of a large number of shares also may increase transaction costs or, by necessitating a sale of portfolio securities, have adverse tax consequences for shareholders. They also potentially limit the use of any capital loss carryforwards and certain other losses to off set future realized capital gains (if any) and may limit or prevent a Fund’s use of tax equalization.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

12. Subsequent Event

At a meeting held on May 23-24, 2017, the Board of Trustees of Guggenheim Funds Trust (the “Board”) approved a reduction in the advisory fee paid by the Alpha Opportunity Fund effective May 31, 2017 from 1.25% to 0.90%. The Board also approved an equivalent reduction in the expense limitation for each share class of the Fund, effective as of the same date. Accordingly, the following changes to the Prospectus are effective May 31, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

106 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 107

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

108 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 109

3.31.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Diversified Income Fund
Guggenheim High Yield Fund
Guggenheim Investment Grade Bond Fund
Guggenheim Limited Duration Fund
Guggenheim Municipal Income Fund

GuggenheimInvestments.com	SBINC-SEMI-0317x0917

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
DIVERSIFIED INCOME FUND	8
HIGH YIELD FUND	17
INVESTMENT GRADE BOND FUND	35
LIMITED DURATION FUND	53
MUNICIPAL INCOME FUND	73
NOTES TO FINANCIAL STATEMENTS	83
OTHER INFORMATION	100
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	101
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	105

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2017

Dear Shareholder:

Security Investors, LLC and Guggenheim Partners Investment Management, LLC (the “Investment Advisers”) are pleased to present the shareholder report for a selection of our Funds (the “Funds”) for the six-month period ended March 31, 2017.

The Investment Advisers are part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Advisers.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2017

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500® (“S&P 500®”) Index set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.

Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.

Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly U.S. GDP growth appear stronger going forward.

Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.

On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the ”Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.

Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.

We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.

For the six months ended March 31, 2017, the S&P 500 Index* returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2017

*Index Definitions

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Funds’ costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Funds’ expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Diversified Income Fund
A-Class	0.88%	3.13%	$ 1,000.00	$ 1,031.30	$ 4.46
C-Class	1.63%	2.74%	1,000.00	1,027.40	8.24
P-Class	0.88%	3.17%	1,000.00	1,031.70	4.46
Institutional Class	0.63%	3.28%	1,000.00	1,032.80	3.19
High Yield Fund
A-Class	1.28%	5.22%	1,000.00	1,052.20	6.55
C-Class	2.03%	4.80%	1,000.00	1,048.00	10.37
P-Class	1.18%	5.31%	1,000.00	1,053.10	6.04
Institutional Class	0.88%	5.48%	1,000.00	1,054.80	4.51
Investment Grade Bond Fund
A-Class	1.02%	0.22%	1,000.00	1,002.20	5.09
C-Class	1.77%	(0.20%)	1,000.00	998.00	8.82
P-Class	1.00%	0.17%	1,000.00	1,001.70	4.99
Institutional Class	0.66%	0.35%	1,000.00	1,003.50	3.30
Limited Duration Fund
A-Class	0.81%	1.48%	1,000.00	1,014.80	4.07
C-Class	1.56%	1.10%	1,000.00	1,011.00	7.82
P-Class	0.81%	1.47%	1,000.00	1,014.70	4.07
Institutional Class	0.56%	1.61%	1,000.00	1,016.10	2.81
Municipal Income Fund
A-Class	0.82%	(2.38%)	1,000.00	976.20	4.04
C-Class	1.57%	(2.82%)	1,000.00	971.80	7.72
P-Class	0.82%	(2.48%)	1,000.00	975.20	4.04
Institutional Class	0.57%	(2.34%)	1,000.00	976.60	2.81

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 2. Based on hypothetical 5% return (before expenses)
Diversified Income Fund
A-Class	0.88%	5.00%	$ 1,000.00	$ 1,020.54	$ 4.43
C-Class	1.63%	5.00%	1,000.00	1,016.80	8.20
P-Class	0.88%	5.00%	1,000.00	1,020.54	4.43
Institutional Class	0.63%	5.00%	1,000.00	1,021.79	3.18
High Yield Fund
A-Class	1.28%	5.00%	1,000.00	1,018.55	6.44
C-Class	2.03%	5.00%	1,000.00	1,014.81	10.20
P-Class	1.18%	5.00%	1,000.00	1,019.05	5.94
Institutional Class	0.88%	5.00%	1,000.00	1,020.54	4.43
Investment Grade Bond Fund
A-Class	1.02%	5.00%	1,000.00	1,019.85	5.14
C-Class	1.77%	5.00%	1,000.00	1,016.11	8.90
P-Class	1.00%	5.00%	1,000.00	1,019.95	5.04
Institutional Class	0.66%	5.00%	1,000.00	1,021.64	3.33
Limited Duration Fund
A-Class	0.81%	5.00%	1,000.00	1,020.89	4.08
C-Class	1.56%	5.00%	1,000.00	1,017.15	7.85
P-Class	0.81%	5.00%	1,000.00	1,020.89	4.08
Institutional Class	0.56%	5.00%	1,000.00	1,022.14	2.82
Municipal Income Fund
A-Class	0.82%	5.00%	1,000.00	1,020.84	4.13
C-Class	1.57%	5.00%	1,000.00	1,017.10	7.90
P-Class	0.82%	5.00%	1,000.00	1,020.84	4.13
Institutional Class	0.57%	5.00%	1,000.00	1,022.09	2.87

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2017

DIVERSIFIED INCOME FUND

OBJECTIVE: Seeks to achieve high current income with consideration for capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	January 29, 2016
C-Class	January 29, 2016
P-Class	January 29, 2016
Institutional Class	January 29, 2016

Ten Largest Holdings (% of Total Net Assets)
Guggenheim High Yield Fund — Institutional Class	30.9%
Guggenheim Limited Duration Fund — Institutional Class	23.7%
Guggenheim Investment Grade Bond Fund — Institutional Class	13.6%
Guggenheim S&P High Income Infrastructure ETF	10.1%
Guggenheim World Equity Income Fund — Institutional Class	5.9%
Guggenheim Risk Managed Real Estate Fund — Institutional Class	4.6%
Neuberger Berman High Yield Strategies Fund, Inc.	0.3%
First Trust Enhanced Equity Income Fund	0.3%
Avenue Income Credit Strategies Fund	0.3%
BlackRock Enhanced Capital and Income Fund, Inc.	0.3%
Top Ten Total	90.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
DIVERSIFIED INCOME FUND

	Shares	Value

EXCHANGE-TRADED FUNDS† - 10.1%
Guggenheim S&P High Income Infrastructure ETF[1]	21,275	$585,914
Total Exchange-Traded Funds
(Cost $447,192)		585,914

MUTUAL FUNDS† - 78.7%
Guggenheim High Yield Fund — Institutional Class [1]	192,875	1,791,813
Guggenheim Limited Duration Fund — Institutional Class [1]	55,467	1,371,710
Guggenheim Investment Grade Bond Fund — Institutional Class [1]	43,168	787,387
Guggenheim World Equity Income Fund — Institutional Class [1]	24,597	344,603
Guggenheim Risk Managed Real Estate Fund — Institutional Class [1]	9,344	268,551
Total Mutual Funds
(Cost $4,372,825)		4,564,064

CLOSED-END FUNDS† - 9.4%
Neuberger Berman High Yield Strategies Fund, Inc.	1,346	15,989
First Trust Enhanced Equity Income Fund	1,100	15,884
Avenue Income Credit Strategies Fund	1,134	15,831
BlackRock Enhanced Capital and Income Fund, Inc.	1,076	15,408
Western Asset High Income Fund II, Inc.	2,108	15,220
John Hancock Premium Dividend Fund	907	14,430
First Trust Strategic High Income Fund II	1,100	14,333
Salient Midstream & MLP Fund	1,070	14,317
New America High Income Fund, Inc.	1,517	14,305
Royce Value Trust, Inc.	1,000	14,000
AllianzGI Convertible & Income Fund	2,064	13,953
ClearBridge American Energy MLP Fund, Inc.	1,400	13,888
Eaton Vance Tax-Managed Diversified Equity Income Fund	1,250	13,838
Blackstone / GSO Strategic Credit Fund	868	13,749
Calamos Convertible and High Income Fund	1,206	13,736
PIMCO Income Strategy Fund II	1,364	13,708
Invesco Dynamic Credit Opportunities Fund	1,120	13,698
PIMCO Income Opportunity Fund	551	13,681
John Hancock Investors Trust	798	13,598
Ivy High Income Opportunities Fund	890	13,573
Pioneer High Income Trust	1,350	13,325
BlackRock Multi-Sector Income Trust	766	13,259
AllianceBernstein Global High Income Fund, Inc.	1,050	13,209
AllianzGI Equity & Convertible Income Fund	683	13,182
Barings Global Short Duration High Yield Fund	665	13,154
DoubleLine Income Solutions Fund	650	13,046
Pioneer Floating Rate Trust	1,065	13,014
Nuveen Credit Strategies Income Fund	1,488	12,931
John Hancock Preferred Income Fund III	700	12,908
BlackRock Credit Allocation Income Trust	978	12,870
BlackRock Enhanced Equity Dividend Trust	1,500	12,825
Western Asset High Yield Defined Opportunity Fund, Inc.	834	12,810
Eaton Vance Enhanced Equity Income Fund II	946	12,780
KKR Income Opportunities Fund	750	12,758
Western Asset Premier Bond Fund	951	12,696
Tortoise Pipeline & Energy Fund, Inc.	600	12,672
BlackRock Corporate High Yield Fund, Inc.	1,150	12,558
Cohen & Steers Total Return Realty Fund, Inc.	1,000	12,320
Duff & Phelps Global Utility Income Fund, Inc.	750	12,195
Eaton Vance Tax-Managed Buy-Write Income Fund	700	11,403
Total Closed-End Funds
(Cost $496,341)		543,054

SHORT-TERM INVESTMENTS† - 0.1%
Goldman Sachs Financial Square Treasury Instruments Fund — Institutional Class 0.56%[2]	5,484	5,484
Total Short-Term Investments
(Cost $5,484)		5,484

Total Investments - 98.3%
(Cost $5,321,842)		$5,698,516
Other Assets & Liabilities, net - 1.7%		100,254
Total Net Assets - 100.0%		$5,798,770

†	Value determined based on Level 1 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
DIVERSIFIED INCOME FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Closed-End Funds	$543,054	$—	$—	$543,054
Exchange-Traded Funds	585,914	—	—	585,914
Mutual Funds	4,564,064	—	—	4,564,064
Short Term Investments	5,484	—	—	5,484
Total	$5,698,516	$—	$—	$5,698,516

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $501,825)	$548,538
Investments in affiliated issuers, at value (cost $4,820,017)	5,149,978
Total investments (cost $5,321,842)	5,698,516
Prepaid expenses	102,551
Cash	6,756
Receivables:
Dividends	19,643
Investment adviser	6,086
Total assets	5,833,552

Liabilities:
Payable for:
Securities purchased	19,713
Direct shareholders expense	6,770
Transfer agent/maintenance fees	4,892
Custodian fees	1,324
Trustees’ fees*	1,220
Distribution and service fees	164
Fund shares redeemed	2
Miscellaneous	697
Total liabilities	34,782
Net assets	$5,798,770

Net assets consist of:
Paid in capital	$5,398,213
Undistributed net investment income	8,151
Accumulated net realized gain on investments	15,732
Net unrealized appreciation on investments	376,674
Net assets	$5,798,770

A-Class:
Net assets	$144,283
Capital shares outstanding	5,330
Net asset value per share	$27.07
Maximum offering price per share (Net asset value divided by 96.00%)	$28.20

C-Class:
Net assets	$129,749
Capital shares outstanding	4,796
Net asset value per share	$27.05

P-Class:
Net assets	$115,214
Capital shares outstanding	4,257
Net asset value per share	$27.06

Institutional Class:
Net assets	$5,409,524
Capital shares outstanding	199,838
Net asset value per share	$27.07

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends from securities of affiliated issuers	$85,003
Dividends from securities of unaffiliated issuers (net of foreign withholding tax of $32)	48,127
Interest	49
Total investment income	133,179

Expenses:
Management fees	21,126
Transfer agent/maintenance fees
A-Class	181
C-Class	236
P-Class	202
Institutional Class	4,007
Distribution and service fees:
A-Class	174
C-Class	604
P-Class	140
Fund accounting/administration fees	12,465
Professional fees	6,937
Registration fees	6,443
Trustees’ fees*	3,491
Insurance expense	3,476
Line of credit fees	891
Miscellaneous	1,618
Total expenses	61,991
Less:
Expenses waived by Adviser:	(38,597)
Expenses reimbursed by Adviser:
A-Class	(213)
C-Class	(268)
P-Class	(197)
Institutional Class	(3,932)
Total waived/reimbursed expenses	(43,207)
Net expenses	18,784
Net investment income	114,395

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	17,614
Investments in affiliated issuers	35,751
Net realized gain	53,365
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(6,788)
Investments in affiliated issuers	21,487
Net change in unrealized appreciation (depreciation)	14,699
Net realized and unrealized gain	68,064
Net increase in net assets resulting from operations	$182,459

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016[a]
Increase (Decrease) in Net Assets from Operations:
Net investment income	$114,395	$159,987
Net realized gain on investments	53,365	50,887
Net change in unrealized appreciation (depreciation) on investments	14,699	361,975
Net increase in net assets resulting from operations	182,459	572,849

Distributions to shareholders from:
Net investment income
A-Class	(2,777)	(3,059)
C-Class	(1,944)	(2,279)
P-Class	(2,253)	(2,744)
Institutional Class	(112,891)	(136,669)
Net realized gains
A-Class	(2,257)	—
C-Class	(1,912)	—
P-Class	(1,799)	—
Institutional Class	(84,531)	—
Total distributions to shareholders	(210,364)	(144,751)

Capital share transactions:
Proceeds from sale of shares
A-Class	7,750	119,796
C-Class	8,902	107,000
P-Class	450	100,100
Institutional Class	—	4,700,000
Distributions reinvested
A-Class	5,034	3,059
C-Class	3,856	2,279
P-Class	4,052	2,744
Institutional Class	197,422	136,669
Cost of shares redeemed
A-Class	(35)	(91)
C-Class	(300)	—
P-Class	(110)	—
Net increase from capital share transactions	227,021	5,171,556
Net increase in net assets	199,116	5,599,654

Net assets:
Beginning of year	5,599,654	—
End of year	$5,798,770	$5,599,654
Undistributed net investment income at end of year	$8,151	$13,621

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Period Ended September 30, 2016[a]
Capital share activity:
Shares sold
A-Class	291	4,757
C-Class	330	4,260
P-Class	17	4,004
Institutional Class	—	188,000
Shares issued from reinvestment of distributions
A-Class	171	116
C-Class	131	87
P-Class	137	104
Institutional Class	6,641	5,197
Shares redeemed
A-Class	(1)	(4)
C-Class	(12)	—
P-Class	(5)	—
Net increase in shares	7,700	206,521

[a]	Since commencement of operations: January 29, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$27.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.52	.76
Net gain (loss) on investments (realized and unrealized)	.31	2.03
Total from investment operations	.83	2.79
Less distributions from:
Net investment income	(.44)	(.67)
Net realized gains	(.44)	—
Total distributions	(.88)	(.67)
Net asset value, end of period	$27.07	$27.12

Total Return[d]	3.13%	11.29%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$144	$132
Ratios to average net assets:
Net investment income (loss)	3.85%	4.35%
Total expenses[e]	2.51%	3.31%
Net expenses[f,g]	0.88%	0.77%
Portfolio turnover rate	34%	83%

C-Class	Period Ended March 31, 2017[a]	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$27.11	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.45	.63
Net gain (loss) on investments (realized and unrealized)	.28	2.03
Total from investment operations	.73	2.66
Less distributions from:
Net investment income	(.35)	(.55)
Net realized gains	(.44)	—
Total distributions	(.79)	(.55)
Net asset value, end of period	$27.05	$27.11

Total Return[d]	2.74%	10.74%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$130	$118
Ratios to average net assets:
Net investment income (loss)	3.09%	3.58%
Total expenses[e]	3.39%	4.05%
Net expenses[f,g]	1.63%	1.52%
Portfolio turnover rate	34%	83%

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$27.11	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.48	.74
Net gain (loss) on investments (realized and unrealized)	.35	2.05
Total from investment operations	.83	2.79
Less distributions from:
Net investment income	(.44)	(.68)
Net realized gains	(.44)	—
Total distributions	(.88)	(.68)
Net asset value, end of period	$27.06	$27.11

Total Return[d]	3.17%	11.27%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$115	$111
Ratios to average net assets:
Net investment income (loss)	3.84%	4.32%
Total expenses[e]	2.61%	3.21%
Net expenses[f,g]	0.88%	0.80%
Portfolio turnover rate	34%	83%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

DIVERSIFIED INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Period Ended September 30, 2016[b]
Per Share Data
Net asset value, beginning of period	$27.11	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.55	.79
Net gain (loss) on investments (realized and unrealized)	.32	2.04
Total from investment operations	.87	2.83
Less distributions from:
Net investment income	(.47)	(.72)
Net realized gains	(.44)	—
Total distributions	(.91)	(.72)
Net asset value, end of period	$27.07	$27.11

Total Return[d]	3.28%	11.44%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$5,410	$5,238
Ratios to average net assets:
Net investment income (loss)	4.09%	4.57%
Total expenses[e]	2.15%	2.93%
Net expenses[f,g]	0.63%	0.54%
Portfolio turnover rate	34%	83%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: January 29, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fund waivers. Excluding these expenses, the net expense ratios for the years would be:

	03/31/17	09/30/16
A-Class	0.85%	0.76%
C-Class	1.60%	1.52%
P-Class	0.85%	0.79%
Institutional Class	0.60%	0.54%

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2017

HIGH YIELD FUND

OBJECTIVE: Seeks high current income. Capital appreciation is a secondary objective.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	0.1%
AA	0.1%
A	0.2%
BBB	6.1%
BB	37.6%
B	39.1%
CCC	7.3%
CC	0.4%
NR2	1.8%
Total	92.7%
Other Instruments	7.3%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:
A-Class	August 5, 1996
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Vector Group Ltd.	1.9%
Kennedy-Wilson, Inc.	1.6%
Eldorado Gold Corp.	1.4%
CCO Holdings LLC / CCO Holdings Capital Corp.	1.4%
LBC Tank Terminals Holding Netherlands BV	1.3%
American Midstream Partners Limited Partnership / American Midstream Finance Corp.	1.2%
SPDR Bloomberg Barclays High Yield Bond ETF	1.1%
Jefferies Finance LLC / JFIN Company-Issuer Corp.	1.1%
WMG Acquisition Corp.	1.0%
Unit Corp.	1.0%
Top Ten Total	13.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
HIGH YIELD FUND

	Shares		Value

COMMON STOCKS† - 0.9%

Energy - 0.4%
SandRidge Energy, Inc.*		51,923	$960,056
Titan Energy LLC*,1		17,186	312,785
Approach Resources, Inc.*		51,060	128,161
Stallion Oilfield Holdings Ltd.*,†††		8,257	5,161
Total Energy			1,406,163

Technology - 0.3%
Aspect Software Parent, Inc.*,†††,1		64,681	968,308
Total Technology			968,308

Consumer, Cyclical - 0.2%
Metro-Goldwyn-Mayer, Inc.*,††		7,040	686,400

Communications - 0.0%
Cengage Learning Acquisitions, Inc.*,††		2,107	25,811

Consumer, Non-cyclical - 0.0%
Targus Group International Equity, Inc*,†††,1		13,240	19,330
Crimson Wine Group Ltd.*		8	80
Total Consumer, Non-cyclical			19,410

Diversified - 0.0%
Leucadia National Corp.		81	2,106

Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1		1,044,540	80

Total Common Stocks
(Cost $4,555,278)			3,108,278

PREFERRED STOCKS†† - 1.1%
Financial - 0.5%
Morgan Stanley 6.38%†,2,3		46,000	1,272,360
Aspen Insurance Holdings Ltd. 5.95%[2,3]		19,965	538,256
Total Financial			1,810,616

Industrial - 0.5%
Seaspan Corp. 6.38% due 04/30/19[1]		60,625	1,521,688
U.S. Shipping Corp.*,1		14,718	14,718
Total Industrial			1,536,406

Communications - 0.1%
Medianews Group, Inc.*		11,074	276,850
Total Preferred Stocks
(Cost $3,707,846)			3,623,872

WARRANTS†† - 0.0%**
Comstock Resources, Inc.
$0.01, 09/06/18		9,075	83,671
SandRidge Energy, Inc.
$41.34, 10/04/22†		488	493
SandRidge Energy, Inc.
$42.03, 10/04/22†		205	205
Total Warrants
(Cost $108,149)			84,369

EXCHANGE-TRADED FUNDS† - 1.5%
SPDR Bloomberg Barclays High Yield Bond ETF		102,000	3,766,860
SPDR Bloomberg Barclays Short Term High Yield Bond ETF		44,814	1,252,999
Total Exchange-Traded Funds
(Cost $4,897,711)			5,019,859

SHORT-TERM INVESTMENTS† - 4.8%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.50%[4]		16,104,881	16,104,881
Total Short-Term Investments
(Cost $16,104,881)			16,104,881

	Face Amount[10]

CORPORATE BONDS†† - 77.8%
Communications - 16.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13% due 05/01/27		$4,550,000	4,572,749
5.88% due 04/01/24		1,000,000	1,055,000
5.25% due 09/30/22		1,000,000	1,037,500
DISH DBS Corp.
7.75% due 07/01/26		2,575,000	2,993,437
5.88% due 11/15/24		2,400,000	2,520,600
SFR Group S.A.
7.38% due 05/01/26[6]		2,250,000	2,317,500
6.00% due 05/15/22[6]		1,875,000	1,942,969
6.25% due 05/15/24[6]		1,000,000	1,006,250
CSC Holdings LLC
6.75% due 11/15/21		2,650,000	2,873,594
5.25% due 06/01/24		1,550,000	1,544,188
5.50% due 04/15/27[6]		550,000	558,938
T-Mobile USA, Inc.
6.25% due 04/01/21		1,600,000	1,650,000
6.73% due 04/28/22		1,450,000	1,500,170
6.63% due 04/28/21		1,250,000	1,291,875
6.13% due 01/15/22		500,000	528,125
Sprint Communications, Inc.
9.00% due 11/15/18[6]		1,800,000	1,959,750
7.00% due 03/01/20[6]		1,375,000	1,498,750
MDC Partners, Inc.
6.50% due 05/01/24[6]		3,350,000	3,195,063
Inmarsat Finance plc
4.88% due 05/15/22[6]		2,550,000	2,524,500
Virgin Media Secured Finance plc
5.00% due 04/15/27	GBP	1,600,000	2,027,313

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
HIGH YIELD FUND

	Face Amount[10]		Value

5.25% due 01/15/26[6]		$250,000	$251,250
Cengage Learning, Inc.
9.50% due 06/15/24[6]		2,350,000	2,103,250
Sirius XM Radio, Inc.
5.38% due 07/15/26[6]		1,350,000	1,380,375
5.38% due 04/15/25[6]		675,000	690,863
Altice Financing S.A.
6.63% due 02/15/23[6]		1,700,000	1,769,700
Sprint Spectrum Company LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC
3.36% due 09/20/21[6]		1,700,000	1,695,750
EIG Investors Corp.
10.88% due 02/01/24		1,450,000	1,540,625
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[6]		925,000	975,690
Comcast Corp.
3.20% due 07/15/36		1,000,000	887,473
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/24[6]		900,000	870,750
Anixter, Inc.
5.50% due 03/01/23		650,000	674,375
Ziggo Secured Finance BV
5.50% due 01/15/27[6]		650,000	649,935
Level 3 Financing, Inc.
5.25% due 03/15/26		550,000	552,750
Match Group, Inc.
6.38% due 06/01/24		500,000	540,935
Sirius XM Canada Holdings, Inc.
5.63% due 04/23/21[6]	CAD	500,000	376,922
Total Communications			53,558,914

Financial - 11.7%
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[6]		3,600,000	3,636,000
7.50% due 04/15/21[6]		1,900,000	1,916,625
6.88% due 04/15/22[6]		400,000	382,000
Kennedy-Wilson, Inc.
5.88% due 04/01/24		5,050,000	5,176,250
FBM Finance, Inc.
8.25% due 08/15/21[6]		2,877,000	3,049,620
Citigroup, Inc.
6.25%[2,3]		1,400,000	1,510,250
6.30%[2,3]		700,000	729,750
5.95%[2,3]		600,000	624,756
American Equity Investment Life Holding Co.
6.63% due 07/15/21		2,650,000	2,749,375
NFP Corp.
9.00% due 07/15/21[6]		2,400,000	2,536,440
Greystar Real Estate Partners LLC
8.25% due 12/01/22[6]		1,869,000	2,016,184
Lincoln Finance Ltd.
7.38% due 04/15/21[6]		1,700,000	1,802,000
GEO Group, Inc.
5.88% due 10/15/24		925,000	945,812
6.00% due 04/15/26		800,000	810,179
NewStar Financial, Inc.
7.25% due 05/01/20		1,350,000	1,373,625
Garfunkelux Holding Co. 3 S.A.
8.50% due 11/01/22	GBP	700,000	934,269
Capital One Financial Corp.
3.75% due 07/28/26		900,000	871,540
Goldman Sachs Group, Inc.
5.30%[2,3]		850,000	865,938
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22		800,000	812,000
PNC Financial Services Group, Inc.
5.00%[2,3]		750,000	746,250
Bank of America Corp.
6.10%[2,3]		700,000	741,650
Cabot Financial Luxembourg S.A.
7.50% due 10/01/23	GBP	550,000	724,591
Wilton Re Finance LLC
5.88% due 03/30/33[2,6]		650,000	662,188
M&T Bank Corp.
5.13%[2,3]		600,000	597,000
Hospitality Properties Trust
4.95% due 02/15/27		500,000	513,407
EPR Properties
5.75% due 08/15/22		450,000	488,005
HUB International Ltd.
9.25% due 02/15/21[6]		450,000	464,310
Compass Bank
3.88% due 04/10/25		450,000	441,737
Majid AL Futtaim Holding
7.13%[3]		300,000	316,560
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[6]		300,000	300,750
Quicken Loans, Inc.
5.75% due 05/01/25[6]		250,000	245,625
Lock AS
7.00% due 08/15/21	EUR	50,000	56,145
Total Financial			39,040,831

Energy - 10.9%
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21		3,850,000	3,927,000
Unit Corp.
6.63% due 05/15/21		3,475,000	3,422,874
Comstock Resources, Inc.
10.00% due 03/15/20		3,300,000	3,300,000
Sabine Pass Liquefaction LLC
6.25% due 03/15/22		1,861,000	2,065,301
5.00% due 03/15/27		600,000	627,202
CONSOL Energy, Inc.
8.00% due 04/01/23		1,300,000	1,366,625

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
HIGH YIELD FUND

	Face Amount[10]	Value

5.88% due 04/15/22	$1,050,000	$1,038,188
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/25[6]	1,150,000	1,069,500
9.38% due 05/01/20	650,000	612,755
6.38% due 06/15/23	650,000	498,875
Exterran Energy Solutions Limited Partnership / EES Finance Corp.
8.13% due 05/01/25	1,975,000	2,014,500
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24	1,650,000	1,720,125
Gibson Energy, Inc.
5.25% due 07/15/24[6]	2,250,000	1,691,920
Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
6.63% due 12/01/21	1,090,000	817,500
8.00% due 12/01/20	965,000	733,400
QEP Resources, Inc.
5.25% due 05/01/23	850,000	833,332
6.88% due 03/01/21	650,000	690,625
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	1,350,000	1,407,375
Pattern Energy Group, Inc.
5.88% due 02/01/24[6]	1,375,000	1,392,187
Antero Resources Corp.
5.63% due 06/01/23	1,000,000	1,022,500
5.13% due 12/01/22	300,000	303,938
TerraForm Power Operating LLC
6.38% due 02/01/23[6,7]	1,250,000	1,298,438
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[8]	1,750,000	1,050,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.75% due 04/15/25	1,000,000	995,000
Crestwood Midstream Partners Limited Partnership / Crestwood Midstream Finance Corp.
5.75% due 04/01/25	700,000	714,875
FTS International, Inc.
8.63% due 06/15/20[2,6]	700,000	709,625
Trinidad Drilling Ltd.
6.63% due 02/15/25[6]	625,000	624,219
Whiting Petroleum Corp.
5.75% due 03/15/21	250,000	247,500
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[5,8]	217,167	24,974
SandRidge Energy, Inc.
7.50% due 03/15/21[1]	250,000	25
SemGroup, LP
8.75% due 11/15/15†††,1	1,300,000	1
Total Energy		36,220,379

Consumer, Non-cyclical - 10.1%
Vector Group Ltd.
6.13% due 02/01/25[6]	6,250,000	6,382,812
Valeant Pharmaceuticals International, Inc.
7.00% due 03/15/24[6]	2,050,000	2,103,812
6.50% due 03/15/22[6]	1,050,000	1,080,188
Post Holdings, Inc.
5.50% due 03/01/25[6]	2,700,000	2,713,500
Midas Intermediate Holdco II LLC / Midas Intermediate Holdco II Finance, Inc.
7.88% due 10/01/22[6]	2,477,000	2,557,503
WEX, Inc.
4.75% due 02/01/23[6]	2,200,000	2,164,157
Tenet Healthcare Corp.
7.50% due 01/01/22	1,850,000	1,998,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]	1,950,000	1,901,250
HCA, Inc.
6.50% due 02/15/20	1,000,000	1,094,380
5.88% due 02/15/26	750,000	791,250
Bumble Bee Holdco SCA
9.63% due 03/15/18[6]	1,724,000	1,672,280
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/21[6]	1,470,000	1,481,025
Central Garden & Pet Co.
6.13% due 11/15/23	1,350,000	1,424,250
Halyard Health, Inc.
6.25% due 10/15/22	1,300,000	1,339,000
AMN Healthcare, Inc.
5.13% due 10/01/24[6]	950,000	959,500
Nielsen Company Luxembourg SARL
5.00% due 02/01/25[6]	900,000	896,625
Albertsons Cos. LLC / Safeway Inc. / New Albertson’s Inc / Albertson’s LLC
6.63% due 06/15/24	750,000	766,875
Acadia Healthcare Company, Inc.
6.50% due 03/01/24	600,000	631,500
US Foods, Inc.
5.88% due 06/15/24[6]	600,000	622,500
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[6]	520,000	551,200
DaVita, Inc.
5.00% due 05/01/25	450,000	451,125
Total Consumer, Non-cyclical		33,582,732

Consumer, Cyclical - 7.9%
WMG Acquisition Corp.
6.75% due 04/15/22[6]	3,300,000	3,469,125
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.75% due 06/15/23	2,600,000	2,444,000
6.50% due 05/01/21	700,000	665,000
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[6]	3,000,000	3,048,750

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
HIGH YIELD FUND

	Face Amount[10]		Value

Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22[5]		$3,125,000	$2,953,125
Nathan’s Famous, Inc.
10.00% due 03/15/20[6]		2,200,000	2,365,000
L Brands, Inc.
6.75% due 07/01/36		1,050,000	1,000,440
7.60% due 07/15/37		700,000	686,000
6.88% due 11/01/35		175,000	168,875
AMC Entertainment Holdings, Inc.
6.13% due 05/15/27		1,100,000	1,109,625
5.88% due 11/15/26		500,000	505,625
Seminole Hard Rock Entertainment Inc. / Seminole Hard Rock International LLC
5.88% due 05/15/21[6]		1,400,000	1,421,000
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27		1,100,000	1,083,500
5.75% due 03/01/25		100,000	98,500
NPC International Incorporated / NPC Quality Burgers Inc / NPC Operating Company B Inc
10.50% due 01/15/20		1,129,000	1,163,999
TVL Finance PLC
8.50% due 05/15/23	GBP	700,000	964,418
Reliance Intermediate Holdings, LP
6.50% due 04/01/23[6]		825,000	878,625
Carrols Restaurant Group, Inc.
8.00% due 05/01/22		650,000	693,875
Suburban Propane Partners, LP / Suburban Energy Finance Corp.
5.50% due 06/01/24		650,000	640,250
Group 1 Automotive, Inc.
5.25% due 12/15/23[6]		550,000	555,500
QVC, Inc.
4.85% due 04/01/24		400,000	402,398
Total Consumer, Cyclical			26,317,630

Industrial - 7.2%
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[6]		3,175,000	3,405,188
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[5,6]		3,225,000	3,386,249
Novelis Corp.
5.88% due 09/30/26[6]		2,600,000	2,655,250
6.25% due 08/15/24[6]		500,000	521,250
Amsted Industries, Inc.
5.38% due 09/15/24[6]		2,275,000	2,280,688
BWAY Holding Co.
5.50% due 04/15/24[6]		1,650,000	1,663,415
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Luxembourg
5.75% due 10/15/20		800,000	823,007
4.52% due 07/15/21[2,6]		550,000	562,722
6.88% due 02/15/21		259,254	266,384
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.25% due 09/15/22[6]		900,000	909,000
7.25% due 05/15/24[6]		375,000	401,250
Quintiles IMS, Inc.
3.25% due 03/15/25	EUR	1,150,000	1,215,395
Summit Materials LLC / Summit Materials Finance Corp.
8.50% due 04/15/22		1,050,000	1,155,000
Standard Industries, Inc.
5.50% due 02/15/23[5,6]		700,000	715,750
5.00% due 02/15/27[6]		300,000	294,000
Ardagh Packaging Finance PLC
6.75% due 05/15/24	EUR	850,000	993,747
Levi Strauss & Co.
3.38% due 03/15/27	EUR	750,000	801,539
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC
5.13% due 07/15/23[6]		700,000	719,250
Infor US, Inc.
5.75% due 05/15/22	EUR	550,000	606,127
LMI Aerospace, Inc.
7.38% due 07/15/19		436,000	452,350
Moog, Inc.
5.25% due 12/01/22[6]		200,000	205,000
Total Industrial			24,032,561

Technology - 5.0%
First Data Corp.
5.75% due 01/15/24[5,6]		2,350,000	2,424,025
5.00% due 01/15/24[6]		1,750,000	1,780,625
7.00% due 12/01/23[6]		350,000	375,375
Micron Technology, Inc.
5.25% due 08/01/23		1,950,000	1,998,750
7.50% due 09/15/23[6]		1,760,000	1,964,600
NCR Corp.
6.38% due 12/15/23[5]		2,350,000	2,473,375
5.88% due 12/15/21		750,000	781,875
Epicor Software
9.40% due 06/21/23†††,1		2,000,000	1,954,000
Open Text Corp.
5.88% due 06/01/26[6]		1,250,000	1,309,375
Infor US, Inc.
6.50% due 05/15/22		600,000	616,560
Oracle Corp.
3.85% due 07/15/36[5]		550,000	537,393
Microsoft Corp.
4.20% due 11/03/35[5]		450,000	471,788
Total Technology			16,687,741

Basic Materials - 4.2%
Eldorado Gold Corp.
6.13% due 12/15/20[6]		4,700,000	4,817,500
Alcoa Nederland Holding B.V.
7.00% due 09/30/26[6]		2,475,000	2,697,750
6.75% due 09/30/24[6]		1,100,000	1,179,750

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
HIGH YIELD FUND

	Face Amount[10]		Value

Constellium N.V.
7.88% due 04/01/21[6]		$2,200,000	$2,348,500
GCP Applied Technologies, Inc.
9.50% due 02/01/23[6]		1,180,000	1,339,300
PQ Corp.
6.75% due 11/15/22[6]		800,000	852,000
Yamana Gold, Inc.
4.95% due 07/15/24		625,000	628,125
Mirabela Nickel Ltd.
2.38% due 06/24/19[1]		278,115	19,468
1.00% due 09/10/44†††,1		5,561	—
Total Basic Materials			13,882,393

Utilities - 4.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]		4,090,000	4,243,865
Terraform Global Operating LLC
9.75% due 08/15/22[6]		3,000,000	3,363,750
AES Corp.
6.00% due 05/15/26		2,900,000	3,001,500
4.88% due 05/15/23		350,000	348,250
AmeriGas Partners Limited Partnership / AmeriGas Finance Corp.
5.50% due 05/20/25		1,500,000	1,488,750
5.75% due 05/20/27		1,250,000	1,234,063
Total Utilities			13,680,178

Diversified - 0.6%
HRG Group, Inc.
7.88% due 07/15/19		1,885,000	1,950,975
Total Corporate Bonds
(Cost $254,610,429)			258,954,334

SENIOR FLOATING RATE INTERESTS††,2 - 28.5%
Consumer, Cyclical - 5.8%
Men’s Wearhouse
4.53% due 06/18/21		1,576,348	1,494,897
Sears Holdings Corp.
5.50% due 06/30/18		1,446,898	1,427,451
Leslie’s Poolmart, Inc.
4.77% due 08/16/23		1,246,867	1,250,608
BC Equity Ventures LLC
7.50% due 08/31/22		1,215,813	1,225,697
Sky Bet
5.50% due 02/25/22	GBP	950,000	1,201,338
Fitness International LLC
5.40% due 07/01/20		1,155,019	1,168,013
Equinox Holdings, Inc.
4.25% due 03/08/24		1,050,000	1,057,550
BBB Industries, LLC
6.00% due 11/03/21		1,050,000	1,050,662
Smart & Final Stores LLC
4.58% due 11/15/22		1,000,000	981,250
CH Hold Corp.
4.00% due 02/01/24		954,545	960,511
Mavis Tire
6.25% due 11/02/20†††,1		933,375	923,955
Greektown Holdings LLC
3.75% due 03/20/24		900,000	899,442
Talbots, Inc.
5.50% due 03/19/20		1,005,031	896,488
Belk, Inc.
5.76% due 12/12/22		965,890	813,415
Navistar Inc.
5.00% due 08/07/20		790,000	797,900
Blue Nile, Inc.
7.50% due 02/17/23		775,000	759,500
Accuride Corp.
8.15% due 11/17/23		573,563	569,978
National Vision, Inc.
6.75% due 03/11/22		450,000	435,938
4.00% due 03/12/21		99,743	99,660
Advantage Sales & Marketing LLC
3.86% due 07/25/19†††,1		440,000	413,700
Station Casinos LLC
3.45% due 06/08/23		400,000	400,100
Alexander Mann Solutions Ltd.
5.90% due 12/20/19		401,363	393,335
Acosta, Inc.
3.82% due 09/26/19†††,1		155,556	145,252
Total Consumer, Cyclical			19,366,640

Technology - 5.8%
Solera LLC
4.25% due 03/03/23		1,341,253	1,346,470
5.41% due 03/03/21†††,1		1,000,000	889,615
Verisure Cayman 2
3.00% due 10/21/22	EUR	1,400,000	1,496,326
3.75% due 10/21/22	EUR	500,000	536,557
EIG Investors Corp.
6.04% due 02/09/23		1,428,141	1,437,666
Advanced Computer Software
10.56% due 01/31/23[1]		800,000	727,336
6.56% due 03/18/22		539,000	521,483
TIBCO Software, Inc.
5.50% due 12/04/20		1,227,590	1,239,608
Active Network LLC
6.00% due 11/13/20		1,205,153	1,206,659
Planview, Inc. (PHNTM Holdings, Inc.)
6.25% due 01/27/23†††,1		1,200,000	1,182,000
Cypress Intermediate Holdings III, Inc.
4.00% due 03/31/24		1,150,000	1,130,450
GTT Communications, Inc.
5.00% due 01/09/24		1,097,250	1,110,966
Infor (US), Inc.
3.75% due 02/01/22	EUR	950,000	1,019,884
Sparta Holding Corp.
6.65% due 07/28/20†††,1		859,551	854,787
Kronos, Inc.
5.03% due 11/01/23		847,875	852,208
Go Daddy Operating Company LLC
3.41% due 02/15/24		708,559	709,182
Aspect Software, Inc.
11.28% due 05/25/20		664,618	663,787

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
HIGH YIELD FUND

	Face Amount[10]	Value

Masergy Holdings, Inc.
5.50% due 12/15/23	$648,375	$652,427
Diebold, Inc.
5.38% due 11/06/23	556,500	564,324
Cypress Holdings
7.75% due 03/31/25	400,000	391,656
Oberthur Technologies of America Corp.
3.75% due 01/10/24	381,579	383,964
GlobalLogic Holdings, Inc.
5.65% due 06/20/22	277,002	277,694
Total Technology		19,195,049

Consumer, Non-cyclical - 5.4%
CTI Foods Holding Co. LLC
4.65% due 06/29/20	1,550,000	1,534,499
8.40% due 06/28/21	590,000	531,000
Albertson’s LLC
3.98% due 08/25/21	1,364,072	1,369,650
Change Healthcare Holdings, Inc.
3.75% due 03/01/24	1,150,000	1,151,438
American Tire Distributors, Inc.
5.25% due 09/01/21	1,131,244	1,132,658
Give and Go Prepared Foods Corp.
6.65% due 07/29/23	1,089,824	1,100,723
ADMI Corp.
4.80% due 04/29/22	1,000,000	1,008,130
IHC Holding Corp.
7.02% due 04/30/21†††,1	837,250	828,704
7.25% due 04/30/21†††,1	159,200	158,961
Reddy Ice Holdings, Inc.
6.75% due 05/01/19	972,899	951,009
Project Ruby Ultimate Parent Corp.
4.75% due 02/09/24	900,000	902,628
Lineage Logistics LLC
4.50% due 04/07/21	829,411	828,897
ABB Concise Optical Group LLC
6.13% due 06/15/23	796,000	802,965
Pinnacle Foods Finance LLC
2.81% due 02/02/24	798,000	800,809
Arctic Glacier Group Holdings, Inc.
5.25% due 03/20/24	775,000	781,781
Halyard Health
3.73% due 11/01/21	675,000	680,488
JBS USA Lux SA
3.29% due 10/30/22	650,000	652,035
American Seafoods
6.02% due 08/19/21[1]	555,628	556,784
Sterigenics-Norion Holdings
4.00% due 05/16/22	550,000	547,855
PT Intermediate Holdings III LLC
7.50% due 06/23/22†††,1	497,500	497,500
NES Global Talent
6.54% due 10/03/19[1]	477,708	429,938
Pelican Products, Inc.
9.40% due 04/09/21	300,000	297,000
Quorum Business Solutions
5.75% due 08/06/21[1]	215,050	203,222
PT Intermediate Holdings III, LLC
7.50% due 06/23/22[1]	110,000	108,900
8.13% due 06/23/22†††,1	32,917	29,928
Packaging Coordinators Midco, Inc.
6.14% due 07/01/21†††,1	115,385	103,118
Targus Group International, Inc.
due 05/24/16†††,1,9	153,489	—
Total Consumer, Non-cyclical		17,990,620

Industrial - 3.8%
Advanced Integration Technology LP
6.50% due 07/22/21	1,525,500	1,535,033
VC GB Holdings, Inc.
4.75% due 02/28/24	1,250,000	1,256,249
Milacron LLC
3.98% due 09/28/23	1,197,000	1,202,243
CareCore National LLC
5.50% due 03/05/21	1,147,348	1,150,216
ProAmpac PG Borrower LLC
5.06% due 11/20/23	650,000	654,550
9.56% due 11/18/24	350,000	354,813
SRS Distribution, Inc.
9.79% due 02/24/23	950,000	983,250
American Bath Group LLC
6.40% due 09/30/23	947,796	954,120
Bioplan USA, Inc.
5.75% due 09/23/21	845,685	829,829
ILPEA Parent, Inc.
6.50% due 03/02/23	650,000	647,563
USIC Holding, Inc.
5.17% due 12/08/23	523,688	526,306
Hardware Holdings LLC
7.68% due 03/30/20†††,1	526,500	515,970
Avis Budget Car Rental LLC
3.15% due 03/15/22	498,750	499,373
CPM Holdings, Inc.
5.25% due 04/11/22	492,500	498,656
BWAY Holding Co.
3.25% due 04/03/24	400,000	398,752
Wencor Group
4.48% due 06/19/19[1]	233,846	219,666
Hunter Defense Technologies
7.01% due 08/05/19[1]	228,333	205,500
Mast Global
7.75% due 09/12/19†††,1	143,917	143,323
NANA Development Corp.
8.00% due 03/15/18[1]	22,222	21,667
Total Industrial		12,597,079

Utilities - 2.8%
Viva Alamo LLC
5.30% due 02/22/21	2,295,378	2,180,610
Moss Creek Resources LLC
9.00% due 03/29/22[1]	1,350,000	1,329,426
Invenergy Thermal Operating I, LLC
6.65% due 10/19/22	1,012,536	972,034
Panda Power

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
HIGH YIELD FUND

	Face Amount[10]	Value

7.65% due 08/21/20	$980,667	$962,279
Dynegy, Inc.
4.25% due 06/27/23	900,000	901,737
Exgen Texas Power LLC
5.90% due 09/18/21	1,338,306	868,226
MRP Generation Holding
8.15% due 10/18/22	721,375	716,866
Panda Temple II Power
7.25% due 04/03/19	604,632	523,763
Terraform AP Acquisition Holdings LLC
5.65% due 06/26/22	491,080	494,764
Stonewall
6.65% due 11/15/21	400,000	389,000
Total Utilities		9,338,705

Financial - 2.0%
National Financial Partners Corp.
4.65% due 01/08/24	1,546,125	1,561,587
Americold Realty Operating Partnership, LP
4.75% due 12/01/22	1,486,269	1,500,210
LPL Holdings, Inc.
3.77% due 03/11/24	1,000,000	1,000,630
Acrisure LLC
5.90% due 11/22/23	963,492	977,944
York Risk Services
4.90% due 10/01/21[1]	733,125	712,048
American Stock Transfer & Trust
5.75% due 06/26/20	554,148	552,762
Integro Parent, Inc.
6.80% due 10/28/22	444,503	444,503
Total Financial		6,749,684

Communications - 1.9%
Sprint Communications, Inc.
3.50% due 02/02/24	1,600,000	1,598,863
Ziggo Secured Finance BV
3.41% due 04/15/25	1,100,000	1,098,163
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	991,314	943,295
Neustar, Inc.
3.25% due 09/02/19	450,000	455,436
4.75% due 03/01/24	250,000	252,813
Altice US Finance I Corp.
2.25% due 07/15/25	650,000	648,986
Anaren, Inc.
9.40% due 08/18/21[1]	500,000	486,875
Houghton Mifflin Co.
4.00% due 05/31/21	498,731	458,832
MergerMarket Ltd.
4.56% due 02/04/21	291,000	290,273
Charter Communications Operating, LLC
3.23% due 01/15/24	149,623	150,268
Total Communications		6,383,804

Energy - 0.6%
Veresen Midstream LP
4.50% due 03/31/22	735,000	741,431
Cactus Wellhead
7.15% due 07/31/20	687,449	653,420
PSS Companies
5.65% due 01/28/20[1]	531,357	425,086
Associated Asphalt Partners LLC
6.25% due 03/29/24	300,000	301,125
Total Energy		2,121,062

Basic Materials - 0.4%
Zep, Inc.
5.00% due 06/27/22	985,000	997,312
PQ Corp.
5.29% due 11/04/22	347,379	350,916
Total Basic Materials		1,348,228
Total Senior Floating Rate Interests
(Cost $95,335,103)		95,090,871

ASSET-BACKED SECURITIES†† - 2.6%
Collateralized Loan Obligations - 2.6%
OCP CLO Ltd.
2014-6A, 5.97% due 07/17/26[2,6]	1,500,000	1,433,238
2014-6A, 4.67% due 07/17/26[2,6]	1,000,000	999,242
2013-4A, 6.04% due 10/24/25[2,6]	500,000	474,625
Catamaran CLO Ltd.
2014-1A, 5.53% due 04/20/26[2,6]	750,000	692,444
WhiteHorse X Ltd.
2015-10A, 6.32% due 04/17/27[2,6]	750,000	680,211
WhiteHorse VII Ltd.
2013-1A, 5.85% due 11/24/25[2,6]	600,000	561,131
Eaton Vance CLO Ltd.
2014-1A, 6.05% due 07/15/26[2,6]	600,000	560,982
Longfellow Place CLO Ltd.
2013-1A, 6.77% due 01/15/24[2,6]	500,000	495,935
THL Credit Wind River CLO Ltd.
2014-2A, 6.27% due 07/15/26[2,6]	500,000	480,085
KVK CLO Ltd.
2015-1A, 6.80% due 05/20/27[2,6]	500,000	475,137
Regatta IV Funding Ltd.
2014-1A, 5.99% due 07/25/26[2,6]	500,000	470,457
Jamestown CLO III Ltd.
2013-3A, 5.62% due 01/15/26[2,6]	500,000	466,435
NewMark Capital Funding CLO Ltd.
2014-2A, 5.80% due 06/30/26[2,6]	500,000	463,082
MP CLO V Ltd.
2014-1A, 6.92% due 07/18/26[2,6]	250,000	230,003
Shackleton CLO
2014-6A, 6.77% due 07/17/26[2,6]	250,000	210,430
Total Collateralized Loan Obligations		8,693,437

Collateralized Debt Obligations - 0.0%
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[2,6]	60,322	59,593
Total Asset-Backed Securities
(Cost $7,434,673)		8,753,030

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
HIGH YIELD FUND

	Face Amount[10]	Value

SENIOR FIXED RATE INTERESTS†† - 0.4%
Consumer, Non-cyclical - 0.2%
Hanger, Inc.
11.50% due 08/01/19	$575,000	$579,312
Targus International LLC
7.50% due 12/31/19†††,1	61,827	86,453
Total Consumer, Non-cyclical		665,765

Financial - 0.2%
Magic Newco, LLC
12.00% due 06/12/19	500,000	523,750
Total Senior Fixed Rate Interests
(Cost $1,160,527)		1,189,515

Total Investments - 117.6%
(Cost $387,914,597)		$391,929,009
Other Assets & Liabilities, net - (17.6)%		(58,733,214)
Total Net Assets - 100.0%		$333,195,795

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Appreciation/(Depreciation)
Morgan Stanley	(948,000)	EUR	04/11/17	$1,023,353	$1,011,785	$11,568
J.P. Morgan	(2,768,000)	CAD	04/11/17	2,069,293	2,081,802	(12,509)
Bank of America	(5,943,000)	EUR	04/11/17	6,300,572	6,342,870	(42,298)
Barclays	(4,755,000)	GBP	04/11/17	5,798,709	5,958,934	(160,225)
						$(203,464)

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[3]	Perpetual maturity.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.
[5]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2)illiquid or restricted securities is $24,974 (cost $139,296), or 0.00% of total net assets.

[6]
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $163,976,345 (cost $159,244,475), or 49.2% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[7]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is rate effective as of March 31, 2017.
[8]	Security is in default of interest and/or principal obligations.
[9]	Security with no rate was unsettled at March 31, 2017.
[10]	The face amount is denominated in U.S. dollars unless otherwise noted.
plc — Public Limited Company
REIT — Real Estate Investment Trust
CAD — Canadian Dollar
EUR — Euro
GBP — British Pound

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
HIGH YIELD FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$8,753,030	$—	$—	$8,753,030
Common Stocks	1,403,188	712,211	—	992,879	3,108,278
Corporate Bonds	—	257,000,333	—	1,954,001	258,954,334
Currency Contracts	—	—	11,568	—	11,568
Exchange-Traded Funds	5,019,859	—	—	—	5,019,859
Preferred Stocks	1,272,360	2,351,512	—	—	3,623,872
Senior Fixed Rate Interests	—	1,103,062	—	86,453	1,189,515
Senior Floating Rate Interests	—	88,404,058	—	6,686,813	95,090,871
Short Term Investments	16,104,881	—	—	—	16,104,881
Warrants	698	83,671	—	—	84,369
Total	$23,800,986	$358,407,877	$11,568	$9,720,146	$391,940,577

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Currency Contracts	$—	$—	$215,032	$—	$215,032
Unfunded Loan Commitments	—	—	512,339	260,325	772,664
Total	$—	$—	$727,371	$260,325	$987,696

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of March 31, 2017, High Yield Fund had securities with the total value of $4,727,265 transfer out of Level 3 into Level 2 and securities with a total value of $1,075,364 transfer out of Level 2 into Level 3 due to changes in securities’ valuation methods using observable market input. There were no other transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 03/31/17	Valuation Technique	Unobservable Inputs	Input Values
Common Stocks	$968,308	Enterprise Value	Valuation Multiple	7.0	x
Common Stocks	19,330	Enterprise Value	Valuation Multiple	6.4	x
Common Stocks	5,161	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Common Stocks	80	Model Price	Liquidation value	—
Corporate Bonds	1,954,001	Model Price	Market Comparable Yields	8.7%
Senior Fixed Rate Interests	86,453	Enterprise Value	Valuation Multiple	6.4	x
Senior Floating Rate Interests	4,001,178	Model Price	Purchase Price	—
Senior Floating Rate Interests	1,182,000	Model Price	Trade Price	—
Senior Floating Rate Interests	987,665	Model Price	Market Comparable Yields	5.7%
Senior Floating Rate Interests	515,970	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Total	$9,720,146

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
HIGH YIELD FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests	Senior Fixed Rate Interests	Corporate Bonds	Common Stocks	Preferred Stocks	Total
HIGH YIELD FUND
Assets:
Beginning Balance	$5,940,635	$80,401	$4,465,758	$1,029,981	$27,596	$11,544,371
Purchases	2,878,535	4,328	—	33,552	—	2,916,415
Sales, maturities and paydowns	(1,082,901)	—	—	—	—	(1,082,901)
Corporate actions	—	—	—	427,339	—	427,339
Total realized gains or losses included in earnings	(11,889)	—	—	—	—	(11,889)
Total change in unrealized gains or losses included in earnings	77,045	1,724	—	(500,057)	—	(421,288)
Transfers into Level 3	1,073,300	—	—	2,064	—	1,075,364
Transfers out of Level 3	(2,187,912)	—	(2,511,757)	—	(27,596)	(4,727,265)
Ending Balance	$6,686,813	$86,453	$1,954,001	$992,879	$—	$9,720,146
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$49,131	$2,506	$(2,883)	$(500,057)	$—	$(451,303)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

HIGH YIELD FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $387,914,597)	$391,929,009
Foreign currency, at value (cost $739)	739
Cash	424,747
Prepaid expenses	65,508
Unrealized appreciation of forward foreign currency exchange contracts	11,568
Receivables:
Securities sold	13,379,370
Interest	4,931,201
Fund shares sold	1,630,026
Foreign taxes reclaim	16,460
Dividends	7,425
Total assets	412,396,053

Liabilities:
Reverse Repurchase Agreements	60,538,766
Unfunded loan commitments, at value (Note 9) (proceeds $1,371,197)	772,664
Unrealized depreciation on forward foreign currency exchange contracts	215,032
Payable for:
Securities purchased	15,930,550
Fund shares redeemed	1,016,500
Management fees	186,930
Interest from reverse repurchase agreements	57,688
Transfer agent/maintenance fees	53,174
Distribution and service fees	51,398
Fund accounting/administration fees	23,140
Trustees’ fees*	3,286
Miscellaneous	351,130
Total liabilities	79,200,258
Commitments and Contingent Liabilities (Note 14)	—
Net assets	$333,195,795

Net assets consist of:
Paid in capital	$331,217,515
Accumulated net investment loss	(297,614)
Accumulated net realized loss on investments	(2,141,930)
Net unrealized appreciation on investments	4,417,824
Net assets	$333,195,795

A-Class:
Net assets	$116,420,740
Capital shares outstanding	10,222,316
Net asset value per share	$11.39
Maximum offering price per share (Net asset value divided by 96.00%)	$11.86

C-Class:
Net assets	$28,531,340
Capital shares outstanding	2,484,320
Net asset value per share	$11.48

P-Class:
Net assets	$14,531,880
Capital shares outstanding	1,275,202
Net asset value per share	$11.40

Institutional Class:
Net assets	$173,711,835
Capital shares outstanding	18,705,052
Net asset value per share	$9.29

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Interest	$10,720,364
Dividends	197,756
Total investment income	10,918,120

Expenses:
Management fees	968,645
Transfer agent/maintenance fees
A-Class	39,354
C-Class	15,271
P-Class	2,771
Institutional Class	29,294
Distribution and service fees:
A-Class	123,354
C-Class	138,173
P-Class	8,756
Fund accounting/administration fees	121,506
Interest expense	159,878
Line of credit fees	26,142
Custodian fees	8,175
Trustees’ fees*	5,026
Miscellaneous	58,967
Total expenses	1,705,312
Less:
Expenses waived by Adviser:	(883)
Expenses reimbursed by Adviser:
P-Class	(968)
Institutional Class	(407)
Total waived/reimbursed expenses	(2,258)
Net expenses	1,703,054
Net investment income	9,215,066

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$2,108,789
Foreign currency	64,098
Forward foreign currency exchange contracts	842,016
Net realized gain	3,014,903
Net change in unrealized appreciation (depreciation) on:
Investments	2,820,782
Foreign currency	12,524
Forward foreign currency exchange contracts	(287,104)
Net change in unrealized appreciation (depreciation)	2,546,202
Net realized and unrealized gain	5,561,105
Net increase in net assets resulting from operations	$14,776,171

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$9,215,066	$13,635,030
Net realized gain (loss) on investments	3,014,903	(3,898,866)
Net change in unrealized appreciation (depreciation) on investments	2,546,202	16,190,861
Net increase in net assets resulting from operations	14,776,171	25,927,025

Distributions to shareholders from:
Net investment income
A-Class	(3,007,683)	(5,021,892)
C-Class	(742,757)	(1,046,425)
P-Class	(212,534)	(86,534)
Institutional Class	(5,512,657)	(8,343,089)
Total distributions to shareholders	(9,475,631)	(14,497,940)

Capital share transactions:
Proceeds from sale of shares
A-Class	40,939,875	38,862,308
C-Class	4,585,346	15,767,122
P-Class	12,970,485	3,039,848
Institutional Class	116,351,694	132,721,401
Redemption fees collected
A-Class	12,722	58,517
C-Class	3,763	11,173
P-Class	930	214
Institutional Class	23,913	67,613
Distributions reinvested
A-Class	2,659,156	4,590,806
C-Class	598,289	831,218
P-Class	212,534	86,534
Institutional Class	4,586,471	7,079,015
Cost of shares redeemed
A-Class	(16,012,210)	(32,283,621)
C-Class	(4,146,789)	(4,511,046)
P-Class	(1,905,868)	(161,209)
Institutional Class	(91,981,388)	(80,676,896)
Net increase from capital share transactions	68,898,923	85,482,997
Net increase in net assets	74,199,463	96,912,082

Net assets:
Beginning of period	258,996,332	162,084,250
End of period	$333,195,795	$258,996,332
Accumulated net investment loss at end of period	$(297,614)	$(37,049)

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	3,608,251	3,698,743
C-Class	402,046	1,482,332
P-Class	1,140,473	290,517
Institutional Class	12,596,388	15,474,086
Shares issued from reinvestment of distributions
A-Class	235,038	431,226
C-Class	52,466	77,164
P-Class	18,992	8,117
Institutional Class	497,411	813,446
Shares redeemed
A-Class	(1,418,300)	(3,117,471)
C-Class	(363,654)	(422,663)
P-Class	(168,800)	(14,985)
Institutional Class	(9,966,016)	(9,241,452)
Net increase in shares	6,634,295	9,479,060

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$11.16	$10.79	$12.02	$11.85	$11.95	$11.12
Income (loss) from investment operations:
Net investment income (loss)[c]	.33	.67	.69	.72	.81	.58
Net gain (loss) on investments (realized and unrealized)	.24	.41	(.97)	.27	.27	.84
Total from investment operations	.57	1.08	(.28)	.99	1.08	1.42
Less distributions from:
Net investment income	(.34)	(.72)	(.74)	(.83)	(.90)	(.59)
Net realized gains	—	—	(.22)	—	(.29)	—
Total distributions	(.34)	(.72)	(.96)	(.83)	(1.19)	(.59)
Redemption fees collected	— [d]	.01	.01	.01	.01	— [d]
Net asset value, end of period	$11.39	$11.16	$10.79	$12.02	$11.85	$11.95

Total Return[h]	5.22%	10.71%	(2.40%)	9.18%	9.54%	12.93%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$116,421	$87,045	$73,236	$82,854	$70,451	$64,174
Ratios to average net assets:
Net investment income (loss)	5.93%	6.32%	6.01%	5.91%	6.84%	7.19%
Total expenses[e]	1.28%	1.25%	1.27%	1.32%	1.41%	1.44%
Net expenses[f,i]	1.28%	1.23%	1.20%	1.26%	1.18%	1.17%
Portfolio turnover rate	38%	55%	72%	97%	101%	55%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$11.26	$10.88	$12.12	$11.95	$12.03	$11.20
Income (loss) from investment operations:
Net investment income (loss)[c]	.30	.60	.61	.63	.73	.56
Net gain (loss) on investments (realized and unrealized)	.22	.41	(.98)	.27	.27	.80
Total from investment operations	.52	1.01	(.37)	.90	1.00	1.36
Less distributions from:
Net investment income	(.30)	(.64)	(.66)	(.74)	(.80)	(.53)
Net realized gains	—	—	(.22)	—	(.29)	—
Total distributions	(.30)	(.64)	(.88)	(.74)	(1.09)	(.53)
Redemption fees collected	— [d]	.01	.01	.01	.01	— [d]
Net asset value, end of period	$11.48	$11.26	$10.88	$12.12	$11.95	$12.03

Total Return[h]	4.80%	9.81%	(3.14%)	8.46%	8.69%	12.33%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$28,531	$26,941	$13,671	$14,674	$9,463	$9,054
Ratios to average net assets:
Net investment income (loss)	5.20%	5.52%	5.25%	5.14%	6.10%	6.37%
Total expenses[e]	2.03%	2.01%	2.01%	2.09%	2.17%	2.19%
Net expenses[f,i]	2.03%	1.98%	1.95%	2.01%	1.93%	1.92%
Portfolio turnover rate	38%	55%	72%	97%	101%	55%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$11.17	$10.80	$11.53
Income (loss) from investment operations:
Net investment income (loss)[c]	.34	.67	.27
Net gain (loss) on investments (realized and unrealized)	.25	.42	(.73)
Total from investment operations	.59	1.09	(.46)
Less distributions from:
Net investment income	(.36)	(.72)	(.27)
Total distributions	(.36)	(.72)	(.27)
Redemption fees collected	— [d]	— [d]	— [d]
Net asset value, end of period	$11.40	$11.17	$10.80

Total Return[h]	5.31%	10.74%	(4.06%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,532	$3,178	$10
Ratios to average net assets:
Net investment income (loss)	5.96%	6.20%	5.76%
Total expenses[e]	1.20%	1.17%	3.36%
Net expenses[f,i]	1.18%	1.17%	1.19%
Portfolio turnover rate	38%	55%	72%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

HIGH YIELD FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$9.11	$8.81	$9.87	$9.74	$9.90	$9.26
Income (loss) from investment operations:
Net investment income (loss)[c]	.29	.58	.58	.61	.70	.55
Net gain (loss) on investments (realized and unrealized)	.19	.34	(.79)	.23	.22	.64
Total from investment operations	.48	.92	(.21)	.84	.92	1.19
Less distributions from:
Net investment income	(.30)	(.62)	(.64)	(.72)	(.80)	(.55)
Net realized gains	—	—	(.22)	—	(.29)	—
Total distributions	(.30)	(.62)	(.86)	(.72)	(1.09)	(.55)
Redemption fees collected	— [d]	— [d]	.01	.01	.01	— [d]
Net asset value, end of period	$9.29	$9.11	$8.81	$9.87	$9.74	$9.90

Total Return[h]	5.48%	10.95%	(2.21%)	9.50%	9.97%	13.17%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$173,712	$141,833	$75,167	$36,880	$18,755	$9,974
Ratios to average net assets:
Net investment income (loss)	6.32%	6.58%	6.21%	6.12%	7.12%	7.42%
Total expenses[e]	0.88%	0.95%	0.94%	1.01%	1.01%	1.11%
Net expenses[f,i]	0.88%	0.94%	0.94%	1.01%	0.93%	0.92%
Portfolio turnover rate	38%	55%	72%	97%	101%	55%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December 31 to September 30 in 2012.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Redemption fees collected are less than $0.01 per share.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years would be:

	03/31/17	09/30/16	09/30/15	09/30/14
A-Class	1.16%	1.16%	1.16%	1.16%
C-Class	1.91%	1.91%	1.91%	1.91%
P-Class	1.03%	1.09%	1.16%	—
Institutional Class	0.76%	0.87%	0.91%	0.91%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2017

INVESTMENT GRADE BOND FUND

OBJECTIVE: Seeks to provide current income.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	August 15, 1985
C-Class	May 1, 2000
P-Class	May 1, 2015
Institutional Class	January 29, 2013

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond	7.9%
Anchorage Credit Funding Ltd.	1.2%
Fortress Credit Opportunities III CLO, LP	1.1%
Golub Capital Partners CLO Ltd.	1.1%
LSTAR Securities Investment Ltd.	1.0%
Fortress Credit Opportunities VII CLO Ltd.	1.0%
Catamaran CLO Ltd.	1.0%
Capital Automotive REIT	1.0%
GSAA Trust	0.9%
LSTAR Commercial Mortgage Trust	0.9%
Top Ten Total	17.1%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

FUND PROFILE (Unaudited)(concluded)	March 31, 2017

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	25.2%
AA	20.7%
A	19.6%
BBB	15.5%
BB	2.2%
B	3.8%
CCC	2.2%
CC	0.8%
NR2	8.1%
Total	98.1%
Other Instruments	1.9%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
INVESTMENT GRADE BOND FUND

	Shares	Value

UNIT INVESTMENT TRUST† - 0.0%**

Financial - 0.0%**
Rescap Liquidating Trust*	5,199	$55,629

Total Unit Investment Trust
(Cost $262,501)		55,692

COMMON STOCKS - 0.0%**
Industrial - 0.0%**
Constar International Holdings LLC*,†††,1	68	—

Total Common Stocks
(Cost $—)		—

PREFERRED STOCKS†† - 0.9%
Financial - 0.7%
Woodbourne Capital Trust IV 0.02% †††,2,3,13	950,000	568,357
Woodbourne Capital Trust II 0.02% †††,2,3,13	950,000	568,357
Woodbourne Capital Trust I 0.02% †††,2,3,13	950,000	568,356
Woodbourne Capital Trust III 0.02% †††,2,3,13	950,000	567,693
Total Financial		2,272,763

Industrial - 0.2%
Seaspan Corp. 6.38% due 04/30/19[1]	20,575	516,433
Constar International Holdings LLC*,†††,1	7	—
Total Industrial		516,433
Total Preferred Stocks
(Cost $4,332,729)		2,789,196

SHORT-TERM INVESTMENTS† - 0.9%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.50%[5]	2,651,038	2,651,038
Total Short-Term Investments
(Cost $2,651,038)		2,651,038

	Face Amount[14]

ASSET-BACKED SECURITIES†† - 48.5%
Collateralized Loan Obligations - 36.9%
Golub Capital Partners CLO Ltd.
2016-33A, 3.37% due 11/21/28[2,4]	$3,500,000	3,488,404
2015-25A, 2.83% due 08/05/27[2,4]	1,500,000	1,500,284
2014-21A, 3.49% due 10/25/26[2,4]	600,000	591,381
2013-17A, 4.87% due 10/25/25[2,4]	250,000	250,619
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.96% due 04/28/26[2,4]	4,100,000	4,093,891
2014-3A, 4.26% due 04/28/26[2,4]	300,000	299,997
2014-3A, 3.51% due 04/28/26[2,4]	300,000	298,983
Great Lakes CLO Ltd.
2015-1A, 2.97% due 07/15/26[2,4]	1,000,000	1,003,199
2014-1A, 2.87% due 04/15/25[2,4]	1,000,000	1,001,021
2012-1A, 5.12% due 01/15/23[2,4]	1,000,000	999,939
2012-1A, 3.77% due 01/15/23[2,4]	1,000,000	998,827
2014-1A, 4.72% due 04/15/25[2,4]	250,000	247,172
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 2.86% due 10/15/26[2,4]	2,500,000	2,501,623
2014-5A, 3.66% due 10/15/26[2,4]	1,000,000	999,500
Fortress Credit BSL II Ltd.
2017-2A, 2.80% due 10/19/25[2,4]	2,300,000	2,294,641
2013-2A, 3.27% due 10/19/25[2,4]	1,000,000	1,001,565
KVK CLO Ltd.
2017-1A, 2.84% due 05/15/26[2,4]	1,600,000	1,598,858
2015-1A, 5.05% due 05/20/27[2,4]	1,250,000	1,228,289
2013-1A, due 04/14/25[4,6]	1,000,000	452,958
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 2.98% due 12/15/28[2,4]	3,000,000	3,004,865
Catamaran CLO Ltd.
2016-1A, 3.10% due 12/20/23[2,4]	3,000,000	3,000,833
PFP Ltd.
2017-3, 1.83% due 01/14/35[2,4]	1,750,000	1,754,183
2015-2, 2.93% due 07/14/34[2,4]	1,000,000	999,135
WhiteHorse VI Ltd.
2016-1A, 2.93% due 02/03/25[2,4]	1,500,000	1,498,889
2016-1A, 3.78% due 02/03/25[2,4]	1,000,000	1,000,265
CIFC Funding Ltd.
2015-2A, 3.00% due 12/05/24[2,4]	1,500,000	1,499,629
2015-3A, 3.12% due 10/19/27[2,4]	1,000,000	998,986
Shackleton CLO Ltd.
2016-7A, 2.97% due 04/15/27[2,4]	1,500,000	1,499,928
2015-8A, 3.98% due 10/20/27[2,4]	1,000,000	997,074
OCP CLO Ltd.
2014-6A, 5.97% due 07/17/26[2,4]	1,400,000	1,337,689
2016-11A, 3.43% due 04/26/28[2,4]	1,000,000	999,942
Telos CLO Ltd.
2013-3A, 4.02% due 01/17/24[2,4]	1,250,000	1,250,465
2007-2A, 3.22% due 04/15/22[2,4]	1,100,000	1,071,169
Dryden XXVI Senior Loan Fund
2013-26A, 3.52% due 07/15/25[2,4]	2,250,000	2,250,001
Venture XIX CLO Ltd.
2016-19A, 3.02% due 01/15/27[2,4]	2,100,000	2,099,900
TCP Waterman CLO LLC
2016-1A, 3.18% due 12/15/28[2,4]	1,000,000	1,010,440
2016-1A, 3.43% due 12/15/28[2,4]	1,000,000	999,956
Madison Park Funding XVI Ltd.
2016-16A, 2.93% due 04/20/26[2,4]	2,000,000	2,004,278
FS Senior Funding Ltd.
2015-1A, 2.82% due 05/28/25[2,4]	2,000,000	2,000,100
Northwoods Capital IX Ltd.
2012-9A, 3.27% due 01/18/24[2,4]	2,000,000	1,999,890
Flagship CLO VIII Ltd.
2017-8A, 2.29% due 01/16/26[2,4]	2,000,000	1,995,197
OZLM Funding II Ltd.
2016-2A, 3.64% due 10/30/27[2,4]	2,000,000	1,994,431
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/28[2,4]	2,000,000	1,993,523
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/28[2,4]	2,000,000	1,989,471

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
INVESTMENT GRADE BOND FUND

	Face Amount[14]	Value

NXT Capital CLO LLC
2017-1A, 2.86% due 04/20/29[2,4]	$1,800,000	$1,796,880
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.33% due 10/20/25[2,4]	1,000,000	976,347
2013-7A, 4.48% due 10/20/25[2,4]	600,000	580,541
Venture CLO Ltd.
2013-14A, 3.80% due 08/28/25[2,4]	1,550,000	1,549,717
Cent CLO 20 Ltd.
2014-20A, 3.04% due 01/25/26[2,4]	1,500,000	1,506,540
Oaktree EIF I Ltd.
2016-A1, 3.62% due 10/18/27[2,4]	1,500,000	1,502,477
OZLM IX Ltd.
2017-9A, 2.69% due 01/20/27[2,4]	1,400,000	1,395,681
Grayson CLO Ltd.
2006-1A, 1.44% due 11/01/21[2,4]	1,400,000	1,367,716
WhiteHorse VIII Ltd.
2014-1A, 3.08% due 05/01/26[2,4]	1,100,000	1,102,774
Steele Creek CLO Ltd.
2017-1A, 2.89% due 08/21/26[2,4]	1,100,000	1,099,994
Rockwall CDO II Ltd.
2007-1A, 1.58% due 08/01/24[2,4]	1,100,000	1,091,563
Cerberus Loan Funding XVI, LP
2016-2A, 3.37% due 11/15/27[2,4]	1,000,000	1,009,051
AIMCO CLO Series
2015-AA, 3.32% due 01/15/28[2,4]	1,000,000	1,008,457
Recette CLO LLC
2015-1A, 3.83% due 10/20/27[2,4]	1,000,000	1,006,019
Vibrant CLO Ltd.
2015-1A, 3.12% due 07/17/24[2,4]	1,000,000	1,005,612
AMMC CLO XI Ltd.
2016-11A, 3.89% due 10/30/23[2,4]	1,000,000	1,005,089
AMMC CLO XV Ltd.
2016-15A, 3.01% due 12/09/26[2,4]	1,000,000	1,003,697
Northwoods Capital XIV Ltd.
2017-14A, 2.79% due 11/12/25[2,4]	1,000,000	1,001,137
Fortress Credit Investments IV Ltd.
2015-4A, 2.92% due 07/17/23[2,4]	1,000,000	1,001,108
TICP CLO I Ltd.
2014-1A, 4.03% due 04/26/26[2,4]	1,000,000	1,000,090
Atrium XI
2014-11A, 4.24% due 10/23/25[2,4]	1,000,000	1,000,084
Marathon CLO IV Ltd.
2012-4A, 4.06% due 05/20/23[2,4]	1,000,000	1,000,047
Mountain Hawk I CLO Ltd.
2013-1A, 3.21% due 01/20/24[2,4]	1,000,000	1,000,030
TICP CLO III Ltd.
2014-3A, 3.38% due 01/20/27[2,4]	1,000,000	1,000,000
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.53% due 07/16/26[2,4]	1,000,000	999,949
Figueroa CLO Ltd.
2013-1A, 3.80% due 03/21/24[2,4]	1,000,000	999,920
Nelder Grove CLO Ltd.
2017-1A, 2.80% due 08/28/26[2,4]	1,000,000	999,846
Marea CLO Ltd.
2015-1A, 2.82% due 10/15/23[2,4]	1,000,000	999,785
Betony CLO Ltd.
2016-1A, 2.97% due 04/15/27[2,4]	1,000,000	998,889
KKR CLO Ltd.
2015-12, 3.32% due 07/15/27[2,4]	1,000,000	998,817
Eaton Vance CLO 2014-1 Ltd.
2017-1A, 2.62% due 07/15/26[2,4]	1,000,000	997,583
Babson CLO Ltd.
2012-2A, due 05/15/23[4,6]	1,000,000	594,801
2014-IA, due 07/20/25[4,6]	650,000	402,726
Garrison Funding Ltd.
2016-2A, 4.20% due 09/29/27[2,4]	1,000,000	997,362
Venture XII CLO Ltd.
2017-12A, 2.67% due 02/28/26[2,4]	1,000,000	997,252
Vibrant CLO III Ltd.
2016-3A, 3.08% due 04/20/26[2,4]	1,000,000	996,339
Black Diamond CLO Ltd.
2013-1A, 4.28% due 02/01/23[2,4]	950,000	950,245
Jamestown CLO VI Ltd.
2015-6A, 5.80% due 02/20/27[2,4]	1,000,000	948,468
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,6]	1,000,000	939,141
Saranac CLO II Ltd.
2014-2A, 6.20% due 02/20/25[2,4]	1,000,000	915,000
COA Summit CLO Limited
2014-1A, 3.83% due 04/20/23[2,4]	800,000	799,928
Newstar Trust
2012-2A, 4.28% due 01/20/23[2,4]	750,000	753,336
ACIS CLO Ltd.
2013-1A, 3.97% due 04/18/24[2,4]	500,000	500,994
2013-2A, 4.23% due 10/14/22[2,4]	250,000	249,698
Cerberus Onshore II CLO LLC
2014-1A, 3.72% due 10/15/23[2,4]	500,000	500,256
2014-1A, 3.72% due 10/15/23[2,4]	250,000	249,861
KKR CLO Trust
2012-1A, 4.43% due 12/15/24[2,4]	500,000	500,268
Cent CLO
2014-16A, 3.28% due 08/01/24[2,4]	500,000	500,043
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,6]	500,000	448,500
Eastland CLO Ltd.
2007-1A, 1.43% due 05/01/22[2,4]	450,000	441,851
Halcyon Loan Advisors Funding Ltd.
2012-2A, 5.65% due 12/20/24[2,4]	350,000	350,106
DIVCORE CLO Ltd.
2013-1A, 4.81% due 11/15/32[2,4]	300,000	299,425
ALM XIV Ltd.
2014-14A, 3.99% due 07/28/26[2,4]	250,000	251,000
TICC CLO LLC
2012-1A, 5.68% due 08/25/23[2,4]	250,000	250,111
Gallatin CLO VII Ltd.
2014-1A, 3.92% due 07/15/23[2,4]	250,000	250,013
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.34% due 07/25/25[2,4]	250,000	247,480
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,6]	250,000	126,486
Copper River CLO Ltd.
2007-1A, due 01/20/21[6,13]	700,000	98,415
Total Collateralized Loan Obligations		114,665,935

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
INVESTMENT GRADE BOND FUND

	Face Amount[14]	Value

Transport-Aircraft - 5.1%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	$2,327,280	$2,329,271
2016-1A, 4.88% due 03/17/36[4]	1,350,000	1,356,750
2014-1, 5.13% due 12/15/29[2]	1,140,315	1,138,889
2014-1, 7.38% due 12/15/29[2]	570,157	569,445
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[4]	1,935,343	1,920,828
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[4]	1,278,849	1,305,080
2014-1, 5.25% due 02/15/29	408,039	407,019
2014-1, 7.50% due 02/15/29	161,814	161,814
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[4]	921,977	926,587
2013-1, 6.35% due 10/15/38[4]	184,395	184,395
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42	1,093,840	1,102,712
ECAF I Ltd.
2015-1A, 4.95% due 06/15/40[4]	974,062	943,846
Rise Ltd.
2014-1A, 4.75% due 02/12/39	899,896	895,397
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	851,190	847,999
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	674,906	675,239
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[13]	656,488	650,281
AABS
2013-1 A, 4.88% due 01/10/38	269,222	268,549
Total Transport-Aircraft		15,684,101

Collateralized Debt Obligations - 2.8%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	3,750,000	3,736,329
2016-3A, 3.85% due 10/28/33[4]	1,000,000	1,014,586
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	1,000,000	1,004,802
Putnam Structured Product Funding Ltd.
2003-1A, 1.91% due 10/15/38[2,4]	833,546	756,513
Triaxx Prime CDO Ltd.
2006-2A, 1.05% due 10/02/39[2,4]	698,626	680,835
Highland Park CDO I Ltd.
2006-1A, 1.45% due 11/25/51[2,4]	536,905	498,739
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[2,4]	656,837	469,610
N-Star REL CDO VIII Ltd.
2006-8A, 1.15% due 02/01/41[2,4]	266,698	265,188
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.31% due 11/20/46	181,236	180,218
Total Collateralized Debt Obligations		8,606,820

Net Lease - 1.9%
Capital Automotive REIT
2017-1A, 3.87% due 04/15/47[4]	3,000,000	2,999,130
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[4]	2,878,968	2,752,294
Total Net Lease		5,751,424

Whole Business - 1.4%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[4]	1,940,250	1,969,435
Wendys Funding LLC
2015-1A, 4.50% due 06/15/45[4]	1,477,500	1,438,305
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[4]	849,838	849,926
Total Whole Business		4,257,666

Insurance - 0.2%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	594,000	591,262

Diversified Payment Rights - 0.2%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††	263,657	271,404
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.20% due 07/09/17[2]	208,000	207,525
Total Diversified Payment Rights		478,929
Total Asset-Backed Securities
(Cost $149,288,146)		150,036,137

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 21.5%
Residential Mortgage Backed Securities - 12.6%
LSTAR Securities Investment Ltd.
2016-4, 2.78% due 10/01/21[2,4]	3,033,743	3,009,531
2015-6, 2.78% due 05/01/20[2,4]	1,242,284	1,237,625
2016-3, 2.78% due 09/01/21[2,4]	1,145,562	1,131,133
American Home Mortgage Investment Trust
2007-1, 5.27% due 05/25/47[7]	11,449,277	2,101,166
2006-1, 1.38% due 03/25/46[2]	1,171,258	972,798
GSAA Trust
2005-6, 1.41% due 06/25/35[2]	3,150,000	2,853,714
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21[2,4]	2,814,582	2,789,955
Countrywide Asset-Backed Certificates
2006-6, 1.15% due 09/25/36[2]	2,536,115	2,364,312
LSTAR Securities Investment Trust
2016-2, 2.78% due 03/01/21[2,4]	1,548,272	1,540,530
2015-10, 2.78% due 11/02/20[2,4]	457,968	457,825
GCAT A1,
3.38% due 03/25/47	1,900,000	1,898,183
Banc of America Funding Trust
2015-R4, 0.95% due 01/27/35[2,4]	905,533	849,395
2014-R7, 0.92% due 09/26/36[2,4]	749,043	718,706
Structured Asset Investment Loan Trust
2005-11, 1.34% due 01/25/36[2]	1,606,264	1,452,275
NRPL Trust
2014-2A, 3.75% due 10/25/57[2,4]	778,193	783,747
2015-1A, 3.88% due 11/01/54[4]	495,957	492,773
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[4]	1,275,219	1,272,010
CSMC Series
2015-12R, 1.27% due 11/30/37[2,4]	1,271,818	1,199,455
CIM Trust
2017-2, 2.78% due 12/25/57[2,4]	1,000,000	992,529

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
INVESTMENT GRADE BOND FUND

	Face Amount[14]	Value

VOLT LIV LLC
2017-NPL1, 3.63% due 02/25/47[2,4]	$984,299	$980,845
RALI Series Trust
2006-QO2, 1.20% due 02/25/46[2]	2,176,994	943,732
Bayview Opportunity Master Fund IVb Trust
2017-RN1, 3.60% due 02/28/32[2,4]	944,284	942,903
Luminent Mortgage Trust
2006-2, 1.18% due 02/25/46[2]	1,256,303	933,048
CIT Mortgage Loan Trust
2007-1, 2.43% due 10/25/37[2,4]	944,491	924,779
VOLT XLVIII LLC
2016-NPL8, 3.50% due 07/25/46[4]	896,781	901,624
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[2,4]	897,267	895,981
Deutsche Alt-A Securities Mortgage Loan Trust Series
2007-OA2, 1.41% due 04/25/47[2]	860,001	729,792
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[4]	718,807	724,212
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4]	682,865	686,121
MASTR Adjustable Rate Mortgages Trust
2003-5, 2.75% due 11/25/33[2]	709,184	638,064
American Home Mortgage Assets Trust
2007-1, 1.34% due 02/25/47[2]	1,013,060	587,497
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.48% due 11/25/46[2]	591,797	474,645
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[4]	459,379	459,379
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	201,715	208,067
Nomura Resecuritization Trust
2012-1R, 1.22% due 08/27/47[2,4]	86,057	85,403
Total Residential Mortgage Backed Securities		39,233,754

Commercial Mortgage Backed Securities - 7.6%
Citigroup Commercial Mortgage Trust
2016-GC36, 4.76% due 02/10/49[2]	1,400,000	1,446,196
2016-P5, 4.32% due 10/10/49[2]	1,000,000	951,871
2016-GC37, 1.81% due 04/10/49[2]	3,829,633	455,584
2016-C2, 1.80% due 08/10/49[2]	2,491,336	315,278
2016-P5, 1.56% due 10/10/49[2]	1,993,213	199,503
Cosmopolitan Hotel Trust
2016-CSMO, 3.01% due 11/15/33[2,4]	1,500,000	1,515,917
2016-CSMO, 3.56% due 11/15/33[2,4]	1,000,000	1,013,733
JPMDB Commercial Mortgage Securities Trust
2016-C2, 3.40% due 06/15/49[2]	1,700,000	1,596,602
2016-C2, 1.71% due 06/15/49[2]	8,913,123	896,460
COMM Mortgage Trust
2015-CR26, 4.49% due 10/10/48[2]	1,217,000	1,164,990
2015-CR26, 1.05% due 10/10/48[2]	10,108,034	630,282
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[4]	1,250,000	1,400,194
GS Mortgage Securities Trust
2014-GSFL, 2.66% due 07/15/31[2,4]	1,400,000	1,386,503
SG Commercial Mortgage Securities Trust
2016-C5, 2.03% due 10/10/48[2]	9,940,728	1,269,417
GS Mortgage Securities Corporation Trust
2016-ICE2, 5.16% due 02/15/33[2,4]	1,200,000	1,228,164
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.36% due 01/15/59[2]	6,394,516	537,758
2016-NXS5, 1.57% due 01/15/59[2]	4,954,378	446,420
2016-C37, 1.05% due 12/15/49[2]	3,889,230	238,857
Motel 6 Trust
2015-MTL6, 4.53% due 02/05/30[4]	1,150,000	1,157,841
JP Morgan Chase Commercial Mortgage Securities Trust
2014-CBM, 2.86% due 10/15/29[2,4]	1,000,000	1,004,993
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19, 4.75% due 12/15/46†††,4	1,000,000	998,987
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.81% due 06/15/28[2,4]	1,000,000	965,632
Morgan Stanley Capital I Trust
2016-UB11, 1.68% due 08/15/49[2]	7,728,342	819,232
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.28% due 03/15/50[7]	7,000,000	530,771
LSTAR Commercial Mortgage Trust
2014-2, 4.91% due 01/20/41[2,4]	500,000	503,254
CFCRE Commercial Mortgage Trust
2016-C3, 1.09% due 01/10/48[2]	5,944,475	424,462
CD Mortgage Trust
2016-CD1, 1.44% due 08/10/49[2]	2,589,512	251,208
GreenPoint Mortgage Funding Trust
2007-AR1, 1.06% due 02/25/47[2]	11	11
Total Commercial Mortgage Backed Securities		23,350,120

Military Housing - 1.3%
GMAC Commercial Mortgage Asset Corp.
2003-PRES, 6.24% due 10/10/41[4]	1,398,824	1,596,636
2007-HCKM, 6.11% due 08/10/52†††,13	1,512,383	1,532,365
Capmark Military Housing Trust
2007-ROBS, 6.06% due 10/10/52[13]	480,599	482,324
2007-AETC, 5.75% due 02/10/52[13]	335,203	327,641
Total Military Housing		3,938,966
Total Collateralized Mortgage Obligations
(Cost $66,412,786)		66,522,840

CORPORATE BONDS†† - 11.1%
Financial - 6.2%
Bank of America Corp.
6.50% due 12/31/49[2,3]	2,400,000	2,619,000
6.30% due 12/31/49[2,3]	350,000	380,625
6.10% due 03/12/49[2,3]	250,000	264,875
Citigroup, Inc.
5.95% due 12/31/49[2,3]	2,400,000	2,499,024
5.90% due 12/31/49[2,3]	500,000	521,875
6.25% due 12/31/49[2,3]	100,000	107,875
American Equity Investment Life Holding Co.
6.63% due 07/15/21	1,458,000	1,512,675

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
INVESTMENT GRADE BOND FUND

	Face Amount[14]	Value

Hospitality Properties Trust
5.25% due 02/15/26	$1,050,000	$1,100,276
4.95% due 02/15/27	400,000	410,726
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[4]	1,274,320	1,199,033
KeyCorp
5.00% due 12/31/49[2,3]	1,150,000	1,138,500
Jefferies Group LLC
4.85% due 01/15/27	900,000	918,707
Aurora Military Housing LLC
6.89% due 01/15/47†††,4	750,000	844,756
JPMorgan Chase & Co.
6.00% due 12/31/49[2,3]	800,000	834,240
Infinity Property & Casualty Corp.
5.00% due 09/19/22	700,000	739,295
Voya Financial, Inc.
5.65% due 05/15/53[2]	700,000	712,250
AmTrust Financial Services, Inc.
6.13% due 08/15/23[1]	652,000	684,172
Wilton Re Finance LLC
5.88% due 03/30/33[2,4]	475,000	483,906
Pacific Northwest Communities LLC
5.91% due 06/15/50[13]	400,000	432,412
GEO Group, Inc.
5.88% due 10/15/24	385,000	393,662
6.00% due 04/15/26	30,000	30,382
BBC Military Housing-Navy Northeast LLC
6.30% due 10/15/49†††,1	415,000	415,579
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[13]	380,442	371,262
ACC Group Housing LLC
6.35% due 07/15/54[13]	300,000	344,935
Wells Fargo & Co.
5.88% due 12/31/49[2,3]	200,000	215,588
Cadence Bank North America
6.25% due 06/28/29[13]	200,000	200,000
TIG Holdings, Inc.
8.60% due 01/15/27[13]	34,000	30,600
Total Financial		19,406,230

Consumer, Non-cyclical - 1.5%
Offutt AFB America First Community LLC
5.46% due 09/01/50[4]	1,920,300	1,828,893
Danone S.A.
2.95% due 11/02/26[4]	1,650,000	1,577,331
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]	1,100,000	1,072,500
Tenet Healthcare Corp.
4.63% due 06/15/20[2]	300,000	301,500
Total Consumer, Non-cyclical		4,780,224

Energy - 1.3%
ConocoPhillips
6.50% due 02/01/39	1,400,000	1,783,092
Buckeye Partners, LP
3.95% due 12/01/26	773,000	757,070
4.35% due 10/15/24	339,000	344,456
Sunoco Logistics Partners Operations, LP
3.90% due 07/15/26	665,000	642,520
Hess Corp.
4.30% due 04/01/27	350,000	343,774
Total Energy		3,870,912

Basic Materials - 1.2%
Yamana Gold, Inc.
4.95% due 07/15/24	1,485,000	1,492,425
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]	1,390,000	1,427,811
BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[2,4]	750,000	848,250
Total Basic Materials		3,768,486

Consumer, Cyclical - 0.4%
Northern Group Housing LLC
6.80% due 08/15/53[13]	600,000	720,318
HP Communities LLC
5.78% due 03/15/46[13]	500,000	534,070
Total Consumer, Cyclical		1,254,388

Technology - 0.2%
Micron Technology, Inc.
7.50% due 09/15/23[4]	510,000	569,288

Diversified - 0.1%
HRG Group, Inc.
7.88% due 07/15/19	435,000	450,225

Utilities - 0.1%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[4]	200,000	207,524

Communications - 0.1%
SFR Group S.A.
6.25% due 05/15/24[4]	200,000	201,250

Industrial - 0.0%**
Constar International, Inc
11.00% due 12/31/17†††,1	4,091	—
Total Corporate Bonds
(Cost $33,967,517)		34,508,527

U.S. GOVERNMENT SECURITIES†† - 8.2%
U.S. Treasury Bond
1.94% due 11/15/44[8,9]	57,711,000	24,466,001
2.88% due 11/15/46	820,000	795,624
Total U.S. Treasury Bond		25,261,625
Total U.S. Government Securities
(Cost $26,991,073)		25,261,625

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
INVESTMENT GRADE BOND FUND

	Face Amount[14]		Value

FEDERAL AGENCY SECURITIES†† - 4..5%
Freddie Mac Strips[11]
due 03/15/31[8]		$2,950,000	$1,844,889
due 09/15/29[8]		2,600,000	1,738,620
due 07/15/32[8]		2,700,000	1,569,518
Total Freddie Mac Strips			5,153,027
Fannie Mae Principal Strips[11]
due 05/15/30[8]		3,150,000	2,041,224
due 05/15/29[8]		1,750,000	1,154,309
due 01/15/30[8]		1,000,000	656,776
Total Fannie Mae Principal Strips			3,852,309
Freddie Mac[11]
due 12/14/29[8]		2,900,000	1,921,307
due 01/02/34[8]		850,000	471,764
6.75% due 03/15/31		287,000	410,717
Total Freddie Mac			2,803,788
Tennessee Valley Authority
5.38% due 04/01/56		600,000	765,348
4.25% due 09/15/65		700,000	734,518
Total Tennessee Valley Authority			1,499,866
Federal Home Loan Bank[12]
5.50% due 07/15/36		500,000	662,397
Total Federal Agency Securities
(Cost $14,728,928)			13,971,387

SENIOR FLOATING RATE INTERESTS††,2 - 4.4%
Technology - 1.2%
Epicor Software
4.75% due 06/01/22		1,572,084	1,573,657
Equinix, Inc.
3.25% due 12/22/23	EUR	1,000,000	1,075,653
Compucom Systems, Inc.
4.25% due 05/11/20		702,678	583,222
EIG Investors Corp.
6.04% due 02/09/23		443,216	446,172
Total Technology			3,678,704

Communications - 1.0%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		1,589,866	1,512,853
Internet Brands
4.75% due 07/08/21		619,118	622,154
MergerMarket Ltd.
4.56% due 02/04/21		582,000	580,545
Proquest LLC
5.25% due 10/24/21		492,409	499,179
Total Communications			3,214,731

Utilities - 0.6%
TPF II Power LLC
due 10/02/23[10]		1,271,642	1,275,774
The Dayton Power and Light Co.
4.24% due 08/24/22		698,250	702,614
Total Utilities			1,978,388

Consumer, Non-cyclical - 0.6%
Packaging Coordinators Midco, Inc.
5.00% due 06/30/23		696,500	693,456
5.25% due 09/01/21		521,013	521,664
DJO Finance LLC
4.25% due 06/08/20		496,222	479,370
MPH Acquisition Holdings LLC
4.90% due 06/07/23		144,352	146,105
NES Global Talent
6.54% due 10/03/19[1]		118,969	107,072
Total Consumer, Non-cyclical			1,947,667

Industrial - 0.5%
Travelport Finance Luxembourg Sarl
4.29% due 09/02/21		1,302,187	1,310,872
CareCore National LLC
5.50% due 03/05/21		121,365	121,669
Total Industrial			1,432,541

Consumer, Cyclical - 0.4%
Petco Animal Supplies, Inc.
4.29% due 01/26/23		1,190,977	1,119,817

Financial - 0.1%
Magic Newco, LLC
5.00% due 12/12/18		240,565	241,267
American Stock Transfer & Trust
5.75% due 06/26/20		94,163	93,928
Total Financial			335,195
Total Senior Floating Rate Interests
(Cost $13,851,312)			13,707,043

MUNICIPAL BONDS†† - 1.5%
California - 0.5%
San Mateo County Community College District General Obligation Unlimited
due 09/01/34[8]		2,000,000	1,047,140
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/39[8]		1,410,000	558,501
Total California			1,605,641

Ohio - 0.4%
American Municipal Power, Inc. Revenue Bonds
8.08% due 02/15/50		980,000	1,510,905

Michigan - 0.4%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39		850,000	1,113,296

Illinois - 0.2%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		500,000	528,780
Total Municipal Bonds
(Cost $4,674,499)			4,758,622

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
INVESTMENT GRADE BOND FUND

	Face Amount[14]	Value

FOREIGN GOVERNMENT BONDS†† - 0.3%
Dominican Republic International Bond
6.85% due 01/27/45[4]	$450,000	$464,625
Kenya Government International Bond
6.88% due 06/24/24[4]	460,000	457,755
Total Foreign Government Bonds
(Cost $907,999)		922,380

COMMERCIAL PAPER†† - 1.6%
Kellogg Co
0.98% due 04/03/17	3,000,000	2,999,836
Western Union Co/The
1.10% due 04/04/17	2,000,000	1,999,817
Total Commercial Paper
(Cost $4,999,653)		4,999,653

	Contracts

OPTIONS PURCHASED† - 0.2%
Call options on:
Bank of America Merrill Lynch June 2017 iShares 20+ Year Treasury Bond ETF, Expiring with strike price of $120.00	1,798	$481,864
Total Options Purchased
(Cost $314,650)		481,864

Total Investments - 103.6%
(Cost $323,382,831)		$320,665,941

OPTIONS WRITTEN† - (0.1)%
Call options on:
Bank of America Merrill Lynch June 2017 iShares 20+ Year Treasury Bond ETF, Expiring with strike price of $123.00	1,798	(260,710)
Total Options Written
(Premiums received $163,618)		(260,710)
Other Assets & Liabilities, net - (3.5)%		(10,795,012)
Total Net Assets - 100.0%		$309,610,219

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.16%	02/13/24	$(6,200,000)	$28,657	$28,657

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Depreciation
Bank of America	(1,020,000)	EUR	04/11/17	$1,081,370	$1,088,630	$(7,260)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
INVESTMENT GRADE BOND FUND

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[3]	Perpetual maturity.
[4]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $188,786,435 (cost $186,941,429), or 61.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Rate indicated is the 7 day yield as of March 31, 2017.
[6]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[7]	Security is an interest-only strip. Rate indicated is effective yield at March 31, 2017.
[8]	Zero coupon rate security.
[9]	Rate indicated is the effective yield at time of purchase.
[10]	Security with no rate was unsettled at March 31, 2017.
[11]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[12]	The issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.
[13]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $7,997,386 (cost $10,324,608), or 2.6% of total net assets — See Note 12.

[14]	The face amount is denominated in U.S. dollars, unless otherwise noted.
REIT — Real Estate Investment Trust
CME — Chicago Mercantile Exchange
EUR — Euro

See Sector Classification in Other Information section.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
INVESTMENT GRADE BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Asset Backed Securities	$—	$149,764,734	$—	$271,404		$150,036,137
Collateralized Mortgage Obligations	—	63,991,488	—	2,531,352		66,522,840
Commercial Paper	—	4,999,653	—	—		4,999,653
Common Stocks	—	—	—	—	**	—	**
Corporate Bonds	—	33,248,191	—	1,260,335		34,508,527
Federal Agency Securities	—	13,971,387	—	—		13,971,387
Foreign Government Bonds	—	922,380	—	—		922,380
Interest Rate Swap Agreements	—	—	28,657	—		28,657
Municipal Bonds	—	4,758,622	—	—		4,758,622
Options Purchased	481,864	—	—	—		481,864
Preferred Stocks	—	516,433	—	2,272,763		2,789,196
Senior Floating Rate Interests	—	13,707,043	—	—		13,707,043
Short Term Investments	2,651,038	—	—	—		2,651,038
Unit Investment Trust	55,629	—	—	—		55,629
U.S. Government Securities	—	25,261,625	—	—		25,261,625
Total	$3,188,531	$311,141,556	$28,657	$6,335,854		$320,694,598

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Currency Contracts	$—	$—	$7,260	$—		$7,260
Options Written	260,710	—	—	—		260,710
Total	$260,710	$—	$7,260	$—		$267,970

*	Other financial instruments include forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.
**	Market value of security is $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of March 31, 2017, Investment Grade Bond Fund had securities with the total value $1,014,089 transfer out of Level 3 into Level 2 due changes in securities’ valuation methods using observable inputs. There were no other transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 03/31/17	Valuation Technique	Unobservable Inputs
Collateralized Mortgage Obligations	$2,531,352	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	1,531,739	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Preferred Stocks	2,272,763	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$6,335,854

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
INVESTMENT GRADE BOND FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Asset Backed Securities	Corporate Bonds	Preferred Stocks	Total
INVESTMENT GRADE BOND
Assets:
Beginning Balance	$—	$1,304,702	$1,384,591	$2,282,127	$4,971,420
Purchases	2,751,144	—	—	—	2,751,144
Sales, maturities and paydowns	(4,817)	(24,375)	—	—	(29,192)
Total realized gains or losses included in earnings	—	—	—	—	—
Total change in unrealized gains or losses included in earnings	(214,975)	5,166	(124,256)	(9,364)	(343,429)
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	—	(1,014,089)	—	—	(1,014,089)
Ending Balance	$2,531,352	$271,404	$1,260,335	$2,272,763	$6,335,854
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$(213,158)	$5,166	$(123,552)	$(9,363)	$(340,907)

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $323,382,831)	$320,665,941
Foreign currency, at value (cost $6,935)	6,935
Segregated cash with broker	167,000
Prepaid expenses	74,025
Unrealized appreciation on swap agreements	28,657
Receivables:
Securities sold	3,468,659
Fund shares sold	305,662
Interest	1,586,045
Total assets	326,302,924

Liabilities:
Reverse Repurchase Agreements	793,350
Options written, at value (premiums received $163,618)	260,710
Segregated cash due to broker	26,640
Unrealized depreciation on forward foreign currency exchange contracts	7,260
Overdraft due to custodian bank	6,713
Payable for:
Securities purchased	14,687,549
Fund shares redeemed	645,085
Management fees	138,938
Distribution and service fees	60,866
Transfer agent/maintenance fees	29,455
Fund accounting/administration fees	20,585
Swap settlement	10,923
Interest from reverse repurchase agreements	14
Miscellaneous	4,617
Total liabilities	16,692,705
Net assets	$309,610,219

Net assets consist of:
Paid in capital	$334,535,632
Accumulated net investment loss	(874,745)
Accumulated net realized loss on investments	(21,258,083)
Net unrealized depreciation on investments	(2,792,585)
Net assets	$309,610,219

A-Class:
Net assets	$164,619,401
Capital shares outstanding	9,010,481
Net asset value per share	$18.27
Maximum offering price per share (Net asset value divided by 96.00%)	$19.03

C-Class:
Net assets	$30,581,804
Capital shares outstanding	1,680,870
Net asset value per share	$18.19

P-Class:
Net assets	$2,177,888
Capital shares outstanding	119,112
Net asset value per share	$18.28

Institutional Class:
Net assets	$112,231,126
Capital shares outstanding	6,151,633
Net asset value per share	$18.24

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

INVESTMENT GRADE BOND FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Interest	$6,452,481
Dividends	80,217
Total investment income	6,532,698

Expenses:
Management fees	800,711
Transfer agent/maintenance fees
A-Class	58,159
C-Class	24,701
P-Class	3,533
Institutional Class	7,539
Distribution and service fees:
A-Class	200,995
C-Class	159,379
P-Class	3,099
Fund accounting/administration fees	118,481
Line of credit fees	26,029
Interest expense	8,200
Custodian fees	6,621
Trustees’ fees*	2,850
Miscellaneous	32,642
Total expenses	1,452,939
Less:
Expenses waived by Adviser:
C-Class	(2,491)
P-Class	(1,976)
Total waived/reimbursed expenses	(4,467)
Net expenses	1,448,472
Net investment income	5,084,226

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$76,746
Swap agreements	3,618
Foreign currency	(26,297)
Forward foreign currency exchange contracts	14,234
Net realized gain	68,301
Net change in unrealized appreciation (depreciation) on:
Investments	(4,537,900)
Swap agreements	28,657
Options purchased	167,214
Options written	(97,092)
Forward foreign currency exchange contracts	(7,260)
Net change in unrealized appreciation (depreciation)	(4,446,381)
Net realized and unrealized loss	(4,378,080)
Net increase in net assets resulting from operations	$706,146

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,084,226	$6,639,023
Net realized gain on investments	68,301	2,098,723
Net change in unrealized appreciation (depreciation) on investments	(4,446,381)	4,628,363
Net increase in net assets resulting from operations	706,146	13,366,109

Distributions to shareholders from:
Net investment income
A-Class	(2,804,145)	(4,978,867)
C-Class	(438,296)	(868,592)
P-Class	(43,607)	(57,008)
Institutional Class	(1,925,711)	(1,157,024)
Total distributions to shareholders	(5,211,759)	(7,061,491)

Capital share transactions:
Proceeds from sale of shares
A-Class	34,823,692	66,630,224
C-Class	3,183,956	19,854,556
P-Class	705,541	3,885,131
Institutional Class	45,033,073	85,970,913
Distributions reinvested
A-Class	2,595,425	4,737,216
C-Class	384,987	761,108
P-Class	43,607	57,008
Institutional Class	1,868,108	893,933
Cost of shares redeemed
A-Class	(29,222,213)	(31,331,066)
C-Class	(8,474,081)	(9,542,796)
P-Class	(1,606,287)	(946,105)
Institutional Class	(16,446,948)	(12,097,691)
Net increase from capital share transactions	32,888,860	128,872,431
Net increase in net assets	28,383,247	135,177,049

Net assets:
Beginning of period	281,226,972	146,049,923
End of period	$309,610,219	$281,226,972
Accumulated net investment loss at end of period	$(874,745)	$(747,212)

Capital share activity:
Shares sold
A-Class	1,907,202	3,676,365
C-Class	175,395	1,100,204
P-Class	38,734	214,391
Institutional Class	2,464,439	4,719,258
Shares issued from reinvestment of distributions
A-Class	142,426	261,551
C-Class	21,213	42,199
P-Class	2,393	3,148
Institutional Class	102,678	48,739
Shares redeemed
A-Class	(1,604,744)	(1,727,722)
C-Class	(466,193)	(529,935)
P-Class	(88,257)	(51,857)
Institutional Class	(904,259)	(661,553)
Net increase in shares	1,791,027	7,094,788

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$18.55	$18.10	$18.50	$17.81	$17.92	$17.41
Income (loss) from investment operations:
Net investment income (loss)[c]	.31	.64	.69	.65	.61	.27
Net gain (loss) on investments (realized and unrealized)	(.27)	.50	(.30)	.83	(.04)	.51
Total from investment operations	.04	1.14	.39	1.48	.57	.78
Less distributions from:
Net investment income	(.32)	(.69)	(.79)	(.79)	(.68)	(.27)
Total distributions	(.32)	(.69)	(.79)	(.79)	(.68)	(.27)
Net asset value, end of period	$18.27	$18.55	$18.10	$18.50	$17.81	$17.92

Total Return[d]	0.22%	6.50%	2.12%	8.47%	3.21%	4.51%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$164,619	$158,932	$115,019	$99,565	$83,642	$98,063
Ratios to average net assets:
Net investment income (loss)	3.40%	3.55%	3.72%	3.55%	3.40%	2.04%
Total expenses[g]	1.02%	1.08%	1.17%	1.19%	1.21%	1.15%
Net expenses[h,i]	1.02%	1.03%	1.07%	1.05%	1.04%	1.00%
Portfolio turnover rate	45%	100%	57%	61%	119%	52%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$18.48	$18.02	$18.42	$17.73	$17.82	$17.31
Income (loss) from investment operations:
Net investment income (loss)[c]	.24	.51	.55	.51	.48	.17
Net gain (loss) on investments (realized and unrealized)	(.28)	.51	(.30)	.83	(.05)	.51
Total from investment operations	(.04)	1.02	.25	1.34	.43	.68
Less distributions from:
Net investment income	(.25)	(.56)	(.65)	(.65)	(.52)	(.17)
Total distributions	(.25)	(.56)	(.65)	(.65)	(.52)	(.17)
Net asset value, end of period	$18.19	$18.48	$18.02	$18.42	$17.73	$17.82

Total Return[d]	(0.20%)	5.78%	1.36%	7.69%	2.42%	3.95%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$30,582	$36,040	$24,111	$20,673	$17,876	$20,929
Ratios to average net assets:
Net investment income (loss)	2.66%	2.81%	3.00%	2.80%	2.65%	1.29%
Total expenses[g]	1.79%	1.90%	1.99%	1.99%	2.03%	1.92%
Net expenses[h,i]	1.77%	1.77%	1.82%	1.80%	1.79%	1.75%
Portfolio turnover rate	45%	100%	57%	61%	119%	52%

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[e]
Per Share Data
Net asset value, beginning of period	$18.57	$18.12	$18.45
Income (loss) from investment operations:
Net investment income (loss)[c]	.31	.59	.25
Net gain (loss) on investments (realized and unrealized)	(.28)	.55	(.26)
Total from investment operations	.03	1.14	(.01)
Less distributions from:
Net investment income	(.32)	(.69)	(.32)
Total distributions	(.32)	(.69)	(.32)
Net asset value, end of period	$18.28	$18.57	$18.12

Total Return[d]	0.17%	6.51%	(0.11%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,178	$3,087	$10
Ratios to average net assets:
Net investment income (loss)	3.43%	3.25%	3.25%
Total expenses[g]	1.16%	0.98%	3.29%
Net expenses[h,i]	1.00%	0.98%	1.09%
Portfolio turnover rate	45%	100%	57%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

INVESTMENT GRADE BOND FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Period Ended September 30, 2013[f]
Per Share Data
Net asset value, beginning of period	$18.53	$18.07	$18.47	$17.80	$18.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.34	.62	.74	.68	.46
Net gain (loss) on investments (realized and unrealized)	(.28)	.58	(.31)	.83	(.21)
Total from investment operations	.06	1.20	.43	1.51	.25
Less distributions from:
Net investment income	(.35)	(.74)	(.83)	(.84)	(.45)
Total distributions	(.35)	(.74)	(.83)	(.84)	(.45)
Net asset value, end of period	$18.24	$18.53	$18.07	$18.47	$17.80

Total Return[d]	0.35%	6.83%	2.37%	8.64%	1.35%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$112,231	$83,168	$6,910	$5,909	$174
Ratios to average net assets:
Net investment income (loss)	3.76%	3.41%	4.01%	3.72%	3.85%
Total expenses[g]	0.65%	0.76%	0.94%	0.88%	1.17%
Net expenses[h,i]	0.66%	0.76%	0.82%	0.78%	0.82%
Portfolio turnover rate	45%	100%	57%	61%	119%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	The Fund changed its fiscal year end from December 31 to September 30 in 2012.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[e]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Since commencement of operations: January 29, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Does not include expenses of the underlying funds in which the Fund invests.
[h]	Net expense information reflects the expense ratios after expense waivers.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years would be:

	03/31/17	09/30/16	09/30/15	09/30/14	09/30/13
A-Class	1.00%	1.00%	1.00%	1.00%	1.02%
C-Class	1.75%	1.74%	1.75%	1.75%	1.77%
P-Class	0.99%	0.97%	1.00%	—	—
Institutional Class	0.64%	0.75%	0.75%	0.75%	0.77%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2017

LIMITED DURATION FUND

OBJECTIVE: Seeks to provide a high level of income consistent with preservation of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	December 16, 2013
C-Class	December 16, 2013
P-Class	May 1, 2015
Institutional Class	December 16, 2013

Ten Largest Holdings (% of Total Net Assets)
Republic of Portugal Government Bond	1.9%
Kingdom of Spain Government Bond	1.8%
Venture XVI CLO Ltd.	1.4%
CIT Mortgage Loan Trust	1.4%
Station Place Securitization Trust	1.4%
Fortress Credit BSL II Ltd.	1.3%
FirstKey Master Funding	1.3%
Fortress Credit Opportunities VII CLO Ltd.	1.2%
Floating Rate Strategies Fund - Institutional Class	1.2%
JP Morgan Mortgage Acquisition Trust	1.1%
Top Ten Total	14.0%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

FUND PROFILE (Unaudited)(concluded)	March 31, 2017

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	27.0%
AA	13.8%
A	14.9%
BBB	16.0%
BB	5.0%
B	6.3%
CCC	0.7%
CC	0.1%
NR2	9.4%
Total	93.2%
Other Instruments	6.8%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
LIMITED DURATION FUND

	Shares	Value

MUTUAL FUNDS† - 3.5%
Guggenheim Floating Rate Strategies Fund - Institutional Class[1]	629,435	$16,415,673
Guggenheim Strategy Fund I1	517,272	12,957,662
Guggenheim Strategy Fund II1	487,233	12,180,825
Guggenheim Strategy Fund III[1]	280,729	7,021,027
Total Mutual Funds
(Cost $48,421,293)		48,575,187

SHORT-TERM INVESTMENTS† - 3.0%
Dreyfus Treasury Securities Cash Management Fund - Institutional Class 0.50%[2]	42,119,763	42,119,763
Total Short-Term Investments
(Cost $42,119,763)		42,119,763

	Face Amount[12]

ASSET-BACKED SECURITIES†† - 46.9%
Collateralized Loan Obligations - 39.2%
Venture XVI CLO Ltd.
2017-16A, 2.27% due 04/15/26[3,4]	$20,000,000	19,999,106
2014-16A, 2.52% due 04/15/26[3,4]	9,200,000	9,200,000
Fortress Credit BSL II Ltd.
2017-2A, 2.30% due 10/19/25[3,4]	19,000,000	18,976,692
2013-2A, 2.52% due 10/19/25[3,4]	5,000,000	5,002,732
2013-2A, 3.27% due 10/19/25[3,4]	1,500,000	1,502,348
Great Lakes CLO Ltd.
2014-1A, 2.87% due 04/15/25[3,4]	10,000,000	10,010,212
2015-1A, 2.97% due 07/15/26[3,4]	5,000,000	5,015,993
2012-1A, 2.85% due 01/15/23[3,4]	4,457,693	4,461,541
2014-1A, 4.72% due 04/15/25[3,4]	250,000	247,172
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.84% due 04/28/26[3,4]	16,000,000	15,979,366
2017-3A, 4.00% due 04/28/26[4]	1,800,000	1,795,388
2014-3A, 3.51% due 04/28/26[3,4]	1,000,000	996,612
CIFC Funding Ltd.
2016-1A, 2.99% due 01/22/27[3,4]	8,500,000	8,500,307
2014-4A, 2.38% due 10/17/26[3,4]	5,000,000	5,004,184
2015-2A, 3.00% due 12/05/24[3,4]	2,000,000	1,999,506
2015-2A, 3.80% due 12/05/24[3,4]	1,990,000	1,993,348
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 2.98% due 12/15/28[3,4]	17,000,000	17,027,565
Golub Capital Partners CLO Ltd.
2016-33A, 3.37% due 11/21/28[3,4]	9,000,000	8,970,180
2015-25A, 2.83% due 08/05/27[3,4]	5,000,000	5,000,945
2015-23A, 3.18% due 05/05/27[3,4]	1,000,000	1,004,050
2015-24A, 4.78% due 02/05/27[3,4]	1,000,000	995,426
2014-21A, 3.49% due 10/25/26[3,4]	500,000	492,817
2014-18A, 4.54% due 04/25/26[3,4]	250,000	249,551
2014-18A, 5.04% due 04/25/26[3,4]	250,000	245,050
TICP 2014-3A AR
2.33% due 01/20/27	13,350,000	13,363,787
TICP CLO III Ltd.
2014-3A, 2.57% due 01/20/27[3,4]	13,350,000	13,350,000
Steele Creek CLO Ltd.
2014-1A, 2.37% due 08/21/26[3,4]	11,300,000	11,285,602
2017-1A, 2.89% due 08/21/26[3,4]	2,000,000	1,999,988
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 3.06% due 10/15/26[3,4]	7,200,000	7,204,997
2017-5A, 3.40% due 10/15/26[4]	4,000,000	4,004,147
2014-5A, 4.56% due 10/15/26[3,4]	1,000,000	999,664
2014-5A, 3.66% due 10/15/26[3,4]	1,000,000	999,500
Carlyle Global Market Strategies CLO Ltd.
2013-2A, 2.17% due 04/18/25[3,4]	9,130,000	9,130,000
2013-4A, 2.49% due 10/15/25[3,4]	2,000,000	2,008,444
PFP Ltd.
2017-3, 1.83% due 01/14/35[3,4]	6,750,000	6,766,132
2015-2, 2.93% due 07/14/34[3,4]	3,000,000	2,997,406
Northwoods Capital X Ltd.
2017-10A, 2.48% due 11/04/25[3,4]	7,500,000	7,504,712
2013-10A, 2.93% due 11/04/25[3,4]	2,250,000	2,249,992
OCP CLO Ltd.
2016-11A, 3.43% due 04/26/28[3,4]	3,750,000	3,749,784
2016-2A, 3.05% due 11/22/25[3,4]	2,000,000	2,017,469
2013-4A, 3.79% due 10/24/25[3,4]	2,000,000	2,000,000
2016-11A, 4.48% due 04/26/28[3,4]	1,500,000	1,499,865
Vibrant CLO III Ltd.
2016-3A, 2.51% due 04/20/26[3,4]	8,800,000	8,781,731
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/28[3,4]	8,000,000	7,957,885
NXT Capital CLO LLC
2017-1A, 2.86% due 04/20/29[3,4]	7,700,000	7,686,651
TICP CLO II Ltd.
2017-2A, 2.70% due 07/20/26[3,4]	7,500,000	7,506,301
Seneca Park CLO Limited
2017-1A, 2.44% due 07/17/26[3,4]	7,500,000	7,504,628
Garrison Funding Ltd.
2015-1A, 2.50% due 05/25/27[3,4]	3,000,000	2,999,924
2016-2A, 3.26% due 09/29/27[3,4]	2,000,000	2,013,403
2015-1A, 3.55% due 05/25/27[3,4]	2,000,000	2,000,202
Flagship CLO VIII Ltd.
2017-8A, 2.29% due 01/16/26[3,4]	6,900,000	6,883,429
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/28[3,4]	6,500,000	6,478,951
KVK CLO Ltd.
2017-1A, 2.84% due 05/15/26[3,4]	5,600,000	5,596,004
2014-2A, 4.02% due 07/15/26[3,4]	500,000	499,973
2013-1A, due 04/14/25[4,5]	750,000	339,719
A Voce CLO Ltd.
2017-1A, 2.31% due 07/15/26[3,4]	6,400,000	6,392,459
Venture XIX CLO Ltd.
2016-19A, 3.02% due 01/15/27[3,4]	6,100,000	6,099,707
Crown Point CLO II Ltd.
2013-2A, 2.95% due 12/31/23[3,4]	6,000,000	5,991,288
Catamaran CLO Ltd.
2016-1A, 3.10% due 12/20/23[3,4]	3,250,000	3,250,901
2014-1A, 3.68% due 04/20/26[3,4]	2,750,000	2,722,859

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
LIMITED DURATION FUND

	Face Amount[12]	Value

Cent CLO Ltd.
2013-19A, 2.37% due 10/29/25[3,4]	$3,850,000	$3,849,442
2014-20A, 2.52% due 01/25/26[3,4]	2,100,000	2,100,862
Regatta V Funding Ltd.
2017-1A, 2.27% due 10/25/26[3,4]	4,900,000	4,899,677
2014-1A, 2.60% due 10/25/26[3,4]	1,000,000	1,000,000
GoldenTree Loan Opportunities VII Ltd.
2013-7A, 2.19% due 04/25/25[3,4]	5,750,000	5,747,500
Northwoods Capital Ltd.
2014-14A, 2.33% due 11/12/25[3,4]	5,700,000	5,703,503
Cent CDO 14 Ltd.
2007-14A, 1.72% due 04/15/21[3,4]	6,000,000	5,638,035
Cent CLO LP
2014-21A, 2.27% due 07/27/26[3,4]	5,500,000	5,497,645
Acis CLO Ltd.
2013-1A, 1.89% due 04/18/24[3,4]	5,500,000	5,461,947
Tuolumne Grove CLO Limited
2017-1A, due 04/25/26[3,4]	5,400,000	5,390,607
Galaxy XVIII CLO Ltd.
2017-18A, 2.32% due 10/15/26[3,4]	5,300,000	5,299,762
Venture XII CLO Ltd.
2017-12A, 2.67% due 02/28/26[3,4]	5,100,000	5,085,987
Voya CLO Ltd.
2013-1A, 3.92% due 04/15/24[3,4]	2,300,000	2,300,007
2015-3A, 7.53% due 10/20/27[3,4]	1,950,000	1,784,821
2015-3A, 3.97% due 10/15/22[3,4]	1,000,000	999,964
OZLM IX Ltd.
2017-9A, 2.69% due 01/20/27[3,4]	5,100,000	5,084,268
Flagship CLO
2014-8A, 2.09% due 01/16/26[3,4]	5,000,000	4,993,321
Symphony CLO XIV Ltd.
2017-14A, 2.86% due 07/14/26[3,4]	4,700,000	4,701,778
Oaktree EIF I Ltd.
2016-A1, 3.62% due 10/18/27[3,4]	4,500,000	4,507,431
Shackleton CLO Ltd.
2016-7A, 2.97% due 04/15/27[3,4]	4,250,000	4,249,797
Cerberus Loan Funding XVI, LP
2016-2A, 3.07% due 11/15/27[3,4]	4,000,000	4,047,680
TCP Waterman CLO LLC
2016-1A, 3.18% due 12/15/28[3,4]	4,000,000	4,041,761
Newstar Commercial Loan Funding LLC
2017-1A, 3.54% due 03/20/27[3,4]	3,000,000	2,999,994
2016-1A, 4.80% due 02/25/28[3,4]	1,000,000	1,002,048
WhiteHorse VI Ltd.
2016-1A, 2.93% due 02/03/25[3,4]	4,000,000	3,997,037
ACIS CLO Ltd.
2014-4A, 2.45% due 05/01/26[3,4]	4,000,000	3,991,274
Vibrant CLO III Ltd.
2016-3A, 3.08% due 04/20/26[3,4]	4,000,000	3,985,356
FS Senior Funding Ltd.
2015-1A, 2.82% due 05/28/25[3,4]	2,000,000	2,000,100
2015-1A, 3.67% due 05/28/25[3,4]	2,000,000	1,979,738
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.01% due 10/10/26[3,4]	2,750,000	2,749,771
2015-6A, 3.81% due 10/10/26[3,4]	1,000,000	995,856
WhiteHorse VIII Ltd.
2014-1A, 2.53% due 05/01/26[3,4]	3,450,000	3,430,893
Flagship VII Ltd.
2017-7A, 2.28% due 01/20/26[3,4]	3,300,000	3,295,943
Northwoods Capital XIV Ltd.
2017-14A, 2.79% due 11/12/25[3,4]	3,000,000	3,003,412
Fifth Street SLF II Ltd.
2015-2A, 2.96% due 09/29/27[3,4]	3,000,000	3,002,656
Cavalry CLO II
2013-2A, 2.37% due 01/17/24[3,4]	3,000,000	3,000,000
RFTI Issuer Ltd.
2015-FL1, 2.66% due 08/15/30[3,4]	2,986,696	2,984,420
Venture XI CLO Ltd.
2015-11A, 2.99% due 11/14/22[3,4]	3,000,000	2,982,256
Black Diamond CLO Ltd.
2012-1A, 2.43% due 02/01/23[3,4]	2,553,578	2,550,232
Atrium XI
2014-11A, 4.24% due 10/23/25[3,4]	2,500,000	2,500,211
Ares XXVI CLO Ltd.
2013-1A, 3.77% due 04/15/25[3,4]	2,500,000	2,499,880
KKR CLO Ltd.
2015-12, 3.32% due 07/15/27[3,4]	2,500,000	2,497,043
AMMC CLO XV Ltd.
2016-15A, 3.01% due 12/09/26[3,4]	2,400,000	2,408,874
Nelder Grove CLO Ltd.
2017-1A, 2.80% due 08/28/26[3,4]	2,400,000	2,399,631
LCM XXII Ltd.
2016-22A, 2.31% due 10/20/28[3,4]	2,300,000	2,300,679
Vibrant CLO Ltd.
2015-1A, 3.12% due 07/17/24[3,4]	2,000,000	2,011,223
Cereberus ICQ Levered LLC
2015-1A, 3.07% due 11/06/25[3,4]	2,000,000	2,004,332
Madison Park Funding XVI Ltd.
2016-16A, 2.93% due 04/20/26[3,4]	2,000,000	2,004,278
KKR CLO Trust
2012-1A, 3.33% due 12/15/24[3,4]	2,000,000	2,000,503
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.53% due 07/16/26[3,4]	2,000,000	1,999,898
Northwoods Capital IX Ltd.
2012-9A, 3.27% due 01/18/24[3,4]	2,000,000	1,999,890
Marea CLO Ltd.
2015-1A, 3.77% due 10/15/23[3,4]	1,000,000	999,965
2015-1A, 2.82% due 10/15/23[3,4]	1,000,000	999,785
OHA Loan Funding Ltd.
2013-1A, 2.49% due 07/23/25[3,4]	2,000,000	1,998,567
Fortress Credit Funding V, LP
2015-5A, 3.69% due 08/15/22[3,4]	2,000,000	1,997,973
Dryden XXIV Senior Loan Fund
2015-24RA, 3.74% due 11/15/23[3,4]	2,000,000	1,995,807
OZLM Funding II Ltd.
2016-2A, 3.64% due 10/30/27[3,4]	2,000,000	1,994,431
Airlie CLO Ltd.
2006-2A, 2.48% due 12/20/20[3,4]	2,000,000	1,977,372
Resource Capital Corp.
2014-CRE2, 3.44% due 04/15/32[3,4]	2,000,000	1,970,032

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
LIMITED DURATION FUND

	Face Amount[12]	Value

Flatiron CLO Ltd.
2017-1A, 2.64% due 07/17/26[3,4]	$1,700,000	$1,694,990
Tralee CLO III Ltd.
2016-3A, 3.03% due 07/20/26[3,4]	1,600,000	1,601,079
Battalion CLO VII Ltd.
2014-7A, 2.62% due 10/17/26[3,4]	1,500,000	1,501,029
Tuolumne Grove CLO Ltd.
2014-1A, 3.14% due 04/25/26[3,4]	1,500,000	1,500,000
Betony CLO Ltd.
2016-1A, 2.97% due 04/15/27[3,4]	1,500,000	1,498,334
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[4,5]	1,500,000	1,408,711
Dryden 30 Senior Loan Fund
2013-30A, 3.89% due 11/15/25[3,4]	1,330,000	1,327,493
Highbridge Loan Management Ltd.
2014-2014, 3.09% due 07/28/25[3,4]	1,250,000	1,249,940
Venture VII CDO Ltd.
2006-7A, 1.26% due 01/20/22[3,4]	1,245,366	1,237,084
Kingsland V Ltd.
2007-5A, 1.82% due 07/14/21[3,4]	1,070,000	1,036,433
CFIP CLO Ltd.
2014-1A, 2.49% due 04/13/25[3,4]	1,000,000	1,003,082
Fortress Credit Investments IV Ltd.
2015-4A, 2.92% due 07/17/23[3,4]	1,000,000	1,001,108
Benefit Street Partners CLO Ltd.
2015-IA, 4.12% due 10/15/25[3,4]	1,000,000	1,001,007
Adirondack Park CLO Ltd.
2013-1A, 4.02% due 04/15/24[3,4]	1,000,000	1,000,797
Anchorage Capital CLO 4 Ltd.
2014-4A, 3.20% due 07/28/26[3,4]	1,000,000	1,000,177
Cent CLO
2014-16A, 3.28% due 08/01/24[3,4]	500,000	500,043
2014-16A, 4.23% due 08/01/24[3,4]	500,000	500,020
Duane Street CLO IV Ltd.
2007-4A, 3.29% due 11/14/21[3,4]	1,000,000	1,000,032
Battalion CLO Ltd.
2007-1A, 3.17% due 07/14/22[3,4]	1,000,000	999,982
Oaktree EIF II Series Ltd.
2014-A2, 3.34% due 11/15/25[3,4]	1,000,000	999,919
Rockwall CDO II Ltd.
2007-1A, 1.58% due 08/01/24[3,4]	1,000,000	992,330
Resource Capital Corp
2015-CRE3, 4.09% due 03/15/32[3,4]	1,000,000	991,564
Madison Park Funding V Ltd.
2007-5A, 2.50% due 02/26/21[3,4]	1,000,000	980,206
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.33% due 10/20/25[3,4]	1,000,000	976,347
Treman Park CLO Ltd.
2015-1A, due 04/20/27[4,5]	1,000,000	897,000
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[4,5]	1,000,000	892,252
Cerberus Onshore II CLO LLC
2014-1A, 3.72% due 10/15/23[3,4]	500,000	500,256
2014-1A, 3.72% due 10/15/23[3,4]	250,000	249,861
2014-1A, 3.02% due 10/15/23[3,4]	138,676	138,696
LMREC, Inc.
2016-CRE2, 2.48% due 11/24/31[3,4]	534,000	532,815
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.04% due 08/15/23[3,4]	500,000	501,597
ALM XIV Ltd.
2014-14A, 4.49% due 07/28/26[3,4]	500,000	501,281
Gallatin CLO VII Ltd.
2014-1A, 3.92% due 07/15/23[3,4]	500,000	500,026
NZCG Funding Ltd.
2015-2A, 3.39% due 04/27/27[3,4]	500,000	499,990
Figueroa CLO Ltd.
2013-1A, 3.80% due 03/21/24[3,4]	500,000	499,960
Telos CLO Ltd.
2013-4A, 3.77% due 07/17/24[3,4]	500,000	498,960
COA Summit CLO Ltd.
2014-1A, 4.88% due 04/20/23[3,4]	500,000	494,898
WhiteHorse IV Ltd.
2007-4A, 2.47% due 01/17/20[3,4]	500,000	492,630
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.34% due 07/25/25[3,4]	250,000	247,480
2014-1A, 5.29% due 07/25/25[3,4]	250,000	239,424
Babson CLO Ltd.
2012-2A, due 05/15/23[4,5]	750,000	446,101
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[4,5]	500,000	252,972
Kingsland IV Ltd.
2007-4A, 2.47% due 04/16/21[3,4]	250,000	241,023
Copper River CLO Ltd.
2007-1A, due 01/20/21[3,5,11]	500,000	70,296
Total Collateralized Loan Obligations		545,103,975

Transport-Aircraft - 2.2%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	6,400,020	6,405,497
2016-1A, 4.88% due 03/17/36[4]	4,770,000	4,793,850
2014-1, 5.13% due 12/15/29[3]	950,262	949,075
2014-1, 7.38% due 12/15/29[3]	380,105	379,630
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[4]	5,115,395	5,220,319
2014-1, 5.25% due 02/15/29	163,216	162,808
2014-1, 7.50% due 02/15/29	161,814	161,814
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42	3,729,000	3,759,246
ECAF I Ltd.
2015-1A, 3.47% due 06/15/40[4]	1,491,867	1,476,949
2015-1A, 5.80% due 06/15/40[4]	879,834	844,640
Harbour Aircraft Investments Ltd.
2016-1A, 4.70% due 07/15/41	1,835,400	1,839,225
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[4]	1,702,381	1,695,997
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[4]	1,349,812	1,350,478
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	864,600	862,439
AABS
2013-1 A, 4.88% due 01/10/38	538,443	537,097

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
LIMITED DURATION FUND

	Face Amount[12]	Value

Rise Ltd.
2014-1A, 4.75% due 02/12/39	$359,958	$358,159
Total Transport-Aircraft		30,797,223

Collateralized Debt Obligations - 2.2%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[4]	10,250,000	10,212,633
2016-3A, 3.85% due 10/28/33[4]	1,500,000	1,521,879
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[4]	4,000,000	4,019,208
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[4]	3,349,867	3,459,499
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[4]	3,000,000	2,956,969
Triaxx Prime CDO Ltd.
2006-2A, 1.05% due 10/02/39[3,4]	2,940,804	2,865,916
Putnam Structured Product Funding Ltd.
2003-1A, 1.91% due 10/15/38[3,4]	2,500,639	2,269,538
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[3,4]	1,449,821	1,432,303
H2 Asset Funding Ltd.
2014-1A, 2.88% due 03/19/37	1,000,000	997,041
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.48% due 11/21/40[3,4]	700,000	686,744
Total Collateralized Debt Obligations		30,421,730

Net Lease - 1.3%
Capital Automotive REIT
2017-1A, 3.87% due 04/15/47[4]	12,200,000	12,196,463
2014-1A, 3.66% due 10/15/44[4]	1,000,000	974,454
Store Master Funding LLC
2012-1A, 5.77% due 08/20/42[4]	3,726,844	3,754,128
2013-1A, 4.16% due 03/20/43[4]	933,635	926,209
Spirit Master Funding LLC
2014-1A, 5.05% due 07/20/40[4]	501,150	507,840
Total Net Lease		18,359,094

Whole Business - 1.2%
Taco Bell Funding LLC
2016-1A, 4.38% due 05/25/46[4]	3,681,500	3,729,220
2016-1A, 4.97% due 05/25/46[4]	3,482,500	3,534,884
DB Master Finance LLC
2015-1A, 3.98% due 02/20/45[4]	3,831,800	3,894,346
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[4]	1,988,333	1,959,421
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[4]	1,699,675	1,699,851
Drug Royalty II Limited Partnership 2
2014-1, 3.48% due 07/15/23[4]	811,167	804,361
Wendys Funding LLC
2015-1A, 4.08% due 06/15/45[4]	768,300	773,433
Miramax LLC
2014-1A, 3.34% due 07/20/26[4]	596,800	592,916
Total Whole Business		16,988,432

Transport-Container - 0.8%
Global SC Finance II SRL
2013-1A, 2.98% due 04/17/28[4]	9,596,458	9,343,271
2013-2A, 3.67% due 11/17/28[4]	1,941,100	1,913,097
Total Transport-Container		11,256,368

Insurance - 0.0%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[4]	594,000	591,262

Automotive - 0.0%
Hertz Vehicle Financing LLC
2016-2A, 4.99% due 03/25/22[4]	477,000	482,313

Diversified Payment Rights - 0.0%
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.30% due 07/10/17[3]	138,820	138,545
Total Asset-Backed Securities
(Cost $652,601,531)		654,138,942

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.2%
Residential Mortgage Backed Securities - 20.5%
FirstKey Master Funding
2017-R1, 1.01% due 11/03/41[3,4]	31,500,000	31,044,014
LSTAR Securities Investment Ltd.
2017-1, 2.78% due 01/01/22[3,4]	9,398,804	9,375,307
2016-4, 2.78% due 10/01/21[3,4]	5,234,651	5,192,873
2015-6, 2.78% due 05/01/20[3,4]	4,450,481	4,433,792
2016-3, 2.78% due 09/01/21[3,4]	3,436,685	3,393,400
CIT Mortgage Loan Trust
2007-1, 2.33% due 10/25/37[3,4]	19,256,482	19,118,695
2007-1, 2.43% due 10/25/37[3,4]	1,518,351	1,486,662
JP Morgan Mortgage Acquisition Trust
2006-HE2, 1.12% due 07/25/36[3]	15,926,146	15,310,033
Bayview Opportunity Master Fund IVb Trust
2017-RN1, 3.60% due 02/28/32[3,4]	7,743,130	7,731,808
2017-NPL1, 3.60% due 01/28/32[4]	4,177,252	4,166,049
LSTAR Securities Investment Trust
2016-2, 2.78% due 03/01/21[3,4]	5,188,803	5,162,859
2016-5, 2.78% due 11/01/21[3,4]	3,133,933	3,118,000
2015-10, 2.78% due 11/02/20[3,4]	2,442,496	2,441,733
Countrywide Asset-Backed Certificates
2006-6, 1.15% due 09/25/36[3]	6,762,973	6,304,829
2006-5, 1.27% due 08/25/36[3]	3,170,441	3,041,922
GCAT
A1, 3.38% due 03/25/47	8,100,000	8,092,256
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21[3,4]	8,152,581	8,081,246
First NLC Trust
2005-4, 1.37% due 02/25/36[3]	8,360,000	7,850,140
VOLT XLVIII LLC
2016-NPL8, 3.50% due 07/25/46[4]	7,622,640	7,663,800
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[4]	5,494,174	5,494,174
2015-2A, 2.88% due 11/25/25[4]	1,034,645	1,034,976
2016-3A, 2.01% due 08/25/26[4]	707,638	703,820

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
LIMITED DURATION FUND

	Face Amount[12]	Value

Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[3,4]	$7,178,140	$7,167,851
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[3,4]	6,870,348	6,913,346
CSMC Series
2015-12R, 1.27% due 11/30/37[3,4]	6,652,586	6,274,074
2014-2R, 0.98% due 02/27/46[3,4]	385,335	361,216
Ellington Loan Acquisition Trust
2007-2, 1.93% due 05/25/37[3,4]	6,005,608	5,999,949
CWABS Incorporated Asset-Backed Certificates Trust
2004-4, 1.70% due 07/25/34[3]	6,261,986	5,930,564
GSMSC Resecuritization Trust
2015-5R, 0.91% due 02/26/37[3,4]	3,256,069	2,895,724
2015-7R, 0.93% due 09/26/37[3,4]	2,982,262	2,821,518
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 1.17% due 12/25/36[3]	5,989,058	5,561,040
LVII Resecuritization Trust
2009-3, 5.30% due 11/27/37[3,4]	5,000,000	5,066,955
CIM Trust
2017-2, 2.78% due 12/25/57[3,4]	5,000,000	4,962,643
Banc of America Funding Trust
2015-R4, 0.95% due 01/27/35[3,4]	5,070,985	4,756,612
VOLT LIV LLC
2017-NPL1, 3.63% due 02/25/47[3,4]	4,183,269	4,168,590
VOLT LI LLC
2016-NP11, 3.50% due 10/25/46[4]	4,096,543	4,126,614
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[4]	4,097,189	4,116,726
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[4]	3,923,751	3,913,878
Bear Stearns Asset Backed Securities I Trust
2006-HE3, 1.34% due 04/25/36[3]	4,000,000	3,792,070
Soundview Home Loan Trust
2005-OPT3, 1.45% due 11/25/35[3]	4,000,000	3,608,082
2003-1, 4.36% due 08/25/31[3]	140,447	137,860
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[4]	3,715,934	3,724,007
VOLT LII LLC
2016-NP12, 3.63% due 11/26/46[4]	3,681,123	3,665,691
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[4]	2,842,532	2,870,326
NRPL Trust
2014-2A, 3.75% due 10/25/57[3,4]	1,485,641	1,496,245
2015-1A, 3.88% due 11/01/54[4]	1,322,552	1,314,063
GCAT LLC
2015-1, 3.63% due 05/26/20[3,4]	2,631,194	2,631,459
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[3,4]	1,980,383	1,985,172
First Franklin Mortgage Loan Trust
2004-FF10, 2.26% due 07/25/34[3]	1,953,097	1,890,513
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[4]	1,881,551	1,888,558
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 1.08% due 04/25/36[3]	2,041,300	1,785,160
Global Mortgage Securitization Ltd.
2005-A, 1.25% due 04/25/32[3,4]	1,795,196	1,699,727
Nomura Resecuritization Trust
2015-4R, 1.66% due 03/26/36[3,4]	1,598,836	1,525,130
2012-1R, 1.22% due 08/27/47[3,4]	129,086	128,105
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[3,4]	1,555,229	1,551,266
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[3,4]	1,531,462	1,523,847
VOLT XXVII LLC
2014-NPL7, 3.38% due 08/27/57[4]	1,503,465	1,501,751
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.36% due 12/25/35[3]	1,500,000	1,398,681
Structured Asset Investment Loan Trust
2005-2, 1.72% due 03/25/35[3]	959,676	917,907
2005-1, 1.70% due 02/25/35[3,4]	479,356	471,170
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[3,4]	1,258,490	1,256,547
Encore Credit Receivables Trust
2005-4, 1.42% due 01/25/36[3]	1,077,390	1,056,047
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[4]	1,006,330	1,013,896
Ocwen Master Advance Receivables Trust
2015-T3, 3.21% due 11/15/47[4]	1,000,000	987,702
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[4]	958,397	954,639
BCAP LLC
2014-RR3, 0.92% due 10/26/36[3,4]	850,144	829,747
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	516,391	532,651
Structured Asset Securities Corporation Mortgage Loan Trust
2007-BC1, 1.11% due 02/25/37[3]	526,474	472,149
First Frankin Mortgage Loan Trust
2006-FF4, 1.17% due 03/25/36[3]	462,268	440,202
GSAMP Trust
2005-HE6, 1.42% due 11/25/35[3]	439,526	432,256
GreenPoint Mortgage Funding Trust
2005-HE4, 1.45% due 07/25/30[3]	286,754	281,857
Accredited Mortgage Loan Trust
2007-1, 1.11% due 02/25/37[3]	226,772	222,051
Morgan Stanley Re-REMIC Trust
2010-R5, 1.60% due 06/26/36[4]	178,455	130,696
Total Residential Mortgage Backed Securities		285,396,918

Commercial Mortgage Backed Securities - 8.1%
Cosmopolitan Hotel Trust
2016-CSMO, 2.31% due 11/15/33[3,4]	10,000,000	10,081,348
2016-CSMO, 3.01% due 11/15/33[3,4]	2,000,000	2,021,223
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[3,4]	10,798,362	10,782,274

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
LIMITED DURATION FUND

	Face Amount[12]	Value

Chicago Skyscraper Trust
2017-SKY, 1.71% due 04/15/30[3,4]	$9,000,000	$9,005,040
GS Mortgage Securities Corporation Trust
2016-ICE2, 4.16% due 02/15/33[3,4]	6,400,000	6,491,790
Wells Fargo Commercial Mortgage Trust
2016-C37, 1.05% due 12/15/49[3]	38,742,713	2,379,384
2016-C32, 1.36% due 01/15/59[3]	23,149,138	1,946,766
2015-LC22, 0.91% due 09/15/58[3]	24,604,779	1,318,363
2017-RB1, 1.45% due 03/15/50[3]	10,000,000	995,000
2016-NXS5, 1.57% due 01/15/59[3]	6,936,129	624,988
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[4]	4,131,000	4,152,117
2015-MTL6, 3.30% due 02/05/30[4]	1,600,000	1,605,270
GS Mortgage Securities Trust
2014-GSFL, 2.66% due 07/15/31[3,4]	3,600,000	3,565,292
2014-GSFL, 3.16% due 07/15/31[3,4]	2,000,000	1,985,510
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.15% due 02/15/50[3]	33,879,632	2,838,940
2016-UB10, 2.01% due 07/15/49[3]	19,388,562	2,322,025
CGGS Commercial Mortgage Trust
2016-RNDA, 4.39% due 02/10/33[4]	5,000,000	5,080,027
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.01% due 10/05/31[3,4]	3,000,000	2,932,010
2014-CBM, 2.86% due 10/15/29[3,4]	1,100,000	1,105,492
2014-FL5, 2.87% due 07/15/31[3,4]	1,000,000	988,925
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% due 12/15/34[3,4]	4,500,000	4,329,014
2015-NRF, 2.21% due 12/15/34[3,4]	366,093	367,539
VSD
2017-PLT1 A, 3.60% due 12/25/43	4,000,000	3,989,888
Americold LLC Trust
2010-ARTA, 7.44% due 01/14/29[4]	3,500,000	3,920,542
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.28% due 03/15/50[3]	48,450,000	3,673,692
Americold 2010 LLC Trust
2010-ARTA, 6.81% due 01/14/29[4]	2,605,000	2,908,228
BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.31% due 06/15/28[3,4]	2,750,000	2,662,114
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C27, 1.04% due 12/15/47[3]	31,483,678	1,941,350
Hyatt Hotel Portfolio Trust
2015-HYT, 3.96% due 11/15/29[3,4]	1,900,000	1,911,291
BXHTL Mortgage Trust
2015-JWRZ, 3.76% due 05/15/29[3,4]	1,775,000	1,783,353
JPMBB Commercial Mortgage Securities Trust
2013-C17, 0.95% due 01/15/47[3]	33,085,137	1,444,881
Citigroup Commercial Mortgage Trust
2016-C2, 1.80% due 08/10/49[3]	6,776,433	857,555
2016-GC37, 1.81% due 04/10/49[3]	3,829,633	455,584
BHMS Mortgage Trust
2014-ATLS, 2.28% due 07/05/33[3,4]	1,300,000	1,302,037
Morgan Stanley Capital I Trust
2015-XLF1, 3.09% due 08/14/31[3,4]	1,135,000	1,136,632
CSAIL Commercial Mortgage Trust
2016-C6, 1.81% due 01/15/49[3]	9,969,457	1,135,707
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.41% due 12/15/27[3,4]	1,000,000	1,004,213
JPMDB Commercial Mortgage Securities Trust
2017-C5, 1.18% due 03/15/50[3]	58,000,000	4,356,380
2016-C2, 1.71% due 06/15/49[3]	8,913,123	896,460
CD Mortgage Trust
2016-CD1, 1.44% due 08/10/49[3]	7,071,360	685,990
LSTAR Commercial Mortgage Trust
2014-2, 4.21% due 01/20/41[3,4]	500,000	498,597
GE Business Loan Trust
2007-1A, 1.08% due 04/16/35[3,4]	435,614	408,497
GreenPoint Mortgage Funding Trust
2007-AR1, 1.06% due 02/25/47[3]	16	16
Total Commercial Mortgage Backed Securities		113,891,344

Financial - 2.1%
Station Place Securitization Trust
2017-1A, 1.88% due 02/25/49†††,3,4	19,100,000	19,079,167
2017-1, 2.23% due 02/25/49†††,3,4	10,000,000	9,989,467
Total Financial		29,068,634

Government Agency - 0.5%
FREMF Mortgage Trust
2014-K715, 4.13% due 02/25/46[3,4]	4,250,000	4,325,725
Freddie Mac Multifamily Structured Pass Through Certificates
2013-K035, 0.43% due 08/25/23[3,7]	111,322,737	2,454,945
Total Government Agency		6,780,670
Total Collateralized Mortgage Obligations
(Cost $433,422,528)		435,137,566

CORPORATE BONDS†† - 10.6%
Financial - 7.4%
Bank of America Corp.
6.10%[3,8]	5,300,000	5,615,350
6.30%[3,8]	4,701,000	5,112,338
6.50%[3,8]	3,250,000	3,546,563
Citigroup, Inc.
6.25%[3,8]	8,795,000	9,487,605
5.95%[3,8]	3,450,000	3,592,347
5.95%[3,8]	645,000	673,219
Credit Agricole S.A.
2.08% due 06/10/20[3,4]	11,550,000	11,605,139
Sumitomo Mitsui Trust Bank Ltd.
1.93% due 10/18/19[3,4]	7,600,000	7,660,890
Bank of Nova Scotia
1.78% due 06/14/19[3]	6,750,000	6,775,839
Huntington National Bank
1.62% due 03/10/20[3]	6,000,000	6,002,928
Swedbank AB
1.82% due 03/14/22[3,4]	5,800,000	5,802,529
Santander UK plc
2.60% due 03/14/19[3]	5,700,000	5,796,854
Danske Bank A/S
1.68% due 09/06/19[3,4]	5,600,000	5,614,353
Wells Fargo & Co.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
LIMITED DURATION FUND

	Face Amount[12]		Value

5.88%[3,8]		$4,950,000	$5,335,813
Westpac Banking Corp.
1.86% due 01/11/22[3]		5,000,000	5,033,960
Sumitomo Mitsui Financial Group, Inc.
1.99% due 01/11/22[3]		5,000,000	5,003,305
Voya Financial, Inc.
5.65% due 05/15/53[3]		2,400,000	2,442,000
JPMorgan Chase & Co.
6.00%[3,8]		1,400,000	1,459,920
6.10%[3,8]		250,000	264,188
KeyCorp
5.00%[3,8]		1,650,000	1,633,500
American Equity Investment Life Holding Co.
6.63% due 07/15/21		1,300,000	1,348,750
Citizens Financial Group, Inc.
5.50%[3,8]		1,000,000	1,026,250
Northern Trust Corp.
4.60%[3,8]		1,000,000	980,000
GEO Group, Inc.
5.88% due 10/15/24		355,000	362,988
US Bancorp
5.30%[3,8]		200,000	203,750
Total Financial			102,380,378

Communications - 1.5%
Deutsche Telekom International Finance BV
1.60% due 01/17/20[3,4]		9,400,000	9,400,319
AT&T, Inc.
2.08% due 06/30/20[3]		6,600,000	6,677,121
SFR Group S.A.
6.25% due 05/15/24[4]		3,000,000	3,018,750
T-Mobile USA, Inc.
6.25% due 04/01/21		875,000	902,344
Total Communications			19,998,534

Consumer, Non-cyclical - 0.7%
Tenet Healthcare Corp.
4.63% due 06/15/20[3]		3,850,000	3,869,250
6.25% due 11/01/18		975,000	1,023,141
Aetna, Inc.
1.76% due 12/08/17[3]		3,000,000	3,011,385
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[4]		2,016,000	1,965,600
Total Consumer, Non-cyclical			9,869,376

Basic Materials - 0.5%
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[4]		5,450,000	5,598,251
Yamana Gold, Inc.
4.95% due 07/15/24		1,375,000	1,381,875
Constellium N.V.
7.88% due 04/01/21[4]		600,000	640,500
Total Basic Materials			7,620,626

Industrial - 0.4%
CNH Industrial Capital LLC
3.88% due 07/16/18		1,550,000	1,577,125
3.63% due 04/15/18		850,000	859,563
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.29% due 05/15/21[3,4]		1,500,000	1,535,625
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.52% due 07/15/21[3,4]		1,100,000	1,125,443
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[6]		600,000	592,500
Total Industrial			5,690,256

Diversified - 0.1%
HRG Group, Inc.
7.88% due 07/15/19		1,740,000	1,800,900

Utilities - 0.0%
AES Corp.
4.05% due 06/01/19[3]		534,000	534,001

Energy - 0.0%
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[9,11]		390,900	44,954
Total Corporate Bonds
(Cost $147,129,133)			147,939,025

FOREIGN GOVERNMENT BONDS†† - 7.1%
Republic of Portugal Government Bond
due 05/19/17		24,130,000	25,754,663
Kingdom of Spain Government Bond
due 04/07/17		24,110,000	25,723,824
Republic of Italy Government Bond
due 04/28/17		12,885,000	13,750,713
due 04/13/17		11,220,000	11,971,607
Total Republic of Italy Government Bond			25,722,320
Mexico (United Mexican States) Government Bond
due 05/25/17	MXN	21,432,000	11,333,142
due 06/08/17	MXN	1,590,000	838,577
Total Mexico (United Mexican States) Government Bond			12,171,719
Czech Republic Government Bond
0.85% due 03/17/18	CSK	118,000,000	4,733,613
Kenya Government International Bond
6.88% due 06/24/24[4]		2,420,000	2,408,190
Dominican Republic International Bond
5.95% due 01/25/27[4]		2,350,000	2,399,938
Total Foreign Government Bonds
(Cost $98,721,903)			98,914,267

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
LIMITED DURATION FUND

	Face Amount[12]	Value

SENIOR FLOATING RATE INTERESTS††,3 - 2.5%
Consumer, Cyclical - 0.8%
Smart & Final Stores LLC
4.58% due 11/15/22	$1,770,796	$1,737,594
Advantage Sales & Marketing LLC
4.25% due 07/23/21	1,534,304	1,517,043
Equinox Holdings, Inc.
4.25% due 03/08/24	1,500,000	1,510,785
BJ’s Wholesale Club, Inc.
4.75% due 02/03/24	1,215,000	1,185,925
PetSmart Inc
4.02% due 03/11/22	791,940	755,312
Acosta, Inc.
4.29% due 09/26/21	786,655	735,522
Trader Corp.
4.25% due 09/28/23	675,000	676,404
National Vision, Inc.
4.00% due 03/12/21	593,878	593,385
NPC International, Inc.
4.75% due 12/28/18	395,795	397,279
Fitness International LLC
5.40% due 07/01/20	240,403	243,108
Total Consumer, Cyclical		9,352,357

Consumer, Non-cyclical - 0.5%
Sterigenics-Norion Holdings
4.00% due 05/16/22	2,825,000	2,813,983
DJO Finance LLC
4.25% due 06/08/20	2,010,200	1,941,934
Albertson’s LLC
4.40% due 12/21/22	1,240,648	1,247,782
American Tire Distributors, Inc.
5.25% due 09/01/21	686,496	687,354
Dole Food Company, Inc.
4.58% due 11/01/18	494,606	494,759
Grocery Outlet, Inc.
5.15% due 10/21/21	394,960	395,331
Total Consumer, Non-cyclical		7,581,143

Industrial - 0.5%
Travelport Finance Luxembourg Sarl
4.29% due 09/02/21	3,720,944	3,745,762
Filtration Group Corp.
4.30% due 11/23/20	1,342,161	1,351,114
Engility Corp.
4.23% due 08/12/20	975,000	979,271
CHI Overhead Doors, Inc.
4.25% due 07/29/22	500,000	499,165
Berlin Packaging LLC
4.50% due 10/01/21	273,606	274,875
Total Industrial		6,850,187

Communications - 0.4%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23	4,369,861	4,158,184
Internet Brands
4.75% due 07/08/21	1,098,975	855,241
Neustar, Inc.
3.25% due 09/02/19	800,000	809,664
Total Communications		5,823,089

Technology - 0.3%
Epicor Software
4.75% due 06/01/22	3,950,098	3,954,048
5.00% due 06/01/22	294,952	295,445
Eze Castle Software, Inc.
4.15% due 04/06/20	248,110	248,963
Total Technology		4,498,456

Basic Materials - 0.0%*
Royal Holdings, Inc.
4.40% due 06/20/22	600,000	605,436

Financial - 0.0%*
Magic Newco, LLC
5.00% due 12/12/18	197,930	198,508
Total Senior Floating Rate Interests
(Cost $35,062,391)		34,909,176

COMMERCIAL PAPER†† - 4.7%
CVS Health Corp.
1.22% due 04/17/17	20,000,000	19,989,156
Mondelez International, Inc.
1.18% due 04/24/17	20,000,000	19,984,922
General Mills Inc
1.15% due 04/11/17	9,000,000	8,997,125
American Water Capital Corp.
1.14% due 04/12/17	7,000,000	6,997,476
Marriott International, Inc./MD
1.25% due 04/24/17	5,000,000	4,996,007
Harley-Davidson Financial Services, Inc.
1.14% due 05/03/17	5,000,000	4,994,933
Total Commercial Paper
(Cost $65,959,619)		65,959,619

REPURCHASE AGREEMENTS††,10 - 1.1%
Mizuho Securities LLC
issued 03/23/17 at 1.75% due 06/06/17	12,973,000	12,973,000
issued 03/06/17 at 1.75% due 06/06/17	2,047,000	2,047,000
Total Repurchase Agreements
(Cost $15,020,000)		15,020,000

Total Investments - 110.6%
(Cost $1,538,458,161)		$1,542,713,545
Other Assets & Liabilities, net - (10.6)%		(147,431,966)
Total Net Assets - 100.0%		$1,395,281,578

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
LIMITED DURATION FUND

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Appreciation/(Depreciation)
J.P. Morgan	(12,890,000)	EUR	04/07/17	$13,953,876	$13,754,421	$199,455
BNP Paribas	(12,885,000)	EUR	04/28/17	13,959,093	13,764,161	194,932
J.P. Morgan	(13,130,000)	EUR	05/19/17	14,235,060	14,040,799	194,261
Bank of America	(119,003,000)	CSK	03/19/18	4,913,419	4,797,280	116,139
Bank of America	(11,220,000)	EUR	04/07/17	11,954,719	11,972,429	(17,710)
Bank of America	(11,220,000)	EUR	04/13/17	11,952,161	11,976,179	(24,018)
J.P. Morgan	(15,900,000)	MXN	06/08/17	801,008	840,814	(39,806)
Bank of America	(11,000,000)	EUR	05/19/17	11,681,626	11,763,046	(81,420)
Bank of America	(214,320,000)	MXN	05/25/17	10,846,153	11,358,460	(512,307)
						$29,526

*	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Affiliated issuer — See Note 8.
[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[4]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,014,691,192 (cost $1,011,093,832), or 72.6% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[5]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[6]	Illiquid security.
[7]	Maturity date indicated is next interest reset date.
[8]	Perpetual maturity.
[9]	Security is in default of interest and/or principal obligations.
[10]	Repurchase Agreement — See Note 11.
[11]

Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $115,250 (cost $960,036), or 0.09% of total net assets — See Note 12.

[12]	Face amount is denominated in U.S. dollars unless otherwise noted.
plc — Public Limited Company
REIT — Real Estate Investment Trust
CSK — Czech Koruna
EUR — Euro
MXN — Mexican Peso

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
LIMITED DURATION FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$654,138,942	$—	$—	$654,138,942
Collateralized Mortgage Obligations	—	406,068,932	—	29,068,634	435,137,566
Commercial Paper	—	65,959,619	—	—	65,959,619
Corporate Bonds	—	147,939,025	—	—	147,939,025
Forward Foreign Currency Exchange Contracts	—	—	704,787	—	704,787
Foreign Government Bonds	—	98,914,267	—	—	98,914,267
Mutual Funds	48,575,187	—	—	—	48,575,187
Repurchase Agreements	—	15,020,000	—	—	15,020,000
Senior Floating Rate Interests	—	34,909,176	—	—	34,909,176
Short Term Investments	42,119,763	—	—	—	42,119,763
Total	$90,694,950	$1,422,949,961	$704,787	$29,068,634	$1,543,418,332

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$—	$675,261	$—	$675,261

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end..

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of March 31, 2017, Limited Duration Fund had securities with the total value $12,070,529 transfer out of Level 3 into Level 2 due to changes in securities’ valuation methods using observable inputs. There were no other transfers between levels.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 03/31/17	Valuation Technique	Unobservable Inputs
Collateralized Mortgage Obligations	$29,068,634	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Total	$29,068,634

Any remaining Level 3 securities held by the Funds and excluded from the tables above, were not considered material to the Funds.

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
LIMITED DURATION FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Collateralized Mortgage Obligations	Asset-Backed Securities	Corporate Bonds	Total
LIMITED DURATION
Assets:
Beginning Balance	$954,102	$1,521,134	$9,595,293	$12,070,529
Purchases	29,100,000	—	—	29,100,000
Sales, maturities and paydowns	—	—	—	—
Total realized gains or losses included in earnings	—	—	—	—
Total change in unrealized gains or losses included in earnings	(31,366)	—	—	(31,366)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(954,102)	(1,521,134)	(9,595,293)	(12,070,529)
Ending Balance	$29,068,634	$—	$—	$29,068,634
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$(31,366)	$—	$—	$(31,366)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 65

LIMITED DURATION FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $1,475,016,868)	$1,479,118,358
Investments in affiliated issuers, at value (cost $48,421,293)	48,575,187
Repurchase agreements, at value (cost $15,020,000)	15,020,000
Total investments (cost $1,538,458,161)	1,542,713,545
Segregated cash with broker	977,289
Prepaid expenses	151,044
Unrealized appreciation on forward foreign currency exchange contracts	704,787
Receivables:
Securities sold	1,629,127
Fund shares sold	21,607,465
Dividends	108,170
Interest	4,573,876
Total assets	1,572,465,303

Liabilities:
Overdraft due to custodian bank	265,784
Unrealized depreciation of forward foreign currency exchange contract	675,261
Payable for:
Securities purchased	166,536,136
Fund shares redeemed	8,804,665
Management fees	438,100
Distribution and service fees	93,555
Fund accounting/administration fees	85,501
Transfer agent/maintenance fees	5,423
Trustees’ fees*	1,940
Miscellaneous	277,360
Total liabilities	177,183,725
Net assets	$1,395,281,578

Net assets consist of:
Paid in capital	$1,390,804,030
Accumulated net investment loss	(1,233,005)
Accumulated net realized gain on investments	1,425,667
Net unrealized appreciation on investments	4,284,886
Net assets	$1,395,281,578

A-Class:
Net assets	$321,057,149
Capital shares outstanding	12,978,817
Net asset value per share	$24.74
Maximum offering price per share (Net asset value divided by 97.75%)	$25.31

C-Class:
Net assets	$32,428,408
Capital shares outstanding	1,311,749
Net asset value per share	$24.72

P-Class:
Net assets	$34,495,764
Capital shares outstanding	1,394,558
Net asset value per share	$24.74

Institutional Class:
Net assets	$1,007,300,257
Capital shares outstanding	40,732,672
Net asset value per share	$24.73

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Interest	$16,112,423
Dividends from securities of affiliated issuers	370,407
Dividends from securities of unaffiliated issuers	6,066
Total investment income	16,488,896

Expenses:
Management fees	2,123,533
Transfer agent/maintenance fees
A-Class	52,117
C-Class	14,193
P-Class	2,688
Institutional Class	24,633
Distribution and service fees:
A-Class	312,028
C-Class	137,096
P-Class	13,531
Fund accounting/administration fees	378,709
Line of credit fees	79,272
Custodian fees	8,948
Trustees’ fees*	8,741
Miscellaneous	133,782
Total expenses	3,289,271
Less:
Expenses waived by Adviser:	(86,635)
Expense reimbursed by Adviser:
A-Class	(49,893)
C-Class	(13,732)
P-Class	(2,298)
Institutional Class	(24,388)
Total waived/reimbursed expenses	(176,946)
Net expenses	3,112,325
Net investment income	13,376,571

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$1,711,646
Investments in affiliated issuers	5,998
Foreign currency	56,454
Forward foreign currency exchange contracts	(173,066)
Net realized gain	1,601,032
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	493,719
Investments in affiliated issuers	41,255
Foreign currency	(25)
Forward foreign currency exchange contracts	29,527
Net change in unrealized appreciation (depreciation)	564,476
Net realized and unrealized gain	2,165,508
Net increase in net assets resulting from operations	$15,542,079

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 67

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$13,376,571	$15,051,006
Net realized gain on investments	1,601,032	329,409
Net change in unrealized appreciation (depreciation) on investments	564,476	5,500,562
Net increase in net assets resulting from operations	15,542,079	20,880,977

Distributions to shareholders from:
Net investment income
A-Class	(3,400,124)	(5,091,611)
C-Class	(274,457)	(443,426)
P-Class	(141,210)	(58,350)
Institutional Class	(9,844,079)	(9,932,238)
Net realized gains
A-Class	(40,107)	—
C-Class	(4,814)	—
P-Class	(512)	—
Institutional Class	(103,662)	—
Total distributions to shareholders	(13,808,965)	(15,525,625)

Capital share transactions:
Proceeds from sale of shares
A-Class	176,388,151	197,623,014
C-Class	11,709,010	24,267,204
P-Class	36,877,330	1,976,882
Institutional Class	661,515,742	545,334,586
Distributions reinvested
A-Class	2,766,688	4,329,140
C-Class	196,701	327,005
P-Class	141,210	58,350
Institutional Class	9,033,775	8,366,742
Cost of shares redeemed
A-Class	(74,297,530)	(105,025,329)
C-Class	(6,308,092)	(8,309,387)
P-Class	(4,219,893)	(3,110,231)
Institutional Class	(141,148,936)	(257,307,806)
Net increase from capital share transactions	672,654,156	408,530,170
Net increase in net assets	674,387,270	413,885,522

Net assets:
Beginning of period	720,894,308	307,008,786
End of period	$1,395,281,578	$720,894,308
Accumulated net investment loss at end of period	$(1,233,005)	$(949,706)

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	7,142,149	8,081,165
C-Class	474,272	992,734
P-Class	1,493,003	80,811
Institutional Class	26,795,980	22,327,682
Shares issued from reinvestment of distributions
A-Class	111,996	176,965
C-Class	7,969	13,376
P-Class	5,791	2,393
Institutional Class	365,752	341,766
Shares redeemed
A-Class	(3,009,157)	(4,296,150)
C-Class	(255,627)	(340,015)
P-Class	(170,818)	(127,607)
Institutional Class	(5,717,529)	(10,535,961)
Net increase in shares	27,243,781	16,717,159

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.71	$24.65	$24.97	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.33	.67	.69	.52
Net gain (loss) on investments (realized and unrealized)	.04	.08	(.16)	(.08)
Total from investment operations	.37	.75	.53	.44
Less distributions from:
Net investment income	(.34)	(.69)	(.84)	(.47)
Net realized gains	(—)[d]	—	(.01)	—
Total distributions	(.34)	(.69)	(.85)	(.47)
Net asset value, end of period	$24.74	$24.71	$24.65	$24.97

Total Return[h]	1.48%	3.16%	2.15%	1.75%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$321,057	$215,856	$117,628	$17,035
Ratios to average net assets:
Net investment income (loss)	2.66%	2.73%	2.79%	2.67%
Total expenses[e]	0.87%	0.93%	0.99%	1.14%
Net expenses[f,i]	0.81%	0.84%	0.87%	0.83%
Portfolio turnover rate	25%	39%	26%	40%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.70	$24.63	$24.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.24	.48	.49	.38
Net gain (loss) on investments (realized and unrealized)	.03	.10	(.16)	(.09)
Total from investment operations	.27	.58	.33	.29
Less distributions from:
Net investment income	(.25)	(.51)	(.65)	(.33)
Net realized gains	(—)[d]	—	(.01)	—
Total distributions	(.25)	(.51)	(.66)	(.33)
Net asset value, end of period	$24.72	$24.70	$24.63	$24.96

Total Return[h]	1.10%	2.39%	1.37%	1.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$32,428	$26,802	$10,323	$643
Ratios to average net assets:
Net investment income (loss)	1.93%	1.98%	1.96%	1.93%
Total expenses[e]	1.68%	1.73%	1.76%	2.14%
Net expenses[f,i]	1.56%	1.58%	1.62%	1.56%
Portfolio turnover rate	25%	39%	26%	40%

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[g]
Per Share Data
Net asset value, beginning of period	$24.72	$24.65	$24.86
Income (loss) from investment operations:
Net investment income (loss)[c]	.32	.68	.25
Net gain (loss) on investments (realized and unrealized)	.04	.08	(.17)
Total from investment operations	.36	.76	.08
Less distributions from:
Net investment income	(.34)	(.69)	(.29)
Net realized gains	(—)[d]	—	—
Total distributions	(.34)	(.69)	(.29)
Net asset value, end of period	$24.74	$24.72	$24.65

Total Return[h]	1.47%	3.17%	0.32%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$34,496	$1,646	$2,736
Ratios to average net assets:
Net investment income (loss)	2.57%	2.76%	2.39%
Total expenses[e]	0.87%	0.94%	0.94%
Net expenses[f,i]	0.81%	0.84%	0.88%
Portfolio turnover rate	25%	39%	26%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

LIMITED DURATION FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$24.71	$24.64	$24.96	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.36	.73	.78	.57
Net gain (loss) on investments (realized and unrealized)	.04	.09	(.19)	(.08)
Total from investment operations	.40	.82	.59	.49
Less distributions from:
Net investment income	(.37)	(.75)	(.90)	(.53)
Net realized gains	(—)[d]	—	(.01)	—
Total distributions	(.38)	(.75)	(.91)	(.53)
Net asset value, end of period	$24.73	$24.71	$24.64	$24.96

Total Return[h]	1.61%	3.43%	2.41%	1.98%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$1,007,300	$476,590	$176,322	$69,150
Ratios to average net assets:
Net investment income (loss)	2.94%	2.97%	3.14%	2.90%
Total expenses[e]	0.59%	0.67%	0.73%	0.96%
Net expenses[f,i]	0.56%	0.58%	0.62%	0.57%
Portfolio turnover rate	25%	39%	26%	40%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: December 16, 2013. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Distributions from realized gains are less than $0.01 per share.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Net expense information reflects the expense ratios after expense waivers.
[g]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[i]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years would be:

	03/31/17	09/30/16	09/30/15	09/30/14
A-Class	0.79%	0.80%	0.80%	0.79%
C-Class	1.54%	1.55%	1.55%	1.52%
P-Class	0.79%	0.80%	0.80%	—
Institutional Class	0.54%	0.55%	0.55%	0.54%

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FUND PROFILE (Unaudited)	March 31, 2017

MUNICIPAL INCOME FUND

OBJECTIVE: Seeks to provide current income with an emphasis on income exempt from federal income tax, while also considering capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	7.2%
AA	60.3%
A	10.9%
BBB	14.0%
BB	1.4%
B	0.5%
NR2	1.0%
Total	95.3%
Other Instruments	4.7%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Inception Dates:
A-Class	April 28, 2004
C-Class	January 13, 2012
P-Class	May 1, 2015
Institutional Class	January 13, 2012

Ten Largest Holdings (% of Total Net Assets)
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds	3.3%
Detroit Wayne County Stadium Authority Revenue Bonds	3.1%
Puerto Rico Electric Power Authority Revenue Bonds	2.7%
North Texas Tollway Authority Revenue Bonds	2.4%
Stockton Public Financing Authority Revenue Bonds	2.3%
Tustin Unified School District General Obligation Unlimited	2.3%
Massachusetts Development Finance Agency Revenue Bonds	2.2%
Hudson County Improvement Authority Revenue Bonds	2.1%
Detroit City School District General Obligation Unlimited	2.1%
Southern Illinois University Revenue Bonds	1.9%
Top Ten Total	24.4%

“Ten Largest Holdings” excludes any temporary cash investments.

[1]

Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
MUNICIPAL INCOME FUND

	Shares	Value

SHORT-TERM INVESTMENTS† - 4.6%
Dreyfus AMT-Free Tax Exempt Cash Management Fund — Institutional Class 0.61%[1]	2,429,476	$2,429,476
Total Short-Term Investments
(Cost $2,429,476)		2,429,476

	Face Amount

MUNICIPAL BONDS†† - 94.4%
California - 13.6%
Stockton Public Financing Authority Revenue Bonds
6.25% due 10/01/38	$1,000,000	1,206,200
6.25% due 10/01/40	250,000	301,550
Tustin Unified School District General Obligation Unlimited
6.00% due 08/01/36	1,000,000	1,192,180
College of the Sequoias Tulare Area Improvement District No. 3 General Obligation Unlimited
6.85% due 08/01/42[2]	1,000,000	599,720
State of California General Obligation Unlimited
5.00% due 03/01/26	500,000	596,275
Sacramento Municipal Utility District Revenue Bonds
5.00% due 08/15/37	500,000	560,365
Los Angeles Department of Water & Power Revenue Bonds
5.00% due 07/01/43	500,000	559,825
Kings Canyon Unified School District General Obligation Unlimited
5.00% due 08/01/28	445,000	521,237
San Diego Unified School District General Obligation Unlimited
due 07/01/39[3]	1,000,000	400,230
Oakland Unified School District/Alameda County General Obligation Unlimited
5.00% due 08/01/22	300,000	339,435
M-S-R Energy Authority Revenue Bonds
6.13% due 11/01/29	200,000	250,040
Alameda Corridor Transportation Authority Revenue Bonds
5.00% due 10/01/35	200,000	223,898
Stanton Redevelopment Agency Tax Allocation
5.00% due 12/01/40	180,000	199,017
Culver Redevelopment Agency Tax Allocation
due 11/01/23[3]	195,000	152,344
Total California		7,102,316

Texas - 10.8%
North Texas Tollway Authority Revenue Bonds
5.75% due 01/01/40	1,470,000	1,521,973
Dallas Area Rapid Transit Revenue Bonds
5.00% due 12/01/35	500,000	570,880
5.00% due 12/01/41	200,000	225,438
Texas Tech University Revenue Bonds
5.00% due 08/15/32	500,000	559,905
North Texas Tollway Authority
due 01/01/36[3]	1,000,000	457,020
Birdville Independent School District General Obligation Unlimited
5.00% due 02/15/27	305,000	361,599
Clint Independent School District General Obligation Unlimited
5.00% due 08/15/31	300,000	347,730
State of Texas General Obligation Unlimited
5.00% due 10/01/29	250,000	295,180
Texas Municipal Gas Acquisition & Supply Corporation I Revenue Bonds
6.25% due 12/15/26	200,000	237,126
Central Texas Regional Mobility Authority Revenue Bonds
5.00% due 01/01/27	200,000	230,408
Texas Water Development Board Revenue Bonds
5.00% due 10/15/46	200,000	228,506
Central Texas Turnpike System Revenue Bonds
5.00% due 08/15/34	200,000	217,710
Arlington Higher Education Finance Corp. Revenue Bonds
5.00% due 12/01/46	200,000	208,874
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/53[3]	1,000,000	175,150
Total Texas		5,637,499

Michigan - 10.1%
City of Detroit Michigan Sewage Disposal System Revenue Revenue Bonds
1.27% due 07/01/32[4]	2,000,000	1,710,319
Detroit Wayne County Stadium Authority Revenue Bonds
5.00% due 10/01/26	1,490,000	1,612,164
Detroit City School District General Obligation Unlimited
5.00% due 05/01/32	1,000,000	1,067,350
5.00% due 05/01/30	300,000	322,275
City of Detroit Michigan Water Supply System Revenue Revenue Bonds
4.75% due 07/01/29	230,000	239,071
5.00% due 07/01/41	200,000	212,716
Total Michigan		5,163,895

Illinois - 9.7%
Southern Illinois University Revenue Bonds
5.00% due 04/01/32	1,000,000	1,011,010
4.00% due 04/01/17	1,000,000	1,000,000
Chicago Transit Authority Revenue Bonds
5.25% due 06/01/26	740,000	759,477

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MUNICIPAL INCOME FUND

	Face Amount	Value

City of Chicago Illinois General Obligation Unlimited
4.75% due 01/01/28	$500,000	$501,215
5.00% due 01/01/23	70,000	71,559
5.00% due 01/01/22	5,000	5,037
Will County Township High School District No. 204 Joliet General Obligation Ltd.
6.25% due 01/01/31	500,000	571,710
Chicago O’Hare International Airport Revenue Bonds
5.00% due 01/01/34	300,000	333,309
Chicago Board of Education General Obligation Unlimited
5.25% due 12/01/26	320,000	272,477
Metropolitan Water Reclamation District of Greater Chicago General Obligation Unlimited
5.00% due 12/01/25	200,000	236,484
University of Illinois Revenue Bonds
6.00% due 10/01/29	200,000	233,748
Metropolitan Pier & Exposition Authority Revenue Bonds
due 06/15/45[3]	500,000	125,200
Total Illinois		5,121,226

New York - 6.1%
New York State Dormitory Authority Revenue Bonds
5.00% due 10/01/41	350,000	390,996
5.00% due 12/01/27[5]	200,000	223,938
New York City Transitional Finance Authority Future Tax Secured Revenue Revenue Bonds
5.00% due 11/01/29	500,000	593,955
City of New York New York General Obligation Unlimited
5.00% due 08/01/28	500,000	589,575
New York City Water & Sewer System Revenue Bonds
5.00% due 06/15/39	500,000	566,405
New York Transportation Development Corp. Revenue Bonds
5.00% due 07/01/34	200,000	217,224
5.00% due 08/01/26	200,000	209,920
New York State Urban Development Corp. Revenue Bonds
5.00% due 03/15/35	250,000	285,558
Westchester County Healthcare Corp. Revenue Bonds
5.00% due 11/01/44	200,000	210,068
Total New York		3,287,639

Pennsylvania - 5.9%
Pennsylvania Economic Development Financing Authority Revenue Bonds
5.00% due 02/01/27	500,000	578,725
5.00% due 03/15/31	500,000	572,045
Pennsylvania Turnpike Commission Revenue Bonds
2.18% due 12/01/20[4]	500,000	504,505
1.89% due 12/01/21[4]	500,000	502,255
Pittsburgh Water & Sewer Authority Revenue Bonds
5.25% due 09/01/36	500,000	564,895
Reading School District General Obligation Unlimited
5.00% due 02/01/27	300,000	337,452
Total Pennsylvania		3,059,877

Washington - 4.4%
Greater Wenatchee Regional Events Center Public Facilities Dist Revenue Bonds
5.00% due 09/01/27	500,000	516,490
5.25% due 09/01/32	500,000	510,360
King County Public Hospital District No. 1 General Obligation Ltd.
5.00% due 12/01/37	500,000	523,460
King County School District No. 409 Tahoma General Obligation Unlimited
5.00% due 12/01/27	325,000	386,714
Central Puget Sound Regional Transit Authority Revenue Bonds
5.00% due 11/01/41	200,000	229,150
State of Washington General Obligation Unlimited
5.00% due 06/01/41	195,000	217,053
Total Washington		2,383,227

Arizona - 3.2%
Arizona Health Facilities Authority Revenue Bonds
1.48% due 01/01/37[4]	1,000,000	870,190
Arizona State University Revenue Bonds
5.00% due 07/01/34	500,000	569,445
Salt Verde Financial Corp. Revenue Bonds
5.00% due 12/01/32	200,000	228,128
Total Arizona		1,667,763

New Jersey - 3.1%
Hudson County Improvement Authority Revenue Bonds
6.00% due 01/01/40	1,000,000	1,094,930
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/41	300,000	316,104
5.00% due 07/01/36	200,000	211,832
Total New Jersey		1,622,866

Puerto Rico - 2.8%
Puerto Rico Electric Power Authority Revenue Bonds
1.19% due 07/01/29[4]	1,845,000	1,418,915

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MUNICIPAL INCOME FUND

	Face Amount	Value

District of Columbia - 2.7%
District of Columbia General Obligation Unlimited
5.00% due 06/01/41	$285,000	$324,738
5.00% due 06/01/32	275,000	315,761
5.00% due 06/01/31	175,000	207,239
District of Columbia Water & Sewer Authority Revenue Bonds
5.00% due 10/01/45	500,000	564,135
Total District of Columbia		1,411,873

Florida - 2.3%
School Board of Miami-Dade County Certificate Of Participation
5.00% due 05/01/27	500,000	578,165
City of Jacksonville Florida Revenue Bonds
5.00% due 10/01/29	300,000	337,413
Miami Beach Redevelopment Agency Tax Allocation
5.00% due 02/01/40	300,000	330,765
Total Florida		1,246,343

Massachusetts - 2.2%
Massachusetts Development Finance Agency Revenue Bonds
6.88% due 01/01/41	1,000,000	1,139,460

Colorado - 1.9%
University of Colorado Revenue Bonds
5.00% due 06/01/37	285,000	318,445
5.00% due 06/01/41	200,000	227,374
Auraria Higher Education Center Revenue Bonds
5.00% due 04/01/28	390,000	456,752
Total Colorado		1,002,571

Louisiana - 1.8%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds
5.00% due 10/01/37	500,000	552,410
5.00% due 10/01/26	150,000	174,542
Louisiana Public Facilities Authority Revenue Bonds
5.00% due 07/01/39	200,000	218,180
Total Louisiana		945,132

North Carolina - 1.8%
North Carolina Turnpike Authority Revenue Bonds
5.00% due 01/01/27	800,000	943,992

West Virginia - 1.7%
West Virginia Higher Education Policy Commission Revenue Bonds
5.00% due 04/01/29	500,000	557,480
West Virginia Hospital Finance Authority Revenue Bonds
5.00% due 06/01/42	300,000	327,462
Total West Virginia		884,942

Mississippi - 1.6%
Mississippi Development Bank Revenue Bonds
6.50% due 10/01/31	500,000	559,745
6.25% due 10/01/26	230,000	259,261
Total Mississippi		819,006

Georgia - 1.5%
City of Atlanta Georgia Water & Wastewater Revenue Revenue Bonds
5.00% due 11/01/40	500,000	563,645
Savannah Economic Development Authority Revenue Bonds
5.00% due 12/01/28	200,000	230,552
Total Georgia		794,197

Ohio - 1.5%
University of Cincinnati Revenue Bonds
5.00% due 06/01/36	500,000	562,545
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/41	200,000	220,458
Total Ohio		783,003

Virginia - 1.3%
County of Fairfax Virginia General Obligation Unlimited
5.00% due 10/01/32	300,000	355,068
Virginia College Building Authority Revenue Bonds
5.00% due 02/01/28	250,000	294,690
Total Virginia		649,758

Maryland - 1.0%
Maryland State Transportation Authority Revenue Bonds
5.00% due 07/01/35	500,000	523,655

Indiana - 0.9%
Indiana Finance Authority Revenue Bonds
5.50% due 04/01/24	400,000	445,156

Kentucky - 0.8%
City of Ashland Kentucky Revenue Bonds
5.00% due 02/01/22	200,000	210,986
Kentucky Economic Development Finance Authority Revenue Bonds
5.00% due 07/01/37	200,000	208,972
Total Kentucky		419,958

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
MUNICIPAL INCOME FUND

	Face Amount	Value

South Carolina - 0.7%
Anderson County School District No. 5 General Obligation Unlimited
5.00% due 03/01/27	$300,000	$360,633

Nevada - 0.5%
Las Vegas Valley Water District General Obligation Ltd.
5.00% due 06/01/27	230,000	271,874

Vermont - 0.4%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds
5.00% due 12/01/46	200,000	217,452
Total Municipal Bonds
(Cost $49,083,899)		49,324,228

Total Investments - 99.0%
(Cost $51,513,375)		$51,753,704
Other Assets & Liabilities, net - 1.0%		518,422
Total Net Assets - 100.0%		$52,272,126

†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs — See Note 4.
[1]	Rate indicated is the 7 day yield as of March 31, 2017.
[2]	Security is a step up/step down bond. The coupon increases or decreases at regular intervals until the bond reaches full maturity. Rate indicated is the rate effective at March 31, 2017.
[3]	Zero coupon rate security.
[4]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[5]

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $223,938 (cost $219,192), or 0.4% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$49,324,228	$—	$49,324,228
Short Term Investments	2,429,476	—	—	2,429,476
Total	$2,429,476	$49,324,228	$—	$51,753,704

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

MUNICIPAL INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $51,513,375)	$51,753,704
Prepaid expenses	43,491
Receivables:
Interest	611,070
Fund shares sold	229,566
Total assets	52,637,831

Liabilities:
Payable for:
Securities purchased	173,988
Fund shares redeemed	79,637
Transfer agent/maintenance fees	34,085
Distributions to Shareholders	31,192
Distribution and service fees	10,288
Management fees	9,030
Fund accounting/administration fees	3,370
Trustees’ fees*	436
Miscellaneous	23,679
Total liabilities	365,705
Net assets	$52,272,126

Net assets consist of:
Paid in capital	$79,441,402
Accumulated net investment loss	(1)
Accumulated net realized loss on investments	(27,409,604)
Net unrealized appreciation on investments	240,329
Net assets	$52,272,126

A-Class:
Net assets	$31,499,117
Capital shares outstanding	2,536,099
Net asset value per share	$12.42
Maximum offering price per share (Net asset value divided by 96.00%)	$12.94

C-Class:
Net assets	$4,194,759
Capital shares outstanding	337,970
Net asset value per share	$12.41

P-Class:
Net assets	$367,763
Capital shares outstanding	29,626
Net asset value per share	$12.41

Institutional Class:
Net assets	$16,210,487
Capital shares outstanding	1,304,777
Net asset value per share	$12.42

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Interest	$888,667
Total investment income	888,667

Expenses:
Management fees	150,379
Transfer agent/maintenance fees
A-Class	32,981
C-Class	2,736
P-Class	199
Institutional Class	6,773
Distribution and service fees:
A-Class	43,324
C-Class	22,692
P-Class	120
Fund accounting/administration fees	24,176
Registration fees	28,356
Line of credit fees	5,980
Trustees’ fees*	3,263
Custodian fees	474
Miscellaneous	17,382
Total expenses	338,835
Less:
Expenses waived by Adviser:	(60,235)
Expenses reimbursed by Adviser:
A-Class	(31,595)
C-Class	(2,650)
P-Class	(193)
Institutional Class	(6,623)
Total waived/reimbursed expenses	(101,296)
Net expenses	237,539
Net investment income	651,128

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	85,240
Net realized gain	85,240
Net change in unrealized appreciation (depreciation) on:
Investments	(2,625,260)
Net change in unrealized appreciation (depreciation)	(2,625,260)
Net realized and unrealized loss	(2,540,020)
Net decrease in net assets resulting from operations	$(1,888,892)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$651,128	$1,364,886
Net realized gain on investments	85,240	647,792
Net change in unrealized appreciation (depreciation) on investments	(2,625,260)	1,067,522
Net increase (decrease) in net assets resulting from operations	(1,888,892)	3,080,200

Distributions to shareholders from:
Net investment income
A-Class	(370,883)	(1,005,003)
C-Class	(31,542)	(54,384)
P-Class	(1,000)	(803)
Institutional Class	(247,703)	(304,697)
Total distributions to shareholders	(651,128)	(1,364,887)

Capital share transactions:
Proceeds from sale of shares
A-Class	1,825,769	19,465,560
C-Class	516,956	5,088,386
P-Class	326,153	79,335
Institutional Class	4,834,669	18,451,425
Distributions reinvested
A-Class	229,542	617,221
C-Class	20,846	38,398
P-Class	1,000	812
Institutional Class	182,618	207,229
Cost of shares redeemed
A-Class	(10,449,861)	(29,246,762)
C-Class	(1,169,441)	(2,681,765)
P-Class	(40,838)	(6,443)
Institutional Class	(11,967,064)	(3,358,814)
Net increase (decrease) from capital share transactions	(15,689,651)	8,654,583
Net increase (decrease) in net assets	(18,229,671)	10,369,896

Net assets:
Beginning of period	70,501,797	60,131,901
End of period	$52,272,126	$70,501,797
Accumulated net investment loss at end of period	$(1)	$(1)

Capital share activity:
Shares sold
A-Class	144,063	1,533,459
C-Class	41,092	399,596
P-Class	26,299	6,189
Institutional Class	383,426	1,437,935
Shares issued from reinvestment of distributions
A-Class	18,476	48,393
C-Class	1,680	3,006
P-Class	81	63
Institutional Class	14,702	16,176
Shares redeemed
A-Class	(835,568)	(2,292,204)
C-Class	(94,387)	(210,500)
P-Class	(3,309)	(496)
Institutional Class	(968,369)	(262,663)
Net increase (decrease) in shares	(1,271,814)	678,953

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class†	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$12.86	$12.52	$12.51	$11.59	$12.59	$11.82
Income (loss) from investment operations:
Net investment income (loss)[c]	.13	.26	.29	.36	.38	.26
Distributions to preferred shareholders from:
Net investment income	—	—	—	—	—	(.01)
Net gain (loss) on investments (realized and unrealized)	(.44)	.34	.01	.92	(1.00)	.78
Total from investment operations	(.31)	.60	.30	1.28	(.62)	1.03
Less distributions from:
Net investment income	(.13)	(.26)	(.29)	(.36)	(.38)	(.26)
Total distributions	(.13)	(.26)	(.29)	(.36)	(.38)	(.26)
Net asset value, end of period	$12.42	$12.86	$12.52	$12.51	$11.59	$12.59

Total Return[g]	(2.38%)	4.85%	2.39%	11.20%	(5.09%)	8.91%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$31,499	$41,283	$49,086	$44,090	$50,463	$77,609
Ratios to average net assets:
Net investment income (loss)	2.14%	2.06%	2.28%	3.00%	3.04%	2.78%
Total expenses	1.20%	1.18%	1.17%	1.29%	1.14%	1.15%
Net expenses[d,h]	0.82%	0.81%	0.81%	0.83%	0.82%	0.87%
Portfolio turnover rate	17%	61%	80%	173%	91%	121%

C-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[e]
Per Share Data
Net asset value, beginning of period	$12.86	$12.52	$12.50	$11.59	$12.58	$11.98
Income (loss) from investment operations:
Net investment income (loss)[c]	.09	.16	.19	.27	.28	.20
Net gain (loss) on investments (realized and unrealized)	(.45)	.35	.02	.91	(.98)	.62
Total from investment operations	(.36)	.51	.21	1.18	(.70)	.82
Less distributions from:
Net investment income	(.09)	(.17)	(.19)	(.27)	(.29)	(.22)
Total distributions	(.09)	(.17)	(.19)	(.27)	(.29)	(.22)
Net asset value, end of period	$12.41	$12.86	$12.52	$12.50	$11.59	$12.58

Total Return[g]	(2.82%)	4.06%	1.71%	10.28%	(5.70%)	7.04%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,195	$5,008	$2,472	$1,082	$1,495	$1,176
Ratios to average net assets:
Net investment income (loss)	1.39%	1.26%	1.54%	2.24%	2.30%	2.36%
Total expenses	1.88%	1.89%	1.87%	2.08%	1.93%	1.94%
Net expenses[d,h]	1.57%	1.56%	1.56%	1.58%	1.57%	1.55%
Portfolio turnover rate	17%	61%	80%	173%	91%	121%

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (continued)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Period Ended September 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$12.86	$12.52	$12.64
Income (loss) from investment operations:
Net investment income (loss)[c]	.13	.26	.13
Net gain (loss) on investments (realized and unrealized)	(.45)	.34	(.12)
Total from investment operations	(.32)	.60	.01
Less distributions from:
Net investment income	(.13)	(.26)	(.13)
Total distributions	(.13)	(.26)	(.13)
Net asset value, end of period	$12.41	$12.86	$12.52

Total Return[g]	(2.48%)	4.86%	0.06%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$368	$84	$10
Ratios to average net assets:
Net investment income (loss)	2.07%	2.00%	2.46%
Total expenses	1.42%	1.21%	3.17%
Net expenses[d,h]	0.82%	0.79%	0.81%
Portfolio turnover rate	17%	61%	80%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

MUNICIPAL INCOME FUND

FINANCIAL HIGHLIGHTS (concluded)

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014	Year Ended September 30, 2013	Period Ended September 30, 2012[e]
Per Share Data
Net asset value, beginning of period	$12.87	$12.53	$12.51	$11.60	$12.59	$11.98
Income (loss) from investment operations:
Net investment income (loss)[c]	.15	.29	.32	.39	.40	.29
Net gain (loss) on investments (realized and unrealized)	(.45)	.34	.02	.91	(.98)	.62
Total from investment operations	(.30)	.63	.34	1.30	(.58)	.91
Less distributions from:
Net investment income	(.15)	(.29)	(.32)	(.39)	(.41)	(.30)
Total distributions	(.15)	(.29)	(.32)	(.39)	(.41)	(.30)
Net asset value, end of period	$12.42	$12.87	$12.53	$12.51	$11.60	$12.59

Total Return[g]	(2.34%)	5.11%	2.73%	11.38%	(4.76%)	7.76%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$16,210	$24,126	$8,564	$6,451	$6,343	$1,051
Ratios to average net assets:
Net investment income (loss)	2.37%	2.24%	2.53%	3.23%	3.35%	3.37%
Total expenses	0.83%	0.84%	0.89%	0.97%	0.93%	0.86%
Net expenses[d,h]	0.57%	0.56%	0.56%	0.58%	0.57%	0.55%
Portfolio turnover rate	17%	61%	80%	173%	91%	121%

†

Effective January 13, 2012, the Fund acquired all of the assets and liabilities of the TS&W/Claymore Tax-Advantage Balanced Fund (“TYW”), a registered closed-end management investment company. The A-Class financial highlights for the periods prior to that date reflect performance of TYW.

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Prior to January 13, 2012, the Fund’s fiscal year end was December 31. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net expense information reflects the expense ratios after expense waivers.
[e]	Since commencement of operations: January 13, 2012. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratios for the years would be:

	03/31/17	09/30/16	09/30/15	09/30/14
A-Class	0.80%	0.80%	0.80%	0.80%
C-Class	1.55%	1.55%	1.55%	1.54%
P-Class	0.80%	0.78%	0.81%	—
Institutional Class	0.55%	0.55%	0.55%	0.55%

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 2.25% for the Limited Duration Fund and 4.00% for the remaining Funds. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares previously offered have been converted to A-Class shares effective August 8, 2015 for the funds in the Trust. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2017, the Trust consisted of nineteen funds.

As of January 1, 2012, A-Class, C-Class, P-Class and Institutional Class shares of High Yield Fund are subject to a 2% redemption fee when shares are redeemed or exchanged within 90 days of purchase.

This report covers the Diversified Income Fund, High Yield Fund, Investment Grade Bond Fund, Limited Duration Fund, and Municipal Income Fund (the “Funds”), each a diversified investment company. Only A-Class, C-Class, P-Class and Institutional Class shares had been issued by the Funds.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities. Guggenheim Partners Investment Management (“GPIM”), an affiliate of GI, serves as investment sub-advisor (the “Sub-Advisor”) to the Municipal Income Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Funds is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Funds (the “Board”) has adopted policies and procedures for the valuation of the Funds’ investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds’ securities and/or other assets.

Valuations of the Funds’ securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds’ officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity.

C. Senior loans in which the Funds invest generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2017.

D. The Funds may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Funds actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Funds will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

G. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

H. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. The Funds declare dividends from investment income daily except Diversified Income Fund, which declares montly. Each Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Under the fee arrangement with the custodian, the Funds may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2017, there were no earnings credits received.

L. The Funds may leave cash overnight in their cash account with the custodian. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.82% at March 31, 2017.

M. The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments. The Funds do not isolate that portion of the results of

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of Securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

N. Under the Funds’ organizational documents, the Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of their investment strategy, the Funds utilize a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Funds’ use, and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Investment Grade Bond Fund	Duration, Hedge	450

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables represent the Funds’ use and activity of options written for the period ended March 31, 2017:

Fund	Use	Average Notional
Investment Grade Bond Fund	Duration, Hedge	$450

Written Call Options
Investment Grade Bond Fund
	Number of contracts	Premium amount
Balance at September 30, 2016	—	$—
Options Written	1,798	163,618
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—
Balance at March 31, 2017	1,798	$163,618

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Intermediate Bond Fund	Duration, Hedge	$—	$1,550,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Funds may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Funds’ use, and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
High Yield Fund	Hedge	$14,901,412	$683,859
Investment Grade Bond Fund	Hedge	270,343	—
Limited Duration Fund	Hedge, Income	23,574,279	—

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts
Interest rate contracts	Unrealized appreciation on swap agreements	Unrealized appreciation on swap agreements

The following table sets forth the fair value of the Funds’ derivative investments categorized by primary risk exposure at March 31, 2017:

Asset Derivative Investments Value
Fund	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2017
High Yield Fund	$—	$—	$11,568	$11,568
Investment Grade Bond Fund	—	481,864	—	481,864
Limited Duration Fund	—	—	704,787	704,787

Liability Derivative Investments Value
Fund	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2017
High Yield Fund	$—	$—	$(215,032)	$215,032
Investment Grade Bond Fund	260,710	—	(7,260)	267,970
Limited Duration Fund	—	—	(675,261)	675,261

The following is a summary of the location of derivative investments on the Funds’ Statements of Operations for the period ended March 31, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Interest rate contracts	Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Currency contracts	Net realized gain (loss) on options purchased Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statements of Operations categorized by primary risk exposure for the period ended March 31, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total
High Yield Fund	$—	$—	$—	$515,316	$515,316
Investment Grade Bond Fund	3,618	—	—	14,234	17,852
Limited Duration Fund	—	—	—	(173,066)	(173,066)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statements of Operations
Fund	Swaps Equity Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total
High Yield Fund	$—	$—	$—	$(287,104)	$(287,104)
Investment Grade Bond Fund	—	(97,092)	167,214	(7,260)	62,862
Limited Duration Fund	—	—	—	29,526	29,526

In conjunction with the use of short sales and derivative instruments, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Funds.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Funds pay GI investment advisory fees calculated at the annualized rates below, based on the average daily net assets of the Funds:

Fund	Management Fees (as a % of Net Assets)
Diversified Income Fund	0.75%
High Yield Fund	0.60%
Investment Grade Bond Fund	0.50%*
Limited Duration Fund	0.45%
Municipal Income Fund	0.50%

*

At a meeting that occurred on November 16, 2016, the Board approved to add an advisory fee breakpoint (“breakpoint”) to the Investment Grade Bond Fund (the “Fund”).

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets of the Fund. Effective January 30, 2017, a breakpoint of 5 basis points (0.05%) on average daily net assets above $5 billion will apply to the Fund’s advisory fees.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds have adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of each Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of each Fund’s C-Class shares.

The investment advisory contracts for the following Funds provide that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Diversified Income Fund — A-Class*	1.30%	01/29/16	02/01/18
Diversified Income Fund — C-Class**	2.05%	01/29/16	02/01/18
Diversified Income Fund — P-Class**	1.30%	01/29/16	02/01/18
Diversified Income Fund — Institutional Class**	1.05%	01/29/16	02/01/18
High Yield Fund — A-Class	1.16%	11/30/12	02/01/18
High Yield Fund — C-Class	1.91%	11/30/12	02/01/18
High Yield Fund — P-Class*	1.16%	05/01/15	02/01/18
High Yield Fund — Institutional Class	0.91%	11/30/12	02/01/18
Investment Grade Bond Fund — A-Class	1.00%	11/30/12	02/01/18
Investment Grade Bond Fund — C-Class	1.75%	11/30/12	02/01/18
Investment Grade Bond Fund — P-Class*	1.00%	05/01/15	02/01/18
Investment Grade Bond Fund — Institutional Class	0.75%	11/30/12	02/01/18
Limited Duration Fund — A-Class	0.80%	12/01/13	02/01/18
Limited Duration Fund — C-Class	1.55%	12/01/13	02/01/18
Limited Duration Fund — P-Class*	0.80%	05/01/15	02/01/18
Limited Duration Fund — Institutional Class	0.55%	12/01/13	02/01/18
Municipal Income Fund — A-Class	0.80%	11/30/12	02/01/18
Municipal Income Fund — C-Class	1.55%	11/30/12	02/01/18
Municipal Income Fund — P-Class*	0.80%	05/01/15	02/01/18
Municipal Income Fund — Institutional Class	0.55%	11/30/12	02/01/18

*	Since the commencement of operations: May 1, 2015
**	Since the commencement of operations: January 29, 2016

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2017, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020	Fund Total
Diversified Income Fund
A-Class	$—	$—	$1,574	$798	$2,372
C-Class	—	—	1,435	775	2,210
P-Class	—	—	1,339	699	2,038
Institutional Class	—	—	61,811	27,353	89,164
High Yield Fund
A-Class	$7,489	$54,498	$12,450	$—	$74,437
C-Class	611	9,486	4,537	—	14,634
P-Class	—	—	—	968	968
Institutional Class	—	—	11,528	1,290	12,818
Investment Grade Bond Fund
A-Class	$63,932	$109,791	$73,385	$—	$247,108
C-Class	16,068	40,125	35,023	2,491	93,707
P-Class	—	49	—	1,976	2,024
Institutional Class	—	—	—	—	—

90 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020	Fund Total
Limited Duration Fund
A-Class	$9,855	$66,925	$171,814	$61,024	$309,618
C-Class	1,263	5,382	31,279	15,598	53,522
P-Class	—	338	1,840	2,527	4,705
Institutional Class	75,595	107,741	287,680	59,157	530,173
Municipal Income Fund
A-Class	$106,674	$181,845	$178,718	$66,985	$534,222
C-Class	1,992	6,114	13,957	7,188	29,251
P-Class	—	96	169	287	552
Institutional Class	13,794	26,091	36,640	26,836	103,362

For the period ended March 31, 2017, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period March 31, 2017, the Diversified Income Fund and Limited Duration Fund waived $15,382and $25,290, respectively, related to investments in affiliated funds.

For the period ended March 31, 2017, GFD retained sales charges of $712,076 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

At March 31, 2017, GI and its affiliates owned over twenty percent of the outstanding shares of the Funds, as follows:

Fund	Percent of Oustanding Shares Owned
Diversified Income Fund	99%
Investment Grade Bond Fund	40%

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Independent pricing services are used to value a majority of the Funds’ investments. When values are not available from a pricing service, they may be computed by the Funds’ investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Funds’ assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Funds’ assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Funds may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security. Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Reverse Repurchase Agreements

Each of the Funds may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

For the period ended March 31, 2017, the following Funds entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at March 31, 2017	Average Balance Outstanding	Average Interest Rate
High Yield Fund	182	$60,538,766	$29,105,157	1.1%
Investment Grade Bond Fund	140	793,350	17,787,857	0.1%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statements of Assets of Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset In the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
High Yield Fund	Reverse repurchase agreements	$60,538,766	$—	$60,538,766	$60,538,766	$—	$—
Investment Grade Bond Fund	Reverse repurchase agreements	793,350	—	793,350	793,350	—	—

92 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of period-end, aggregated by asset class of the related collateral pledged by the Fund:

	Overnight and Continuous	Up to 30 days	Total
Investment Grade Bond Fund
U.S. Treasury Bond	$—	$793,350	$793,350
Gross amount of recognized liabilities for reverse repurchase agreements	—	793,350	793,350

High Yield Fund
Corporate Bonds	$187,500	$60,351,266	$60,538,766
Gross amount of recognized liabilities for reverse repurchase agreements	187,500	60,351,266	60,538,766

6. Federal Income Tax Information

The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds’ financial statements. The Funds’ federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Diversified Income Fund	$5,321,931	$387,519	$(10,934)	$376,585
High Yield Fund	388,223,906	11,258,250	(7,553,147)	3,705,103
Investment Grade Bond Fund	323,651,844	4,863,139	(7,849,042)	(2,985,903)
Limited Duration Fund	1,538,519,050	8,440,398	(4,245,903)	4,194,495
Municipal Income Fund	51,513,375	1,124,538	(884,209)	240,329

7. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Diversified Income Fund	$2,024,061	$1,877,170
High Yield Fund	193,130,871	124,099,319
Investment Grade Bond Fund	147,467,962	88,435,997
Limited Duration Fund	902,399,417	226,920,741
Municipal Income Fund	9,208,571	22,635,787

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the year ended March 31, 2017, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Investment Grade Bond	$49,176,560	$46,810,172

The Funds are permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Funds engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
High Yield Fund	$18,972,125	$2,569,563	$123,786
Investment Grade Bond Fund	1,244,420	1,215,531	56,462
Limited Duration Fund	1,104,708	1,287,359	111,049

8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Funds may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended March 31, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 09/30/16	Additions	Reductions	Value 03/31/17	Shares 03/31/17	Investment Income	Realized Gain (Loss)
Diversified Income Fund
Guggenheim Floating Rate Strategies Fund - Institutional Class	$1,155,330	$1,822	$(1,158,038)	$—	—	$2,027	$29,329
Guggenheim High Yield Fund - Institutional Class	1,189,250	602,240	(33,000)	1,791,813	192,875	56,086	227
Guggenheim Investment Grade Bond Fund - Institutional Class	1,106,383	30,324	(335,000)	787,387	43,168	—	(229)
Guggenheim Limited Duration Fund - Institutional Class	382,050	1,366,041	—	1,371,710	55,467	3,326	—
Guggenheim Risk Managed Real Estate Fund - Institutional Class	262,695	9,631	—	268,551	9,344	3,206	6,424
Guggenheim S&P High Income Infrastructure ETF	565,983	—	—	585,914	21,275	16,360	—
Guggenheim World Equity Income Fund - Institutional Class	327,003	3,954	—	344,603	24,597	3,998	—
	$4,988,694	$2,014,012	$(1,526,038)	$5,149,978		$85,003	$35,751

94 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Affiliated issuers by Fund	Value 09/30/16	Additions	Reductions	Value 03/31/17	Shares 03/31/17	Investment Income	Realized Gain (Loss)
Limited Duration Fund
Guggenheim Floating Rate Strategies Fund - Institutional Class	$1,283,886	$15,142,128	$—	$16,415,673	629,435	$139,497	$—
Guggenheim Strategy Fund I	12,071,811	1,856,047	(1,000,000)	12,957,662	517,272	105,604	5,998
Guggenheim Strategy Fund II	5,047,051	7,109,487	—	12,180,825	487,233	108,680	—
Guggenheim Strategy Fund III	—	7,017,525	—	7,021,027	280,729	16,625	—
	$18,402,748	$31,125,187	$(1,000,000)	$48,575,187		$370,406	$5,998

9. Loan Commitments

Pursuant to the terms of certain loan agreements, certain Funds held unfunded loan commitments as of March 31, 2017. The Funds are obligated to fund these loan commitments at the borrower’s discretion.

Borrower	Maturity Date	Face Amount	Value
High Yield Fund
Acosta, Inc.	09/26/19	$844,444	$55,935
Acrisure LLC	11/22/23	36,508	—
Advantage Sales & Marketing LLC	07/25/19	660,000	39,348
AMC Entertainment Holdings, Inc.	04/30/17	2,700,000	—
BBB Industries, LLC	11/04/19	1,000,000	71,736
CH Hold Corp.	08/01/17	95,455	157
Epicor Software	06/01/20	1,000,000	78,760
Eyemart Express	12/18/19	600,000	39,524
Go Daddy Operating Company LLC	12/12/17	1,458,559	—
Hillman Group, Inc.	06/30/19	1,000,000	48,889
Learning Care Group (US), Inc.	05/05/19	500,000	35,747
Moss Creek Resources LLC	03/29/22	450,000	—
National Technical Systems	06/12/21	250,000	21,865
Oberthur Technologies of America Corp.	01/10/24	618,421	—
Packaging Coordinators Midco, Inc.	07/01/21	1,384,615	147,173
Pro Mach Group, Inc.	10/22/19	900,000	55,514
PT Intermediate Holdings III, LLC	06/23/22	217,083	19,713
Signode Industrial Group US, Inc.	05/01/19	1,800,000	93,501
Solera LLC	03/03/21	250,000	27,596
Wencor Group	06/19/19	716,154	37,206
		$16,481,239	$772,664

10. Line of Credit

The Trust, with the exception of Capital Stewardship Fund, and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed, with an increased commitment amount to $1,000,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 0.82% at March 31, 2017, plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2017.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

11. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Funds’ policy that their custodian takes possession of the underlying collateral. The collateral is in the possession of the Funds’ custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Fund	Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Limited Duration Bond Fund	Mizuho Securities LLC			Countrywide Asset-Backed Certificate
	1.75%			5.57%
	Due 06/06/17	$15,020,000	$15,076,655	05/25/36	$6,800,000	$7,468,526

				HarborView Mortgage Loan Trust
				0.00%
				03/19/37	46,400,000	20,074,391

				Option One Mortgage Loan Trust
				0.00%
				02/25/37	42,500,000	26,052,516
					95,700,000	53,595,432

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

96 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

12. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Cost	Value
High Yield Fund	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	$139,296	$24,974

Investment Grade Bond Fund	GMAC Commercial Mortgage Asset Corp.
	6.11% due 08/10/52	10/07/16	1,743,937	1,532,365
	Northern Group Housing LLC
	6.8% due 08/15/53	07/25/13	600,000	720,318
	Turbine Engines Securitization Ltd.
	5.13% due 12/13/48	11/27/13	650,509	650,281
	Woodbourne Capital Trust IV
	0.02%	01/20/06	954,589	568,357
	Woodbourne Capital Trust II
	0.02%	01/20/06	954,589	568,357
	Woodbourne Capital Trust III
	0.02%	01/20/06	954,589	567,693
	Woodbourne Capital Trust I
	0.02%	01/20/06	954,589	568,356
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	593,340	534,070
	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	300,000	344,935
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	366,102	371,262
	Capmark Military Housing Trust
	6.06% due 10/10/52	04/23/15	472,193	482,324
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	400,000	432,412
	Capmark Military Housing Trust
	5.75% due 02/10/52	09/18/14	331,819	327,641
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	200,000	200,000
	Copper River CLO Ltd.
	due 01/20/21	05/09/14	819,000	98,415
	TIG Holdings, Inc.
	8.6% due 01/15/27	06/29/05	29,353	30,600
			10,324,608	7,997,385
Limited Duration Bond Fund	Copper River CLO Ltd.
	due 01/20/21	05/09/14	585,000	70,296
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	375,036	44,954
			960,036	115,250

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

13. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statements of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Asset	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Asset Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
High Yield Fund	Forward foreign currency exchange contracts	$11,568	$—	$11,568	$—	$—	$11,568
Limited Duration Fund	Forward foreign currency exchange contracts	704,787	—	704,787	155,945	—	548,842

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
High Yield Fund	Forward foreign currency exchange contracts	$215,032	$—	$215,032	$—	$—	$215,032
Investment Grade Bond Fund	Forward foreign currency exchange contracts	7,260	—	7,260	—	—	7,260
Limited Duration Fund	Forward foreign currency exchange contracts	675,261	—	675,261	155,945	295,000	224,316

98 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

14. Legal Proceedings

Motors Liquidation Company

On or about June of 2015, the Guggenheim High Yield Fund was served and became a party to the case entitled Official Committee of Unsecured Creditors of Motors Liquidation Company v. JPMorgan Chase Bank, N.A., et al., Adversary Proceeding No. 09-00504 (MG) (Bankr. S.D.N.Y.), brought by the Motors Liquidation Avoidance Action Trust (the “Motors Trust”). The lawsuit was initially filed in the United States Bankruptcy Court for the Southern District of New York on July 31, 2009 by the Official Committee of Unsecured Creditors of Motors Liquidation Company (f/k/a General Motors) against the former holders of an approximately $1.5 billion term loan issued pursuant to a term loan agreement, dated as of November 29, 2006 (the “Term Loan”), between General Motors, as borrower, JPMorgan Chase Bank, N.A., as administrative agent (“JPMorgan”), and various institutions as lenders, including the Guggenheim High Yield Fund (f/k/a Security Income Fund – High Yield Series). The Term Loan lenders received a full repayment of the Term Loan pursuant to a June 1, 2009 court order issued in connection with the General Motors chapter 11 bankruptcy filing. The plaintiff is seeking a court order that the lenders return at least a portion of the proceeds received in 2009 based on the contention that certain UCC financing statements securing the indebtedness due under the Term Loan were terminated (thus releasing collateral secured by the UCC financing statement), rendering the Term Loan under-secured or completely unsecured. As a result, the lawsuit alleges that the Term Loan lenders were unsecured creditors at the time General Motors filed for bankruptcy, and should not have been paid as fully secured creditors.

After being served, the Guggenheim High Yield Fund filed a motion to dismiss the lawsuit on November 19, 2015. On June 30, 2016, the Bankruptcy Court denied the motion to dismiss, holding that the orders extending the time to serve defendants were valid. On July 14, 2016, the Guggenheim High Yield Fund filed a motion for leave to file an interlocutory appeal of the Bankruptcy Court’s decision, which was denied on March 8, 2017.

On December 18, 2015, the Guggenheim High Yield Fund filed cross-claims against co-defendant JPMorgan related to JPMorgan’s actions as administrative agent in connection with the Term Loan and the termination of the UCC financing statements. The Guggenheim High Yield Fund and JPMorgan are exchanging discovery on the cross-claims.

On November 10, 2016, the Motors Trust filed a stipulation and proposed order dismissing its third claim for relief as set forth in its amended complaint, which was so Ordered on November 17, 2016.

On April 24, 2017, a trial commenced in the Bankruptcy Court for the Southern District of New York on the collateral status and valuation of 40 representative assets (the “Representative Asset Trial”). The evidentiary potion of the trial concluded on May 5, 2017, and closing arguments will be held on June 5, 2017.

The parties have agreed to attend a mediation in front of former District Court Judge Joseph J. Farnan in an attempt to consensually resolve the dispute. It is anticipated that the Bankruptcy Court’s decision in the Representative Asset Trial will inform the mediation.

This lawsuit does not allege any wrongdoing on the part of the Guggenheim High Yield Fund and the Fund intends to vigorously defend the matter. If the plaintiff is successful, it is reasonably possible that the Guggenheim High Yield Fund will be required to make payments in some amount (but not likely to exceed approximately $1,000,000), although the Fund may recover some or all of this amount from its cross-claims against co-defendant JPMorgan. At this stage of the proceedings, the Guggenheim High Yield Fund is unable to make a reliable prediction as to the outcome of this lawsuit or the affect, if any, on the Fund’s net asset value.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 99

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

100 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 101

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

102 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 103

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

104 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 105

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3.31.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Mid Cap Value Fund

GuggenheimInvestments.com	SBMCV-SEMI-0317x0917

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DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MID CAP VALUE FUND	8
NOTES TO FINANCIAL STATEMENTS	20
OTHER INFORMATION	27
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	28
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	35

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim Mid Cap Value Fund (the “Fund”) for the six-month period ended March 31, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2017

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500® (“S&P 500”) Index* set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.

Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.

Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly GDP growth appear stronger going forward.

Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.

On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the “Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.

Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2017

We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.

For the six months ended March 31, 2017, the S&P 500 Index* returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Mid Cap Value Fund
A-Class	1.31%	13.87%	$ 1,000.00	$ 1,138.70	$ 6.99
C-Class	2.14%	13.41%	1,000.00	1,134.10	11.39
P-Class	1.26%	13.85%	1,000.00	1,138.50	6.72

Table 2. Based on hypothetical 5% return (before expenses)
Mid Cap Value Fund
A-Class	1.31%	5.00%	$ 1,000.00	$ 1,018.40	$ 6.59
C-Class	2.14%	5.00%	1,000.00	1,014.26	10.75
P-Class	1.26%	5.00%	1,000.00	1,018.65	6.34

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]

Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2017

MID CAP VALUE FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	May 1, 1997
C-Class	January 29, 1999
P-Class	May 1, 2015

Ten Largest Holdings (% of Total Net Assets)
Zions Bancorporation	2.0%
KeyCorp	2.0%
WestRock Co.	1.8%
Wintrust Financial Corp.	1.8%
OGE Energy Corp.	1.6%
Alleghany Corp.	1.5%
Huntington Bancshares, Inc.	1.5%
Oshkosh Corp.	1.4%
UniFirst Corp.	1.4%
Gentex Corp.	1.4%
Top Ten Total	16.4%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
MID CAP VALUE FUND

	Shares	Value

COMMON STOCKS† - 99.0%

Financial - 32.2%
Zions Bancorporation	257,324	$10,807,608
KeyCorp	606,788	10,788,691
Wintrust Financial Corp.	136,985	9,468,403
Alleghany Corp.*	13,408	8,241,361
Huntington Bancshares, Inc.	599,471	8,026,917
Unum Group	152,454	7,148,568
Equity Commonwealth*	211,651	6,607,744
Popular, Inc.	161,294	6,569,505
Radian Group, Inc.	360,961	6,482,859
E*TRADE Financial Corp.*	176,549	6,159,795
First American Financial Corp.	144,078	5,659,384
Prosperity Bancshares, Inc.	76,194	5,311,484
Alexandria Real Estate Equities, Inc.	46,202	5,106,245
EastGroup Properties, Inc.	65,008	4,780,038
Sun Communities, Inc.	56,475	4,536,637
Howard Hughes Corp.*	37,553	4,403,089
Hanover Insurance Group, Inc.	46,262	4,166,356
EPR Properties	54,969	4,047,368
Assured Guaranty Ltd.	102,181	3,791,937
Cousins Properties, Inc.	450,768	3,727,851
First Merchants Corp.	92,831	3,650,115
First Industrial Realty Trust, Inc.	115,802	3,083,807
Lexington Realty Trust	305,773	3,051,615
Redwood Trust, Inc.	183,428	3,046,739
National Storage Affiliates Trust	127,313	3,042,781
DCT Industrial Trust, Inc.	62,198	2,992,968
IBERIABANK Corp.	37,822	2,991,720
CubeSmart	107,948	2,802,330
Piedmont Office Realty Trust, Inc. — Class A	129,331	2,765,097
Spirit Realty Capital, Inc.	268,225	2,717,119
Customers Bancorp, Inc.*	84,893	2,676,676
CoreCivic, Inc.	82,972	2,606,980
Camden Property Trust	30,148	2,425,708
Monogram Residential Trust, Inc.	234,338	2,336,350
PacWest Bancorp	41,599	2,215,563
Fulton Financial Corp.	108,522	1,937,118
Farmer Mac — Class C	27,313	1,572,409
Apartment Investment & Management Co. — Class A	28,602	1,268,499
Total Financial		173,015,434

Industrial - 17.4%
WestRock Co.	185,477	9,650,368
Oshkosh Corp.	113,034	7,753,002
Gentex Corp.	350,216	7,470,106
Corning, Inc.	261,760	7,067,520
Orbital ATK, Inc.	66,638	6,530,524
Kirby Corp.*	83,253	5,873,499
FLIR Systems, Inc.	128,731	4,670,361
Harris Corp.	41,737	4,644,076
Covenant Transportation Group, Inc. — Class A*	244,072	4,588,554
Crane Co.	56,455	4,224,528
ITT, Inc.	100,601	4,126,653
Scorpio Tankers, Inc.	877,137	3,894,488
Werner Enterprises, Inc.	145,448	3,810,738
Summit Materials, Inc. — Class A*	151,149	3,734,892
Owens Corning	47,516	2,916,057
Huntington Ingalls Industries, Inc.	14,417	2,886,860
Sonoco Products Co.	51,982	2,750,887
Valmont Industries, Inc.	17,605	2,737,578
Owens-Illinois, Inc.*	132,137	2,692,952
Fabrinet*	38,100	1,601,343
Total Industrial		93,624,986

Consumer, Non-cyclical - 12.6%
Quest Diagnostics, Inc.	68,021	6,678,982
Bunge Ltd.	80,132	6,351,262

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MID CAP VALUE FUND

	Shares	Value

Emergent BioSolutions, Inc.*	196,152	$5,696,254
Navigant Consulting, Inc.*	243,235	5,560,352
Sanderson Farms, Inc.	47,871	4,970,925
Perrigo Company plc	74,614	4,953,623
United Rentals, Inc.*	33,153	4,145,783
Premier, Inc. — Class A*	124,090	3,949,785
Dermira, Inc.*	97,835	3,337,152
Acadia Healthcare Co., Inc.*	70,950	3,093,420
Dean Foods Co.	157,120	3,088,979
Sprouts Farmers Market, Inc.*	131,055	3,029,992
Akorn, Inc.*	122,633	2,953,003
HealthSouth Corp.	64,208	2,748,744
Hormel Foods Corp.	76,696	2,655,982
Molina Healthcare, Inc.*	56,288	2,566,733
Community Health Systems, Inc.*	205,820	1,825,623
Total Consumer, Non-cyclical		67,606,594

Utilities - 9.5%
OGE Energy Corp.	239,771	8,387,190
Black Hills Corp.	98,951	6,577,273
Ameren Corp.	113,039	6,170,799
Portland General Electric Co.	124,750	5,541,395
Pinnacle West Capital Corp.	62,742	5,231,428
Avista Corp.	123,279	4,814,045
UGI Corp.	92,499	4,569,450
AES Corp.	349,829	3,911,088
Calpine Corp.*	278,143	3,073,480
ONE Gas, Inc.	43,958	2,971,561
Total Utilities		51,247,709

Technology - 8.0%
Micron Technology, Inc.*	244,873	7,076,830
Lam Research Corp.	44,542	5,717,411
CSRA, Inc.	164,143	4,807,748
Cray, Inc.*	211,248	4,626,331
Analog Devices, Inc.	53,862	4,413,991
Qorvo, Inc.*	62,174	4,262,649
IXYS Corp.	290,974	4,233,672
Maxwell Technologies, Inc.*	578,897	3,363,392
Photronics, Inc.*	282,080	3,018,256
Western Digital Corp.	19,028	1,570,381
Total Technology		43,090,661

Consumer, Cyclical - 7.5%
UniFirst Corp.	53,152	7,518,351
PVH Corp.	63,791	6,600,455
DR Horton, Inc.	192,435	6,410,010
Goodyear Tire & Rubber Co.	128,617	4,630,212
CalAtlantic Group, Inc.	84,934	3,180,778
Deckers Outdoor Corp.*	46,980	2,806,115
PACCAR, Inc.	40,635	2,730,672
JetBlue Airways Corp.*	126,845	2,614,275
AutoNation, Inc.*	58,106	2,457,303
Williams-Sonoma, Inc.	27,869	1,494,336
Total Consumer, Cyclical		40,442,507

Energy - 6.3%
Marathon Oil Corp.	339,473	5,363,673
Whiting Petroleum Corp.*	443,521	4,195,709
Oceaneering International, Inc.	152,371	4,126,207
MRC Global, Inc.*	201,830	3,699,544
Chesapeake Energy Corp.*	573,154	3,404,535
Rowan Companies plc — Class A*	202,999	3,162,724
Oasis Petroleum, Inc.*	216,589	3,088,559
Tesoro Corp.	30,706	2,489,028
Western Refining, Inc.	70,909	2,486,779
Gulfport Energy Corp.*	90,204	1,550,607
Total Energy		33,567,365

Basic Materials - 2.8%
Reliance Steel & Aluminum Co.	68,300	5,465,365
Westlake Chemical Corp.	46,660	3,081,893
Nucor Corp.	47,415	2,831,624

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MID CAP VALUE FUND

	Shares	Value

Olin Corp.	80,373	$2,641,861
Newmont Mining Corp.	36,448	1,201,326
Total Basic Materials		15,222,069

Communications - 2.7%
Scripps Networks Interactive, Inc. — Class A	74,029	5,801,652
DigitalGlobe, Inc.*	123,682	4,050,586
Infinera Corp.*	322,488	3,299,052
NeoPhotonics Corp.*	125,678	1,132,359
Total Communications		14,283,649

Total Common Stocks
(Cost $439,666,064)		532,100,974

CONVERTIBLE PREFERRED STOCKS††† - 0.0%**
Thermoenergy Corp. *,1,3	858,334	10
Total Convertible Preferred Stocks
(Cost $819,654)		10

SHORT-TERM INVESTMENTS† - 1.6%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.50%[2]	8,425,177	8,425,177
Total Short-Term Investments
(Cost $8,425,177)		8,425,177

Total Investments - 100.6%
(Cost $448,910,895)		$540,526,161
Other Assets & Liabilities, net - (0.6)%		(3,421,928)
Total Net Assets - 100.0%		$537,104,233

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]

PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[2]	Rate indicated is the 7 day yield as of March 31, 2017.
[3]	Illiquid security.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
MID CAP VALUE FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$532,100,974	$—	$—	$532,100,974
Convertible Preferred Stocks	—	—	10	10
Short Term Investments	8,425,177	—	—	8,425,177
Total	$540,526,151	$—	$10	$540,526,161

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MID CAP VALUE FUND

March 31, 2017

Assets:
Investments, at value (cost $448,910,895)	$540,526,161
Prepaid expenses	39,573
Cash	9,941
Receivables:
Securities sold	6,063,698
Fund shares sold	342,800
Dividends	597,015
Foreign taxes reclaim	13,049
Total assets	547,592,237

Liabilities:
Payable for:
Securities purchased	8,027,594
Fund shares redeemed	1,028,145
Management fees	345,819
Transfer agent/maintenance fees	239,841
Distribution and service fees	177,326
Trustees’ fees*	39,277
Fund accounting/administration fees	36,888
Miscellaneous	593,114
Total liabilities	10,488,004
Net assets	$537,104,233

Net assets consist of:
Paid in capital	$409,975,001
Undistributed net investment income	106,708
Accumulated net realized gain on investments	35,407,258
Net unrealized appreciation on investments	91,615,266
Net assets	$537,104,233

A-Class:
Net assets	$433,238,783
Capital shares outstanding	12,972,533
Net asset value per share	$33.40
Maximum offering price per share (Net asset value divided by 95.25%)	$35.07

C-Class:
Net assets	$95,991,059
Capital shares outstanding	3,845,481
Net asset value per share	$24.96

P-Class:
Net assets	$7,874,391
Capital shares outstanding	237,274
Net asset value per share	$33.19

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STATEMENT OF OPERATIONS (Unaudited)
MID CAP VALUE FUND

Period Ended March 31, 2017

Investment Income:
Dividends (net of foreign withholding tax of $10,034)	$4,025,593
Interest	8,499
Total investment income	4,034,092

Expenses:
Management fees	2,171,973
Transfer agent/maintenance fees
A-Class	252,014
C-Class	92,690
P-Class	2,096
Distribution and service fees:
A-Class	539,266
C-Class	494,372
P-Class	5,998
Fund accounting/administration fees	214,867
Line of credit fees	52,327
Custodian fees	4,759
Trustees’ fees*	18
Miscellaneous	97,004
Total expenses	3,927,384
Net investment income	106,708

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$39,554,985
Net realized gain	39,554,985
Net change in unrealized appreciation (depreciation) on:
Investments	29,159,683
Net change in unrealized appreciation (depreciation)	29,159,683
Net realized and unrealized gain	68,714,668
Net increase in net assets resulting from operations	$68,821,376

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
MID CAP VALUE FUND

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$106,708	$4,724,687
Net realized gain on investments	39,554,985	17,533,078
Net change in unrealized appreciation (depreciation) on investments	29,159,683	53,021,430
Net increase in net assets resulting from operations	68,821,376	75,279,195

Distributions to shareholders from:
Net investment income
A-Class	(4,950,404)	—
C-Class	(780,189)	—
P-Class	(49,828)	—
Net realized gains
A-Class	(8,613,768)	(71,175,868)
C-Class	(2,669,531)	(23,558,203)
P-Class	(67,525)	(15,730)
Total distributions to shareholders	(17,131,245)	(94,749,801)

Capital share transactions:
Proceeds from sale of shares
A-Class	25,695,371	32,844,791
C-Class	4,072,136	5,397,137
P-Class	5,959,376	4,471,143
Distributions reinvested
A-Class	12,673,544	65,228,180
C-Class	3,069,526	20,922,534
P-Class	117,352	15,730
Cost of shares redeemed
A-Class	(55,223,772)	(156,281,880)
C-Class	(18,466,479)	(45,239,145)
P-Class	(1,965,576)	(1,301,763)
Net decrease from capital share transactions	(24,068,522)	(73,943,273)
Net increase (decrease) in net assets	27,621,609	(93,413,879)

Net assets:
Beginning of period	509,482,624	602,896,503
End of period	$537,104,233	$509,482,624
Undistributed net investment income at end of period	$106,708	$5,780,421

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MID CAP VALUE FUND

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	806,607	1,179,023
C-Class	171,206	256,114
P-Class	184,564	157,411
Shares issued from reinvestment of distributions
A-Class	398,539	2,398,977
C-Class	128,809	1,015,657
P-Class	3,715	581
Shares redeemed
A-Class	(1,708,831)	(5,552,921)
C-Class	(763,920)	(2,098,789)
P-Class	(64,421)	(46,438)
Net decrease in shares	(843,732)	(2,690,385)

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012
Per Share Data
Net asset value, beginning of period	$30.27	$30.86	$37.73	$38.15	$33.05	$27.13
Income (loss) from investment operations:
Net investment income (loss)[b]	.03	.30	.06	.03	.04	(.07)
Net gain (loss) on investments (realized and unrealized)	4.12	3.95	(2.24)	2.04	8.59	6.54
Total from investment operations	4.15	4.25	(2.18)	2.07	8.63	6.47
Less distributions from:
Net investment income	(.37)	—	—	—	—	—
Net realized gains	(.65)	(4.84)	(4.69)	(2.49)	(3.53)	(.55)
Total distributions	(1.02)	(4.84)	(4.69)	(2.49)	(3.53)	(.55)
Net asset value, end of period	$33.40	$30.27	$30.86	$37.73	$38.15	$33.05

Total Return[c]	13.87%	15.51%	(6.83%)	5.52%	28.93%	24.13%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$433,239	$407,883	$476,792	$1,017,208	$1,038,762	$903,221
Ratios to average net assets:
Net investment income (loss)	0.19%	1.04%	0.18%	0.08%	0.11%	(0.22%)
Total expenses[f]	1.31%[g]	1.49%	1.42%	1.39%	1.39%	1.46%
Portfolio turnover rate	31%	52%	84%	35%	23%	19%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

FINANCIAL HIGHLIGHTS (continued)
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012
Per Share Data
Net asset value, beginning of period	$22.78	$24.54	$31.14	$32.13	$28.57	$23.68
Income (loss) from investment operations:
Net investment income (loss)[b]	(.07)	.06	(.15)	(.21)	(.18)	(.25)
Net gain (loss) on investments (realized and unrealized)	3.08	3.02	(1.76)	1.71	7.27	5.69
Total from investment operations	3.01	3.08	(1.91)	1.50	7.09	5.44
Less distributions from:
Net investment income	(.18)	—	—	—	—	—
Net realized gains	(.65)	(4.84)	(4.69)	(2.49)	(3.53)	(.55)
Total distributions	(.83)	(4.84)	(4.69)	(2.49)	(3.53)	(.55)
Net asset value, end of period	$24.96	$22.78	$24.54	$31.14	$32.13	$28.57

Total Return[c]	13.41%	14.64%	(7.49%)	4.74%	27.98%	23.28%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$95,991	$98,176	$126,047	$192,942	$219,695	$191,249
Ratios to average net assets:
Net investment income (loss)	(0.61%)	0.27%	(0.53%)	(0.65%)	(0.62%)	(0.92%)
Total expenses[f]	2.14%[g]	2.27%	2.12%	2.12%	2.12%	2.17%
Portfolio turnover rate	31%	52%	84%	35%	23%	19%

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
MID CAP VALUE FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015[d]
Per Share Data
Net asset value, beginning of period	$30.18	$30.77	$33.91
Income (loss) from investment operations:
Net investment income (loss)[b]	— [e]	.14	.10
Net gain (loss) on investments (realized and unrealized)	4.13	4.11	(3.24)
Total from investment operations	4.13	4.25	(3.14)
Less distributions from:
Net investment income	(.47)	—	—
Net realized gains	(.65)	(4.84)	—
Total distributions	(1.12)	(4.84)	—
Net asset value, end of period	$33.19	$30.18	$30.77

Total Return[c]	13.85%	15.61%	(9.26%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$7,874	$3,423	$57
Ratios to average net assets:
Net investment income (loss)	0.02%	0.48%	0.71%
Total expenses[f]	1.26%[g]	1.32%	1.32%
Portfolio turnover rate	31%	52%	84%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[e]	Net investment income is less than $0.01 per share.
[f]	Does not include expenses of the underlying funds in which the fund invests.
[g]	Total expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, operating expense ratio for the periods would be:

03/31/17
A-Class	1.30%
C-Class	2.12%
P-Class	1.24%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2017, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Mid Cap Value Fund (the “Fund”), a diversified investment company. Only A-Class, C-Class and P-Class shares had been issued by the Fund.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2017, there were no earnings credits received.

F. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.82% at March 31, 2017.

G. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, effective February 1, 2017, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund. Prior to February 1, 2017, the Fund paid GI investment advisory fees calculated at 1.00% of the average daily net assets of $200 million or less and 0.75% of the average daily net assets of the Fund in excess of $200 million.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contracts for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Mid Cap Value Fund – A-Class	1.42%	01/30/17	02/01/18
Mid Cap Value Fund – C-Class	2.12%	01/30/17	02/01/18
Mid Cap Value Fund – P-Class	1.32%	01/30/17	02/01/18

During the period ended March 31, 2017, no fees were waived or amounts recouped by GI.

For the period ended March 31, 2017, GFD retained sales charges of $356,038 relating to sales of A-Class shares of the Trust.

At March 31, 2017, GI and its affiliates owned twenty-two percent of the outstanding shares of the Fund.

Certain trustees and officers of the Trust are also officers of GI and GFD.

On October 4, 2016, Rydex Fund Services, LLC (“RFS”) was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of GI. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change had no impact on the financial statements of the Trust.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUIS acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Mid Cap Value Fund	$449,353,014	$105,615,322	$(14,442,175)	$91,173,147

5. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Mid Cap Value Fund	$164,878,224	$209,901,554

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

6. Line of Credit

The Trust, with the exception of Capital Stewardship Fund, and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed, with an increased commitment amount to $1,000,000,000. A Fund may draw (borrow) from the line of credit as a temporary

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 0.82% at March 31, 2017, plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2017.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

7. Other Liabilities

The Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September, 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2017.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded in miscellaneous payables by the Fund as of March 31, 2017, was $473,594.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Re-source Partners, LLC (2002-present). Former: Peabody Energy Company (2003-Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95

Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230

Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds’ Investment Manager and/or the parent of the Investment Manager.

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016

Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014

Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016

Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital In-vestment Management (2007-2009).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)

Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014

Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012

Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015

Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014

Current: Director, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014

Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014

Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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3.31.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Mid Cap Value Institutional Fund

GuggenheimInvestments.com	SBMCVI-SEMI-0317x0917

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MID CAP VALUE INSTITUTIONAL FUND	8
NOTES TO FINANCIAL STATEMENTS	16
OTHER INFORMATION	23
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	24
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	31

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2017

Dear Shareholder:

Security Investors, LLC (the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim Mid Cap Value Institutional Fund (the “Fund”) for the six-month period ended March 31, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Fund. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2017

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500®(“S&P 500”) Index* set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.

Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.

Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly GDP growth appear stronger going forward.

Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.

On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the “Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.

Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2017

We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.

For the six months ended March 31, 2017, the S&P 500 Index returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Mid Cap Value Institutional Fund	1.11%	13.68%	$ 1,000.00	$ 1,136.80	$ 5.91

Table 2. Based on hypothetical 5% return (before expenses)
Mid Cap Value Institutional Fund	1.11%	5.00%	$ 1,000.00	$ 1,019.40	$ 5.59

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2017

MID CAP VALUE INSTITUTIONAL FUND

OBJECTIVE: Seeks long-term growth of capital.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: July 11, 2008

Ten Largest Holdings (% of Total Net Assets)
Zions Bancorporation	2.0%
KeyCorp	2.0%
WestRock Co.	1.8%
Wintrust Financial Corp.	1.8%
OGE Energy Corp.	1.6%
Alleghany Corp.	1.5%
Huntington Bancshares, Inc.	1.5%
Oshkosh Corp.	1.5%
UniFirst Corp.	1.4%
Gentex Corp.	1.4%
Top Ten Total	16.5%

“Ten Largest Holdings” excludes any temporary cash investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

COMMON STOCKS† - 99.2%

Financial - 32.4%
Zions Bancorporation	37,688	$1,582,896
KeyCorp	88,707	1,577,209
Wintrust Financial Corp.	20,104	1,389,588
Alleghany Corp.*	1,951	1,199,201
Huntington Bancshares, Inc.	87,717	1,174,531
Unum Group	22,376	1,049,211
Equity Commonwealth*	32,048	1,000,538
Popular, Inc.	23,633	962,572
Radian Group, Inc.	52,807	948,414
E*TRADE Financial Corp.*	25,761	898,801
First American Financial Corp.	21,121	829,633
EPR Properties	11,203	824,877
Prosperity Bancshares, Inc.	11,212	781,589
Alexandria Real Estate Equities, Inc.	6,798	751,315
EastGroup Properties, Inc.	9,502	698,683
Sun Communities, Inc.	8,110	651,476
Howard Hughes Corp.*	5,529	648,275
Hanover Insurance Group, Inc.	6,909	622,225
Assured Guaranty Ltd.	14,874	551,974
Cousins Properties, Inc.	60,892	503,577
First Merchants Corp.	12,587	494,921
IBERIABANK Corp.	5,534	437,739
First Industrial Realty Trust, Inc.	16,356	435,560
Lexington Realty Trust	42,846	427,603
Redwood Trust, Inc.	25,727	427,325
National Storage Affiliates Trust	17,833	426,209
DCT Industrial Trust, Inc.	8,668	417,104
Spirit Realty Capital, Inc.	39,026	395,333
Customers Bancorp, Inc.*	12,356	389,585
CoreCivic, Inc.	12,247	384,801
CubeSmart	14,665	380,703
Piedmont Office Realty Trust, Inc. — Class A	17,491	373,958
Camden Property Trust	4,414	355,151
Monogram Residential Trust, Inc.	32,985	328,860
PacWest Bancorp	6,045	321,957
Fulton Financial Corp.	15,774	281,566
Farmer Mac — Class C	3,849	221,587
Apartment Investment & Management Co. — Class A	3,928	174,207
Total Financial		25,320,754

Industrial - 17.5%
WestRock Co.	27,698	1,441,127
Oshkosh Corp.	16,582	1,137,359
Gentex Corp.	51,145	1,090,923
Corning, Inc.	38,464	1,038,528
Orbital ATK, Inc.	9,802	960,596
Kirby Corp.*	12,165	858,240
Harris Corp.	6,129	681,974
FLIR Systems, Inc.	18,749	680,214
Covenant Transportation Group, Inc. — Class A*	34,396	646,645
Crane Co.	8,266	618,544
ITT, Inc.	14,828	608,245
Scorpio Tankers, Inc.	127,724	567,095
Werner Enterprises, Inc.	21,317	558,505
Summit Materials, Inc. — Class A*	22,313	551,355
Owens Corning	6,963	427,319
Huntington Ingalls Industries, Inc.	2,041	408,690
Sonoco Products Co.	7,722	408,648
Valmont Industries, Inc.	2,561	398,236
Owens-Illinois, Inc.*	19,214	391,581
Fabrinet*	5,355	225,071
Total Industrial		13,698,895

Consumer, Non-cyclical - 12.5%
Quest Diagnostics, Inc.	9,942	976,204
Bunge Ltd.	11,904	943,511

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

Emergent BioSolutions, Inc.*	28,868	$838,327
Navigant Consulting, Inc.*	34,459	787,733
Sanderson Farms, Inc.	7,014	728,334
Perrigo Company plc	10,943	726,506
United Rentals, Inc.*	4,866	608,493
Premier, Inc. — Class A*	18,201	579,338
Dermira, Inc.*	13,835	471,912
Acadia Healthcare Co., Inc.*	10,395	453,222
Dean Foods Co.	22,883	449,880
Akorn, Inc.*	17,856	429,972
Sprouts Farmers Market, Inc.*	18,101	418,495
HealthSouth Corp.	9,100	389,571
Hormel Foods Corp.	11,168	386,748
Molina Healthcare, Inc.*	8,372	381,763
Community Health Systems, Inc.*	27,961	248,014
Total Consumer, Non-cyclical		9,818,023

Utilities - 9.6%
OGE Energy Corp.	35,196	1,231,157
Black Hills Corp.	14,469	961,754
Ameren Corp.	16,544	903,137
Portland General Electric Co.	18,098	803,913
Pinnacle West Capital Corp.	9,180	765,428
Avista Corp.	18,137	708,250
UGI Corp.	13,467	665,270
AES Corp.	51,253	573,009
Calpine Corp.*	40,459	447,072
ONE Gas, Inc.	6,224	420,742
Total Utilities		7,479,732

Technology - 8.0%
Micron Technology, Inc.*	35,884	1,037,047
Lam Research Corp.	6,523	837,291
CSRA, Inc.	24,092	705,655
Cray, Inc.*	30,830	675,177
Analog Devices, Inc.	8,002	655,764
Qorvo, Inc.*	9,235	633,152
IXYS Corp.	40,633	591,210
Maxwell Technologies, Inc.*	81,428	473,097
Photronics, Inc.*	39,565	423,346
Western Digital Corp.	2,566	211,772
Total Technology		6,243,511

Consumer, Cyclical - 7.5%
UniFirst Corp.	7,802	1,103,592
PVH Corp.	9,348	967,238
DR Horton, Inc.	28,306	942,873
Goodyear Tire & Rubber Co.	18,937	681,732
CalAtlantic Group, Inc.	12,408	464,680
Deckers Outdoor Corp.*	6,835	408,255
PACCAR, Inc.	5,710	383,712
JetBlue Airways Corp.*	17,856	368,012
AutoNation, Inc.*	8,548	361,495
Williams-Sonoma, Inc.	3,910	209,654
Total Consumer, Cyclical		5,891,243

Energy - 6.2%
Marathon Oil Corp.	49,364	779,951
Oceaneering International, Inc.	22,727	615,447
Whiting Petroleum Corp.*	62,387	590,181
MRC Global, Inc.*	29,506	540,845
Chesapeake Energy Corp.*	80,388	477,505
Rowan Companies plc — Class A*	29,781	463,988
Oasis Petroleum, Inc.*	30,670	437,354
Tesoro Corp.	4,351	352,692
Western Refining, Inc.	9,945	348,771
Gulfport Energy Corp.*	12,566	216,010
HydroGen Corp.*,†††,1	1,265,700	1
Total Energy		4,822,745

Basic Materials - 2.9%
Reliance Steel & Aluminum Co.	10,029	802,520
Westlake Chemical Corp.	6,869	453,697

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
MID CAP VALUE INSTITUTIONAL FUND

	Shares	Value

Nucor Corp.	6,950	$415,054
Olin Corp.	11,694	384,382
Newmont Mining Corp.	5,412	178,380
Total Basic Materials		2,234,033

Communications - 2.6%
Scripps Networks Interactive, Inc. — Class A	10,866	851,568
DigitalGlobe, Inc.*	17,994	589,304
Infinera Corp.*	45,274	463,153
NeoPhotonics Corp.*	17,664	159,153
Total Communications		2,063,178

Total Common Stocks
(Cost $65,720,712)		77,572,114

CONVERTIBLE PREFERRED STOCKS††† - 0.0%**
Thermoenergy Corp.*,2,4	793,750	10
Total Convertible Preferred Stocks
(Cost $757,980)		10

SHORT-TERM INVESTMENTS† - 1.3%
Dreyfus Treasury Securities Cash Management Fund — Institutional Class 0.50%[3]	981,774	981,774
Total Short-Term Investments
(Cost $981,774)		981,774

Total Investments - 100.5%
(Cost $67,460,466)		$78,553,898
Other Assets & Liabilities, net - (0.5)%		(427,305)
Total Net Assets - 100.0%		$78,126,593

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 3.
†††	Value determined based on Level 3 inputs — See Note 3.
[1]	Affiliated issuer — See Note 6.
[2]
PIPE (Private Investment in Public Equity) — Stock issued by a company in the secondary market as a means of raising capital more quickly and less expensively than through registration of a secondary public offering.

[3]	Rate indicated is the 7 day yield as of March 31, 2017.
[4]	Illiquid Security.
plc — Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$77,572,113	$—	$1	$77,572,114
Convertible Preferred Stocks	—	—	10	10
Short-Term Investments	981,774	—	—	981,774
Total	$78,553,887	$—	$11	$78,553,898

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MID CAP VALUE INSTITUTIONAL FUND

March 31, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $67,457,935)	$78,553,897
Investments in affiliated issuers, at value (cost $2,531)	1
Total investments (cost $67,460,466)	78,553,898
Prepaid expenses	20,855
Cash	6,592
Receivables:
Securities sold	817,514
Fund shares sold	66,975
Dividends	84,820
Foreign taxes reclaim	10,107
Total assets	79,560,761

Liabilities:
Payable for:
Securities purchased	1,174,358
Fund shares redeemed	73,040
Management fees	48,705
Trustees’ fees*	20,296
Transfer agent/maintenance fees	16,209
Fund accounting/administration fees	5,195
Miscellaneous	96,365
Total liabilities	1,434,168
Net assets	$78,126,593

Net assets consist of:
Paid in capital	64,217,063
Accumulated net investment loss	(358,457)
Accumulated net realized gain on investments	3,174,555
Net unrealized appreciation on investments	11,093,432
Net assets	$78,126,593
Capital shares outstanding	7,032,048
Net asset value per share	$11.11

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
MID CAP VALUE INSTITUTIONAL FUND

Period Ended March 31, 2017

Investment Income:
Dividends from unaffiliated issuers (net of foreign withholding tax of $1,542)	$485,260
Interest	2,329
Total investment income	487,589

Expenses:
Management fees	266,091
Transfer agent/maintenance fees	56,696
Fund accounting/administration fees	28,494
Trustees’ fees*	6,845
Custodian fees	1,157
Miscellaneous	34,270
Total expenses	393,553
Net investment income	94,036

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	5,060,832
Net realized gain	5,060,832
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	3,774,701
Net change in unrealized appreciation (depreciation)	3,774,701
Net realized and unrealized gain	8,835,533
Net increase in net assets resulting from operations	$8,929,569

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

STATEMENTS OF CHANGES IN NET ASSETS
MID CAP VALUE INSTITUTIONAL FUND

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$94,036	$3,042,350
Net realized gain on investments	5,060,832	17,153,748
Net change in unrealized appreciation (depreciation) on investments	3,774,701	8,094,425
Net increase in net assets resulting from operations	8,929,569	28,290,523

Distributions to shareholders from:
Net investment income	(3,140,884)	(3,255,047)
Net realized gains	(4,043,650)	(25,619,255)
Total distributions to shareholders	(7,184,534)	(28,874,302)

Capital share transactions:
Proceeds from sale of shares	17,243,126	76,460,927
Distributions reinvested	3,569,315	5,764,338
Cost of shares redeemed	(15,240,423)	(298,201,787)
Net increase (decrease) from capital share transactions	5,572,018	(215,976,522)
Net increase (decrease) in net assets	7,317,053	(216,560,301)

Net assets:
Beginning of period	70,809,540	287,369,841
End of period	$78,126,593	$70,809,540
(Accumulated net investment loss)/Undistributed net investment income at end of period	$(358,457)	$2,688,391

Capital share activity:
Shares sold	1,578,110	7,868,173
Shares issued from reinvestment of distributions	337,685	592,429
Shares redeemed	(1,382,708)	(29,559,662)
Net increase (decrease) in shares	533,087	(21,099,060)

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MID CAP VALUE INSTITUTIONAL FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Year Ended Sept. 30, 2012
Per Share Data
Net asset value, beginning of period	$10.90	$10.41	$12.92	$13.09	$11.29	$9.97
Income (loss) from investment operations:
Net investment income (loss)[b]	.01	.15	.06	.06	.06	.03
Net gain (loss) on investments (realized and unrealized)	1.41	1.43	(.66)	.65	2.90	2.30
Total from investment operations	1.42	1.58	(.60)	.71	2.96	2.33
Less distributions from:
Net investment income	(.53)	(.12)	(.07)	(.07)	(.04)	(.04)
Net realized gains	(.68)	(.97)	(1.84)	(.81)	(1.12)	(.97)
Total distributions	(1.21)	(1.09)	(1.91)	(.88)	(1.16)	(1.01)
Net asset value, end of period	$11.11	$10.90	$10.41	$12.92	$13.09	$11.29

Total Return[c]	13.68%	16.28%	(5.85%)	5.53%	28.89%	24.96%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$78,127	$70,810	$287,370	$598,101	$571,465	$490,741
Ratios to average net assets:
Net investment income (loss)	0.26%	1.52%	0.52%	0.42%	0.51%	0.30%
Total expenses[d]	1.11%	1.14%	1.05%	1.05%	1.01%	1.01%
Net expenses	1.11%	1.14%	1.05%	1.05%	1.01%	0.98%[e]
Portfolio turnover rate	43%	149%	95%	41%	24%	33%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[c]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratio after expense waivers and reimbursements.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2017, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Mid Cap Value Institutional Fund (the “Fund”), a diversified investment company.

Security Investors, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, by the number of outstanding shares of the Fund.

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Interest income also includes paydown gains and losses or mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned on compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the year period ended March 31, 2017, there were no earnings credits received.

F. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.82% at March 31, 2017.

G. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Fund.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Certain trustees and officers of the Trust are also officers of GI and GFD.

On October 4, 2016, Rydex Fund Services, LLC (“RFS”) was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of GI. In connection with its with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change has no impact on the financial statements of the Trust.

MUIS acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Funds’ average daily net assets and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on Federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2017, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Mid Cap Value Institutional Fund	$68,311,768	$12,688,424	$(2,446,294)	$10,242,130

5. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Mid Cap Value Institutional Fund	$30,114,353	$32,078,353

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

6. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

Transactions during the period ended March 31, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers	Value 09/30/16	Additions	Reductions	Value 03/31/17	Shares 03/31/17	Investment Income
HydroGen Corp.	$1	$—	$—	$1	1,265,700	$—

7. Line of Credit

The Trust, with the exception of Capital Stewardship Fund, and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed, with an increased commitment amount to $1,000,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 0.82% at March 31, 2017, plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2017.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Miscellaneous fees” and the effect on the expense ratio is included in the Financial Highlights.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

8. Other Liabilities

The Fund wrote put option contracts through Lehman Brothers Inc., (“LBI”) that were exercised prior to the option contracts’ expiration and prior to the bankruptcy filing by LBI, during September 2008. However, these transactions have not settled and the securities have not been delivered to the Fund as of March 31, 2017.

Although the ultimate resolution of these transactions is uncertain, the Fund has recorded a liability on its books equal to the difference between the strike price on the put options and the market price of the underlying security on the exercise date. The amount of the liability recorded in miscellaneous payables by the Fund as of March 31, 2017 was $15,940.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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3.31.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Capital Stewardship Fund

GuggenheimInvestments.com	CSF-SEMI-0317x0917

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
CAPITAL STEWARDSHIP FUND	7
NOTES TO FINANCIAL STATEMENTS	14
OTHER INFORMATION	18
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	19
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	23

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2017

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (“GPIM” or the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim Capital Stewardship Fund (the “Fund”) for the six-month period ended March 31, 2017.

Concinnity Advisors, LP serves as the Fund’s sub-adviser (the “Sub-Adviser”).

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and GPIM.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2017

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500® (“S&P 500”) Index* set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.

Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.

Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly GDP growth appear stronger going forward.

Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.

On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the “Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.

Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.

We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.

For the six months ended March 31, 2017, the S&P 500 Index* returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2017

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Capital Stewardship Fund
Institutional Class	1.00%	8.22%	$ 1,000.00	$ 1,082.20	$ 5.19

Table 2. Based on hypothetical 5% return (before expenses)
Capital Stewardship Fund
Institutional Class	1.00%	5.00%	$ 1,000.00	$ 1,019.95	$ 5.04

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)	March 31, 2017

CAPITAL STEWARDSHIP FUND

OBJECTIVE: Seeks long-term capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Date: September 26, 2014

Ten Largest Holdings (% of Total Net Assets)
Johnson & Johnson	3.2%
JPMorgan Chase & Co.	2.9%
Apple, Inc.	2.6%
Intel Corp.	2.4%
Alphabet, Inc. — Class A	2.4%
International Business Machines Corp.	2.3%
AT&T, Inc.	2.1%
Oracle Corp.	1.9%
Verizon Communications, Inc.	1.8%
Cisco Systems, Inc.	1.7%
Top Ten Total	23.3%

“Ten Largest Holdings” excludes any temporary cash investments.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
CAPITAL STEWARDSHIP FUND

	Shares	Value

COMMON STOCKS† - 100.6%

Consumer, Non-cyclical - 21.6%
Johnson & Johnson	57,258	$7,131,485
Amgen, Inc.	16,557	2,716,508
AbbVie, Inc.	39,801	2,593,433
ManpowerGroup, Inc.	21,977	2,254,181
Cardinal Health, Inc.	26,466	2,158,302
Merck & Company, Inc.	26,985	1,714,627
DaVita, Inc.*	25,133	1,708,290
General Mills, Inc.	27,090	1,598,581
Aetna, Inc.	12,030	1,534,426
Procter & Gamble Co.	15,030	1,350,446
Becton Dickinson and Co.	7,030	1,289,584
WellCare Health Plans, Inc.*	8,526	1,195,430
Ingredion, Inc.	9,667	1,164,197
Cigna Corp.	7,683	1,125,483
Molson Coors Brewing Co. — Class B	11,566	1,106,982
Sysco Corp.	20,681	1,073,757
Whole Foods Market, Inc.	33,970	1,009,588
Conagra Brands, Inc.	24,945	1,006,281
Varian Medical Systems, Inc.*	10,210	930,437
Danaher Corp.	10,325	883,097
Kimberly-Clark Corp.	6,349	835,719
Eli Lilly & Co.	9,616	808,802
Molina Healthcare, Inc.*	17,556	800,554
Thermo Fisher Scientific, Inc.	5,088	781,517
Automatic Data Processing, Inc.	7,500	767,925
Coca-Cola Co.	17,343	736,037
PepsiCo, Inc.	5,986	669,594
Biogen, Inc.*	2,420	661,676
Cooper Cos., Inc.	3,215	642,646
United Natural Foods, Inc.*	14,182	613,088
JM Smucker Co.	4,518	592,219
Bristol-Myers Squibb Co.	9,935	540,265
Deluxe Corp.	7,403	534,275
Estee Lauder Cos., Inc. — Class A	5,917	501,702
Abbott Laboratories	10,754	477,585
Celgene Corp.*	3,601	448,072
Premier, Inc. — Class A*	13,148	418,501
PAREXEL International Corp.*	5,462	344,707
Zoetis, Inc.	5,010	267,384
Clorox Co.	1,870	252,132
Sabre Corp.	10,954	232,115
Total Consumer, Non-cyclical		47,471,630

Technology - 19.5%
Apple, Inc.	40,056	5,754,444
Intel Corp.	147,535	5,321,587
International Business Machines Corp.	28,421	4,949,233
Oracle Corp.	91,814	4,095,823
Microsoft Corp.	51,240	3,374,666
Lam Research Corp.	16,285	2,090,343
Western Digital Corp.	22,884	1,888,617
QUALCOMM, Inc.	31,531	1,807,988
Pitney Bowes, Inc.	112,714	1,477,681
Cognizant Technology Solutions Corp. — Class A*	20,274	1,206,708
HP, Inc.	66,091	1,181,707
VMware, Inc. — Class A*	12,784	1,177,918
Analog Devices, Inc.	14,113	1,156,560
Jack Henry & Associates, Inc.	12,306	1,145,689
Akamai Technologies, Inc.*	14,824	884,993
Cerner Corp.*	14,431	849,264
Paychex, Inc.	14,261	839,973
Xilinx, Inc.	13,999	810,402
Teradata Corp.*	23,216	722,482
Applied Materials, Inc.	18,466	718,327
Teradyne, Inc.	18,899	587,759
Texas Instruments, Inc.	5,393	434,460
NVIDIA Corp.	3,129	340,842
Total Technology		42,817,466

Financial - 14.4%
JPMorgan Chase & Co.	71,455	6,276,608
Citigroup, Inc.	47,149	2,820,453
Prudential Financial, Inc.	18,785	2,003,984
Aflac, Inc.	26,778	1,939,263
Northern Trust Corp.	19,105	1,654,111
U.S. Bancorp	32,053	1,650,729
Berkshire Hathaway, Inc. — Class B*	9,735	1,622,630
Capital One Financial Corp.	15,926	1,380,147
Travelers Cos., Inc.	10,272	1,238,187
PNC Financial Services Group, Inc.	10,188	1,225,005
KeyCorp	68,311	1,214,570
Cullen/Frost Bankers, Inc.	13,359	1,188,550
CIT Group, Inc.	27,537	1,182,163
Hartford Financial Services Group, Inc.	21,949	1,055,089
MetLife, Inc.	18,954	1,001,150
Goldman Sachs Group, Inc.	4,121	946,676
Navient Corp.	63,945	943,828
T. Rowe Price Group, Inc.	8,326	567,417
Hospitality Properties Trust	14,467	456,145
Allstate Corp.	4,156	338,672
Nasdaq, Inc.	4,766	330,999
Interactive Brokers Group, Inc. — Class A	9,059	314,528
Jones Lang LaSalle, Inc.	2,820	314,289
Total Financial		31,665,193

Industrial - 12.5%
Fluor Corp.	43,338	2,280,446
Cummins, Inc.	13,711	2,073,103
Boeing Co.	11,328	2,003,469
Union Pacific Corp.	18,906	2,002,523
Corning, Inc.	71,924	1,941,948
Jabil Circuit, Inc.	67,023	1,938,305
United Technologies Corp.	14,685	1,647,804
3M Co.	7,387	1,413,355
Lockheed Martin Corp.	5,238	1,401,689
Raytheon Co.	8,226	1,254,465
Deere & Co.	10,012	1,089,906
Rockwell Collins, Inc.	11,120	1,080,419
FedEx Corp.	4,842	944,916

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
CAPITAL STEWARDSHIP FUND

	Shares	Value

Bemis Company, Inc.	17,929	$876,011
Gentex Corp.	40,090	855,120
Sonoco Products Co.	16,077	850,795
CSX Corp.	17,863	831,523
Eaton Corp. plc	9,905	734,456
Waste Management, Inc.	8,217	599,184
Honeywell International, Inc.	3,937	491,613
United Parcel Service, Inc. — Class B	3,806	408,384
Eagle Materials, Inc.	3,828	371,852
Ingersoll-Rand plc	4,247	345,366
Total Industrial		27,436,652

Consumer, Cyclical - 11.9%
CVS Health Corp.	30,806	2,418,271
Goodyear Tire & Rubber Co.	62,193	2,238,948
Alaska Air Group, Inc.	23,142	2,134,154
Ford Motor Co.	172,407	2,006,818
Wal-Mart Stores, Inc.	27,595	1,989,048
Delta Air Lines, Inc.	40,012	1,838,951
General Motors Co.	43,345	1,532,679
Target Corp.	26,555	1,465,570
Kohl’s Corp.	35,217	1,401,989
Nu Skin Enterprises, Inc. — Class A	22,275	1,237,154
WW Grainger, Inc.	4,906	1,141,921
Southwest Airlines Co.	20,347	1,093,855
Macy’s, Inc.	35,402	1,049,315
Best Buy Co., Inc.	18,332	901,018
McDonald’s Corp.	5,585	723,872
Nordstrom, Inc.	12,735	593,069
PVH Corp.	5,262	544,459
Whirlpool Corp.	2,773	475,098
Scotts Miracle-Gro Co. — Class A	5,070	473,487
Hanesbrands, Inc.	21,027	436,521
Coach, Inc.	6,846	282,945
Harley-Davidson, Inc.	3,015	182,408
Total Consumer, Cyclical		26,161,550

Communications - 11.6%
Alphabet, Inc. — Class A*	6,136	5,202,101
AT&T, Inc.	112,385	4,669,596
Verizon Communications, Inc.	80,074	3,903,608
Cisco Systems, Inc.	110,916	3,748,961
Juniper Networks, Inc.	68,921	1,918,071
Comcast Corp. — Class A	38,948	1,464,055
Omnicom Group, Inc.	16,518	1,424,017
Motorola Solutions, Inc.	14,365	1,238,551
Sprint Corp.*	63,229	548,828
T-Mobile US, Inc.*	8,238	532,092
InterDigital, Inc.	4,404	380,065
Time Warner, Inc.	3,052	298,211
Netflix, Inc.*	1,219	180,180
Total Communications		25,508,336

Energy - 3.8%
Marathon Petroleum Corp.	33,302	1,683,083
ConocoPhillips	32,074	1,599,530
Chevron Corp.	13,345	1,432,853
Hess Corp.	25,153	1,212,626
Schlumberger Ltd.	13,113	1,024,125
EOG Resources, Inc.	6,120	597,006
Anadarko Petroleum Corp.	7,525	466,550
Occidental Petroleum Corp.	4,947	313,442
Total Energy		8,329,215

Basic Materials - 2.8%
Air Products & Chemicals, Inc.	10,307	1,394,433
Praxair, Inc.	10,326	1,224,664
Reliance Steel & Aluminum Co.	14,667	1,173,653
Westlake Chemical Corp.	16,318	1,077,804
Compass Minerals International, Inc.	14,776	1,002,552
International Flavors & Fragrances, Inc.	1,403	185,940
Total Basic Materials		6,059,046

Utilities - 2.5%
Exelon Corp.	51,947	1,869,054
Entergy Corp.	23,916	1,816,659
Consolidated Edison, Inc.	16,947	1,316,104
Xcel Energy, Inc.	10,112	449,478
Total Utilities		5,451,295

Total Common Stocks
(Cost $203,425,687)		220,900,383

EXCHANGE-TRADED FUNDS† - 0.2%
SPDR S&P 500 ETF Trust	1,800	424,332
Total Exchange-Traded Funds
(Cost $415,381)		424,332

SHORT-TERM INVESTMENTS† - 0.3%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.50%[1]	745,179	745,179
Total Short-Term Investments
(Cost $745,179)		745,179

Total Investments - 101.1%
(Cost $204,586,247)		$222,069,894
Other Assets & Liabilities, net - (1.1)%		(2,404,873)
Total Net Assets - 100.0%		$219,665,021

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 3.
[1]	Rate indicated is the 7 day yield as of March 31, 2017.
plc — Public Limited Company

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
CAPITAL STEWARDSHIP FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 3 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$220,900,383	$—	$—	$220,900,383
Exchange-Traded Funds	424,332	—	—	424,332
Short-Term Investments	745,179	—	—	745,179
Total	$222,069,894	$—	$—	$222,069,894

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

For the period ended March 31, 2017, there were no transfers between levels.

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL STEWARDSHIP FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2017

Assets:
Investments, at value (cost $204,586,247)	$222,069,894
Prepaid expenses	5,626
Cash	1,697
Receivables:
Dividends	200,999
Total assets	222,278,216

Liabilities:
Payable for:
Fund shares redeemed	2,403,215
Management fees	170,407
Fund accounting/administration fees	15,148
Trustees’ fees*	5,011
Transfer agent/maintenance fees	3,167
Miscellaneous	16,247
Total liabilities	2,613,195
Net assets	$219,665,021

Net assets consist of:
Paid in capital	$201,165,802
Undistributed net investment income	684,748
Accumulated net realized gain on investments	330,824
Net unrealized appreciation on investments	17,483,647

Institutional Class:
Net assets	$219,665,021
Capital shares outstanding	8,018,274
Net asset value per share	$27.40

STATEMENT OF OPERATIONS (Unaudited)
Period Ended March 31, 2017

Investment Income:
Dividends (net of foreign withholding tax of $366)	$2,470,213
Interest	684
Total investment income	2,470,897

Expenses:
Management fees	963,012
Transfer agent/maintenance fees	12,959
Fund accounting/administration fees	85,942
Trustees’ fees*	2,719
Custodian fees	582
Miscellaneous	10,133
Total expenses	1,075,347
Net investment income	1,395,550

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,496,211
Net realized gain	3,496,211
Net change in unrealized appreciation (depreciation) on:
Investments	12,129,916
Net change in unrealized appreciation (depreciation)	12,129,916
Net realized and unrealized gain	15,626,127
Net increase in net assets resulting from operations	$17,021,677

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CAPITAL STEWARDSHIP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$1,395,550	$2,810,492
Net realized gain on investments	3,496,211	7,701,198
Net change in unrealized appreciation (depreciation) on investments	12,129,916	18,164,398
Net increase in net assets resulting from operations	17,021,677	28,676,088

Distributions to shareholders from:
Net investment income	(2,861,435)	(2,583,368)
Net realized gains	(7,195,557)	(3,078,358)
Total distributions to shareholders	(10,056,992)	(5,661,726)

Capital share transactions:
Proceeds from sale of shares	5,207,987	40,409,661
Distributions reinvested	10,033,367	5,389,571
Cost of shares redeemed	(11,407,673)	(49,615,134)
Net increase (decrease) from capital share transactions	3,833,681	(3,815,902)
Net increase in net assets	10,798,366	19,198,460

Net assets:
Beginning of period	208,866,655	189,668,195
End of period	$219,665,021	$208,866,655
Undistributed net investment income at end of period	$684,748	$2,150,633

Capital share activity:
Shares sold	200,616	1,615,108
Shares issued from reinvestment of distributions	382,515	218,644
Shares redeemed	(430,579)	(1,974,077)
Net increase (decrease) in shares	152,552	(140,325)

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CAPITAL STEWARDSHIP FUND

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended September 30, 2016	Year Ended September 30, 2015	Period Ended September 30, 2014[b]
Per Share Data
Net asset value, beginning of period	$26.55	$23.69	$24.79	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.17	.35	.31	— [d]
Net gain (loss) on investments (realized and unrealized)	1.97	3.22	(1.33)	(.21)
Total from investment operations	2.14	3.57	(1.02)	(.21)
Less distributions from:
Net investment income	(.37)	(.32)	(.08)	—
Net realized gains	(.92)	(.39)	—	—
Total distributions	(1.29)	(.71)	(.08)	—
Net asset value, end of period	$27.40	$26.55	$23.69	$24.79

Total Return[f]	8.22%	15.30%	(4.15%)	(0.84%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$219,665	$208,867	$189,668	$209,015
Ratios to average net assets:
Net investment income (loss)	1.30%	1.38%	1.22%	0.13%
Total expenses[e]	1.00%	1.07%	1.15%	1.24%
Portfolio turnover rate	87%	209%	221%	—

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: September 26, 2014. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Net investment income is less than $0.01 per share.
[e]	Does not include expenses of the underlying funds in which the Fund invests.
[f]	Total return does not reflect the impact of any applicable sales charge and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. Institutional Class shares are offered without a front-end sales charge or a CDSC. At March 31, 2017, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Capital Stewardship Fund (the “Fund”), a diversified investment company. As of March 31, 2017 only Institutional Class shares of the Fund were offered for subscription.

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”) provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Concinnity Advisors, LP (the “Sub-Adviser”) serves as the sub-adviser to the Fund and is responsible for the day-to-day management of the Fund’s portfolio.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Investments for which market quotations are not readily available are fair-valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

B. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. GAAP.

D. Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

E. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2017, there were no earnings credits received.

The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.82% at March 31, 2017.

F. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Fees and Other Transactions with Affiliates

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets of the Fund.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

Certain trustees and officers of the Trust are also officers of GI and GFD.

On October 4, 2016, Rydex Fund Services, LLC (“RFS”) was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of GI. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change had no impact on the financial statements of the Trust.

MUIS acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund’s fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

3. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

4. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Capital Stewardship Fund	$205,629,845	$20,208,387	$(3,768,338)	$16,440,049

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

5. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Capital Stewardship Fund	$187,388,503	$192,235,188

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Fund did not engage in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present) ; Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

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3.31.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Macro Opportunities Fund

GuggenheimInvestments.com	MO-SEMI-0317x0917

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
MACRO OPPORTUNITIES FUND	8
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	56
OTHER INFORMATION	80
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	81
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	88

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2017

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim Macro Opportunities Fund (the “Fund”) for the six-month period ended March 31, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2017

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500® (“S&P”) Index* Index set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.

Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.

Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly GDP growth appear stronger going forward.

Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.

On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the “Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.

Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2017

We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.

For the six months ended March 31, 2017, the S&P 500 Index returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Macro Opportunities Fund
A-Class	1.27%	4.35%	$ 1,000.00	$ 1,043.50	$ 6.47
C-Class	2.04%	4.00%	1,000.00	1,040.00	10.38
P-Class	1.23%	4.35%	1,000.00	1,043.50	6.27
Institutional Class	0.93%	4.56%	1,000.00	1,045.60	4.74
Table 2. Based on hypothetical 5% return (before expenses)
Macro Opportunities Fund
A-Class	1.27%	5.00%	$ 1,000.00	$ 1,018.60	$ 6.39
C-Class	2.04%	5.00%	1,000.00	1,014.76	10.25
P-Class	1.23%	5.00%	1,000.00	1,018.80	6.19
Institutional Class	0.93%	5.00%	1,000.00	1,020.29	4.68

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2017

MACRO OPPORTUNITIES FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Consolidated Holdings Diversification (Market Exposure as % of Net Assets)

“Consolidated Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	March 31, 2017

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011

Ten Long Largest Holdings (% of Total Net Assets)
Guggenheim Alpha Opportunity Fund - Institutional Class	3.3%
Guggenheim Limited Duration Fund - Institutional Class	3.2%
Guggenheim Strategy Fund I	1.7%
CIM Trust	1.2%
LSTAR Commercial Mortgage Trust	1.2%
Fortress Credit Opportunities III CLO, LP	1.1%
Octagon Loan Funding Ltd.	1.0%
Bayview Opportunity Master Fund IIIa Trust	1.0%
Bayview Opportunity Master Fund IVb Trust	1.0%
FirstKey Master Funding	1.0%
Top Ten Total	15.7%

“Ten Long Largest Holdings” excludes any temporary cash or derivative investments.

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	5.2%
AA	4.3%
A	14.5%
BBB	20.9%
BB	7.4%
B	14.5%
CCC	4.0%
CC	0.4%
NR2	13.1%
Other Instruments	15.7%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Shares	Value

COMMON STOCKS† - 3.6%

CONSUMER, NON-CYCLICAL - 1.0%
Express Scripts Holding Co.*,1	39,702	$2,616,759
Western Union Co.1	127,815	2,601,034
Tyson Foods, Inc. — Class A1	40,636	2,507,648
General Mills, Inc.1	34,884	2,058,505
Quest Diagnostics, Inc.1	20,387	2,001,799
Cardinal Health, Inc.1	22,625	1,845,068
Gilead Sciences, Inc.1	26,107	1,773,187
Pfizer, Inc.	51,150	1,749,842
Dean Foods Co.	84,765	1,666,480
Kimberly-Clark Corp.1	12,630	1,662,487
Johnson & Johnson1	13,299	1,656,390
Laboratory Corp. of America Holdings*,1	10,997	1,577,740
Deluxe Corp.1	20,915	1,509,436
Kroger Co.1	50,505	1,489,392
Whole Foods Market, Inc.	49,426	1,468,941
WellCare Health Plans, Inc.*,1	9,910	1,389,480
Sanderson Farms, Inc.1	12,543	1,302,465
UnitedHealth Group, Inc.1	7,919	1,298,795
McKesson Corp.1	8,564	1,269,699
Ingredion, Inc.1	9,687	1,166,605
HCA Holdings, Inc.*,1	12,977	1,154,823
SpartanNash Co.1	32,139	1,124,544
AbbVie, Inc.1	15,448	1,006,592
JM Smucker Co.1	7,512	984,673
Molina Healthcare, Inc.*,1	21,479	979,442
Darling Ingredients, Inc.*,1	65,025	944,163
Dr Pepper Snapple Group, Inc.1	9,292	909,873
Total System Services, Inc.	15,386	822,536
United Therapeutics Corp.*,1	5,826	788,724
Varian Medical Systems, Inc.*	6,988	636,816
Hill-Rom Holdings, Inc.1	8,888	627,493
Magellan Health, Inc.*,1	8,971	619,448
Chemed Corp.1	3,302	603,242
HealthSouth Corp.1	13,916	595,744
Hologic, Inc.*,1	13,716	583,616
Biogen, Inc.*,1	2,093	572,268
Centene Corp.*	7,610	542,289
Boston Beer Company, Inc. — Class A*	3,495	505,552
H&R Block, Inc.	21,438	498,434
Campbell Soup Co.	8,650	495,126
Targus Group International Equity, Inc*,†††,2	13,186	19,252
Total Consumer, Non-cyclical		49,626,402

INDUSTRIAL - 0.5%
Emerson Electric Co.	37,309	2,233,317
Boeing Co.	11,239	1,987,730
TE Connectivity Ltd.	22,913	1,708,164
Timken Co.1	29,489	1,332,903
Huntington Ingalls Industries, Inc.1	6,513	1,304,163
Cummins, Inc.1	8,160	1,233,792
Keysight Technologies, Inc.*,1	32,369	1,169,816
Arrow Electronics, Inc.*,1	14,825	1,088,303
Jacobs Engineering Group, Inc.	19,069	1,054,134
Fluor Corp.1	17,619	927,112
Saia, Inc.*,1	20,726	918,161
EMCOR Group, Inc.1	14,453	909,816
ITT, Inc.1	21,533	883,283
Sanmina Corp.*,1	19,950	809,971
Barnes Group, Inc.1	15,248	782,832
Crane Co.1	10,373	776,212

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Shares	Value

Methode Electronics, Inc.1	16,647	$759,103
Vishay Intertechnology, Inc.1	45,572	749,659
SYNNEX Corp.1	6,647	744,065
Applied Industrial Technologies, Inc.1	11,224	694,204
ArcBest Corp.1	26,093	678,418
FLIR Systems, Inc.1	15,114	548,336
Federal Signal Corp.1	38,465	531,202
Owens-Illinois, Inc.*	25,943	528,718
Werner Enterprises, Inc.1	18,688	489,626
Total Industrial		24,843,040

FINANCIAL - 0.5%
Everest Re Group Ltd.1	9,401	2,198,048
Travelers Cos., Inc.1	16,235	1,956,966
Aflac, Inc.1	26,899	1,948,025
Federated Investors, Inc. — Class B	52,069	1,371,497
Allstate Corp.1	15,397	1,254,702
Equity Residential	19,190	1,194,002
Interactive Brokers Group, Inc. — Class A1	31,780	1,103,402
LaSalle Hotel Properties	35,438	1,025,930
Prudential Financial, Inc.1	9,251	986,897
Franklin Resources, Inc.1	22,895	964,795
Aspen Insurance Holdings Ltd.1	16,997	884,694
Principal Financial Group, Inc.1	12,851	811,027
Hanover Insurance Group, Inc.1	8,975	808,289
American Financial Group, Inc.1	7,719	736,547
Selective Insurance Group, Inc.1	15,429	727,478
Host Hotels & Resorts, Inc.	36,646	683,814
Bank of New York Mellon Corp.	13,866	654,891
State Street Corp.1	7,302	581,312
Citigroup, Inc.1	9,125	545,858
Cullen/Frost Bankers, Inc.1	5,966	530,795
Unum Group	10,831	507,866
Ameriprise Financial, Inc.1	3,872	502,121
Umpqua Holdings Corp.1	27,539	488,542
Hartford Financial Services Group, Inc.1	8,360	401,865
Total Financial		22,869,363

TECHNOLOGY - 0.4%
International Business Machines Corp.1	14,571	2,537,395
CA, Inc.1	78,994	2,505,689
Oracle Corp.1	49,147	2,192,448
Apple, Inc.1	11,517	1,654,532
Convergys Corp.1	76,181	1,611,228
HP, Inc.1	82,219	1,470,076
Xerox Corp.	151,911	1,115,027
Teradata Corp.*,1	34,708	1,080,113
NCR Corp.*,1	22,393	1,022,912
Cerner Corp.*	17,156	1,009,631
DST Systems, Inc.1	7,551	924,998
NetApp, Inc.1	21,317	892,117
KLA-Tencor Corp.	8,027	763,127
CACI International, Inc. — Class A*,1	6,018	705,911
Seagate Technology plc	14,665	673,563
Skyworks Solutions, Inc.	5,993	587,194
Sykes Enterprises, Inc.*,1	17,800	523,320
VeriFone Systems, Inc.*,1	19,618	367,445
Icad, Inc.*,1	57,263	275,435
Qlik Technologies, Inc. A*,†††,2	177	176,810

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Shares	Value

Qlik Technologies, Inc. B*,†††,2	43,738	$1,786
Qlik Technologies, Inc.*,†††,2	11,400	1
Total Technology		22,090,758

CONSUMER, CYCLICAL - 0.4%
CVS Health Corp.1	41,128	3,228,548
Delta Air Lines, Inc.1	39,043	1,794,416
Wal-Mart Stores, Inc.1	24,256	1,748,372
UniFirst Corp.1	12,355	1,747,615
Walgreens Boots Alliance, Inc.1	20,632	1,713,488
Brinker International, Inc.	33,809	1,486,244
Hawaiian Holdings, Inc.*,1	20,434	949,159
Herman Miller, Inc.1	29,526	931,545
Tailored Brands, Inc.	60,220	899,686
Dick’s Sporting Goods, Inc.	18,092	880,357
Darden Restaurants, Inc.	9,081	759,807
Ralph Lauren Corp. — Class A	9,017	735,968
DineEquity, Inc.	12,500	680,250
Children’s Place, Inc.1	5,553	666,638
Cooper-Standard Holdings, Inc.*,1	5,596	620,764
Allegiant Travel Co. — Class A	3,699	592,765
Total Consumer, Cyclical		19,435,622

UTILITIES - 0.4%
CenterPoint Energy, Inc.1	92,379	2,546,889
Exelon Corp.1	65,066	2,341,075
Edison International1	21,658	1,724,193
Consolidated Edison, Inc.1	20,598	1,599,641
WEC Energy Group, Inc.1	23,861	1,446,692
Xcel Energy, Inc.	29,192	1,297,584
Eversource Energy	20,677	1,215,394
Public Service Enterprise Group, Inc.1	25,521	1,131,856
Southwest Gas Holdings, Inc.1	13,605	1,127,991
American Electric Power Company, Inc.1	15,736	1,056,358
AES Corp.1	76,529	855,594
National Fuel Gas Co.	13,478	803,558
Pinnacle West Capital Corp.1	8,923	744,000
PG&E Corp.	7,774	515,883
Total Utilities		18,406,708

ENERGY - 0.2%
SandRidge Energy, Inc.*	507,188	9,377,907
Approach Resources, Inc.*	696,348	1,747,833
Titan Energy LLC*,2	35,116	639,111
Total Energy		11,764,851

COMMUNICATIONS - 0.2%
Verizon Communications, Inc.1	48,217	2,350,579
Cisco Systems, Inc.1	67,291	2,274,436
Cogent Communications Holdings, Inc.1	34,090	1,467,575
InterDigital, Inc.1	15,879	1,370,358
News Corp. — Class A	41,370	537,810
Cengage Learning Acquisitions, Inc.*,††	21,660	265,335
Total Communications		8,266,093

BASIC MATERIALS - 0.0%**
Domtar Corp.	18,073	660,026
AK Steel Holding Corp.*	63,417	455,968

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Shares	Value

Mirabela Nickel Ltd.*,†††,2	7,057,522	$539
Total Basic Materials		1,116,533

Total Common Stocks
(Cost $169,162,282)		178,419,370

PREFERRED STOCKS†† - 0.4%
INDUSTRIAL - 0.3%
Seaspan Corp. 6.38% due 04/30/192	572,000	14,357,200

FINANCIAL - 0.1%
Cent CLO 16, LP due 08/1/24*,4	7,000	3,875,768
BreitBurn Energy Partners 8.00% due 12/31/49*,†††,2	389,684	60,731
Total Financial		3,936,499
Total Preferred Stocks
(Cost $20,786,219)		18,293,699

WARRANTS†† - 0.0%**
Comstock Resources, Inc.
$0.01, 09/06/18	15,538	143,260
Total Warrants
(Cost $70,124)		143,260

MUTUAL FUNDS† - 9.4%
Guggenheim Alpha Opportunity Fund — Institutional Class5	5,591,810	166,244,516
Guggenheim Limited Duration Fund — Institutional Class5	6,519,834	161,235,498
Guggenheim Strategy Fund I5	3,404,090	85,272,458
Guggenheim Strategy Fund II5	1,259,793	31,494,837
Guggenheim Risk Managed Real Estate Fund —Institutional Class5	494,825	14,221,264
Guggenheim Floating Rate Strategies Fund — Institutional Class5	486,739	12,694,154
Total Mutual Funds
(Cost $461,627,818)		471,162,727

SHORT-TERM INVESTMENTS† - 3.7%
Federated U.S. Treasury Cash Reserve Fund — Institutional Class 0.48%6	180,753,999	180,753,999
Western Asset Institutional U.S.Treasury Reserves —Institutional Class 0.55%6	4,360,869	4,360,869
Total Short-Term Investments
(Cost $185,114,868)		185,114,868

	Face Amount15

ASSET-BACKED SECURITIES†† - 34.3%
COLLATERALIZED LOAN OBLIGATIONS - 28.3%
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.96%, due 04/28/268	$64,300,000	64,203,971
2014-3A, 4.26% due 04/28/267,8	5,500,000	5,499,944
Octagon Loan Funding Ltd.
2014-1X, due 11/18/264	52,700,000	47,757,413
Fortress Credit BSL II Ltd.
2017-2A,2.49%, due 10/19/258	32,400,000	32,349,777

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

Golub Capital Partners CLO Ltd.
2016-33A, 3.37% due 11/21/287,8	$17,500,000	$17,442,017
2015-25A, 3.68% due 08/05/277,8	6,000,000	5,959,367
2014-21A, 4.34% due 10/25/267,8	4,300,000	4,212,399
2014-18A, 4.54% due 04/25/267,8	2,200,000	2,196,049
2014-18A, 5.04% due 04/25/267,8	1,200,000	1,176,239
CIFC Funding Ltd.
2014-2A, 5.65% due 05/24/267,8	10,000,000	9,538,049
2015-2A, 4.75% due 12/05/247,8	6,250,000	6,251,947
2013-2A, 4.62% due 04/21/257,8	4,250,000	4,259,604
2014-3A, 5.79% due 07/22/267,8	4,000,000	3,851,170
2014-5A, 7.57% due 01/17/277,8	2,500,000	2,343,668
2014-1A, 6.27% due 04/18/257,8	2,500,000	2,206,769
2014-1A, 3.82% due 04/18/257,8	1,750,000	1,749,965
Recette CLO LLC
2015-1X F, 3.79% due 01/28/267,8	29,000,000	28,847,332
Treman Park CLO Ltd.
2015-1A, due 04/20/274,8	32,400,000	26,511,827
Tuolumne Grove CLO Ltd.
2017-1A, 2.33%, due 04/25/268	21,600,000	21,562,427
2014-1A, 5.79% due 04/25/267,8	4,750,000	4,285,261
A Voce CLO Ltd.
2017-1A, 2.31%, due 07/15/268	24,375,000	24,346,279
Galaxy XVIII CLO Ltd.
2017-18A, 2.32% due 10/15/267,8	19,000,000	18,999,148
2014-18A, 6.52% due 10/15/267,8	3,050,000	2,625,215
2014-18A, 4.02% due 10/15/267,8	2,500,000	2,500,000
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/287,8	24,000,000	23,873,655
2016-1A AT, 8.48% due 10/20/277,8	500,000	486,916
RFTI Issuer Ltd.
2015-FL1, 4.79% due 08/15/307,16	22,841,000	22,876,104
Voya CLO Ltd.
2013-1X, due 04/15/244	20,000,000	12,431,301
2015-3A, 4.97% due 10/15/227,8	4,000,000	3,999,830
2014-3A, 6.44% due 07/25/267,8	2,850,000	2,481,415
2014-2A, 3.97% due 07/17/267,8	2,000,000	1,999,928
2015-3A, 7.53% due 10/20/277,8	2,000,000	1,830,586
KVK CLO Ltd.
2014-2A, 4.02% due 07/15/267,8	8,250,000	8,249,561
2014-2A, 5.77% due 07/15/267,8	7,200,000	6,195,348
2013-1A, due 04/14/254,8	11,900,000	5,390,203
2014-3A, due 10/15/264,8	2,500,000	869,553
Shackleton CLO Ltd.
2014-5A, 3.73% due 05/07/267,8	10,750,000	10,672,504
2013-4A, 3.88% due 01/13/257,8	7,250,000	7,255,187
2014-6A, 4.62% due 07/17/267,8	2,068,000	2,037,116
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 4.93%, due 10/15/268	13,100,000	13,114,355

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

2014-5A, 5.51% due 10/15/267,8	$3,500,000	$3,493,007
2014-5A, 4.56% due 10/15/267,8	3,000,000	2,998,992
Regatta V Funding Ltd.
2017-1A, 2.27% due 10/25/267,8	19,400,000	19,398,722
Northwoods Capital X Ltd.
2017-10A, 2.49%, due 11/04/258	19,200,000	19,209,041
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/287,8	18,000,000	17,941,710
TICP CLO II Ltd.
2017-2A, 2.31%, due 07/20/268	15,950,000	15,960,515
2014-2A, 4.03% due 07/20/267,8	1,300,000	1,300,000
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/254	19,800,000	16,967,811
TICP CLO Ltd.
2014-3A, 2.33%, due 01/20/27	16,850,000	16,867,401
Babson CLO Ltd.
2012-2A, due 05/15/234,8	11,850,000	7,048,397
2014-IA, due 07/20/254,8	6,400,000	3,965,304
2013-IIA, 4.27% due 01/18/257,8	3,500,000	3,482,497
2014-3A, 6.12% due 01/15/267,8	2,500,000	2,369,413
Betony CLO Ltd.
2015-1A, 6.37% due 04/15/277,8	11,000,000	10,451,503
2016-1A, 3.87% due 04/15/277,8	5,450,000	5,457,175
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.88% due 12/15/287,8	16,000,000	15,903,250
Resource Capital Corp.
2015-CRE4, 3.94% due 08/15/327,8	7,750,000	7,517,500
2015-CRE3, 4.94% due 03/15/327,8	7,000,000	6,926,472
Venture XIX CLO Ltd.
2016-19A, 3.87% due 01/15/277,8	14,350,000	14,315,969
KVK CLO 2014-1 Ltd.
2017-1A, 3.44% due 05/15/267,8	13,250,000	13,190,857
Seneca Park CLO Limited
2017-1A, 2.20%, due 07/17/267,8	13,132,000	13,140,702
Venture XVI CLO Ltd.
2017-16A, 2.27%, due 04/15/267,8	10,300,000	10,299,540
2014-16A, 3.77% due 04/15/267,8	2,250,000	2,250,000
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/254,8	14,000,000	12,491,522
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 6.36% due 10/10/267,8	5,400,000	5,386,680
2015-6A, 3.81% due 10/10/267,8	4,000,000	3,983,425
2015-6A, 4.76% due 10/10/267,8	3,000,000	2,972,983
Flagship VII Ltd.
2017-7A, 2.28%, due 01/20/268	12,100,000	12,085,123
Northwoods Capital XII Ltd.
2017-12A, 3.50% due 09/15/257,8	12,000,000	12,032,430
Octagon Investment Partners XIX Ltd.
2017-1A, 2.07% due 04/15/267,8	11,800,000	11,779,459
KVK CLO 2013-2 Ltd.
2017-2A, 3.60% due 01/15/267,8	11,500,000	11,462,009

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

TCP Waterman CLO LLC
2016-1A, 4.13% due 12/15/287,8	$11,000,000	$11,053,336
NewStar Clarendon Fund CLO LLC
2015-1A, 3.74% due 01/25/277,8	7,000,000	6,984,706
2015-1A, 4.39% due 01/25/277,8	4,000,000	3,979,903
Northwoods Capital XIV Ltd.
2017-14A, 3.44% due 11/12/257,8	10,750,000	10,760,517
ACIS CLO Ltd.
2014-4A, 3.58% due 05/01/267,8	3,600,000	3,479,189
2015-6A, 4.40% due 05/01/277,8	3,250,000	3,249,938
2013-1A, 5.52% due 04/18/247,8	2,100,000	2,099,933
2013-2A, 4.87% due 10/14/227,8	1,800,000	1,793,357
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/244,8	6,400,000	5,186,888
2014-2A, 4.93% due 07/20/237,8	3,000,000	2,999,853
2013-3X SUB, due 07/15/254	4,000,000	2,276,315
Telos CLO Ltd.
2014-6A, 4.02% due 01/17/277,8	5,000,000	5,001,860
2013-3A, 4.02% due 01/17/247,8	2,750,000	2,751,023
2013-3A, 5.27% due 01/17/247,8	2,550,000	2,551,645
Great Lakes CLO Ltd.
2015-1A, 4.77% due 07/15/267,8	4,250,000	4,134,542
2014-1A, 4.72% due 04/15/257,8	3,000,000	2,966,067
2014-1A, 5.22% due 04/15/257,8	1,500,000	1,453,081
2012-1A, due 01/15/234,16	3,250,000	1,377,576
OCP CLO Ltd.
2014-7A, 4.03% due 10/20/267,8	5,000,000	4,999,685
2015-9A, 6.47% due 07/15/277,8	3,000,000	2,923,069
2014-6A, 4.12% due 07/17/267,8	2,000,000	1,999,916
Flagship CLO VIII Ltd.
2017-8A, 3.54% due 01/16/267,8	9,825,000	9,792,356
Dryden 41 Senior Loan Fund
2015-41A, due 01/15/284,8	10,500,000	8,377,101
2015-41A, 7.92% due 01/15/287,8	1,500,000	1,387,851
Longfellow Place CLO Ltd.
2013-1A, 6.77% due 01/15/247,8	9,250,000	9,174,794
Benefit Street Partners CLO V Ltd.
2017-VA, 3.38% due 10/20/267,8	9,000,000	9,064,517
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/274,8	9,500,000	8,921,835
Steele Creek CLO 2014-1 Ltd.
2017-1A, 3.59% due 08/21/267,8	8,550,000	8,527,562
Venture XIII CLO Ltd.
2013-13A, due 06/10/254,8	11,040,000	5,602,260
2013-13A, 6.41% due 06/10/257,8	2,900,000	2,857,609
Steele Creek CLO Ltd.
2015-1A, 7.55% due 02/21/277,8	7,550,000	6,818,699
2015-1A, 5.05% due 02/21/277,8	1,350,000	1,349,780
Figueroa CLO Ltd.
2013-2A, 4.90% due 12/18/257,8	5,000,000	5,000,150

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

2013-1A, 5.85% due 03/21/247,8	$1,750,000	$1,684,871
2014-1A, 6.72% due 01/15/277,8	1,500,000	1,410,502
TICP CLO III Ltd.
2014-3A, 4.78% due 01/20/277,8	8,000,000	7,999,618
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/274,8	5,500,000	4,960,996
2015-19A, 4.44% due 01/24/277,8	3,000,000	3,000,093
Atlas Senior Loan Fund IV Ltd.
2014-2A, 4.49% due 02/17/267,8	3,990,000	3,969,649
2014-2A, 3.74% due 02/17/267,8	3,900,000	3,888,172
Newstar Commercial Loan Funding 2017-1 LLC
2017-1A, 4.54% due 03/20/277,8	7,500,000	7,499,928
Nelder Grove CLO Ltd.
2017-1A, 3.60% due 08/28/267,8	7,450,000	7,448,795
Cent CLO
2014-16A, 4.23% due 08/01/247,8	7,250,000	7,250,295
Fortress Credit Investments IV Ltd.
2015-4A, 4.52% due 07/17/237,8	7,300,000	7,098,374
Catamaran CLO Ltd.
2012-1A, 4.00% due 12/20/237,8	7,000,000	7,000,703
2015-1A, 4.14% due 04/22/277,8	4,000,000	4,030,448
2012-1A, 7.40% due 12/20/237,8	3,250,000	2,942,178
Benefit Street Partners CLO Ltd.
2015-IA, 4.12% due 10/15/257,8	6,500,000	6,506,546
Dryden XXXI Senior Loan Fund
2017-31A, 2.24%, due 04/18/268	6,500,000	6,488,688
Blue Hill CLO Ltd.
2017-1A, 3.42% due 01/15/267,8	6,500,000	6,486,664
Venture XI CLO Ltd.
2015-11A, 3.99% due 11/14/227,8	4,000,000	3,976,962
2015-11A, 4.99% due 11/14/227,8	2,500,000	2,500,140
Cerberus Onshore II CLO-2 LLC
2014-1A, 5.03% due 10/15/237,8	3,500,000	3,467,342
2014-1A, 4.23% due 10/15/237,8	3,000,000	2,993,866
Madison Park Funding XIII Ltd.
2014-13A, 6.87% due 01/19/257,8	6,750,000	6,441,567
OZLM VI Ltd.
2017-6A, 3.60% due 04/17/267,8	6,325,000	6,324,781
Shackleton II CLO Ltd.
2016-2A, 4.93% due 10/20/237,8	6,250,000	6,255,022
Newstar Commercial Loan Funding LLC
2015-1A, 4.88% due 01/20/277,8	5,000,000	4,999,652
2014-1A, 5.78% due 04/20/257,8	1,250,000	1,223,970
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/244,8	9,600,000	6,117,547
WhiteHorse VII Ltd.
2013-1A, 5.85% due 11/24/257,8	6,500,000	6,078,915
Shackleton VII CLO Ltd.
2016-7A, 3.87% due 04/15/277,8	6,000,000	5,996,326

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

Flatiron CLO 2014-1 Ltd.
2017-1A, 3.44% due 07/17/267,8	$6,000,000	$5,974,038
ALM XIV Ltd.
2014-14A, 3.99% due 07/28/267,8	3,100,000	3,112,406
2014-14A, 4.49% due 07/28/267,8	2,500,000	2,506,403
CIFC Funding 2015-I Ltd.
2016-1A, 3.84% due 01/22/277,8	5,550,000	5,580,619
Hull Street CLO Ltd.
2014-1A, 4.62% due 10/18/267,8	5,785,000	5,576,401
Silvermore CLO Ltd.
2014-1A, 4.04% due 05/15/267,8	5,500,000	5,519,199
Fortress Credit BSL Ltd.
2013-1A, 3.92% due 01/19/257,8	5,500,000	5,499,806
Dryden XXVIII Senior Loan Fund
2013-28A, 4.94% due 08/15/257,8	6,000,000	5,498,974
Shackleton CLO
2014-6A, 6.77% due 07/17/267,8	6,500,000	5,471,178
Saranac CLO II Ltd.
2014-2A, 6.20% due 02/20/257,8	5,750,000	5,261,250
Mountain Hawk II CLO Ltd.
2013-2A, 4.18% due 07/22/247,8	2,750,000	2,585,324
2013-2A, 3.63% due 07/22/247,8	2,500,000	2,476,814
BNPP IP CLO Ltd.
2014-2A, 6.29% due 10/30/257,8	5,500,000	5,032,632
Marea CLO Ltd.
2015-1A, 4.77% due 10/15/237,8	5,000,000	4,999,912
KKR Financial CLO Ltd.
2015-12, 4.02% due 07/15/277,8	5,000,000	4,999,734
Ares XXXIII CLO Ltd.
2016-1A, 3.90% due 12/05/257,8	5,000,000	4,999,498
Fortress Credit Funding V, LP
2015-5A, 4.69% due 08/15/227,8	5,000,000	4,991,604
NXT Capital CLO 2017-1 LLC
2017-1A, 3.81%, due 04/20/298	5,000,000	4,979,857
Golub Capital Partners CLO 18 Ltd.
2014-18A, 3.54% due 04/25/267,8	5,000,000	4,935,346
Fifth Street SLF II Ltd.
2015-2A, 3.85% due 09/29/277,8	5,000,000	4,886,480
MP CLO III Ltd.
2013-1A, 7.13% due 04/20/257,8	4,000,000	3,789,716
2013-1A, 3.78% due 04/20/257,8	1,000,000	999,900
Golub Capital Partners CLO 24M Ltd.
2015-24A, 5.28% due 02/05/277,8	5,000,000	4,772,188
NewStar Arlington Senior Loan Program LLC
2014-1A, 5.29% due 07/25/257,8	2,750,000	2,633,666
2014-1A, 4.34% due 07/25/257,8	2,000,000	1,979,842
Avery Point IV CLO Ltd.
2014-1A, 6.04% due 04/25/267,8	5,570,000	4,596,370
WhiteHorse X Ltd.
2015-10A, 6.32% due 04/17/277,8	4,980,000	4,516,604
Vibrant Clo III Ltd.
2016-3A, 3.98% due 04/20/267,8	4,500,000	4,512,595
Venture X CLO Ltd.
2016-10A, 4.96% due 07/20/227,8	4,500,000	4,500,055

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

AMMC CLO XV Ltd.
2016-15A, 3.91% due 12/09/267,8	$4,500,000	$4,475,954
MP CLO V Ltd.
2014-1A, 5.97% due 07/18/267,8	2,500,000	2,388,130
2014-1A, 6.92% due 07/18/267,8	2,250,000	2,070,028
Halcyon Loan Advisors Funding Ltd.
2012-2A, 4.00% due 12/20/247,8	3,250,000	3,255,393
2012-1A, 4.04% due 08/15/237,8	1,000,000	1,003,194
Franklin CLO VI Ltd.
2007-6A, 3.29% due 08/09/197,8	4,165,000	4,133,855
Ares CLO Ltd.
2016-3A, 4.92% due 01/17/247,8	4,100,000	4,100,172
OHA Loan Funding 2013-1 Ltd.
2017-1A, 4.09% due 07/23/257,8	4,100,000	4,096,536
Octagon Investment Partners XVI Ltd.
2013-1A, 6.52% due 07/17/257,8	4,500,000	4,096,378
Madison Park Funding XVI Ltd.
2016-16A, 3.68% due 04/20/267,8	4,000,000	4,003,712
Adirondack Park CLO Ltd.
2013-1A, 4.67% due 04/15/247,8	4,000,000	4,002,035
Symphony Clo V Ltd.
2007-5A, 5.27% due 01/15/247,8	4,000,000	3,999,753
Oaktree EIF II Series Ltd.
2014-A2, 4.24% due 11/17/257,8	4,000,000	3,994,072
JFIN CLO Ltd.
2007-1A, 3.83% due 07/20/217,8	4,000,000	3,989,934
Airlie CLO Ltd.
2006-2A, 2.48% due 12/20/207,8	4,000,000	3,954,743
TICP CLO I Ltd.
2014-1A, 5.53% due 04/26/267,8	4,200,000	3,933,892
THL Credit Wind River CLO Ltd.
2015-2A, 8.82% due 10/15/277,8	4,075,000	3,920,443
Golub Capital Partners CLO 25M Ltd.
2015-25A, 4.68% due 08/05/277,8	4,000,000	3,898,980
Adams Mill CLO Ltd.
2014-1A, 6.02% due 07/15/267,8	4,000,000	3,788,069
Marathon CLO VI Ltd.
2014-6A, 3.88% due 05/13/257,8	3,780,000	3,779,806
Keuka Park CLO Ltd.
2013-1A, 5.99% due 10/21/247,8	2,250,000	2,247,251
2013-1A, due 10/21/244,8	3,000,000	1,517,830
Mountain View CLO Ltd.
2015-9A, 6.37% due 07/15/277,8	4,000,000	3,736,229
Tuolumne Grove CLO Limited
2017-1A, 3.56%, due 04/25/268	3,750,000	3,731,320
Garrison Funding Ltd.
2016-2A, 5.06% due 09/29/277,8	3,700,000	3,636,143
Grayson CLO Ltd.
2006-1A, 1.44% due 11/01/217,8	3,700,000	3,614,679
Jamestown CLO VI Ltd.
2015-6A, 4.30% due 02/20/277,8	3,750,000	3,564,036
Ares XXVI CLO Ltd.
2013-1A, 3.77% due 04/15/257,8	2,000,000	1,999,904

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

2013-1A, 4.77% due 04/15/257,8	$1,500,000	$1,499,963
AMMC CLO XI Ltd.
2012-11A, due 10/30/234,8	5,650,000	3,497,612
OZLM IX Ltd.
2017-9A, 3.39% due 01/20/277,8	3,500,000	3,484,419
Primus Clo II Ltd.
2007-2A, 1.97% due 07/15/217,8	3,500,000	3,477,388
Fifth Street Senior Loan Fund I LLC
2015-1A, 4.78% due 01/20/277,8	3,500,000	3,465,102
West CLO Ltd.
2013-1A, due 11/07/254,8	5,300,000	2,447,339
2013-1A, 3.93% due 11/07/257,8	1,000,000	1,007,558
NewMark Capital Funding CLO Ltd.
2014-2A, 4.50% due 06/30/267,8	3,500,000	3,442,804
Cerberus Loan Funding XVI, LP
2016-2A, 4.82% due 11/15/277,8	3,350,000	3,390,180
Mountain Hawk I CLO Ltd.
2013-1A, 3.75% due 01/20/247,8	3,400,000	3,383,174
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 4.32% due 10/18/257,8	3,500,000	3,371,683
PFP 2017-3 Ltd.
2017-3, 3.28% due 01/14/357,8	3,250,000	3,260,693
Oaktree EIF II Series B1 Ltd.
2015-B1A, 4.14% due 02/15/267,8	3,250,000	3,249,707
DIVCORE CLO Ltd.
2013-1A, 4.81% due 11/15/327,8	3,250,000	3,243,767
Flatiron CLO Ltd.
2013-1A, 4.62% due 01/17/267,8	3,200,000	3,203,277
Recette CLO LLC
2015-1A, 8.48% due 10/20/277,8	3,250,000	3,164,952
Marathon CLO V Ltd.
2013-5A, due 02/21/254,8	5,500,000	3,018,249
Marathon CLO VII Ltd.
2014-7A, 4.54% due 10/28/257,8	3,000,000	3,002,002
Vibrant CLO Ltd.
2015-1A, 4.92% due 07/17/247,8	3,000,000	3,000,126
Vibrant CLO II Ltd.
2013-2A, 3.79% due 07/24/247,8	3,000,000	2,999,791
Mountain Hawk III CLO Ltd.
2014-3A, 3.82% due 04/18/257,8	3,000,000	2,993,318
Sound Point CLO I Ltd.
2012-1A, 5.61% due 10/20/237,8	2,750,000	2,750,230
Symphony CLO XII Ltd.
2013-12A, 4.52% due 10/15/257,8	2,700,000	2,700,000
Westwood CDO II Ltd.
2007-2A, 2.84% due 04/25/227,8	2,550,000	2,510,742
Symphony CLO XI Ltd.
2013-11A, 5.02% due 01/17/257,8	2,500,000	2,499,931
Gallatin CLO VII Ltd.
2014-1A, 4.78% due 07/15/237,8	2,500,000	2,458,168
Octagon Investment Partners XIV Ltd.
2012-1A, 7.52% due 01/15/247,8	2,550,000	2,425,893
MP CLO VI Ltd.
2014-2A, 6.77% due 01/15/277,8	2,300,000	2,265,790

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

Venture CLO Ltd.
2013-14A, 3.80% due 08/28/257,8	$2,250,000	$2,249,589
Callidus Debt Partners CLO Fund VI Ltd.
2007-6A, 4.04% due 10/23/217,8	2,100,000	2,099,849
AIMCO CLO Series
2015-AA, 4.32% due 01/15/287,8	2,000,000	2,010,010
AMMC CLO XIV Ltd.
2014-14A, 3.84% due 07/27/267,8	2,000,000	1,999,846
Cent CLO 21 Ltd.
2017-21A, 3.46% due 07/27/267,8	2,000,000	1,994,650
Cerberus Onshore II CLO LLC
2014-1A, 4.52% due 10/15/237,8	1,000,000	997,229
2014-1A, 5.02% due 10/15/237,8	1,000,000	990,276
Lime Street CLO Ltd.
2007-1A, 3.65% due 06/20/217,8	2,000,000	1,973,619
NXT Capital CLO LLC
2015-1A, 5.19% due 04/21/277,8	2,000,000	1,861,234
Atlas Senior Loan Fund VI Ltd.
2017-6A, 3.38% due 10/15/267,8	1,800,000	1,793,022
Madison Park Funding XI Ltd.
2013-11A, 4.54% due 10/23/257,8	1,750,000	1,751,304
Octagon Investment Partners XV Ltd.
2013-1A, 3.87% due 01/19/257,8	1,750,000	1,749,895
Jefferson Mill CLO Ltd.
2015-1A, 6.63% due 07/20/277,8	1,750,000	1,669,533
MCF CLO IV LLC
2014-1A, 6.78% due 10/15/257,8	1,750,000	1,590,741
Greywolf CLO III Ltd.
2014-1A, 3.89% due 04/22/267,8	1,500,000	1,499,150
Saranac CLO I Ltd.
2013-1A, 3.73% due 10/26/247,8	1,500,000	1,496,584
Kingsland IV Ltd.
2007-4A, 2.47% due 04/16/217,8	1,500,000	1,446,136
Venture XX CLO Ltd.
2015-20A, 7.32% due 04/15/277,8	1,600,000	1,439,595
Eaton Vance CLO Ltd.
2014-1A, 6.05% due 07/15/267,8	1,500,000	1,402,455
Duane Street CLO IV Ltd.
2007-4A, 3.29% due 11/14/217,8	1,400,000	1,400,045
GoldenTree Loan Opportunities III Ltd.
2007-3A, 4.23% due 05/01/227,8	1,250,000	1,247,541
COA Summit CLO Ltd.
2014-1A, 4.88% due 04/20/237,8	1,250,000	1,237,245
Copper River CLO Ltd.
2007-1A, due 01/20/214,16	8,150,000	1,145,829
Ares XXV CLO Ltd.
2013-3A, due 01/17/244,8	2,000,000	1,080,317
Cavalry CLO II
2013-2A, 5.02% due 01/17/247,8	1,000,000	1,000,039
Northwoods Capital XI Ltd.
2017-11A, due 04/15/257,8	1,000,000	1,000,034
WhiteHorse VIII Ltd.
2014-1A, 3.78% due 05/01/267,8	1,000,000	999,900
Eastland CLO Ltd.
2007-1A, 1.43% due 05/01/227,8	1,000,000	981,892

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

Gramercy Park CLO Ltd.
2012-1A, due 07/17/234,8	$2,650,000	$437,248
2012-1X, due 07/17/234	1,250,000	206,249
ICE EM CLO
2007-1A, 2.19% due 08/15/227,8	512,366	508,791
Rockwall CDO Ltd.
2007-1A, 1.28% due 08/01/247,8	388,250	387,280
Fortress Credit Opportunities
2005-1A, 0.94% due 07/15/197,16	276,691	269,287
Marathon CLO II Ltd.
2005-2A, due 12/20/19†††,4,8	2,250,000	2
Total Collateralized Loan Obligations		1,423,279,487

TRANSPORT-AIRCRAFT - 3.9%
Apollo Aviation Securitization Equity Trust
2014-1, 7.38% due 12/15/297	15,014,145	14,995,378
2014-1, 5.13% due 12/15/297	14,253,936	14,236,118
2016-2, 5.93% due 11/15/418	10,860,640	10,868,188
2016-2, 4.21% due 11/15/41	9,697,000	9,705,301
2016-1A, 6.50% due 03/17/36	5,400,000	5,427,000
2016-2, 7.87% due 11/15/41	4,479,840	4,475,548
ECAF I Ltd.
2015-1A, 5.80% due 06/15/408	26,175,050	25,128,047
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42	15,612,080	15,738,710
AIM Aviation Finance Ltd.
2015-1A, 5.07% due 02/15/408	15,704,464	15,390,375
Falcon Aerospace Limited
2017-1, 6.30% due 02/15/42	11,684,200	11,755,801
Rise Ltd.
2014-1 B, 6.50% due 02/12/39	6,478,678	6,540,238
2014-1 A, 4.75% due 02/12/39	5,039,418	5,014,221
2015-1A, 5.75% due 12/15/408	10,795,920	10,622,290
Castlelake Aircraft Securitization Trust
2014-1, 7.50% due 02/15/29	6,109,186	6,109,186
2014-1, 5.25% due 02/15/29	3,356,022	3,347,632
Stripes 2103 Aircraft 1 Ltd.
2013-1 A1, 4.48% due 03/20/23†††,2	8,057,599	7,868,019
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	6,268,350	6,252,679
Emerald Aviation Finance Ltd.
2013-1, 6.35% due 10/15/388	5,163,073	5,163,073
Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/4816	3,064,194	3,035,219
2013-1A, 6.38% due 12/13/4816	2,148,766	2,009,096
Eagle I Ltd.
2014-1A, 5.29% due 12/15/398	4,511,719	4,452,128
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/378	4,222,567	4,190,898
AASET
2014-1 C, 10.00% due 12/15/29	2,479,722	2,473,523

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

AABS Ltd.
2013-1 A, 4.88% due 01/10/38	$2,126,852	$2,121,535
Airplanes Pass Through Trust
2001-1A, 1.46% due 03/15/197,16	3,791,006	1,175,212
Total Transport-Aircraft		198,095,415

COLLATERALIZED DEBT OBLIGATIONS - 1.9%
Triaxx Prime CDO Ltd.
2006-2A, 1.05% due 10/02/397,8	24,590,400	23,964,199
Putnam Structured Product Funding Ltd.
2003-1A, 1.91% due 10/15/387,8	15,795,704	14,335,917
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/467,8	19,552,241	13,155,716
FDF I Ltd.
2015-1A, 5.50% due 11/12/308	12,000,000	12,108,195
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.48% due 11/21/407,8	5,000,000	4,905,315
Anchorage Credit Funding 4 Ltd.
2016-4A, 4.50% due 02/15/358	5,000,000	4,824,477
FDF II Ltd.
2016-2A, 6.29% due 05/12/318	4,750,000	4,739,667
N-Star REL CDO VIII Ltd.
2006-8A, 1.15% due 02/01/417,8	4,320,505	4,296,053
Highland Park CDO I Ltd.
2006-1A, 1.45% due 11/25/517,8	4,429,468	4,114,591
Static Repackaging Trust Ltd.
2004-1A, 2.08% due 05/10/397,8	3,529,459	3,456,311
Banco Bradesco SA
2014-1, 5.44% due 03/12/26†††,7,16	2,935,159	2,959,810
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.31% due 11/20/46	2,230,594	2,218,070
Pasadena CDO Ltd.
2002-1A, 2.00% due 06/19/377,8	639,645	632,791
Total Collateralized Debt Obligations		95,711,112

DIVERSIFIED PAYMENT RIGHTS - 0.1%
CIC Receivables Master Trust
REGD, 4.89% due 10/07/21†††	5,712,571	5,880,415
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.30% due 07/10/177	1,262,818	1,260,317
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.20% due 07/09/177	52,000	51,881
Total Diversified Payment Rights		7,192,613

CREDIT CARD - 0.0%**
Credit Card Pass-Through Trust
2012-BIZ, 0.00%, due 12/15/498	142,999	106,709
Total Asset-Backed Securities
(Cost $1,692,512,238)		1,724,385,336

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 18.5%
RESIDENTIAL MORTGAGE BACKED SECURITIES - 14.6%
LSTAR Securities Investment Ltd.
2017-1, 2.78% due 01/01/227,8	$43,680,941	$43,571,739
2016-4, 2.78% due 10/01/217,8	34,526,881	34,251,322
2016-5, 2.78% due 11/01/217,8	14,143,935	14,072,027
2016-3, 2.78% due 09/01/217,8	10,512,211	10,379,812
FirstKey Master Funding
2017-R1, 1.01% due 11/03/417,8	87,500,000	81,837,301
Bayview Opportunity Master Fund IVb Trust
2017-RN1, 3.60% due 02/28/327,8	45,325,641	45,259,365
2017-NPL1, 3.60% due 01/28/328	17,680,462	17,633,044
CIM Trust
2017-2, 2.78% due 12/25/577,8	59,290,000	58,847,014
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21††,7,8	59,009,160	58,492,829
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/317,8	46,125,501	46,056,783
GCAT
A1, 3.38% due 03/25/47	29,900,000	29,871,415
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/467,8	24,226,222	24,191,496
RALI Series Trust
2006-QO10, 1.14% due 01/25/377	10,366,663	8,793,592
2007-QO2, 1.13% due 02/25/477	12,297,920	7,292,399
2006-QO2, 1.25% due 02/25/467	13,528,610	5,998,964
2006-QO2, 1.20% due 02/25/467	3,906,495	1,693,474
NRPL Trust
2015-1A, 3.88% due 11/01/548	16,653,478	16,546,578
2014-2A, 3.75% due 10/25/577,8	5,376,605	5,414,982
American Home Mortgage Assets Trust
2007-1, 1.34% due 02/25/477	33,056,780	19,170,390
VOLT LI LLC
2016-NP11, 3.50% due 10/25/468	17,624,663	17,754,035
VOLT LIV LLC
2017-NPL1, 3.63% due 02/25/477,8	17,717,374	17,655,204
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/468	16,675,941	16,633,983
VOLT LII LLC
2016-NP12, 3.63% due 11/26/468	16,565,053	16,495,610
Lehman XS Trust Series
2006-16N, 1.17% due 11/25/467	10,866,880	9,305,565
2006-10N, 1.19% due 07/25/467	7,944,316	6,640,712
VOLT XLVIII LLC
2016-NPL8, 3.50% due 07/25/468	14,716,484	14,795,949
RALI Series 2006-QO8 Trust
2006-QO8, 1.18% due 10/25/467	15,300,570	13,221,642
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/547,8	10,108,988	10,083,231
Nomura Resecuritization Trust
2015-4R, 1.66% due 03/26/367,8	6,174,414	5,889,773

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

2012-1R, 1.22% due 08/27/477,8	$3,855,355	$3,826,055
Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 0.97% due 07/25/377	11,907,301	9,632,520
GSAA Home Equity Trust
2006-3, 1.28% due 03/25/367	5,227,284	3,678,889
2007-7, 1.25% due 07/25/377	3,434,041	3,120,366
2006-14, 1.23% due 09/25/367	4,190,646	2,525,606
Luminent Mortgage Trust
2006-2, 1.18% due 02/25/467	10,891,934	8,089,366
RALI Series 2006-QO3 Trust
2006-QO3, 1.19% due 04/25/467	15,693,009	7,887,325
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.48% due 11/25/467	9,291,214	7,451,924
GSAA Trust
2006-9, 1.22% due 06/25/367	13,821,526	7,450,171
HSI Asset Securitization Corporation Trust
2005-OPT1, 1.40% due 11/25/357	7,320,000	6,672,883
American Home Mortgage Investment Trust
2006-1, 1.38% due 03/25/467	5,686,459	4,722,937
GCAT LLC
2015-1, 3.63% due 05/26/207,8	3,195,022	3,195,343
Alliance Bancorp Trust
2007-OA1, 1.22% due 07/25/377	4,301,337	3,129,908
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.12% due 07/25/377,8	2,264,207	2,073,235
Morgan Stanley Re-REMIC Trust
2010-R5, 1.60% due 06/26/368	1,940,693	1,421,323
First Franklin Mortgage Loan Trust
2006-FF1, 1.42% due 01/25/367	1,225,000	1,123,570
Asset Backed Securities Corporation Home Equity Loan Trust
2006-HE5, 1.12% due 07/25/367	1,137,568	1,004,888
GreenPoint Mortgage Funding Trust
2007-AR1, 1.06% due 02/25/477	270	270
Total Residential Mortgage Backed Securities		734,856,809

COMMERCIAL MORTGAGE BACKED SECURITIES - 3.3%
Cosmopolitan Hotel Trust
2016-CSMO, 5.56% due 11/15/337,8	41,183,000	41,879,314
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/308	40,150,000	40,355,243
GS Mortgage Securities Corporation Trust
2016-ICE2, 9.41% due 02/15/337,8	28,300,000	28,868,029
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% due 12/15/347,8	22,600,000	21,741,268

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15		Value

GS Mortgage Securities Trust
2014-GSFL, 4.81% due 07/15/317,8		$11,660,000	$11,716,854
CDGJ Commercial Mortgage Trust
2014-BXCH, 5.16% due 12/15/277,8		11,240,852	11,318,324
BXHTL Mortgage Trust
2015-JWRZ, 4.60% due 05/15/297,8		5,000,000	5,028,224
GE Business Loan Trust
2007-1A, 1.36% due 04/16/357,8		2,904,093	2,644,354
GS Mortgage Securities Corp Trust
2016-ICE2, 6.66% due 02/15/337,8		1,750,000	1,805,853
Total Commercial Mortgage Backed Securities			165,357,463

FINANCIAL - 0.3%
Station Place Securitization Trust
2017-1, 3.23% due 02/25/49†††,7,8		15,000,000	14,984,455

MILITARY HOUSING - 0.2%
Capmark Military Housing Trust
2007-AET2, 6.06% due 10/10/5216		5,828,424	6,028,106
Offutt AFB America First Community LLC
5.46% due 09/01/508		5,760,899	5,486,680
Total Military Housing			11,514,786
Total Collateralized Mortgage Obligations
(Cost $925,161,519)			926,713,513

SENIOR FLOATING RATE INTERESTS††,7 - 14.3%
CONSUMER, CYCLICAL - 3.1%
Petco Animal Supplies, Inc.
4.29% due 01/26/23		15,320,560	14,405,156
Gates Global, Inc.
4.40% due 07/05/21		8,600,360	8,606,810
3.50% due 04/01/24	EUR	3,750,000	4,000,013
Advantage Sales & Marketing LLC
4.25% due 07/23/21		8,941,130	8,840,542
3.86% due 07/25/19†††,2		600,000	564,137
Mavis Tire
6.25% due 11/02/20†††,2		9,235,500	9,142,292
National Vision, Inc.
4.00% due 03/12/21		7,161,152	7,155,208
6.75% due 03/11/22		650,000	629,688
Life Time Fitness, Inc.
4.00% due 06/10/22		7,390,826	7,403,759
Navistar Inc.
5.00% due 08/07/20		7,018,750	7,088,938
Sears Holdings Corp.
5.50% due 06/30/18		6,615,058	6,526,152
Belk, Inc.
5.76% due 12/12/22		7,273,052	6,124,928
Fitness International LLC
5.40% due 07/01/20		5,100,215	5,157,593
Leslie’s Poolmart, Inc.
4.77% due 08/16/23		4,691,855	4,705,930
Sky Bet
5.50% due 02/25/22	GBP	3,700,000	4,678,894
Floor and Decor Outlets of America, Inc.
4.50% due 09/30/23		4,452,625	4,474,888
Amaya Holdings B.V.
4.65% due 08/01/21		4,330,309	4,337,541
Accuride Corp.
8.15% due 11/17/23		4,289,250	4,262,442
Eyemart Express
5.19% due 12/17/21		4,195,833	4,237,792
Neiman Marcus Group, Inc.
4.25% due 10/25/20		4,648,486	3,728,736
BBB Industries, LLC
6.00% due 11/03/21		3,677,030	3,679,347

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15		Value

P.F. Chang’s China Bistro, Inc.
4.53% due 07/02/19†††		$3,618,073	$3,545,711
Blue Nile, Inc.
7.50% due 02/17/23		3,500,000	3,430,000
Acosta, Inc.
4.29% due 09/26/21		2,453,216	2,293,757
3.82% due 09/26/19†††,2		933,333	871,510
Smart & Final Stores LLC
4.58% due 11/15/22		3,200,000	3,140,000
Men’s Wearhouse
4.53% due 06/18/21		3,160,388	2,997,090
BJ’s Wholesale Club, Inc.
4.75% due 02/03/24		2,750,000	2,684,193
Packers Holdings
4.80% due 12/02/21		2,055,725	2,071,143
Dealer Tire LLC
4.94% due 12/22/21		1,955,175	1,979,615
CH Hold Corp.
4.00% due 02/01/24		1,772,727	1,783,807
4.00% due 08/01/17		18,182	—
Peer Holding BV
4.25% due 02/25/222	EUR	1,600,000	1,731,117
Med Finance Merger Sub LLC
7.40% due 08/16/21†††,2		1,576,639	1,565,148
1-800 Contacts
4.28% due 01/22/23		1,460,278	1,468,791
GVC Holdings plc
3.25% due 03/02/23	EUR	1,300,000	1,393,897
NPC International, Inc.
4.75% due 12/28/18		1,276,800	1,281,588
Alexander Mann Solutions Ltd.
5.90% due 12/20/19		1,043,543	1,022,672
Richmond UK Bidco Ltd.
4.51% due 03/04/24	GBP	800,000	1,013,036
K & N Parent, Inc.
5.75% due 10/20/23		997,500	999,994
Focus Brands Inc.
5.00% due 10/05/23		726,000	726,000
Global Blue Finance Sarl
4.50% due 12/12/22	EUR	500,000	540,707
Rite Aid Corp.
5.75% due 08/21/20		100,000	100,125
Total Consumer, Cyclical			156,390,687

TECHNOLOGY - 3.0%
Epicor Software
4.75% due 06/01/22		14,896,170	14,911,066
5.00% due 06/01/22		7,598,101	7,610,790
EIG Investors Corp.
6.04% due 02/09/23		18,023,997	18,144,216
6.53% due 11/08/19		3,132,118	3,143,863
TIBCO Software, Inc.
5.50% due 12/04/20		11,573,609	11,686,914
Severin Acquisition LLC
6.02% due 07/30/21†††,2		3,447,500	3,447,500
5.90% due 07/30/21†††,2		3,450,000	3,415,500
6.15% due 07/30/21†††,2		2,629,788	2,629,788
6.52% due 07/30/21†††,2		796,000	796,000
Advanced Computer Software
10.56% due 01/31/232		5,000,000	4,545,850
6.56% due 03/18/22		3,430,000	3,318,525
Project Alpha Intermediate Holding, Inc.
9.25% due 08/22/22†††		7,960,000	7,821,663
Planview, Inc. (PHNTM Holdings, Inc.)
6.25% due 01/27/23†††,2		6,600,000	6,501,000
Nimbus Acquisition Topco Ltd.
7.25% due 07/15/21†††,2	GBP	5,050,000	6,252,137
LANDesk Group, Inc.
5.25% due 01/20/24		6,075,000	6,101,609

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15		Value

Solera LLC
5.41% due 03/03/21†††,2		$6,480,000	$5,764,704
Kronos, Inc.
5.03% due 11/01/23		4,488,750	4,511,688
Masergy Holdings, Inc.
5.50% due 12/15/23		3,990,000	4,014,938
Active Network LLC
6.00% due 11/13/20		3,974,534	3,979,502
Cypress Holdings
7.75% due 03/31/25		3,843,750	3,763,569
Ipreo Holdings
4.40% due 08/06/21		3,222,944	3,198,772
Micron Technology, Inc.
4.74% due 04/26/22		3,027,125	3,037,538
Diebold, Inc.
5.38% due 11/06/23		2,862,000	2,902,240
Ceridian Corp.
4.54% due 09/15/20		2,631,835	2,608,807
Infor (US), Inc.
3.75% due 02/01/22	EUR	2,200,000	2,361,837
Mirion Technologies
5.90% due 03/31/22		2,205,000	2,199,488
Sparta Holding Corp.
6.65% due 07/28/20†††,2		1,814,608	1,804,549
CPI Acquisition, Inc.
5.83% due 08/17/22		1,722,372	1,598,930
Compucom Systems, Inc.
4.25% due 05/11/20		1,865,732	1,548,558
Verisure Cayman 2
3.00% due 10/21/22	EUR	1,400,000	1,496,326
MRI Software LLC
5.40% due 06/23/21†††		1,381,433	1,367,619
GTT Communications, Inc.
5.00% due 01/09/24		1,296,750	1,312,959
GlobalLogic Holdings, Inc.
5.65% due 06/20/22		1,238,590	1,241,686
Aspect Software, Inc.
11.28% due 05/25/20		1,052,219	1,050,904
Oberthur Technologies of America Corp.
3.75% due 01/10/24		877,632	883,117
Hyland Software, Inc.
4.23% due 07/01/22		617,873	624,824
Oberthur Technologies Group SAS
3.75% due 01/10/24	EUR	516,607	550,961
Eze Castle Software, Inc.
7.65% due 04/05/21		400,000	396,500
Total Technology			152,546,437

CONSUMER, NON-CYCLICAL - 2.3%
IHC Holding Corp.
7.02% due 04/30/21†††,2		7,387,500	7,312,090
7.25% due 04/30/21†††,2		1,442,750	1,440,586
Affordable Care Holdings Corp.
5.75% due 10/24/22		7,159,375	7,159,375
Lineage Logistics LLC
4.50% due 04/07/21		6,350,049	6,346,112
One Call Medical, Inc.
5.09% due 11/27/20		6,040,337	5,642,701
American Seafoods
6.02% due 08/19/212		5,525,556	5,537,049
Springs Industries, Inc.
7.50% due 06/01/21†††,2		5,074,500	5,074,500
At Home Holding III Corp.
4.54% due 06/03/22		4,912,500	4,900,219
ABB Concise Optical Group LLC
6.13% due 06/15/23		4,557,100	4,596,975
Grocery Outlet, Inc.
5.15% due 10/21/21		4,361,329	4,365,429
Project Ruby Ultimate Parent Corp.
4.75% due 02/09/24		4,300,000	4,312,556
Chobani LLC
5.25% due 10/09/23		4,139,625	4,174,108

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15		Value

Authentic Brands
5.17% due 05/27/21		$4,056,104	$4,086,525
Arctic Glacier Group Holdings, Inc.
5.25% due 03/20/24		3,700,000	3,732,375
American Tire Distributors, Inc.
5.25% due 09/01/21		3,649,326	3,653,888
DJO Finance LLC
4.25% due 06/08/20		3,715,396	3,589,221
SHO Holding I Corp.
6.00% due 10/27/222		3,390,000	3,373,050
Packaging Coordinators Midco, Inc.
5.00% due 06/30/23		3,184,000	3,170,086
Give and Go Prepared Foods Corp.
6.65% due 07/29/23		2,796,723	2,824,690
Dole Food Company, Inc.
4.00% due 03/23/24		2,800,000	2,816,800
Chef’s Warehouse Parent LLC
6.75% due 06/22/222		2,599,202	2,621,945
Culligan Holding, Inc.
5.00% due 12/13/23		2,500,000	2,534,375
IVC Acquisition Midco Ltd.
4.50% due 01/26/24	GBP	1,800,000	2,266,633
CTI Foods Holding Co. LLC
4.65% due 06/29/20		1,250,000	1,237,500
8.40% due 06/28/21		1,035,000	931,500
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		1,056,481	1,032,710
10.75% due 10/01/192		1,125,000	1,004,996
Bioclinica-Synowledge Holdings Corp.
5.25% due 10/20/23		2,000,000	2,017,500
Nellson Nutraceutical (US)
6.15% due 12/23/21		1,811,948	1,798,358
BCPE Eagle Buyer LLC
5.33% due 03/18/24		1,700,000	1,697,875
AMAG Pharmaceuticals
4.75% due 08/17/21		1,625,190	1,623,841
ADMI Corp.
4.80% due 04/29/22		1,300,000	1,310,569
CPI Holdco LLC
5.15% due 03/21/24		1,200,000	1,206,000
Nellson Nutraceutical (CAD)
6.15% due 12/23/21		1,125,431	1,116,991
Press Ganey Holdings, Inc.
4.25% due 10/23/23		997,500	999,375
NES Global Talent
6.54% due 10/03/192		1,035,035	931,531
Constellation Brands, Inc.
4.89% due 12/15/23		623,438	627,920
Quorum Business Solutions
5.75% due 08/06/212		654,925	618,904
Alpha BidCo SAS
3.50% due 01/29/23	EUR	279,950	301,440
Cheese Bidco B.V.
3.50% due 02/06/24	EUR	120,050	129,266
Targus Group International, Inc.
due 05/24/16†††,2,9		152,876	—
Total Consumer, Non-cyclical			114,117,564

INDUSTRIAL - 2.2%
Travelport Finance Luxembourg Sarl
4.29% due 09/02/21		10,210,186	10,278,287
DAE Aviation
5.25% due 07/07/22		6,750,848	6,776,163
USIC Holding, Inc.
5.17% due 12/08/23		6,010,938	6,040,992
Optiv, Inc.
4.25% due 02/01/24		5,525,000	5,549,200
Advanced Integration Technology LP
6.50% due 07/22/21		5,295,000	5,328,094
CareCore National LLC
5.50% due 03/05/21		5,080,258	5,092,959
BWAY Holding Co.
3.25% due 04/03/24		4,500,000	4,485,960

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15		Value

Kuehg Corp.
5.40% due 08/12/22		$4,426,922	$4,449,057
ProAmpac PG Borrower LLC
5.06% due 11/20/23		4,250,000	4,279,750
Pro Mach Group, Inc.
4.75% due 10/22/21		4,251,635	4,255,632
GYP Holdings III Corp.
4.54% due 04/01/21		4,234,405	4,248,506
VC GB Holdings, Inc.
4.75% due 02/28/24		4,075,000	4,095,375
Tronair Parent, Inc.
5.86% due 09/08/23		3,988,315	3,948,432
SI Organization
5.65% due 11/22/19		3,680,116	3,716,917
CHI Overhead Doors, Inc.
4.25% due 07/29/22		3,649,507	3,643,412
Hardware Holdings LLC
7.68% due 03/30/20†††,2		3,071,250	3,009,825
Bioplan USA, Inc.
5.75% due 09/23/21		2,959,026	2,903,544
NVA Holdings, Inc.
4.65% due 08/14/21		2,855,574	2,880,560
Milacron LLC
3.98% due 09/28/23		2,294,250	2,304,299
Capstone Logistics
5.50% due 10/07/21		2,186,003	2,169,608
Corialis Group Ltd.
3.75% due 03/11/24	EUR	2,000,000	2,140,467
Thermasys Corp.
5.25% due 05/03/192		2,199,125	1,968,217
Zodiac Pool Solutions LLC
5.65% due 12/20/23		1,795,500	1,805,968
National Technical Systems
7.25% due 06/12/21†††,2		1,841,615	1,795,575
Hillman Group, Inc.
4.65% due 06/30/21		1,767,822	1,780,338
Survitec
5.55% due 03/12/222	GBP	1,125,000	1,380,532
4.00% due 03/12/22	EUR	300,000	319,268
CPM Holdings, Inc.
5.25% due 04/11/22		1,674,500	1,695,431
Douglas Dynamics LLC
4.50% due 12/31/21		1,526,187	1,530,002
Swissport Investments S.A.
6.25% due 02/09/22	EUR	1,250,000	1,352,369
Reynolds Group Holdings, Inc.
3.98% due 02/05/23		1,197,000	1,201,118
Constantia Lux Parent S.A.
4.00% due 04/30/22		985,031	985,652
Mast Global
7.75% due 09/12/19†††,2		978,634	974,596
American Bath Group LLC
6.40% due 09/30/23		652,580	657,057
Filtration Group Corp.
4.30% due 11/23/20		500,000	503,335
Tank Holdings Corp.
5.25% due 03/16/22		445,652	445,282
Doncasters Group Ltd.
9.50% due 10/09/20		456,207	438,337
Ceva Group Plc (United Kingdom)
8.00% due 03/19/19†††,2		480,000	421,200
Hunter Fan Co.
6.50% due 12/20/172		391,931	388,012
Hunter Defense Technologies
7.01% due 08/05/192		365,333	328,800
NANA Development Corp.
8.00% due 03/15/182		260,000	253,500
Wencor Group
4.48% due 06/19/192		123,077	115,614
Total Industrial			111,937,242

COMMUNICATIONS - 1.2%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		27,019,060	25,710,258

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15		Value

Radiate HoldCo LLC
3.98% due 02/01/24		$4,200,000	$4,216,338
Mcgraw-Hill Global Education Holdings LLC
5.00% due 05/04/22		4,168,500	4,117,561
SFR Group SA
4.29% due 01/14/25		4,039,875	4,039,875
Anaren, Inc.
5.65% due 02/18/212		1,862,113	1,850,474
9.40% due 08/18/212		1,500,000	1,460,625
Proquest LLC
5.25% due 10/24/21		2,999,539	3,040,783
Internet Brands
4.75% due 07/08/21†††		2,606,603	2,616,590
Neustar, Inc.
4.75% due 03/01/24		2,500,000	2,528,125
Ziggo Secured Finance BV
3.00% due 04/15/25	EUR	2,250,000	2,396,503
Telenet Financing USD LLC
3.91% due 01/31/25		2,200,000	2,200,286
MergerMarket Ltd.
4.56% due 02/04/21		1,164,975	1,162,062
Bureau van Dijk Electronic Publishing BV
4.84% due 09/20/212	GBP	787,910	991,112
Virgin Media SFA Finance Ltd.
3.83% due 01/31/26	GBP	750,000	941,640
Sesac Holdco II LLC
4.26% due 02/23/24		750,000	749,378
Liberty Cablevision of Puerto Rico LLC
4.52% due 01/07/22		600,000	597,252
Total Communications			58,618,862

UTILITIES - 1.0%
Invenergy Thermal Operating I, LLC
6.65% due 10/19/22		11,905,088	11,428,883
Dynegy, Inc.
4.25% due 06/27/23		9,300,000	9,317,948
Viva Alamo LLC
5.30% due 02/22/21†††		6,157,367	5,849,498
Helix Gen Funding LLC
4.75% due 03/08/24		4,370,000	4,430,088
EFS Cogen Holdings I LLC
4.65% due 06/28/23		3,938,285	3,969,949
MRP Generation Holding
8.15% due 10/18/22		3,482,500	3,460,734
Panda Hummel
7.00% due 10/27/22		3,525,000	3,406,031
Terraform AP Acquisition Holdings LLC
5.65% due 06/26/22		2,755,283	2,775,948
Lightstone HoldCo LLC
5.54% due 01/30/24		1,700,000	1,708,926
Exgen Texas Power LLC
5.90% due 09/18/21		2,361,613	1,532,097
Osmose Utility Services, Inc.
4.90% due 08/22/22		1,326,009	1,329,325
Panda Power
7.65% due 08/21/20		1,315,063	1,290,405
Panda Temple II Power
7.25% due 04/03/19		1,285,989	1,113,988
Stonewall
6.65% due 11/15/21		500,000	486,250
Panda Hummel Station
7.00% due 10/27/22		200,000	193,250
Total Utilities			52,293,320

FINANCIAL - 0.9%
National Financial Partners Corp.
4.65% due 01/08/24		7,880,250	7,959,052
Americold Realty Operating Partnership, LP
4.75% due 12/01/22		7,467,322	7,537,365
Acrisure LLC
5.90% due 11/22/23		5,877,302	5,965,461
Hyperion Insurance
5.50% due 04/29/22		3,532,477	3,542,050

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15		Value

Alliant Holdings I L.P.
4.39% due 08/12/22		$3,486,656	$3,501,614
Magic Newco, LLC
5.00% due 12/12/18		3,319,793	3,329,487
York Risk Services
4.90% due 10/01/212		3,033,436	2,946,225
Assured Partners, Inc.
5.25% due 10/21/22		2,408,299	2,423,953
Integro Parent, Inc.
6.80% due 10/28/22		2,222,516	2,222,516
Capital Automotive L.P.
4.00% due 03/25/24		2,000,000	2,020,000
American Stock Transfer & Trust
5.75% due 06/26/20		1,553,695	1,549,811
Ryan LLC
6.75% due 08/07/202		1,145,512	1,131,193
Total Financial			44,128,727

BASIC MATERIALS - 0.4%
PQ Corp.
5.29% due 11/04/22		4,145,359	4,187,559
Platform Specialty Products
4.25% due 06/07/20	EUR	1,968,302	2,106,857
4.50% due 06/07/20		828,130	835,823
Hoffmaster Group, Inc.
5.50% due 11/21/23		2,443,875	2,471,369
Dubois Chemicals, Inc.
4.88% due 03/15/24		2,400,000	2,413,008
Zep, Inc.
5.00% due 06/27/22		1,970,000	1,994,625
ASP Chromaflo Dutch I B.V.
5.00% due 11/20/23		1,692,548	1,699,961
ASP Chromaflo Intermediate Holdings, Inc.
5.00% due 11/20/23		1,301,640	1,307,341
Ferro Corp.
2.75% due 02/14/24	EUR	600,000	638,536
Arch Coal, Inc.
5.00% due 03/07/24		500,000	498,905
Nexeo Solutions LLC
4.81% due 06/09/23		300,000	302,250
Total Basic Materials			18,456,234

ENERGY - 0.1%
Cactus Wellhead
7.15% due 07/31/20		3,095,073	2,941,868
Gavilan Resources LLC
7.00% due 03/01/24		1,500,000	1,481,250
Summit Midstream Partners, LP
7.02% due 05/13/22		1,300,000	1,322,750
Linn Energy LLC / Linn Energy Finance Corp.
4.32% due 02/27/21		578,009	534,658
8.33% due 02/27/21		289,005	290,450
PSS Companies
5.65% due 01/28/202		850,365	680,292
Total Energy			7,251,268
Total Senior Floating Rate Interests
(Cost $718,595,107)			715,740,341

CORPORATE BONDS†† - 9.7%
FINANCIAL - 6.4%
Citigroup, Inc.
6.25%7,10		31,670,000	34,164,012
5.95%7,10		16,169,000	16,876,394
5.95%7,10		6,050,000	6,299,623
5.90%7,10		3,300,000	3,444,375
Bank of America Corp.
6.10%7,10		31,313,000	33,176,123
6.50%7,10		13,948,000	15,220,755
6.30%7,10		11,100,000	12,071,250
JPMorgan Chase & Co.
6.10%7,10		22,250,000	23,512,688
6.00%7,10		11,635,000	12,132,978
Wells Fargo & Co.
5.88%7,10		29,550,000	31,853,186
Goldman Sachs Group, Inc.
5.30%7,10		23,680,000	24,124,000
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/208		10,974,000	11,083,739

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

7.50% due 04/15/218	$8,826,000	$8,903,228
6.88% due 04/15/228	1,625,000	1,551,875
Bank of New York Mellon Corp.
4.63%7,10	14,650,000	14,064,000
Atlas Mara Ltd.
8.00% due 12/31/202	14,400,000	11,908,800
Voya Financial, Inc.
5.65% due 05/15/537	10,960,000	11,151,800
GEO Group, Inc.
5.88% due 10/15/24	5,060,000	5,173,850
6.00% due 04/15/26	2,194,000	2,221,915
KeyCorp
5.00%7,10	7,250,000	7,177,500
Customers Bank
6.13% due 06/26/297,16	4,500,000	4,601,250
QBE Insurance Group Ltd.
7.25% due 11/24/437,8	3,800,000	4,313,000
Citizens Financial Group, Inc.
5.50%7,10	4,000,000	4,105,000
Greystar Real Estate Partners LLC
8.25% due 12/01/228	3,600,000	3,883,500
FBM Finance, Inc.
8.25% due 08/15/218	3,200,000	3,392,000
NFP Corp.
9.00% due 07/15/218	3,061,000	3,235,018
M&T Bank Corp.
5.13%7,10	2,600,000	2,587,000
Univest Corporation of Pennsylvania
5.10% due 03/30/252,7	2,500,000	2,543,750
Jefferies LoanCore LLC / JLC Finance Corp.
6.88% due 06/01/208	1,700,000	1,721,250
Northern Trust Corp.
4.60%7,10	1,300,000	1,274,000
NewStar Financial, Inc.
7.25% due 05/01/20	1,225,000	1,246,438
US Bancorp
5.30%7,10	1,200,000	1,222,500
Total Financial		320,236,797

BASIC MATERIALS - 0.6%
BHP Billiton Finance USA Ltd.
6.75% due 10/19/757,8	14,500,000	16,399,500
Yamana Gold, Inc.
4.95% due 07/15/24	12,800,000	12,864,000
GCP Applied Technologies, Inc.
9.50% due 02/01/238	450,000	510,750
Mirabela Nickel Ltd.
2.38% due 06/24/192	1,885,418	131,979
1.00% due 09/10/44†††,2	37,690	—
New Day Aluminum
10.00% due 10/28/20†††,2	47,328	40,229
Total Basic Materials		29,946,458

CONSUMER, CYCLICAL - 0.6%
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	10,000,000	9,500,000
6.75% due 06/15/23	5,700,000	5,358,000
Ferrellgas, LP / Ferrellgas Finance Corp.
6.75% due 01/15/22	6,653,000	6,287,085
Nathan’s Famous, Inc.
10.00% due 03/15/208	4,355,000	4,681,625
Carrols Restaurant Group, Inc.
8.00% due 05/01/22	2,574,000	2,747,745
Total Consumer, Cyclical		28,574,455

ENERGY - 0.6%
CONSOL Energy, Inc.
8.00% due 04/01/23	10,300,000	10,827,875
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
9.25% due 05/18/20†††,2,11	5,037,000	4,910,071

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15		Value

American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21		$4,475,000	$4,564,500
Hess Corp.
7.30% due 08/15/31		2,950,000	3,475,669
EP Energy LLC / Everest Acquisition Finance, Inc.
8.00% due 02/15/258		2,000,000	1,860,000
Unit Corp.
6.63% due 05/15/21		1,175,000	1,157,375
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/2211,16		7,557,400	869,101
Alta Mesa Holdings, LP / Alta Mesa Finance Services Corp.
7.88% due 12/15/24		785,000	818,363
Total Energy			28,482,954

CONSUMER, NON-CYCLICAL - 0.5%
Bumble Bee Holdings, Inc.
9.00% due 12/15/178		18,709,000	18,241,275
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/218		3,615,000	3,831,900
Bumble Bee Holdco SCA
9.63% due 03/15/188		1,826,000	1,771,220
KeHE Distributors LLC / KeHE Finance Corp.
7.63% due 08/15/218		1,125,000	1,133,438
Total Consumer, Non-cyclical			24,977,833

INDUSTRIAL - 0.3%
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/238		6,300,000	6,756,750
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/192		5,950,000	5,875,625
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,8		1,707,294	1,705,575
LMI Aerospace, Inc.
7.38% due 07/15/19		1,550,000	1,608,125
Infor US, Inc.
5.75% due 05/15/22	EUR	1,120,000	1,234,294
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/238		200,000	210,000
Total Industrial			17,390,369

DIVERSIFIED - 0.3%
HRG Group, Inc.
7.88% due 07/15/19		15,017,000	15,542,595

COMMUNICATIONS - 0.2%
MDC Partners, Inc.
6.50% due 05/01/248		7,746,000	7,387,748
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance
7.88% due 05/15/248		2,400,000	2,322,000
EIG Investors Corp.
10.88% due 02/01/24		1,100,000	1,168,750
Cengage Learning, Inc.
9.50% due 06/15/248		1,175,000	1,051,625
Total Communications			11,930,123

TECHNOLOGY - 0.1%
Micron Technology, Inc.
7.50% due 09/15/238		2,250,000	2,511,563
Epicor Software
9.40% due 06/21/23†††,2		1,850,000	1,807,450
Total Technology			4,319,013

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

UTILITIES - 0.1%
Terraform Global Operating LLC
9.75% due 08/15/228	$3,100,000	$3,475,875
Total Corporate Bonds
(Cost $482,340,127)		484,876,472

FOREIGN GOVERNMENT BONDS†† - 0.7%
Dominican Republic International Bond
6.85% due 01/27/458	16,525,000	17,062,063
Kenya Government International Bond
6.88% due 06/24/248	16,900,000	16,817,528
Senegal Government International Bond
6.25% due 07/30/248	200,000	201,620
Total Foreign Government Bonds
(Cost $33,192,810)		34,081,211

SENIOR FIXED RATE INTERESTS††,7 - 0.0%**
FINANCIAL - 0.0%**
Magic Newco, LLC
12.00% due 06/12/19	1,075,000	1,126,063

CONSUMER, NON-CYCLICAL - 0.0%**
Targus International LLC
7.50% due 12/31/19†††,2	61,579	86,106
Total Senior Fixed Rate Interests
(Cost $1,279,547)		1,212,169

COMMERCIAL PAPER†† - 11.8%
Marriott International Inc/MD
1.25% due 04/24/17	30,500,000	30,475,642
1.08% due 04/07/17	28,000,000	27,994,960
1.34% due 05/16/17	10,000,000	9,983,000
Total Marriott International Inc/MD		68,453,602
Nissan Motor Acceptance Corp
1.07% due 04/10/17	50,000,000	49,986,625
1.06% due 04/27/17	10,500,000	10,491,962
Total Nissan Motor Acceptance Corp		60,478,587
Mondelez International Inc
1.30% due 06/12/17	40,000,000	39,892,203
0.97% due 04/20/17	20,000,000	19,989,761
Total Mondelez International Inc		59,881,964
Hyundai Capital America
1.24% due 04/24/17	51,900,000	51,858,884
Total Hyundai Capital America		51,858,884
Whirlpool Corp
1.16% due 04/26/17	50,000,000	49,958,333
Ryder System Inc
1.15% due 04/17/17	29,000,000	28,985,178
1.14% due 05/08/17	20,000,000	19,975,950
Total Ryder System Inc		48,961,128
General Mills Inc
1.08% due 04/03/17	19,000,000	18,998,860
1.08% due 04/04/17	17,500,000	17,498,425
Total General Mills Inc		36,497,285
Omnicom Capital Inc
1.08% due 05/08/17	35,500,000	35,458,583
Cox Enterprises Inc
0.97% due 04/10/17	31,500,000	31,490,786
0.82% due 04/03/17	2,000,000	1,999,870
Total Cox Enterprises Inc		33,490,656
CVS Health Corp
1.23% due 04/18/17	30,000,000	29,982,575
Bemis Co Inc
1.15% due 04/03/17	18,750,000	18,748,802
1.15% due 04/04/17	10,000,000	9,999,042
Total Bemis Co Inc		28,747,844
Clorox Co/The
1.13% due 05/05/17	17,075,000	17,056,777
1.13% due 04/24/17	11,600,000	11,591,625
Total Clorox Co/The		28,648,402
Wal-Mart Stores Inc
0.82% due 04/17/17	28,000,000	27,989,796

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount15	Value

American Water Capital Corp
1.03% due 04/03/17	$20,000,000	$19,998,767
McDonald’s Corp
1.18% due 04/27/17	10,000,000	9,991,478
Total Commercial Paper
(Cost $590,401,681)		590,397,884

REPURCHASE AGREEMENTS††,12 - 0.1%
Jefferies & Company, Inc.
issued 03/10/17 at 3.95% due 04/10/17	2,956,000	2,956,000
issued 03/15/17 at 4.01% due 04/18/17	1,685,000	1,685,000
Barclays
issued 03/17/17 at 0.50% open maturity1	1,056,250	1,056,250
issued 03/17/17 at 0.25% open maturity1	316,875	316,875
issued 03/17/17 at 0.50% open maturity1	255,313	255,313
Total Repurchase Agreements
(Cost $6,269,438)		6,269,438

	Contracts

OPTIONS PURCHASED† - 0.6%
Call options on:
Bank of America Merrill Lynch June 2017 iShares 20+ year Treasury Bond ETF Expiring with strike price of $120.00	57,976	$15,537,568

Put options on:
Bank of America Merrill Lynch December 2019 EUR/DLR Expiring with strike price of $97.63	8,995	$9,950,718

	Notional

Bank of America Merrill Lynch November 2017 EUR/GBP Expiring with strike price of $0.87††	$169,360,000	5,717,007
Total Put Options		15,667,725
Total Options Purchased
(Cost $28,015,195)		31,205,293
Total Investments - 106.9%
(Cost $5,314,528,973)		$5,368,015,581

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Shares	Value

COMMON STOCKS SOLD SHORT† - (0.9)%
CONSUMER, NON-CYCLICAL - 0.0%**
Cantel Medical Corp.	6,352	$(508,795)

UTILITIES - 0.0%**
South Jersey Industries, Inc.	23,508	(838,060)

COMMUNICATIONS - (0.1)%
Amazon.com, Inc.*	2,966	(2,629,479)

CONSUMER, CYCLICAL - (0.1)%
Crocs, Inc.*
Papa John’s International, Inc.	77,889	(550,675)
Pool Corp.	8,077	(646,483)
Wynn Resorts Ltd.	6,039	(720,634)
CarMax, Inc.*	6,571	(753,102)
	15,913	(942,368)
Total Consumer, Cyclical		(3,613,262)

INDUSTRIAL – (0.1)%
EnPro Industries, Inc.
Martin Marietta Materials, Inc.	8,906	(633,751)
Vulcan Materials Co.	8,560	(1,868,220)
	17,490	(2,107,194)
Total Industrial		(4,609,165)

TECHNOLOGY - (0.1)%
CommVault Systems, Inc.*
Semtech Corp.*	11,557	(587,096)
Cypress Semiconductor Corp.	19,411	(656,092)
Medidata Solutions, Inc.*	55,947	(769,831)
Silicon Laboratories, Inc.*	13,753	(793,411)
Ultimate Software Group, Inc.*	11,837	(870,611)
Autodesk, Inc.*	4,520	(882,349)
	11,050	(955,494)
Total Technology		(5,514,884)

BASIC MATERIALS - (0.1)%
NewMarket Corp.
Balchem Corp.	1,373	(622,285)
Royal Gold, Inc.	15,104	(1,244,872)
Sensient Technologies Corp.	22,385	(1,568,069)
FMC Corp.	20,147	(1,596,851)
	26,222	(1,824,789)
Total Basic Materials		(6,856,866)

FINANCIAL - (0.4)%
Life Storage, Inc.
American Assets Trust, Inc.	6,047	(496,580)
Community Bank System, Inc.	12,111	(506,724)
Realty Income Corp.	11,256	(618,855)
Bank of the Ozarks, Inc.	10,898	(648,758)
Glacier Bancorp, Inc.	12,577	(654,130)
Extra Space Storage, Inc.	19,291	(654,544)
EastGroup Properties, Inc.	8,962	(666,683)
Mercury General Corp.	9,224	(678,241)
Morgan Stanley	11,833	(721,695)
Taubman Centers, Inc.	19,834	(849,689)
Essex Property Trust, Inc.	13,257	(875,227)
Webster Financial Corp.	3,913	(905,977)
Federal Realty Investment Trust	19,321	(966,823)
Associated Banc-Corp.	8,373	(1,117,796)
American Tower Corp. — Class A	46,785	(1,141,554)
Douglas Emmett, Inc.	11,393	(1,384,705)
People’s United Financial, Inc.	43,921	(1,686,566)
Crown Castle International Corp.	124,127	(2,259,111)
Total Financial	26,754	(2,526,915)
Total Common Stocks Sold Short
(Proceeds $39,378,495)		(43,931,084)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Face Amount	Value

CORPORATE BONDS SOLD SHORT†† - (0.0)%
Envision Healthcare Corp.
5.13% due 07/01/228
Nature’s Bounty Co.	$250,000	$(254,453)
7.63% due 05/15/218	1,300,000	(1,368,250)
Total Corporate Bonds Sold Short
(Proceeds $1,571,635)		(1,622,703)

	Contracts

OPTIONS WRITTEN† - (0.2)%
Call options on:
Bank of America Merrill Lynch June 2017 iShares 20+ Year Treasury Bond ETF Expiring with strike price of $123.00	57,976	(8,406,520)

	Notional

Put options on:
Bank of America Merrill Lynch December 2019 EUR/DLR Expiring with strike price of $96.25††	$8,995	(2,192,531)
Total Options Written
(Proceeds $8,755,082)		(10,599,051)
Total Securities Sold Short - (1.1)%
(Proceeds $49,705,212)		(56,152,838)
Other Assets & Liabilities, net - (5.8)%		(290,433,361)
Total Net Assets - 100.0%		$5,021,429,382

Unrealized Gain (Loss)

OTC EQUITY SWAP AGREEMENTS††
Morgan Stanley November 2017 Macro Opportunities Long Custom Basket Swap 1.48%13, Terminating 11/30/17 (Notional Value $72,072,621)	$4,509,213

OTC EQUITY SWAP AGREEMENTS SOLD SHORT††
Morgan Stanley November 2017 Macro Opportunities Short Custom Basket Swap 0.56%14, Terminating 11/30/17 (Notional Value $124,735,770)		$(6,117,365)

	Shares

CUSTOM BASKET OF LONG SECURITIES13
Wabash National Corp.	43,729	$289,203
Teradyne, Inc.	30,849	270,469
Alaska Air Group, Inc.	14,495	251,001
Scripps Networks Interactive, Inc. — Class A	21,489	245,100
United Continental Holdings, Inc.*	15,499	231,709
Southwest Airlines Co.	20,237	222,629
Best Buy Co., Inc.	23,895	190,784
ManpowerGroup, Inc.	9,576	179,013
Universal Corp.	13,975	168,613
United Rentals, Inc.*	4,959	163,217
UGI Corp.	52,934	154,511
Old Republic International Corp.	68,443	153,648
PPL Corp.	60,689	150,201
Discovery Communications, Inc. — Class A*	52,761	135,538

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Shares	Unrealized Gain

Conagra Brands, Inc.	37,363	$135,489
Trinity Industries, Inc.	22,789	134,949
Harris Corp.	7,856	132,329
Ameren Corp.	40,987	132,088
Cambrex Corp.*	10,174	127,327
Post Holdings, Inc.*	7,828	124,924
Robert Half International, Inc.	13,668	111,527
DaVita, Inc.*	31,493	105,949
Archer-Daniels-Midland Co.	42,373	97,450
AECOM*	18,544	94,530
Amgen, Inc.	6,971	92,333
Flowers Foods, Inc.	43,803	91,241
AmerisourceBergen Corp. — Class A	17,781	90,280
JetBlue Airways Corp.*	50,057	85,345
Juniper Networks, Inc.	46,008	78,988
VeriSign, Inc.*	18,192	77,788
Entergy Corp.	15,510	71,170
CNO Financial Group, Inc.	20,568	68,778
Textron, Inc.	12,098	66,977
Lam Research Corp.	8,208	63,642
Hawaiian Electric Industries, Inc.	50,111	61,910
American Airlines Group, Inc.	13,955	61,064
eBay, Inc.*	15,747	57,622
Owens & Minor, Inc.	40,607	39,628
Big Lots, Inc.	25,771	39,517
United Natural Foods, Inc.*	29,605	35,833
Masco Corp.	50,411	31,496
MEDNAX, Inc.*	10,130	25,106
Eastman Chemical Co.	6,595	17,875
Carlisle Companies, Inc.	11,014	13,846
Omnicom Group, Inc.	6,068	10,099
Hospitality Properties Trust	16,731	9,638
Sysco Corp.	30,242	8,411
Hilton Worldwide Holdings, Inc.	8,847	5,416
Tier REIT, Inc.	30,220	2,696

		Unrealized Gain (Loss)

Chesapeake Lodging Trust	21,955	1,424
Corning, Inc.	59,614	(2,478)
Merck & Company, Inc.	22,767	(3,613)
Bed Bath & Beyond, Inc.	38,791	(8,107)
Casey’s General Stores, Inc.	8,013	(13,133)
FirstEnergy Corp.	83,147	(16,979)
Cedar Realty Trust, Inc.	100,761	(24,402)
Ford Motor Co.	41,103	(46,693)
Mallinckrodt plc*	10,540	(76,263)
Pitney Bowes, Inc.	40,799	(80,222)
Telephone & Data Systems, Inc.	98,600	(82,721)
Michael Kors Holdings Ltd.*	33,366	(168,118)
Target Corp.	31,520	(232,390)
Total Custom Basket of Long Securities		$4,455,202

CUSTOM BASKET OF SHORT SECURITIES14
Mattel, Inc.	(22,943)	93,005
Compass Minerals International, Inc.	(19,638)	69,422
FactSet Research Systems, Inc.	(5,609)	62,459
Trustmark Corp.	(23,186)	59,922
American Campus Communities, Inc.	(23,444)	48,499
New York Community Bancorp, Inc.	(127,318)	48,041
U.S. Bancorp	(21,841)	44,482
Signature Bank*	(5,192)	41,643
Concho Resources, Inc.*	(6,201)	41,372
First Industrial Realty Trust, Inc.	(47,086)	36,499
Acadia Realty Trust	(16,648)	35,895
Packaging Corporation of America	(14,007)	32,664
Coty, Inc. — Class A	(36,462)	31,988
Provident Financial Services, Inc.	(19,087)	29,728

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Shares	Unrealized Gain (Loss)

Washington Federal, Inc.	(23,982)	$26,685
KeyCorp	(36,853)	26,381
Valley National Bancorp	(69,017)	22,317
Commerce Bancshares, Inc.	(14,455)	22,295
Newell Brands, Inc.	(24,983)	19,439
Lithia Motors, Inc. — Class A	(10,610)	17,183
WD-40 Co.	(6,158)	15,628
ABM Industries, Inc.	(26,682)	15,220
EI du Pont de Nemours & Co.	(24,181)	14,843
Citizens Financial Group, Inc.	(14,401)	14,240
General Electric Co.	(63,457)	12,657
Lennox International, Inc.	(3,024)	9,924
Loews Corp.	(23,284)	9,630
Iron Mountain, Inc.	(26,293)	9,015
Acuity Brands, Inc.	(2,506)	6,854
Cheniere Energy, Inc.*	(11,746)	5,548
O’Reilly Automotive, Inc.*	(3,408)	4,096
Chevron Corp.	(4,749)	1,915
Choice Hotels International, Inc.	(8,181)	1,775
Ligand Pharmaceuticals, Inc. — Class B*	(4,795)	1,453
Bemis Company, Inc.	(13,080)	1,425
Bottomline Technologies de, Inc.*	(20,931)	(641)
Hershey Co.	(6,255)	(1,045)
Rockwell Automation, Inc.	(3,313)	(2,097)
Ball Corp.	(34,182)	(2,152)
National Retail Properties, Inc.	(12,210)	(3,256)
Carrizo Oil & Gas, Inc.*	(18,047)	(3,487)
Healthcare Realty Trust, Inc.	(20,305)	(4,857)

		Unrealized Loss

Uniti Group, Inc.	(19,890)	(5,997)
Alexandria Real Estate Equities, Inc.	(6,895)	(6,513)
Avery Dennison Corp.	(6,406)	(9,070)
Black Hills Corp.	(17,039)	(11,038)
Quaker Chemical Corp.	(5,981)	(11,151)
Public Storage	(3,638)	(11,639)
Monolithic Power Systems, Inc.	(6,629)	(11,844)
AO Smith Corp.	(10,298)	(12,300)
Duke Realty Corp.	(25,972)	(12,511)
Gulfport Energy Corp.*	(31,362)	(16,249)
MSCI, Inc. — Class A	(5,236)	(17,256)
CME Group, Inc. — Class A	(8,642)	(19,963)
Equifax, Inc.	(9,808)	(20,053)
UDR, Inc.	(18,824)	(21,305)
AptarGroup, Inc.	(9,579)	(21,676)
Education Realty Trust, Inc.	(19,618)	(22,390)
NiSource, Inc.	(26,989)	(23,015)
Parsley Energy, Inc. — Class A*	(16,651)	(23,227)
Weingarten Realty Investors	(51,382)	(25,846)
Alexander & Baldwin, Inc.	(11,804)	(28,230)
Aqua America, Inc.	(18,570)	(28,285)
Senior Housing Properties Trust	(60,421)	(29,133)
Tyler Technologies, Inc.*	(3,513)	(29,758)
International Flavors & Fragrances, Inc.	(19,707)	(29,992)
Roper Technologies, Inc.	(5,522)	(31,930)
KBR, Inc.	(36,461)	(32,071)
Expedia, Inc.	(12,427)	(32,491)
Newfield Exploration Co.*	(14,850)	(34,275)
Allegion plc	(7,456)	(34,625)
NIKE, Inc. — Class B	(23,770)	(38,335)
Fastenal Co.	(23,358)	(39,106)

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

	Shares	Unrealized Loss

Fortinet, Inc.*	(18,564)	$(39,539)
Xylem, Inc.	(26,391)	(39,791)
Orbital ATK, Inc.	(5,983)	(42,854)
Lexington Realty Trust	(50,787)	(43,074)
Goldman Sachs Group, Inc.	(4,882)	(43,297)
DCT Industrial Trust, Inc.	(16,809)	(43,544)
Digital Realty Trust, Inc.	(5,721)	(43,743)
PPG Industries, Inc.	(7,589)	(43,820)
Intercontinental Exchange, Inc.	(12,567)	(44,472)
Red Hat, Inc.*	(6,142)	(45,307)
MarketAxess Holdings, Inc.	(5,203)	(47,602)
Healthcare Services Group, Inc.	(29,714)	(48,171)
MB Financial, Inc.	(19,137)	(48,935)
Global Payments, Inc.	(9,560)	(51,695)
Dominion Resources, Inc.	(23,317)	(51,722)
Sempra Energy	(14,658)	(52,477)
salesforce.com, Inc.*	(18,481)	(53,158)
Toll Brothers, Inc.	(16,791)	(54,217)
Symantec Corp.	(31,660)	(54,266)
Starbucks Corp.	(12,950)	(56,169)
Deltic Timber Corp.	(13,313)	(57,896)
Atmos Energy Corp.	(20,649)	(60,120)
Bio-Rad Laboratories, Inc. — Class A*	(2,528)	(60,463)
Old National Bancorp	(34,517)	(65,157)
RPM International, Inc.	(19,168)	(65,583)
Trimble, Inc.*	(16,680)	(73,549)
Four Corners Property Trust, Inc.	(24,576)	(74,267)
First Horizon National Corp.	(48,639)	(77,726)
Eagle Materials, Inc.	(8,200)	(80,885)
Netflix, Inc.*	(3,523)	(82,500)
Align Technology, Inc.*	(5,016)	(86,055)
Scotts Miracle-Gro Co. — Class A	(17,552)	(87,196)
Facebook, Inc. — Class A*	(10,504)	(89,066)
Fulton Financial Corp.	(40,912)	(92,711)
Alliant Energy Corp.	(35,203)	(95,379)
Weyerhaeuser Co.	(43,221)	(97,260)
BancorpSouth, Inc.	(21,527)	(99,682)
CoreSite Realty Corp.	(11,418)	(102,004)
Freeport-McMoRan, Inc.*	(45,568)	(106,050)
Royal Caribbean Cruises Ltd.	(5,880)	(110,716)
S&P Global, Inc.	(4,944)	(111,136)
New Jersey Resources Corp.	(32,789)	(112,203)
Priceline Group, Inc.*	(681)	(116,379)
Five Below, Inc.*	(19,102)	(121,246)
Domino’s Pizza, Inc.	(6,517)	(121,781)
Vertex Pharmaceuticals, Inc.*	(5,770)	(124,719)
MDC Holdings, Inc.	(30,886)	(130,930)
Ecolab, Inc.	(17,285)	(131,059)
Marriott Vacations Worldwide Corp.	(6,367)	(143,137)
Allegheny Technologies, Inc.	(45,388)	(147,788)
Ulta Beauty, Inc.*	(3,101)	(158,974)
Adobe Systems, Inc.*	(9,561)	(167,280)
Financial Engines, Inc.	(17,291)	(181,218)
NVIDIA Corp.	(8,114)	(182,444)
Copart, Inc.*	(14,094)	(187,390)
Equinix, Inc.	(6,164)	(192,207)
Take-Two Interactive Software, Inc.*	(16,678)	(196,748)
PTC, Inc.*	(21,349)	(223,229)
United States Steel Corp.	(26,120)	(234,360)
Bob Evans Farms, Inc.	(14,072)	(282,765)
Panera Bread Co. — Class A*	(5,489)	(309,182)
Total Custom Basket of Short Securities		$(5,962,960)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.71%	12/16/19	$(20,800,000)	$29,393	$29,393
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	1.59%	07/02/18	(34,550,000)	(62,153)	(62,153)
BOA Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.73%	07/02/23	(23,800,000)	(771,006)	(771,006)
								$(803,766)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Appreciation/ (Depreciation)
J.P. Morgan	(6,121,000)	EUR	05/02/17	$6,642,313	$6,540,008	$102,305
J.P. Morgan	3,459,000	GBP	04/11/17	(4,272,819)	(4,334,795)	61,976
J.P. Morgan	(1,900,000)	EUR	04/11/17	2,055,682	2,027,840	27,842
Morgan Stanley	(2,194,000)	EUR	04/11/17	2,368,395	2,341,622	26,773
J.P. Morgan	(1,300,000)	EUR	04/11/17	1,405,059	1,387,470	17,589
Citigroup	(298,000)	EUR	04/11/17	323,981	318,051	5,930
Deutsche Bank	(103,000)	EUR	05/02/17	111,449	110,051	1,398
Bank of America	(9,920,000)	EUR	04/11/17	10,516,857	10,587,460	(70,603)
Barclays	(15,798,000)	GBP	04/11/17	19,265,613	19,797,946	(532,333)
						$(359,123)

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	All or a portion of this security is pledged as short security collateral at March 31, 2017.
[2]	Illiquid security.
[3]	Zero coupon rate security.
[4]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[5]	Affiliated issuer — See Note 8.
[6]	Rate indicated is the 7 day yield as of March 31, 2017.
[7]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[8]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $2,334,766,163 (cost $2,278,579,406), or 46.5% of total net assets.

[9]	Security with no rate was unsettled at March 31, 2017.
[10]	Perpetual maturity.
[11]	Security is in default of interest and/or principal obligations.
[12]	Repurchase Agreements — See Note 11.
[13]	Total Return is based on the return of long basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2017.
[14]	Total Return is based on the return of short basket of securities +/- financing at a variable rate. Rate indicated is rate effective at March 31, 2017.
[15]	The face amount is denominated in U.S. Dollars unless otherwise indicated.
[16]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $46,346,590 (cost $62,012,709), or 0.9% of total net assets — See Note 13.

plc — Public Limited Company
REIT — Real Estate Investment Trust
CME — Chicago Mercantile Exchange
EUR — Euro
GBP — British Pound

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 30, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset-Backed Securities	$—	$1,707,677,090	$—	$16,708,246	$1,724,385,336
Collateralized Mortgage Obligations	—	911,729,058	—	14,984,455	926,713,513
Commercial Paper	—	590,397,884	—	—	590,397,884
Common Stocks	177,955,647	265,335	—	198,388	178,419,370
Corporate Bonds	—	476,413,147	—	8,463,325	484,876,472
Equity Swap Agreements	—	—	4,509,213	—	4,509,213
Forward Foreign Currency Exchange Contracts	—	—	243,813	—	243,813
Foreign Government Bonds	—	34,081,211	—	—	34,081,211
Interest Rate Swap Agreements	—	—	29,393	—	29,393
Mutual Funds	471,162,727	—	—	—	471,162,727
Options Purchased	25,488,286	5,717,007	—	—	31,205,293
Preferred Stocks	—	18,232,968	—	60,731	18,293,699
Repurchase Agreement	—	6,269,438	—	—	6,269,438
Senior Fixed Rate Interests	—	1,126,063	—	86,106	1,212,169
Senior Floating Rate Interests	—	645,136,041	—	70,604,300	715,740,341
Short-Term Investments	185,114,868	—	—	—	185,114,868
Warrants	—	143,260	—	—	143,260
Total	$859,721,528	$4,397,188,502	$4,782,419	$111,105,551	$5,372,798,000

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Common Stocks	$43,931,084	$—	$—	$—	$43,931,084
Corporate Bonds	—	1,622,703	—	—	1,622,703
Equity Swap Agreements	—	—	6,117,365	—	6,117,365
Forward Foreign Currency Exchange Contracts	—	—	602,936	—	602,936
Interest Rate Swap Agreements	—	—	833,159	—	833,159
Options Written	8,406,520	2,192,531	—	—	10,599,051
Unfunded Loan Commitments	—	—	934,599	455,154	1,389,753
Total	$52,337,604	$3,815,234	$8,488,059	$455,154	$65,096,051

*	Other financial instruments include forward foreign currency contracts or swaps, which are reported as unrealized gain/loss at year end.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
MACRO OPPORTUNITIES FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Level 3	Valuation Technique	Unobservable Inputs	Input Range
Asset Backed Securities	$16,708,246	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Collateralized Mortgage Obligations	14,984,455	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Common Stocks	178,597	Model Price	Purchase Price	—
Common Stocks	19,252	Enterprise Value	Valuation Multiple	6.4%
Common Stocks	539	Model Price	Liquidation value	—
Corporate Bonds	4,910,071	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Corporate Bonds	1,807,450	Model Price	Market Comparable Yields	8.7%
Corporate Bonds	1,705,575	OAS off prior broker quote	Indicative Quote	—
Corporate Bonds	40,229	Model Price	Market Comparable Yields	12.8%
Preferred Stocks	60,731	Model Price	Market Comparable Yields	—
Senior Fixed Rate Interests	86,106	Enterprise Value	Valuation Multiple	6.4	x
Senior Floating Rate Interests	34,760,736	Model Price	Purchase Price	—
Senior Floating Rate Interests	10,288,788	Model Price	Market Comparable Yields	4.6%
Senior Floating Rate Interests	8,752,676	Model Price	Market Comparable Yields	5.7%
Senior Floating Rate Interests	6,501,000	Model Price	Trade Price	—
Senior Floating Rate Interests	5,074,500	Model Price	Market Comparable Yields	5.5%
Senior Floating Rate Interests	3,431,025	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Senior Floating Rate Interests	1,795,575	Model Price	Market Comparable Yields	5.8%
Total	$111,105,551

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of December 31, 2016, the Fund had securities with a total value of $3,522,846 transfer into Level 3 from Level 2 and securities with a total value of $5,143,776 transfer out of Level 3 into Level 2 due to the availability of current and reliable market-based data provided by a third-party pricing service which utilizes significant observable inputs. There were no other securities that transferred between levels.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
MACRO OPPORTUNITIES FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs

	Senior Floating Rate Interests / Senior Fixed Rate Interests	Asset Backed Securities	Collateralized Mortgage Obligations	Corporate Bonds	Common Stocks / Preferred Stocks		Total
MACRO OPPORTUNITIES
Assets:
Beginning Balance	$58,771,052	$17,737,017	$—	$8,508,365	$91,922		$85,108,356
Purchases	18,052,811	—	15,000,000	550	(11,400	)*	33,041,961
Sales, maturities and paydowns	(5,989,893)	(1,196,125)	—	(57,573)	—		(7,243,591)
Total realized gains or losses included in earnings	(113,862)	—	—	(58)	—		(113,920)
Total change in unrealized gains or losses included in earnings	328,085	167,354	(15,545)	1,453,780	1		1,933,675
Transfers into Level 3	3,344,250	—	—	—	178,596		3,522,846
Transfers out of Level 3	(3,702,037)	—	—	(1,441,739)	—		(5,143,776)
Ending Balance	$70,690,406	$16,708,246	$14,984,455	$8,463,325	$259,119		$111,105,551
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$160,623	$160,195	$(15,545)	$1,450,648	$1		$1,755,922

*	Prior year purchase reversal.

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
MACRO OPPORTUNITIES FUND

March 31, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $4,846,631,717)	$4,890,583,416
Investments in affiliated issuers, at value (cost $461,627,818)	471,162,727
Repurchase agreements, at value (cost $6,269,438)	6,269,438
Total investments (cost $5,314,528,973)	5,368,015,581
Foreign currency, at value (cost $27,957)	27,777
Cash	39,997,738
Segregated cash with broker	15,275,055
Unrealized appreciation on swap agreements	4,538,606
Unrealized appreciation on forward foreign currency exchange contracts	243,813
Prepaid expenses	222,684
Receivables:
Securities sold	37,291,785
Fund shares sold	35,387,260
Interest	20,924,945
Dividends	822,575
Swap settlement	458,346
Foreign taxes reclaim	23,673
Total assets	5,523,229,838

Liabilities:
Securities sold short, at value (proceeds $40,950,130)	45,553,787
Segregated cash due to broker	17,407,133
Options written, at value (premiums received $8,755,082)	10,599,051
Unrealized depreciation on swap agreements	6,950,524
Unfunded loan commitments, at value (Note 9) (proceeds $2,545,590)	1,389,753
Unrealized depreciation on forward foreign currency exchange contracts	602,936
Payable for:
Securities purchased	$402,629,604
Fund shares redeemed	10,104,647
Management fees	3,050,051
Transfer agent/maintenance fees	708,642
Distribution and service fees	544,824
Fund accounting/administration fees	327,074
Trustees’ fees*	98,558
Miscellaneous	1,833,872
Total liabilities	501,800,456
Net assets	$5,021,429,382

Net assets consist of:
Paid in capital	$5,089,584,388
Accumulated net investment loss	(29,767,074)
Accumulated net realized loss on investments	(83,864,132)
Net unrealized appreciation on investments	45,476,200
Net assets	$5,021,429,382

A-Class:
Net assets	$861,539,674
Capital shares outstanding	32,394,392
Net asset value per share	$26.60
Maximum offering price per share (Net asset value divided by 96.00%)	$27.71

C-Class:
Net assets	$390,092,904
Capital shares outstanding	14,677,520
Net asset value per share	$26.58

P-Class:
Net assets	$194,408,945
Capital shares outstanding	7,307,804
Net asset value per share	$26.60

Institutional Class:
Net assets	$3,575,387,859
Capital shares outstanding	134,270,668
Net asset value per share	$26.63

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)
MACRO OPPORTUNITIES FUND

Period Ended March 31, 2017

Investment Income:
Interest	$98,539,004
Dividends from securities of affiliated issuers	3,234,422
Dividends from securities of unaffiliated issuers	1,090,425
Total investment income	102,863,851

Expenses:
Management fees	17,756,576
Transfer agent/maintenance fees
A-Class	451,238
C-Class	209,732
P-Class	67,761
Institutional Class	269,214
Distribution and service fees:
A-Class	964,088
C-Class	1,771,151
P-Class	154,914
Fund accounting/administration fees	1,599,726
Line of credit fees	368,595
Prime broker interest expense	253,242
Trustees’ fees*	37,360
Custodian fees	32,161
Miscellaneous	502,410
Total expenses	24,438,168
Less:
Expenses waived by Adviser	(1,992,564)
Expenses reimbursed by Adviser:
A-Class	(104,548)
C-Class	(17,921)
P-Class	(32,826)
Institutional Class	(275,954)
Total waived expenses	(2,423,813)
Net expenses	22,014,355
Net investment income	80,849,496

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	$24,292,133
Investments in affiliated issuers	1,092,106
Realized gain distributions received from investment company shares	45,169
Swap agreements	10,239,079
Foreign currency	1,270,676
Forward currency exchange contracts	1,571,215
Securities sold short	2,292,993
Options purchased	(5,940,195)
Options written	2,321,664
Net realized gain	37,184,840
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	42,178,317
Investments in affiliated issuers	5,573,986
Securities sold short	(794,238)
Swap agreements	2,631,546
Options purchased	7,089,769
Options written	(3,961,581)
Foreign currency	50,379
Forward foreign currency exchange contracts	(673,766)
Net change in unrealized appreciation (depreciation)	52,094,412
Net realized and unrealized gain	89,279,252
Net increase in net assets resulting from operations	$170,128,748

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
MACRO OPPORTUNITIES FUND

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$80,849,496	$157,150,208
Net realized gain (loss) on investments	37,184,840	(65,495,116)
Net change in unrealized appreciation (depreciation) on investments	52,094,412	75,814,822
Net increase in net assets resulting from operations	170,128,748	167,469,914

Distributions to shareholders from:
Net investment income
A-Class	(15,839,792)	(43,084,447)
C-Class	(5,930,473)	(17,221,539)
P-Class	(2,449,700)	(3,524,032)
Institutional Class	(60,012,057)	(129,098,070)
Total distributions to shareholders	(84,232,022)	(192,928,088)

Capital share transactions:
Proceeds from sale of shares
A-Class	275,188,072	282,051,379
C-Class	88,218,934	78,368,484
P-Class	144,878,749	52,735,159
Institutional Class	1,628,757,428	1,037,025,887
Distributions reinvested
A-Class	12,811,057	34,200,550
C-Class	4,993,805	14,434,110
P-Class	2,449,700	3,524,032
Institutional Class	51,709,376	111,104,610
Cost of shares redeemed
A-Class	(170,961,503)	(427,797,431)
C-Class	(47,998,957)	(127,965,462)
P-Class	(19,080,579)	(56,282,422)
Institutional Class	(367,854,666)	(1,323,116,513)
Net increase (decrease) from capital share transactions	1,603,111,416	(321,717,617)
Net increase (decrease) in net assets	1,689,008,142	(347,175,791)

Net assets:
Beginning of period	3,332,421,240	3,679,597,031
End of period	$5,021,429,382	$3,332,421,240
Accumulated net investment loss at end of period	$(29,767,074)	$(26,384,548)

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (concluded)
MACRO OPPORTUNITIES FUND

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	10,425,703	11,100,448
C-Class	3,342,550	3,085,029
P-Class	5,489,571	2,066,333
Institutional Class	61,619,216	40,790,744
Shares issued from reinvestment of distributions
A-Class	485,702	1,349,655
C-Class	189,496	570,223
P-Class	93,365	139,423
Institutional Class	1,956,252	4,378,100
Shares redeemed
A-Class	(6,490,655)	(16,874,688)
C-Class	(1,822,454)	(5,070,813)
P-Class	(722,274)	(2,206,800)
Institutional Class	(13,942,113)	(52,364,340)
Net increase (decrease) in shares	60,624,359	(13,036,686)

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a,h]	Year Ended Sept. 30, 2016[h]	Year Ended Sept. 30, 2015[h]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.01	$26.07	$26.81	$26.31	$26.53	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.52	1.16	.98	1.10	1.37	.99
Net gain (loss) on investments (realized and unrealized)	.61	.21	(.55)	.69	(.04)	1.52
Total from investment operations	1.13	1.37	.43	1.79	1.33	2.51
Less distributions from:
Net investment income	(.54)	(1.43)	(1.17)	(1.27)	(1.43)	(.98)
Net realized gains	—	—	—	—	(.12)	—
Return of capital	—	—	—	(.02)	—	—
Total distributions	(.54)	(1.43)	(1.17)	(1.29)	(1.55)	(.98)
Net asset value, end of period	$26.60	$26.01	$26.07	$26.81	$26.31	$26.53

Total Return[i]	4.35%	5.57%	1.59%	6.88%	5.01%	10.19%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$861,540	$727,602	$844,523	$357,765	$334,751	$83,081
Ratios to average net assets:
Net investment income (loss)	3.93%	4.59%	3.67%	4.08%	5.11%	4.61%
Total expenses[d]	1.40%	1.65%	1.52%	1.51%	1.56%	1.61%
Net expenses[e,g]	1.27%	1.46%	1.38%	1.36%	1.41%	1.37%
Portfolio turnover rate	27%	61%	40%	54%	84%	46%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2017[a,h]	Year Ended Sept. 30, 2016[h]	Year Ended Sept. 30, 2015[h]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$25.99	$26.05	$26.79	$26.29	$26.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.42	.98	.78	.90	1.17	.82
Net gain (loss) on investments (realized and unrealized)	.61	.20	(.55)	.69	(.03)	1.53
Total from investment operations	1.03	1.18	.23	1.59	1.14	2.35
Less distributions from:
Net investment income	(.44)	(1.24)	(.97)	(1.07)	(1.24)	(.84)
Net realized gains	—	—	—	—	(.12)	—
Return of capital	—	—	—	(.02)	—	—
Total distributions	(.44)	(1.24)	(.97)	(1.09)	(1.36)	(.84)
Net asset value, end of period	$26.58	$25.99	$26.05	$26.79	$26.29	$26.51

Total Return[i]	4.00%	4.79%	0.84%	6.10%	4.26%	9.54%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$390,093	$337,075	$374,633	$248,359	$163,129	$32,711
Ratios to average net assets:
Net investment income (loss)	3.17%	3.87%	2.90%	3.34%	4.36%	3.83%
Total expenses[d]	2.15%	2.36%	2.24%	2.22%	2.29%	2.31%
Net expenses[e,g]	2.04%	2.20%	2.13%	2.10%	2.15%	2.11%
Portfolio turnover rate	27%	61%	40%	54%	84%	46%

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a,h]	Year Ended Sept. 30, 2016[h]	Period Ended Sept. 30, 2015[f,h]
Per Share Data
Net asset value, beginning of period	$26.02	$26.07	$26.78
Income (loss) from investment operations:
Net investment income (loss)[c]	.50	1.20	.37
Net gain (loss) on investments (realized and unrealized)	.62	.21	(.62)
Total from investment operations	1.12	1.41	(.25)
Less distributions from:
Net investment income	(.54)	(1.46)	(.46)
Total distributions	(.54)	(1.46)	(.46)
Net asset value, end of period	$26.60	$26.02	$26.07

Total Return[i]	4.35%	5.74%	(0.95%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$194,409	$63,665	$63,819
Ratios to average net assets:
Net investment income (loss)	3.79%	4.73%	3.36%
Total expenses[d]	1.39%	1.49%	1.43%
Net expenses[e,g]	1.23%	1.33%	1.30%
Portfolio turnover rate	27%	61%	40%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

FINANCIAL HIGHLIGHTS (continued)
MACRO OPPORTUNITIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a,h]	Year Ended Sept. 30, 2016[h]	Year Ended Sept. 30, 2015[h]	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$26.04	$26.10	$26.84	$26.34	$26.56	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.55	1.26	1.06	1.18	1.46	1.12
Net gain (loss) on investments (realized and unrealized)	.63	.21	(.54)	.70	(.04)	1.47
Total from investment operations	1.18	1.47	(.52)	1.88	1.42	2.59
Less distributions from:
Net investment income	(.59)	(1.53)	(1.26)	(1.36)	(1.52)	(1.03)
Net realized gains	—	—	—	—	(.12)	—
Return of capital	—	—	—	(.02)	—	—
Total distributions	(.59)	(1.53)	(1.26)	(1.38)	(1.64)	(1.03)
Net asset value, end of period	$26.63	$26.04	$26.10	$26.84	$26.34	$26.56

Total Return[i]	4.56%	5.97%	1.92%	7.23%	5.35%	10.55%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$3,575,388	$2,204,079	$2,396,622	$914,366	$416,727	$106,716
Ratios to average net assets:
Net investment income (loss)	4.21%	4.96%	3.97%	4.37%	5.43%	5.22%
Total expenses[d]	1.05%	1.29%	1.20%	1.18%	1.23%	1.31%
Net expenses[e,g]	0.93%	1.08%	1.05%	1.02%	1.09%	1.06%
Portfolio turnover rate	27%	61%	40%	54%	84%	46%

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
MACRO OPPORTUNITIES FUND

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Net expenses may include expenses that are excluded from the expense limitation agreement and affiliated fee waivers. Excluding these expenses, the net expense ratios for the periods would be:

	03/31/17	09/30/16	09/30/15	09/30/14	09/30/13	09/30/12
A-Class	1.24%	1.28%	1.30%	1.27%	1.29%	1.29%
C-Class	2.01%	2.02%	2.05%	2.01%	2.01%	2.02%
P-Class	1.20%	1.15%	1.21%	N/A	N/A	N/A
Institutional Class	0.90%	0.90%	0.97%	0.94%	0.96%	0.96%

[h]	Consolidated.
[i]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. B-Class shares previously offered have been converted to A-Class shares effective July 31, 2014 for the Alpha Opportunity Fund, and effective August 8, 2015 for the other funds in the Trust. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2017, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Macro Opportunities Fund (the “Fund”), a non-diversified investment company.

Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Consolidation of Subsidiary

The consolidated financial statements of the Fund includes the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.

The Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objective and policies.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

A summary of the Fund’s investment in its Subsidiary is as follows:

Fund	Commencement Date of Subsidiary	Subsidiary Net Assets at March 31, 2017	% of Net Assets of the Fund at March 31, 2017
Macro Opportunities Fund	01/08/15	$4,333,342	0.09%

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The value of equity swaps with custom portfolio baskets shall be computed by using the last exchange sale price for each underlying equity security within the swap agreement. A custom portfolio equity swap will be adjusted to include dividends accrued, financing charges and/or interest, as applicable, under the swap agreement.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2017.

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

D. When the Fund engages in a short sale of a security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Fees, if any, paid to brokers to borrow securities in connection with short sales are recorded as interest expense. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the obligation to the lender and record this as an expense. Short dividend or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.

E. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

F. Swap agreements are marked-to-market daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of an agreement are recognized as realized gains or losses.

G. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

H. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

I. The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

J. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

K. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2017, there were no earnings credits received.

L. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.82% at March 31, 2017.

M. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

N. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Funds do not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, the Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, the Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Index Exposure: the use of an instrument to obtain exposure to a listed or other type of index.

Speculation: the use of an instrument to express macro-economic and other investment views.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use, and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Macro Opportunities Fund	Duration, Hedge, Index Exposure, Speculation	23,864

Fund	Use	Average Notional*
Macro Opportunities Fund	Duration, Hedge, Index Exposure, Speculation	$200,380,500

*	Average Notional relates to currency options.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

The following tables represent the Fund’s use and activity of options written for the period ended March 31, 2017:

Written Call Options
	Macro Opportunities Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2016	9,069	$2,711,631
Options Written	57,976	5,275,816
Options terminated in closing purchase transactions	(9,069)	(2,711,631)
Options expired	—	—
Options exercised	—	—
Balance at March 31, 2017	57,976	$5,275,816

Written Put Options
Macro Opportunities Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2016	—	$—
Options Written	8,995	3,479,266
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—
Balance at March 31, 2017	8,995	$3,479,266

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Equity swaps involve commitments where single or multiple cash flows are exchanged based on the price of an underlying reference asset (such as index or basket) or a fixed or variable interest rate. Index swaps will usually be computed based on the current index value as of the close of regular trading on the NYSE or other exchange, with the swap value being adjusted to include

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dividends accrued, financing charges and/or interest associated with the swap agreement. A fund utilizing a total return index swap bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying index declines in value.

The following table represents the Fund’s use and volume of equity swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Macro Opportunities Fund	Index exposure, Speculation	$189,041,658	$256,071,639

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Macro Opportunities Fund	Duration, Hedge, Speculation	$—	$1,333,725,000

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use, and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Macro Opportunities Fund	Hedge	$27,709,281	$2,342,140

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Equity/Interest Rate contracts	Unrealized appreciation on swap agreements	Unrealized appreciation on swap agreements
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts
Currency/Interest Rate contracts	Investments in unaffiliated issues, at value	Options written, at value

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2017:

Asset Derivative Investments Value
Fund	Swaps Equity Contracts	Swaps Interest Rate Contracts	Options Purchased Currency Contracts	Options Purchased Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2017
Macro Opportunities Fund	$4,509,213	$29,393	$15,667,725	$15,537,568	$243,813	$35,987,712

Liability Derivative Investments Value
Fund	Swaps Equity Contracts	Swaps Interest Rate Contracts	Options Purchased Currency Contracts	Options Written Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2017
Macro Opportunities Fund	$6,117,365	$833,159	$2,192,531	$8,406,520	$602,936	$18,152,511

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The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain(loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Currency/Commodity/Equity/Interest Rate/Total Return contracts	Net realized gain (loss) on options purchased
Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Net realized gain (loss) on swap agrrements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Swaps Interest Rate Agreements	Swaps Equity Agreements	Swaps Currency Agreements	Swaps Total Return Agreements	Options Written Interest Rate Contracts	Options Written Commodities Contracts
Macro Opportunities Fund	$1,572,489	$359,377	$194,574	$8,112,639	$—	$2,321,664

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Options Purchased Foreign Currency Contracts	Options Purchased Interest Rate Contracts	Options Purchased Commodities Contracts	Options Purchased Foreign Currency Contracts	Forward Exchange Contracts	Total
Macro Opportunities Fund	$—	$—	$—	$(5,940,195)	$1,571,215	$8,191,763

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Swaps Interest Rate Agreements	Swaps Equity Agreements	Swaps Currency Agreements	Swaps Total Return Agreements	Options Written Interest Rate Contracts	Options Written Commodities Contracts
Macro Opportunities Fund	$1,200,762	$7,591	$—	$1,423,193	$(3,130,704)	$(2,117,612)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Options Written Foreign Currency Contracts	Options Purchased Interest Rate Contracts	Options Purchased Commodities Contracts	Options Purchased Foreign Currency Contracts	Forward Exchange Contracts	Total
Macro Opportunities Fund	$1,286,735	$5,391,768	$3,899,670	$(2,201,669)	$(673,766)	$5,085,968

In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

At a meeting that occurred on November 16, 2016, the Board approved to add an advisory fee breakpoint (“breakpoint”) to the Fund.

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.89% of the average daily net assets of the Fund. Effective January 30, 2017, a breakpoint of 5 basis points (0.05%) on average daily net assets above $5 billion will apply to the Fund’s advisory fees.

GI has contractually agreed to waive the management fee it receives from the Subsidiary in an amount equal to the management fee paid to GI by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by GI unless GI obtains the prior approval of the Fund’s Board of Trustees for such termination. For the period ended March 31, 2017, the Fund waived $20,956 related to advisory fees in the Subsidiary.

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GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contracts for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Macro Opportunities Fund - A-Class	1.36%	11/30/12	02/01/18
Macro Opportunities Fund - C-Class	2.11%	11/30/12	02/01/18
Macro Opportunities Fund - P-Class	1.36%	05/01/15	02/01/18
Macro Opportunities Fund - Institutional Class	0.95%	11/30/12	02/01/18

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2017, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020	Total
Macro Opportunities Fund
A-Class	$269,842	$863,800	$990,093	$285,928	$2,409,663
C-Class	122,942	287,650	353,801	101,234	865,627
P-Class	—	10,952	61,438	61,699	134,089
Institutional Class	520,051	2,185,566	3,487,376	919,691	7,112,684

For the period ended March 31, 2017, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period March 31, 2017, the Fund waived $1,034,304 related to investments in affiliated funds.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2017, GFD retained sales charges of $712,076 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

On October 4, 2016, Rydex Fund Services, LLC (“RFS”) was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of GI. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change had no impact on the financial statements of the Trust.

MUIS acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques,

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including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received from or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

obligations of the Fund and cash collateral received from the counterparty, if any, are reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and offset in the Statement of Assets and Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Macro Opportunities Fund	Swap agreements	$4,509,213	$—	$4,509,213	$4,509,213	$—	$—
Foreign forward currency exchange contracts		243,813	—	243,813	26,773	—	217,040
Option contracts		31,205,293	—	31,205,293	10,669,654	6,620,000	13,915,639

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities[1]	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Macro Opportunities Fund	Swap agreements	$6,117,365	$—	$6,117,365	$4,535,986	$1,581,379	$—
Foreign forward currency exchange contracts		602,936	—	602,936	70,603	—	532,333
Option contracts		10,599,051	—	10,599,051	10,599,051	—	—

[1]	Centrally cleared swaps are excluded from these reported amounts.

6. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund Name	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Macro Opportunities Fund	$5,316,221,903	$142,119,480	$(90,325,802)	$51,793,678

7. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Macro Opportunities Fund	$2,523,521,360	$980,578,940

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
Macro Opportunities Fund	$16,956,793	$41,832,709	$3,307,013

8. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds,

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trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended March 31, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 09/30/16	Additions	Reductions	Value 03/31/17
Macro Opportunities Fund
Guggenheim Alpha Opportunity Fund - Institutional Class	$50,457,164	$110,011,896	$—	$166,244,516
Guggenheim Floating Rate Strategies Fund - Institutional Class	12,390,218	236,756	—	12,694,154
Guggenheim High Yield Fund - Institutional Class	13,357,046	15,500,783	(29,124,796)	—
Guggenheim Limited Duration Fund - Institutional Class	48,212,909	273,064,183	—	161,235,498
Guggenheim Risk Managed Real Estate Fund - Institutional Class	13,911,113	509,992	—	14,221,264
Guggenheim Strategy Fund I	81,343,779	3,732,541	—	85,272,458
Guggenheim Strategy Fund II	—	31,458,929	—	31,494,837
	$219,672,229	$434,515,080	$(29,124,796)	$471,162,727

Affiliated issuers by Fund	Shares 03/31/17	Investment Income	Realized Gain (Loss)	Capital Gain Distributions
Macro Opportunities Fund
Guggenheim Alpha Opportunity Fund - Institutional Class	5,591,810	$—	$—	$11,896
Guggenheim Floating Rate Strategies Fund - Institutional Class	486,739	236,749	—	—
Guggenheim High Yield Fund - Institutional Class	—	551,270	773,201	—
Guggenheim Limited Duration Fund - Institutional Class	6,519,834	1,391,436	11,979	—
Guggenheim Risk Managed Real Estate Fund - Institutional Class	494,825	169,792	306,926	33,273
Guggenheim Strategy Fund I	3,404,090	729,746	—	—
Guggenheim Strategy Fund II	1,259,793	155,429	—	—
		$3,234,422	$1,092,106	$45,169

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

9. Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2017. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2017, were as follows:

Borrower	Maturity Date	Face Amount[1]		Value
Macro Opportunities Fund
Acosta, Inc.	09/26/19		$5,066,667	$335,609
Acrisure LLC	11/22/23		222,698	—	*
Advantage Sales & Marketing LLC	07/25/19		900,000	53,657
American Bath Group LLC	09/30/23		47,170	—	*
American Stock Transfer & Trust	06/26/18		400,000	12,985
BBB Industries, LLC	11/04/19		1,750,000	125,537
CEVA Group Plc (United Kingdom)	03/19/19		520,000	63,700
CH Hold Corp.	08/01/17		159,091	262
Dubois Chemicals, Inc.	03/15/24		600,000	—	*
Endries International Inc.	06/29/17		2,000,000	—	*
Epicor Software	06/01/20		2,000,000	157,521
Eyemart Express	12/18/19		500,000	32,937
Go Daddy Operating Company LLC	12/12/17	EUR	4,000,000	—	*
Hillman Group, Inc.	06/30/19		1,000,000	48,889
Internet Brands	07/08/21		790,588	—	*
IntraWest Holdings S.à r.l.	12/10/18		750,000	10,142
Learning Care Group (US), Inc.	05/05/19		500,000	35,747
Linn Energy LLC / Linn Energy Finance Corp.	02/27/21		770,679	57,801
National Technical Systems	06/12/21		594,118	24,432
Oberthur Technologies Group SAS	01/10/24	EUR	833,394	—	*
Oberthur Technologies of America Corp.	01/10/24		1,422,368	—	*
Pro Mach Group, Inc.	10/22/19		900,000	55,514
Signode Industrial Group US, Inc.	05/01/19		3,400,000	176,615
Solera LLC	03/03/21		1,620,000	178,823
Wencor Group	06/19/19		376,923	19,582
			$31,123,696	$1,389,753

[1]	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Security has a market value of $0.

10. Line of Credit

The Trust, with the exception of Capital Stewardship Fund, and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed, with an increased commitment amount to $1,000,000,000. A Fund may draw (borrow) from the line of credit as a temporary

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measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 0.82% at March 31, 2017, plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2017.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

11. Repurchase Agreements

In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian takes possession of the underlying collateral. For the following repurchase agreements, the collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds, at a minimum, 102% of the original face amount of the repurchase agreements.

Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Barclays			Nature's Bounty Co/The
0.25% - 0.50%			7.63%
Open Maturity	$1,628,438	$1,635,890	05/15/21	$1,300,000	$1,405,490
			Envision Healthcare Corp.
			5.13%
			07/01/22	250,000	257,603
				$1,550,000	$1,663,093

Jeffries			Neuberger Berman CLO Ltd
3.95% - 4.01%			0.00%
04/10/17 - 04/18/17	4,641,000	4,657,436	01/23/24	14,779,050	9,163,011
			Venture CDO Ltd
			0.00%
			10/20/28	1,831,521	1,685,000
				$16,610,571	$10,848,011

*	The repurchase agreements were used as a means of borrowing securities to sell short.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(continued)

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. The Fund’s investment adviser, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

12. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. As of March 31, 2017, the Fund did not have any open reverse repurchase agreements.

Fund	Number of Days Outstanding	Balance at March 31, 2017	Average Balance outstanding	Average Interest Rate
Macro Opportunities Fund	89	$—	$2,059,850	-0.21%

13. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees:

Fund	Restricted Securities	Acquisition Date	Cost	Value
Macro Opportunities Fund	Airplanes Pass Through Trust
	2001-1A, 1.46% due 03/15/19	01/18/12	$3,057,624	$1,175,212
	Banco Bradesco SA 2014-1,
	5.44% due 03/12/26	11/19/14	2,935,159	2,959,810
	Capmark Military Housing Trust
	2007-AET2, 6.06% due 10/10/52	04/23/15	5,838,896	6,028,106
	Copper River CLO Ltd.
	2007-1A, due 01/20/21	05/09/14	9,535,500	1,145,829
	Customers Bank
	6.13% due 06/26/29	06/24/14	4,500,000	4,601,250
	Fortress Credit Opportunities
	2005-1A, 0.94% due 07/15/19	02/16/12	264,934	269,287

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)(concluded)

Fund	Restricted Securities	Acquisition Date	Cost	Value
	Great Lakes CLO Ltd.
	2012-1A, due 01/15/23	12/06/12	$3,103,750	$1,377,576
	RFTI Issuer Ltd.
	2015-FL1, 4.79% due 08/15/30	10/14/15	22,787,609	22,876,104
	Schahin II Finance Company SPV Ltd.
	5.88% due 09/25/22	03/21/12	4,838,890	869,101
	Turbine Engines Securitization Ltd.
	2013-1A, 6.38% due 12/13/48	11/27/13	2,114,060	2,009,096
	Turbine Engines Securitization Ltd.
	2013-1A, 5.13% due 12/13/48	11/27/13	3,036,287	3,035,219
			$62,012,709	$46,346,590

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 81

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).

82 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 83

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

84 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 85

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

86 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 87

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments

88 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 89

3.31.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Floating Rate Strategies Fund

GuggenheimInvestments.com	FR-SEMI-0317x0917

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
FLOATING RATE STRATEGIES FUND	8
NOTES TO FINANCIAL STATEMENTS	36
OTHER INFORMATION	52
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	53
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	60

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2017

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim Floating Rate Strategies Fund (the “Fund”) for the six-month period ended March 31, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2017

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500® (“S&P 500”) Index* set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.

Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.

Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly GDP growth appear stronger going forward.

Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.

On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the “Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.

Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2017

We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.

For the six months ended March 31, 2017, the S&P 500 Index returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return: This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return: This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Floating Rate Strategies Fund
A-Class	1.03%	2.33%	$ 1,000.00	$ 1,023.30	$ 5.20
C-Class	1.78%	1.95%	1,000.00	1,019.50	8.96
P-Class	1.03%	2.32%	1,000.00	1,023.20	5.20
Institutional Class	0.78%	2.45%	1,000.00	1,024.50	3.94

Table 2. Based on hypothetical 5% return (before expenses)
Floating Rate Strategies Fund
A-Class	1.03%	5.00%	$ 1,000.00	$ 1,019.80	$ 5.19
C-Class	1.78%	5.00%	1,000.00	1,016.06	8.95
P-Class	1.03%	5.00%	1,000.00	1,019.80	5.19
Institutional Class	0.78%	5.00%	1,000.00	1,021.04	3.93

[1]	Annualized and excludes expenses of the underlying funds in which the Fund invests.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2017

FLOATING RATE STRATEGIES FUND

OBJECTIVE: Seeks to provide a high level of current income while maximizing total return.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
Institutional Class	November 30, 2011

Ten Largest Holdings (% of Total Net Assets)
Flex Acquisition Company, Inc.	1.0%
LPL Holdings, Inc.	1.0%
Equinox Holdings, Inc.	1.0%
Univision Communications, Inc.	1.0%
LANDesk Group, Inc.	1.0%
VC GB Holdings, Inc.	0.9%
Press Ganey Holdings, Inc.	0.9%
Dynegy, Inc.	0.9%
Leslie’s Poolmart, Inc.	0.9%
Radiate HoldCo LLC	0.9%
Top Ten Total	9.5%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	March 31, 2017

Portfolio Composition by Quality Rating1
Rating	% of Total Investments
Fixed Income Instruments
AAA	0.8%
AA	0.8%
A	3.1%
BBB	11.5%
BB	31.1%
B	44.5%
CCC	2.2%
CC	0.1%
NR2	3.4%
Other Instruments	2.5%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

[1]
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Shares	Value

COMMON STOCKS† - 0.0%

Energy - 0.0%
Titan Energy LLC*,1	10,110	$184,002

Consumer, Non-cyclical - 0.0%16,231,796
Targus Group International Equity, Inc*,†††,1	13,186	19,252

Basic Materials - 0.0%
Mirabela Nickel Ltd.*,†††,1	4,755,634	363

Total Common Stocks
(Cost $2,130,407)		203,617

MUTUAL FUNDS† - 0.7%
Guggenheim Strategy Fund I2	742,332	18,595,415
Guggenheim Strategy Fund II2	290,542	7,263,541
Total Mutual Funds
(Cost $25,699,164)		25,858,956

SHORT-TERM INVESTMENTS† - 2.0%
Federated U.S. Treasury Cash Reserve Fund - Institutional Shares 0.48%[3]	69,808,981	69,808,981
Total Short-Term Investments
(Cost $69,808,981)		69,808,981

	Face Amount[9]

SENIOR FLOATING RATE INTERESTS†† - 80.5%
Industrial - 15.7%
Flex Acquisition Company, Inc.
4.25% due 12/29/23	$36,760,714	36,955,913
VC GB Holdings, Inc.
4.75% due 02/28/24	33,036,685	33,201,867

Rexnord LLC/ RBS Global, Inc.
3.84% due 08/21/23		29,986,725	30,072,486
Quikrete Holdings, Inc.
4.23% due 11/15/23		26,433,750	26,650,771
USIC Holding, Inc.
5.17% due 12/08/23		25,641,416	25,769,623
Travelport Finance Luxembourg Sarl
4.29% due 09/02/21		24,470,530	24,633,749
BWAY Holding Co.
3.25% due 04/03/24		24,700,000	24,622,936
Transdigm, Inc.
4.04% due 05/14/22		12,846,355	12,789,061
4.14% due 06/04/21		6,623,878	6,601,423
3.98% due 06/09/23		4,974,937	4,949,267
Optiv, Inc.
4.25% due 02/01/24		22,415,824	22,514,006
Advanced Disposal Services, Inc.
3.70% due 11/10/23		22,051,886	22,166,777
Filtration Group Corp.
4.30% due 11/23/20		18,204,396	18,325,819
Berry Plastics Corp.
3.52% due 01/19/24		9,500,000	9,556,715
3.50% due 10/01/22		8,525,003	8,574,704
American Builders & Contractors Supply Co., Inc.
3.73% due 10/31/23		17,933,712	17,964,558
Cartrawler
4.25% due 04/29/21[1]	EUR	16,231,796	17,144,434
Reynolds Group Holdings, Inc.
3.98% due 02/05/23		16,471,969	16,528,633
Brickman Group Holdings, Inc.
4.00% due 12/18/20		16,239,959	16,271,302
Engility Corp.
4.75% due 08/14/23		13,908,298	13,964,766
Zodiac Pool Solutions LLC
5.65% due 12/20/23		13,240,943	13,318,137

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]		Value

Amber Bidco Ltd.
5.35% due 06/30/21†††,1		$10,480,000	$10,351,879
4.76% due 06/30/21†††,1	GBP	2,333,333	2,887,868
CHI Overhead Doors, Inc.
4.25% due 07/29/22		12,710,005	12,688,779
TMF Group Holding BV
4.00% due 10/16/23	EUR	10,750,000	11,568,207
American Bath Group LLC
6.40% due 09/30/23		10,728,132	10,799,976
DAE Aviation
5.25% due 07/07/22		10,376,159	10,415,069
CareCore National LLC
5.50% due 03/05/21		9,540,494	9,564,345
Crosby Worldwide
4.05% due 11/23/20		6,505,457	5,989,899
CPM Holdings, Inc.
5.25% due 04/11/22		5,713,000	5,784,413
Thermasys Corp.
5.25% due 05/03/19[1]		6,227,813	5,573,892
Corialis Group Ltd.
3.75% due 03/11/24	EUR	5,075,000	5,431,436
Kuehg Corp.
5.40% due 08/12/22		5,386,466	5,413,399
Hardware Holdings LLC
7.68% due 03/30/20†††,1		5,484,375	5,374,688
GYP Holdings III Corp.
4.54% due 04/01/21		4,360,010	4,374,529
NVA Holdings, Inc.
4.65% due 08/14/21		4,287,344	4,324,858
Generac Power Systems, Inc.
3.75% due 05/31/23		4,050,000	4,067,739
Power Borrower, LLC
4.40% due 05/06/20		3,596,794	3,594,564
Hillman Group, Inc.
4.65% due 06/30/21		3,440,373	3,464,731
Survitec
4.00% due 03/12/22	EUR	2,700,000	2,873,413
SIG Onex Wizard Acquisition
4.00% due 03/14/22		2,815,320	2,831,649
Learning Care Group (US), Inc.
5.06% due 05/05/21		2,632,852	2,662,472
SI Organization
5.65% due 11/22/19		2,404,944	2,428,993
Signode Industrial Group US, Inc.
4.06% due 05/01/21		2,406,250	2,409,258
Berlin Packaging LLC
4.50% due 10/01/21		2,351,611	2,362,522
Thor Bidco (Morrison Utility)
5.86% due 09/20/23[1]	GBP	1,850,000	2,318,005
Doncasters Group Ltd.
9.50% due 10/09/20		2,348,621	2,256,625
Avis Budget Car Rental LLC
3.15% due 03/15/22		1,995,000	1,997,494
Constantia Lux Parent S.A.
4.00% due 04/30/22		1,822,308	1,823,456
Tank Holdings Corp.
5.25% due 03/16/22		1,782,609	1,781,129
Mast Global
7.75% due 09/12/19†††,1		1,583,084	1,576,552
Ceva Group Plc (United Kingdom)
8.00% due 03/19/19†††,1		1,440,000	1,263,600
NANA Development Corp.
8.00% due 03/15/18[1]		1,020,000	994,500
Pro Mach Group, Inc.
4.75% due 10/22/21		953,170	954,066
Wencor Group
4.48% due 06/19/19[1]		701,538	658,997
Atkore International, Inc.
4.15% due 12/22/23		597,924	601,476
Omnitracs, Inc.
8.90% due 05/25/21		350,000	351,096

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]		Value

Hunter Fan Co.
6.50% due 12/20/17[1]		$150,743	$149,235
Total Industrial			556,541,756

Consumer, Cyclical - 15.2%
AlixPartners, LLP
4.00% due 03/28/24		26,500,000	26,599,375
4.00% due 07/28/22		16,033,426	16,059,240
Gates Global, Inc.
3.50% due 04/01/24	EUR	20,275,000	21,626,739
4.40% due 07/05/21		14,871,692	14,882,846
Equinox Holdings, Inc.
4.25% due 03/08/24		34,000,000	34,244,460
Leslie’s Poolmart, Inc.
4.77% due 08/16/23		31,300,449	31,394,350
Hilton Worldwide Finance LLC
2.98% due 10/25/23		28,200,937	28,416,110
Smart & Final Stores LLC
4.58% due 11/15/22		28,140,447	27,612,814
Fitness International LLC
5.40% due 07/01/20		25,412,033	25,697,918
Sears Holdings Corp.
5.50% due 06/30/18		24,809,662	24,476,220
Life Time Fitness, Inc.
4.00% due 06/10/22		22,466,912	22,506,229
PetSmart Inc
4.02% due 03/11/22		22,355,416	21,321,478
Eldorado Resorts, Inc.
2.25% due 03/15/24		20,300,000	20,249,250
Navistar Inc.
5.00% due 08/07/20		19,756,875	19,954,444
PC Intermediate Holdings, Inc.
3.87% due 08/19/22		19,729,078	19,669,101
Petco Animal Supplies, Inc.
4.29% due 01/26/23		18,164,000	17,078,701
Acosta, Inc.
4.29% due 09/26/21		17,788,369	16,632,125
Advantage Sales & Marketing LLC
4.25% due 07/23/21		13,391,957	13,241,298
3.86% due 07/25/19†††,1		3,200,000	3,008,730
BBB Industries, LLC
6.00% due 11/03/21		15,576,050	15,585,863
National Vision, Inc.
4.00% due 03/12/21		14,161,937	14,150,182
Greektown Holdings LLC
3.75% due 03/20/24		12,950,000	12,941,971
BJ’s Wholesale Club, Inc.
4.75% due 02/03/24		12,367,000	12,071,058
Burlington Coat Factory Warehouse Corp.
3.70% due 08/13/21		10,100,000	10,128,381
Trader Corp.
4.25% due 09/28/23		9,877,456	9,898,001
Deuce Acquisition
6.50% due 12/08/22[1]	GBP	7,100,000	8,811,615
PTL Acqusition, Inc.
3.23% due 08/01/23		8,258,500	8,315,318
Belk, Inc.
5.76% due 12/12/22		8,051,645	6,780,613
Prime Security Services Borrower LLC
4.25% due 05/02/22		6,650,000	6,713,707
Eyemart Express
5.19% due 12/17/21		6,593,495	6,659,430
Neiman Marcus Group, Inc.
4.25% due 10/25/20		7,766,972	6,230,199
YUM! Brands, Inc.
2.98% due 06/16/23		5,174,000	5,196,662
Men’s Wearhouse
4.53% due 06/18/21		4,366,575	4,140,954
Penn National Gaming, Inc.
3.52% due 01/19/24		2,400,000	2,412,600
CH Hold Corp.
4.00% due 02/01/24		1,636,364	1,646,591
NPC International, Inc.
4.75% due 12/28/18		904,164	907,555
Kate Spade & Co.
4.00% due 04/09/21		575,318	573,880

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]		Value

Rite Aid Corp.
5.75% due 08/21/20		$500,000	$500,625
Total Consumer, Cyclical			538,336,633

Consumer, Non-cyclical - 13.5%
Press Ganey Holdings, Inc.
4.25% due 10/23/23		31,709,703	31,769,318
Albertson’s LLC
3.98% due 08/25/21		23,735,098	23,832,175
4.40% due 12/21/22		6,284,250	6,320,384
Chobani LLC
5.25% due 10/09/23		28,290,000	28,525,657
CHG Healthcare Services, Inc.
4.75% due 06/07/23		26,491,784	26,796,440
Examworks Group, Inc.
4.23% due 07/27/23		23,117,063	23,218,315
DJO Finance LLC
4.25% due 06/08/20		23,867,543	23,057,001
Dole Food Company, Inc.
4.00% due 03/23/24		17,755,000	17,861,530
4.58% due 11/01/18		4,699,164	4,700,620
JBS USA Lux SA
3.29% due 10/30/22		21,170,000	21,236,262
Sterigenics-Norion Holdings
4.00% due 05/16/22		15,715,100	15,653,811
4.40% due 05/15/22		4,925,000	4,925,000
MPH Acquisition Holdings LLC
4.90% due 06/07/23		18,783,285	19,011,314
US Foods, Inc.
3.73% due 06/27/23		16,367,750	16,508,349
American Tire Distributors, Inc.
5.25% due 09/01/21		16,403,574	16,424,079
Hearthside Group Holdings LLC
4.00% due 06/02/21		15,750,000	15,868,125
Authentic Brands
5.17% due 05/27/21		14,961,351	15,073,561
Change Healthcare Holdings, Inc.
3.75% due 03/01/24		14,860,000	14,878,575
Pharmaceutical Product Development
4.33% due 08/18/22		12,592,277	12,623,757
Hostess Brands LLC
4.00% due 08/03/22		12,383,262	12,494,711
At Home Holding III Corp.
4.54% due 06/03/22		12,281,250	12,250,547
Endo Luxembourg Finance Co.
4.00% due 09/25/22		11,257,500	11,240,276
Grifols Worldwide Operations USA, Inc.
3.19% due 01/31/25		11,000,000	11,013,970
Advancepierre Foods, Inc.
4.00% due 06/02/23		10,705,051	10,825,483
Lineage Logistics LLC
4.50% due 04/07/21		10,741,217	10,734,557
CTI Foods Holding Co. LLC
8.40% due 06/28/21		7,420,000	6,678,000
4.65% due 06/29/20		3,662,453	3,625,829
CPI Holdco LLC
5.15% due 03/21/24		9,150,000	9,195,750
Prestige Brands, Inc.
3.73% due 01/26/24		8,570,918	8,642,314
Cotiviti Corp.
3.90% due 09/28/23		8,457,224	8,457,224
ADMI Corp.
4.80% due 04/29/22		8,000,000	8,065,040
Reddy Ice Holdings, Inc.
6.75% due 05/01/19		4,706,406	4,600,512
10.75% due 10/01/19[1]		2,000,000	1,786,660
Valeant Pharmaceuticals International, Inc.
5.57% due 04/01/22		4,685,683	4,696,038
Grocery Outlet, Inc.
5.15% due 10/21/21		3,930,109	3,933,803
Nellson Nutraceutical (US)
6.15% due 12/23/21		3,048,089	3,025,228
R&R Ice Cream PLC
3.00% due 09/29/23	EUR	2,000,000	2,147,615

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]		Value

Nellson Nutraceutical (CAD)
6.15% due 12/23/21		$1,893,219	$1,879,020
NES Global Talent
6.54% due 10/03/19[1]		1,592,361	1,433,125
Acadia Healthcare Company, Inc.
3.98% due 02/16/23		1,333,125	1,340,351
Pinnacle Foods Finance LLC
2.81% due 02/02/24		1,326,675	1,331,345
Catalent Pharma Solutions, Inc.
3.75% due 05/20/21		1,032,268	1,042,807
Jacobs Douwe Egberts
3.50% due 07/02/22		702,749	707,141
Arctic Glacier Group Holdings, Inc.
5.25% due 03/20/24		100,000	100,875
Targus Group International, Inc.
due 05/24/16†††,1,4		152,876	—
Total Consumer, Non-cyclical			479,532,494

Technology - 11.5%
LANDesk Group, Inc.
5.25% due 01/20/24		33,725,000	33,872,715
Infor (US), Inc.
3.75% due 02/01/22	EUR	21,600,000	23,188,946
3.90% due 02/01/22		10,086,398	10,046,759
Solera LLC
4.25% due 03/03/23		26,514,625	26,617,766
Verisure Cayman 2
3.75% due 10/21/22	EUR	17,000,000	18,242,942
3.00% due 10/21/22	EUR	7,250,000	7,748,829
Applied Systems, Inc.
4.40% due 01/25/21		23,340,563	23,451,429
EIG Investors Corp.
6.04% due 02/09/23		16,227,858	16,336,098
6.53% due 11/08/19		5,077,305	5,096,345
Kronos, Inc.
5.03% due 11/01/23		20,668,731	20,774,348
Epicor Software
4.75% due 06/01/22		18,252,609	18,270,862
TIBCO Software, Inc.
5.50% due 12/04/20		16,569,368	16,731,583
First Data Corp.
3.98% due 03/24/21		15,391,624	15,504,291
3.98% due 07/08/22		1,119,544	1,127,706
Planview, Inc. (PHNTM Holdings, Inc.)
6.25% due 01/27/23†††,1		16,000,000	15,760,000
Diebold, Inc.
5.38% due 11/06/23		13,534,875	13,725,175
Cypress Intermediate Holdings III, Inc.
4.00% due 03/31/24		13,300,000	13,073,900
Cologix Holdings, Inc.
4.00% due 03/20/24		8,575,000	8,577,658
8.00% due 03/20/25		1,900,000	1,891,697
Advanced Computer Software
6.56% due 03/18/22		6,370,000	6,162,975
10.56% due 01/31/23[1]		4,490,000	4,082,173
Informatica Corp.
4.65% due 08/05/22		10,296,233	10,228,690
Coherent Holding GmbH
4.25% due 11/07/23	EUR	8,837,082	9,562,962
Banca Civica (UK) - Chambertin
4.59% due 08/04/21†††,1	GBP	3,800,000	4,609,221
4.59% due 05/29/20†††,1	GBP	3,800,000	4,582,759
Active Network LLC
6.00% due 11/13/20		9,046,611	9,057,920
Micro Focus International plc
4.79% due 11/19/21		8,883,769	8,944,090
Ipreo Holdings
4.40% due 08/06/21		8,773,854	8,708,050
GlobalLogic Holdings, Inc.
5.65% due 06/20/22		7,633,543	7,652,627
Go Daddy Operating Company LLC
3.41% due 02/15/24		7,590,165	7,596,845

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]		Value

Microsemi Corp.
3.23% due 01/15/23		$7,056,964	$7,088,932
Aspect Software, Inc.
11.28% due 05/25/20		6,847,145	6,838,586
Micron Technology, Inc.
4.74% due 04/26/22		5,774,672	5,794,537
Compucom Systems, Inc.
4.25% due 05/11/20		4,196,260	3,482,896
Ceridian Corp.
4.54% due 09/15/20		3,393,424	3,363,732
Cypress Holdings
7.75% due 03/31/25		2,568,750	2,515,166
Sabre GLBL, Inc.
3.73% due 02/22/24		2,387,048	2,404,092
Eze Castle Software, Inc.
7.65% due 04/05/21		1,441,176	1,428,566
Sparta Holding Corp.
6.65% due 07/28/20†††,1		1,384,832	1,377,156
Oberthur Technologies Group SAS
3.75% due 01/10/24	EUR	1,205,415	1,285,575
Gartner, Inc.
2.00% due 04/05/24		350,000	352,625
Total Technology			407,159,224

Communications - 11.4%
Univision Communications, Inc.
3.75% due 03/15/24		34,201,660	33,973,534
Altice US Finance I Corp.
2.25% due 07/15/25		24,800,000	24,761,312
3.98% due 01/15/25		8,977,500	8,960,712
SFR Group SA
4.29% due 01/14/25		29,775,375	29,775,375
3.00% due 07/31/25	EUR	3,000,000	3,181,671
2.75% due 07/31/25		501,438	499,402
Radiate HoldCo LLC
3.98% due 02/01/24		30,154,902	30,272,203
Telenet Financing USD LLC
3.91% due 01/31/25		29,450,000	29,453,829
Virgin Media Bristol LLC
3.66% due 01/31/25		28,185,935	28,247,662
WMG Acquisition Corp.
3.75% due 11/01/23		24,154,713	24,222,588
Zayo Group LLC
3.50% due 01/19/24		24,050,000	24,133,454
Sprint Communications, Inc.
3.50% due 02/02/24		24,125,000	24,107,871
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		23,272,180	22,144,876
Mcgraw-Hill Global Education Holdings LLC
5.00% due 05/04/22		19,389,259	19,152,322
Internet Brands
4.75% due 07/08/21		17,364,824	17,422,652
UPC Broadband Holding BV
3.00% due 01/15/26	EUR	13,200,000	14,056,669
Light Tower Fiber LLC
4.40% due 04/13/20		13,507,316	13,557,969
Ziggo Secured Finance BV
3.41% due 04/15/25		13,550,000	13,527,372
CSC Holdings, LLC
3.94% due 10/11/24		11,812,500	11,779,307
2.25% due 07/14/25		737,037	735,931
Houghton Mifflin Co.
4.00% due 05/31/21		10,711,731	9,854,793
Outfront Media Capital LLC
3.18% due 03/18/24		3,795,000	3,814,924
AMC Entertainment Holdings, Inc.
3.73% due 12/15/23		3,200,000	3,226,016
Charter Communications Operating, LLC
2.99% due 01/03/21		1,567,430	1,570,565
3.23% due 01/15/24		1,339,127	1,344,899
Proquest LLC
5.25% due 10/24/21		2,700,000	2,737,125
Mediacom Illinois LLC
3.20% due 02/15/24		2,650,000	2,661,051
Match Group, Inc.
4.10% due 11/16/22		2,471,875	2,498,151

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]		Value

Anaren, Inc.
5.65% due 02/18/21[1]		$1,489,690	$1,480,379
9.40% due 08/18/21[1]		275,000	267,781
Level 3 Financing, Inc.
3.23% due 02/22/24		1,000,000	1,001,250
Total Communications			404,423,645

Financial - 7.5%
LPL Holdings, Inc.
3.77% due 03/11/24		34,400,000	34,421,671
National Financial Partners Corp.
4.65% due 01/08/24		26,733,000	27,000,330
Amwins Group LLC
4.32% due 01/25/24		25,760,438	25,760,438
Avolon Luxembourg SARL
3.73% due 03/21/22		24,200,000	24,512,664
Americold Realty Operating Partnership, LP
4.75% due 12/01/22		17,964,250	18,132,755
Alliant Holdings I L.P.
4.39% due 08/12/22		16,309,573	16,379,541
Transunion Holding Co.
3.48% due 04/09/23		16,136,565	16,227,414
Hyperion Insurance
5.50% due 04/29/22		12,587,533	12,621,645
HUB International Ltd.
4.03% due 10/02/20		12,380,898	12,441,069
Acrisure LLC
5.90% due 11/22/23		11,744,968	11,921,143
Delos Finance S.A.R.L
3.40% due 10/06/23		11,250,000	11,365,313
York Risk Services
4.90% due 10/01/21[1]		11,406,249	11,078,319
WEX, Inc.
4.48% due 07/01/23		10,024,250	10,133,414
Assured Partners, Inc.
5.25% due 10/21/22		7,667,590	7,717,429
Magic Newco, LLC
5.00% due 12/12/18		7,328,783	7,350,183
American Stock Transfer & Trust
5.75% due 06/26/20		5,649,801	5,635,676
Capital Automotive L.P.
4.00% due 03/25/24		5,175,000	5,226,750
Jefferies Finance LLC
4.56% due 05/14/20		3,782,625	3,763,712
Geo Group, Inc.
3.00% due 03/15/24		2,550,000	2,561,169
Fly Leasing Ltd.
3.79% due 02/09/22		1,639,456	1,643,555
USI Holdings Corp.
4.40% due 12/27/19		1,328,998	1,328,759
Total Financial			267,222,949

Utilities - 2.8%
Dynegy, Inc.
4.25% due 06/27/23		31,400,000	31,460,602
Moss Creek Resources LLC
9.00% due 03/29/22[1]		12,862,500	12,666,475
TPF II Power LLC
due 10/02/23[4]		11,143,402	11,179,618
Helix Gen Funding LLC
4.75% due 03/08/24		10,710,000	10,857,263
EFS Cogen Holdings I LLC
4.65% due 06/28/23		9,708,260	9,786,315
Viva Alamo LLC
5.30% due 02/22/21		7,821,277	7,430,213
Stonewall
6.65% due 11/15/21		5,950,000	5,786,375
Lightstone HoldCo LLC
5.54% due 01/30/24		4,530,000	4,553,782
Panda Temple II Power
7.25% due 04/03/19		4,443,750	3,849,398
Total Utilities			97,570,041

Basic Materials - 2.3%
Alpha 3 B.V.
4.15% due 01/31/24		27,335,376	27,386,768
PQ Corp.
5.29% due 11/04/22		24,212,695	24,459,180
Nexeo Solutions LLC
4.81% due 06/09/23		10,477,858	10,556,442
Platform Specialty Products
4.25% due 06/07/20	EUR	4,139,625	4,431,028

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]	Value

4.50% due 06/07/20	$1,893,912	$1,911,506
Arch Coal, Inc.
5.00% due 03/07/24	5,900,000	5,887,079
Royal Holdings, Inc.
4.40% due 06/20/22	4,750,000	4,793,035
Zep, Inc.
5.00% due 06/27/22	2,235,727	2,263,673
Minerals Technologies, Inc.
3.29% due 02/14/24	902,558	905,942
Total Basic Materials		82,594,653

Energy - 0.6%
Veresen Midstream LP
4.50% due 03/31/22	15,547,528	15,683,569
PSS Companies
5.65% due 01/28/20[1]	5,580,219	4,464,175
Summit Midstream Partners, LP
7.02% due 05/13/22	1,000,000	1,017,500
Total Energy		21,165,244
Total Senior Floating Rate Interests
(Cost $2,867,778,684)		2,854,546,639

CORPORATE BONDS†† - 6.4%
Communications - 1.6%
Sprint Communications, Inc.
9.00% due 11/15/18[5]	12,700,000	13,827,125
DISH DBS Corp.
7.75% due 07/01/26	10,700,000	12,438,750
Ziggo Secured Finance BV
5.50% due 01/15/27[5]	5,000,000	4,999,500
Midcontinent Communications / Midcontinent Finance Corp.
6.88% due 08/15/23[5]	4,000,000	4,255,000
Level 3 Financing, Inc.
4.76% due 01/15/18[6]	4,210,000	4,231,050
Inmarsat Finance plc
4.88% due 05/15/22[5]	3,500,000	3,465,000
Anixter, Inc.
5.50% due 03/01/23	3,000,000	3,112,500
Zayo Group LLC / Zayo Capital, Inc.
5.75% due 01/15/27[5]	2,000,000	2,109,600
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25% due 09/30/22	1,890,000	1,960,875
MDC Partners, Inc.
6.50% due 05/01/24[5]	1,700,000	1,621,375
Total Communications		52,020,775

Consumer, Non-cyclical - 1.2%
Tenet Healthcare Corp.
4.63% due 06/15/20[6]	17,300,000	17,386,500
7.50% due 01/01/22	1,250,000	1,350,000
HCA, Inc.
6.50% due 02/15/20	13,914,000	15,227,203
4.50% due 02/15/27	1,500,000	1,500,000
ServiceMaster Co. LLC
5.13% due 11/15/24[5]	4,000,000	4,100,000
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[5]	1,754,000	1,710,150
Kinetic Concepts Incorporated / KCI USA Inc
7.88% due 02/15/21[5]	1,240,000	1,314,400
AMN Healthcare, Inc.
5.13% due 10/01/24[5]	450,000	454,500
Total Consumer, Non-cyclical		43,042,753

Energy - 1.0%
Sabine Pass Liquefaction LLC
5.63% due 02/01/21	5,500,000	5,926,029
5.63% due 04/15/23	4,200,000	4,556,588
CONSOL Energy, Inc.
5.88% due 04/15/22	6,750,000	6,674,063
Cheniere Corpus Christi Holdings LLC
5.88% due 03/31/25	5,200,000	5,421,000
Unit Corp.
6.63% due 05/15/21	4,000,000	3,940,000
FTS International, Inc.
8.63% due 06/15/20[5,6]	2,950,000	2,990,563

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]	Value

Legacy Reserves Limited Partnership / Legacy Reserves Finance Corp.
8.00% due 12/01/20	$2,750,000	$2,090,000
American Midstream Partners Limited Partnership / American Midstream Finance Corp.
8.50% due 12/15/21	1,428,000	1,456,560
Gibson Energy, Inc.
6.75% due 07/15/21[5]	958,000	1,001,110
BreitBurn Energy Partners Limited Partnership / BreitBurn Finance Corp.
7.88% due 04/15/22[7]	850,000	510,000
Total Energy		34,565,913

Industrial - 0.8%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
4.29% due 05/15/21[5,6]	13,500,000	13,820,625
4.63% due 05/15/23[5]	2,100,000	2,115,750
4.25% due 09/15/22[5]	1,500,000	1,515,000
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.52% due 07/15/21[5,6]	7,500,000	7,673,475
Novelis Corp.
6.25% due 08/15/24[5]	3,000,000	3,127,500
Grinding Media Inc. / MC Grinding Media Canada Inc.
7.38% due 12/15/23[5]	750,000	787,500
StandardAero Aviation Holdings, Inc.
10.00% due 07/15/23[5]	275,000	294,938
Total Industrial		29,334,788

Financial - 0.6%
Kennedy-Wilson, Inc.
5.88% due 04/01/24	11,855,000	12,151,375
Icahn Enterprises, LP / Icahn Enterprises Finance Corp.
5.88% due 02/01/22	5,000,000	5,075,000
6.00% due 08/01/20	1,700,000	1,759,500
Jefferies Finance LLC / JFIN Company-Issuer Corp.
7.38% due 04/01/20[5]	1,050,000	1,060,500
NFP Corp.
9.00% due 07/15/21[5]	850,000	898,323
Fidelity & Guaranty Life Holdings, Inc.
6.38% due 04/01/21[5]	450,000	451,125
FBM Finance, Inc.
8.25% due 08/15/21[5]	200,000	212,000
Total Financial		21,607,823

Consumer, Cyclical - 0.5%
Nathan’s Famous, Inc.
10.00% due 03/15/20[5]	7,700,000	8,277,500
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	4,615,000	4,384,250
WMG Acquisition Corp.
6.75% due 04/15/22[5]	2,280,000	2,396,850
Lennar Corp.
4.13% due 01/15/22	1,500,000	1,510,785
Total Consumer, Cyclical		16,569,385

Technology - 0.4%
First Data Corp.
5.00% due 01/15/24[5]	6,250,000	6,359,375
5.75% due 01/15/24[5]	5,200,000	5,363,800
NCR Corp.
5.88% due 12/15/21	2,250,000	2,345,625
6.38% due 12/15/23	800,000	842,000
Micron Technology, Inc.
5.25% due 08/01/23	450,000	461,250
Total Technology		15,372,050

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]	Value

Utilities - 0.3%
AES Corp.
4.05% due 06/01/19[6]	$2,608,000	$2,608,000
6.00% due 05/15/26	2,000,000	2,070,000
5.50% due 04/15/25	1,150,000	1,164,375
Terraform Global Operating LLC
9.75% due 08/15/22[5]	4,600,000	5,157,750
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[5]	630,000	653,701
Total Utilities		11,653,826

Basic Materials - 0.0%
Constellium N.V.
7.88% due 04/01/21[5]	1,000,000	1,067,500
Eldorado Gold Corp.
6.13% due 12/15/20[5]	265,000	271,625
Mirabela Nickel Ltd.
2.38% due 06/24/19[1]	1,279,819	89,587
1.00% due 09/10/44†††,1	25,570	—
Total Basic Materials		1,428,712

Diversified - 0.0%
HRG Group, Inc.
7.88% due 07/15/19	490,000	507,150
Total Corporate Bonds
(Cost $224,338,803)		226,103,175

ASSET-BACKED SECURITIES†† - 4.5%
Collateralized Loan Obligations - 3.5%
Golub Capital Partners CLO Ltd.
2016-33A, 3.37% due 11/21/28[5,6]	12,500,000	12,458,583
2015-24A, 4.78% due 02/05/27[5,6]	3,750,000	3,732,847
TICP CLO II Ltd.
2014-2A, 5.78% due 07/20/26[5,6]	6,560,000	6,266,924
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[5,8]	6,000,000	5,353,509
Octagon Loan Funding Ltd.
, % due 11/18/26[8]	5,600,000	5,074,791
PFP Ltd.
2015-2, 3.61% due 07/14/34[5,6]	5,000,000	5,008,191
Fortress Credit Opportunities V CLO Ltd.
2017-5A, % due 10/15/26[5,6]	2,500,000	2,502,642
2014-5A, 5.51% due 10/15/26[5,6]	2,500,000	2,495,005
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/28[5,6]	5,000,000	4,983,808
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 3.88% due 12/15/28[5,6]	5,000,000	4,969,766
OCP CLO Ltd.
2016-2A, 3.90% due 11/22/25[5,6]	3,800,000	3,804,230
ACIS CLO Ltd.
2013-2A, 4.87% due 10/14/22[5,6]	1,800,000	1,793,357
2015-6A, 4.40% due 05/01/27[5,6]	1,000,000	999,981
2013-1A, 5.52% due 04/18/24[5,6]	1,000,000	999,968
Avery
2013-3X COM, % due 01/18/25[8]	4,300,020	3,684,946
Jamestown CLO V Ltd.
2014-5A, 6.12% due 01/17/27[5,6]	4,000,000	3,648,942

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]	Value

Fortress Credit Funding V, LP
2015-5A, 4.69% due 08/15/22[5,6]	$3,500,000	$3,494,123
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 4.76% due 10/10/26[5,6]	3,500,000	3,468,480
OHA Credit Partners VIII Ltd.
2013-8A, 5.43% due 04/20/25[5,6]	3,225,000	3,038,884
Flagship CLO VIII Ltd.
2017-8A, 3.54% due 01/16/26[5,6]	3,000,000	2,990,033
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/28[5,6]	3,000,000	2,984,207
Treman Park CLO Ltd.
2015-1A, due 04/20/27[5,8]	3,000,000	2,691,001
ALM XIV Ltd.
2014-14A, 4.49% due 07/28/26[5,6]	2,650,000	2,656,788
Halcyon Loan Advisors Funding Ltd.
2012-1A, 4.04% due 08/15/23[5,6]	2,600,000	2,608,305
Ares XXXIII CLO Ltd.
2016-1A, 3.90% due 12/05/25[5,6]	2,500,000	2,499,749
Catamaran CLO 2012-1 Ltd.
2016-1A, 4.00% due 12/20/23[5,6]	2,000,000	2,000,201
Tralee CLO III Ltd.
2016-3A, 3.93% due 07/20/26[5,6]	2,000,000	2,000,167
Duane Street CLO IV Ltd.
2007-4A, 3.29% due 11/14/21[5,6]	2,000,000	2,000,064
KVK CLO 2014-1 Ltd.
2017-1A, 3.44% due 05/15/26[5,6]	2,000,000	1,991,073
Galaxy XVI CLO Ltd.
2013-16A, 4.39% due 11/16/25[5,6]	2,000,000	1,939,050
CIFC Funding Ltd.
2014-1A, 5.52% due 04/18/25[5,6]	2,000,000	1,901,507
DIVCORE CLO Ltd.
2013-1A, 4.81% due 11/15/32[5,6]	1,600,000	1,596,931
Dryden XXVIII Senior Loan Fund
2013-28A, 3.74% due 08/15/25[5,6]	1,500,000	1,489,526
Cent CLO 22 Ltd.
2014-22A, 6.33% due 11/07/26[5,6]	1,500,000	1,417,823
Grayson CLO Ltd.
2006-1A, 1.44% due 11/01/21[5,6]	1,200,000	1,172,328
Cerberus Onshore II CLO LLC
2014-1A, 5.02% due 10/15/23[5,6]	600,000	594,166
2014-1A, 4.52% due 10/15/23[5,6]	500,000	498,615
Telos CLO Ltd.
2013-3A, 5.27% due 01/17/24[5,6]	1,050,000	1,050,677
Cerberus Loan Funding XVI, LP
2016-2A, 4.82% due 11/15/27[5,6]	1,000,000	1,011,994
Newstar Commercial Loan Funding 2017-1 LLC
2017-1A, 4.54% due 03/20/27[5,6]	1,000,000	999,990
Shackleton VII CLO Ltd.
2016-7A, 3.87% due 04/15/27[5,6]	1,000,000	999,388

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]	Value

Venture XI CLO Ltd.
2015-11A, 3.99% due 11/14/22[5,6]	$1,000,000	$994,241
COA Summit CLO Limited
2014-1A, 4.88% due 04/20/23[5,6]	1,000,000	989,796
WhiteHorse VII Ltd.
2013-1A, 5.85% due 11/24/25[5,6]	1,000,000	935,218
Shackleton CLO
2014-6A, 6.77% due 07/17/26[5,6]	1,000,000	841,720
Westchester CLO Ltd.
2007-1A, 1.37% due 08/01/22[5,6]	750,000	747,625
NewStar Arlington Senior Loan Program LLC
2014-1A, 4.34% due 07/25/25[5,6]	600,000	593,953
Ares XXVI CLO Ltd.
2013-1A, due 04/15/25[5,8]	1,250,000	565,880
Kingsland IV Ltd.
2007-4A, 2.47% due 04/16/21[5,6]	500,000	482,045
Eastland CLO Ltd.
2007-1A, 1.43% due 05/01/22[5,6]	350,000	343,662
Newstar Commercial Loan Funding LLC
2014-1A, 5.78% due 04/20/25[5,6]	250,000	244,794
Great Lakes CLO Ltd.
2014-1A, 5.22% due 04/15/25[5,6]	250,000	242,180
Total Collateralized Loan Obligations		123,853,674

Credit Card - 0.6%
Capital One Multi-Asset Execution Trust
2007-A5, 0.95% due 07/15/20[6]	10,000,000	9,998,091
2015-A6, 1.28% due 06/15/20[6]	9,000,000	9,010,015
Chase Issuance Trust
2007-A12, 0.96% due 08/15/19[6]	4,000,000	3,999,999
Credit Card Pass-Through Trust
2012-BIZ, due 12/15/49[5,11]	64,350	48,019
Total Credit Card		23,056,124

Collateralized Debt Obligations - 0.2%
Triaxx Prime CDO Ltd.
2006-2A, 1.05% due 10/02/39[5,6]	2,506,834	2,442,997
N-Star REL CDO VIII Ltd.
2006-8A, 1.15% due 02/01/41[5,6]	1,733,536	1,723,725
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.31% due 11/20/46	1,115,297	1,109,035
SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[5,6]	180,966	178,780
Total Collateralized Debt Obligations		5,454,537

Automotive - 0.1%
AmeriCredit Automobile Receivables Trust
2016-2, 1.55% due 10/08/19[6]	4,255,710	4,265,683

Transport-Aircraft - 0.1%
Castlelake Aircraft Securitization Trust
2014-1, 5.25% due 02/15/29	1,550,548	1,546,672
2014-1, 7.50% due 02/15/29	1,132,696	1,132,696
Airplanes Pass Through Trust
2001-1A, 1.46% due 03/15/19[6,10]	1,620,327	502,301
Total Transport-Aircraft		3,181,669
Total Asset-Backed Securities
(Cost $156,166,941)		159,811,687

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]	Value

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 4.1%
Residential Mortgage Backed Securities - 3.3%
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21[5,6]	$19,410,908	$19,241,064
LSTAR Securities Investment Trust
2016-5, 2.78% due 11/01/21[5,6]	10,308,991	10,256,580
2015-10, 2.78% due 11/02/20[5,6]	1,526,560	1,526,083
LSTAR Securities Investment Ltd.
2016-4, 2.78% due 10/01/21[5,6]	6,862,037	6,807,271
2017-1, 2.78% due 01/01/22[5,6]	4,699,402	4,687,653
RALI Series Trust
2006-QO2, 1.20% due 02/25/46[6]	8,895,441	3,856,192
2007-QO4, 1.17% due 05/25/47[6]	3,531,257	3,183,607
2006-QO10, 1.14% due 01/25/37[6]	3,370,069	2,858,684
Lehman XS Trust Series
2007-15N, 1.23% due 08/25/37[6]	5,733,051	4,903,304
2006-16N, 1.17% due 11/25/46[6]	3,045,683	2,608,090
GSAA Home Equity Trust
2006-14, 1.15% due 09/25/36[6]	11,510,804	5,984,152
2007-7, 1.25% due 07/25/37[6]	909,680	826,587
Soundview Home Loan Trust
2005-OPT3, 1.45% due 11/25/35[6]	6,000,000	5,412,123
American Home Mortgage Investment Trust
2006-1, 1.38% due 03/25/46[6]	6,184,243	5,136,376
CIM Trust
2017-2, 2.78% due 12/25/57[5,6]	5,000,000	4,962,643
IndyMac INDX Mortgage Loan Trust
2006-AR4, 1.19% due 05/25/46[6]	5,555,296	4,851,995
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.42% due 07/25/47[6]	5,433,528	4,691,695
Structured Asset Securities Corporation Mortgage Loan Trust
2006-OPT1, 1.24% due 04/25/36[6]	3,473,270	3,383,365
2007-BC1, 1.11% due 02/25/37[6]	789,710	708,223
Nomura Resecuritization Trust
2015-4R, 1.66% due 03/26/36[5,6]	2,398,254	2,287,694
2012-1R, 1.22% due 08/27/47[5,6]	955,233	947,973
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[5,6]	3,221,657	3,213,448
American Home Mortgage Assets Trust
2006-4, 1.19% due 10/25/46[6]	4,781,888	3,159,328
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.48% due 11/25/46[6]	3,817,091	3,061,459
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.12% due 07/25/37[5,6]	2,937,737	2,689,956

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]	Value

Merrill Lynch Alternative Note Asset Trust Series
2007-OAR3, 0.97% due 07/25/37[6]	$2,644,305	$2,139,135
GreenPoint Mortgage Funding Trust
2005-HE4, 1.45% due 07/25/30[6]	1,903,002	1,870,507
Morgan Stanley Re-REMIC Trust
2010-R5, 1.60% due 06/26/36[5]	1,003,807	735,167
Alliance Bancorp Trust
2007-OA1, 1.22% due 07/25/37[6]	782,061	569,074
New Century Home Equity Loan Trust
2004-4, 1.78% due 02/25/35[6]	351,611	311,685
Total Residential Mortgage Backed Securities		116,871,113

Commercial Mortgage Backed Securities - 0.8%
Cosmopolitan Hotel Trust
2016-CSMO, 5.56% due 11/15/33[5,6]	19,500,000	19,829,702
GS Mortgage Securities Corporation Trust
2016-ICE2, 9.41% due 02/15/33[5,6]	10,000,000	10,200,717
Total Commercial Mortgage Backed Securities		30,030,419
Total Collateralized Mortgage Obligations
(Cost $144,759,623)		146,901,532

SENIOR FIXED RATE INTERESTS†† - 0.1%
Consumer, Cyclical - 0.1%
Men’s Wearhouse, Inc.
5.00% due 06/18/21	4,700,000	4,418,000

Financial - 0.0%
Magic Newco, LLC
12.00% due 06/12/19	500,000	523,750

Consumer, Non-cyclical - 0.0%
Targus International LLC
7.50% due 12/31/19†††,1	61,579	86,106
Total Senior Fixed Rate Interests
(Cost $5,272,896)		5,027,856

COMMERCIAL PAPER†† - 9.4%
CVS Health Corp
1.22% due 04/17/17	55,000,000	54,970,178
Mondelez International Inc
1.30% due 06/13/17	30,000,000	29,918,044
1.04% due 04/26/17	25,000,000	24,978,098
Marriott International Inc/MD
1.23% due 04/18/17	39,000,000	38,977,348
1.25% due 04/24/17	10,000,000	9,992,014
Clorox Co/The
0.90% due 04/06/17	33,500,000	33,495,813
Cox Enterprises Inc
0.97% due 04/10/17	30,000,000	29,991,225
Hyundai Capital America
1.19% due 04/25/17	24,518,000	24,497,732
Whirlpool Corp
1.16% due 04/26/17	21,500,000	21,482,083
VF Corp
0.85% due 04/03/17	20,000,000	19,999,056
Nissan Motor Acceptance Corp
0.90% due 04/27/17	20,000,000	19,987,000
Harley-Davidson Financial Services Inc
0.88% due 04/06/17	16,000,000	15,998,045

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

	Face Amount[9]	Value

Ryder System Inc
1.15% due 04/19/17	$8,000,000	$7,995,400
Total Commercial Paper
(Cost $332,288,753)		332,282,036

Total Investments - 107.7%
(Cost $3,828,244,252)		$3,820,544,479
Other Assets & Liabilities, net - (7.7)%		(273,148,932)
Total Net Assets - 100.0%		$3,547,395,547

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††

Counterparty	Contracts to Buy (Sell)	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley	(21,546,000)	EUR	04/11/17	$23,258,631	$22,995,706	$262,925
J.P. Morgan	(7,250,000)	EUR	04/11/17	7,880,823	7,737,811	143,012
Citigroup	(2,670,000)	EUR	04/11/17	2,902,784	2,849,649	53,135
Morgan Stanley	720,000	EUR	04/11/17	(768,729)	(768,444)	(285)
Bank of America	(1,900,000)	GBP	04/11/17	2,358,613	2,381,067	(22,454)
Barclays	(16,883,000)	GBP	04/11/17	20,588,768	21,157,661	(568,893)
Bank of America	(76,045,000)	EUR	04/11/17	80,584,658	81,161,630	(576,972)
						$(709,532)

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Affiliated issuer — See Note 7.
[3]	Rate indicated is the 7 day yield as of March 31, 2017.
[4]	Security with no rate was unsettled at March 31, 2017.
[5]
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $318,915,379 (cost $312,259,244), or 9.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[6]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[7]	Security is in default of interest and/or principal obligations.
[8]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[9]	The face amount is denominated in U.S. dollars unless otherwise indicated.
[10]
Security is a 144A or Section 4(a)(2) security. These securities are considered illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $502,301 (cost $1,307,090), or less than 0.0% of total net assets — See Note 10.

[11]	Zero coupon rate security.
plc — Public Limited Company
REIT — Real Estate Investment Trust

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
FLOATING RATE STRATEGIES FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Asset-Backed Securities	$—	$159,811,687	$—	$—		$159,811,687
Collateralized Mortgage Obligations	—	146,901,532	—	—		146,901,532
Commercial Paper	—	332,282,036	—	—		332,282,036
Common Stocks	184,002	—	—	19,615		203,617
Corporate Bonds	—	226,103,175	—	—	**	226,103,175
Forward Foreign Currency Exchange Contracts	—	—	459,072	—		459,072
Mutual Funds	25,858,956	—	—	—		25,858,956
Senior Fixed Rate Interests	—	4,941,750	—	86,106		5,027,856
Senior Floating Rate Interests	—	2,803,754,186	—	50,792,453		2,854,546,639
Short-Term Investments	69,808,981	—	—	—		69,808,981
Total	$95,851,939	$3,673,794,366	$459,072	$50,898,174		$3,821,003,551

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3		Total
Forward Foreign Currency Exchange Contracts	$—	$—	$1,168,604	$—		$1,168,604
Unfunded Loan Commitments	—	1,300,342	—	—		1,300,342
Total	$—	$1,300,342	$1,168,604	$—		$2,468,946

*	Other financial instruments include forward foreign currency exchange contracts, which are reported as unrealized gain/loss at period end.
**	Less than $1.

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 03/31/17	Valuation Technique	Unobservable Inputs	Input Range
Common Stocks	$19,252	Enterprise Value	Valuation Multiple	6.4	x
Common Stocks	363	Model Price	Liquidation value	—
Senior Fixed Rate Interests	86,106	Enterprise Value	Valuation Multiple	6.4	x
Senior Floating Rate Interests	19,202,185	Model Price	Purchase Price	—
Senior Floating Rate Interests	15,760,000	Model Price	Trade Price	—
Senior Floating Rate Interests	9,191,980	Enterprise Value	Valuation Multiple	11.1	x
Senior Floating Rate Interests	6,638,288	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote	—
Total	$50,898,174

Any remaining Level 3 securities held by the Fund and excluded from the tables above, were not considered material to the Fund.

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
FLOATING RATE STRATEGIES FUND

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of March 31, 2017, the Fund had securities with a total value of $6,565,543 transfer into Level 3 from Level 2 and securities with a total value of $809,970 transfer out of Level 3 into Level 2 due to changes in the securities valuation method. There were no other securities that transferred between levels.

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs
	Senior Floating Rate Interests	Senior Fixed Rate Interests	Common Stocks	Corporate Bonds	Total
Floating Rate Strategies Fund
Assets:
Beginning Balance	$43,247,269	$80,078	$19,616	$358,349	$43,705,312
Purchases	24,730,000	4,311	—	—	24,734,311
Sales, maturities and paydowns	(23,081,669)	—	—	—	(23,081,669)
Total realized gains or losses included in earnings	(3,736,569)	—	—	—	(3,736,569)
Total change in unrealized gains or losses included in earnings	3,519,500	1,717	(1)	—	3,521,216
Transfers into Level 3	6,565,543	—	—	—	6,565,543
Transfers out of Level 3	(451,621)	—	—	(358,349)	(809,970)
Ending Balance	$50,792,453	$86,106	$19,615	$—	$50,898,174
Net change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$285,832	$(1,717)	$(1)	$—	$287,548

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
FLOATING RATE STRATEGIES FUND

March 31, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $3,802,545,088)	$3,794,685,523
Investments in affiliated issuers, at value (cost $25,699,164)	25,858,956
Total investments (cost $3,828,244,252)	3,820,544,479
Foreign currency, at value (cost $564,418)	564,418
Cash	2,989,025
Segregated cash with broker	1,840,000
Unrealized appreciation on forward foreign currency exchange contracts	459,072
Prepaid expenses	227,179
Receivables:
Securities sold	3,299,480
Fund shares sold	23,874,217
Dividends	44,455
Foreign taxes reclaim	63,494
Interest	11,644,680
Total assets	3,865,550,499

Liabilities:
Unfunded loan commitments, at value (Note 8) (proceeds $2,935,523)	1,300,342
Unrealized depreciation on forward foreign currency exchange contracts	1,168,604
Payable for:
Securities purchased	300,984,401
Fund shares redeemed	10,176,471
Management fees	1,878,704
Transfer agent/maintenance fees	353,198
Distribution and service fees	353,110
Fund accounting/administration fees	235,544
Trustees’ fees*	45,622
Miscellaneous	1,658,956
Total liabilities	318,154,952
Net assets	$3,547,395,547

Net assets consist of:
Paid in capital	$3,568,874,532
Accumulated net investment loss	(1,573,723)
Accumulated net realized loss on investments	(13,260,640)
Net unrealized depreciation on investments	(6,644,622)
Net assets	$3,547,395,547

A-Class:
Net assets	$558,518,710
Capital shares outstanding	21,431,460
Net asset value per share	$26.06
Maximum offering price per share (Net asset value divided by 97.00%)	$26.87

C-Class:
Net assets	$221,361,072
Capital shares outstanding	8,497,331
Net asset value per share	$26.05

P-Class:
Net assets	$237,789,758
Capital shares outstanding	9,120,245
Net asset value per share	$26.07

Institutional Class:
Net assets	$2,529,726,007
Capital shares outstanding	96,988,773
Net asset value per share	$26.08

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (Unaudited)
FLOATING RATE STRATEGIES FUND

Period Ended March 31, 2017

Investment Income:
Interest	$65,078,700
Dividends from securities of affiliated issuers	249,361
Total investment income	65,328,061

Expenses:
Management fees	9,493,986
Transfer agent/maintenance fees:
A-Class	262,119
C-Class	80,262
P-Class	118,874
Institutional Class	299,904
Distribution and service fees:
A-Class	618,322
C-Class	1,050,679
P-Class	221,761
Fund accounting/administration fees	1,172,479
Line of credit fees	234,136
Trustees’ fees*	36,844
Custodian fees	28,440
Miscellaneous	255,006
Total expenses	13,872,812
Less:
Expenses waived by Adviser	(12,840)
Expenses reimbursed by Adviser:
A-Class	(212,103)
C-Class	(59,208)
P-Class	(100,652)
Institutional Class	(144,295)
Expenses waived by Distributor:
A-Class	(5,722)
C-Class	(2,462)
P-Class	(1,254)
Total waived/reimbursed expenses	(538,536)
Net expenses	13,334,276
Net investment income	51,993,785
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	679,057
Foreign currency	(4,219,396)
Forward foreign currency exchange contracts	6,049,002
Net realized gain	2,508,663
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	13,102,940
Investments in affiliated issuers	61,672
Foreign currency	206,006
Forward foreign currency exchange contracts	(1,193,914)
Net change in unrealized appreciation (depreciation)	12,176,704
Net realized and unrealized gain	14,685,367
Net increase in net assets resulting from operations	$66,679,152

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

STATEMENTS OF CHANGES IN NET ASSETS
FLOATING RATE STRATEGIES FUND

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$51,993,785	$82,804,906
Net realized gain (loss) on investments	2,508,663	(15,139,654)
Net change in unrealized appreciation (depreciation) on investments	12,176,704	28,480,707
Net increase in net assets resulting from operations	66,679,152	96,145,959

Distributions to shareholders from:
Net investment income
A-Class	(8,708,678)	(17,533,970)
C-Class	(2,922,283)	(6,005,382)
P-Class	(3,044,949)	(3,269,505)
Institutional Class	(38,147,940)	(62,586,943)
Total distributions to shareholders	(52,823,850)	(89,395,800)

Capital share transactions:
Proceeds from sale of shares
A-Class	216,646,483	328,587,677
C-Class	50,443,786	93,383,014
P-Class	142,132,969	130,565,954
Institutional Class	1,244,929,601	1,293,714,252
Distributions reinvested
A-Class	7,347,804	15,307,772
C-Class	2,265,659	4,886,193
P-Class	3,044,949	3,269,505
Institutional Class	30,044,130	50,783,545
Cost of shares redeemed
A-Class	(120,604,981)	(292,937,913)
C-Class	(29,734,730)	(47,794,125)
P-Class	(33,107,184)	(30,899,865)
Institutional Class	(398,681,759)	(934,769,638)
Net increase from capital share transactions	1,114,726,727	614,096,371
Net increase in net assets	1,128,582,029	620,846,530

Net assets:
Beginning of period	2,418,813,518	1,797,966,988
End of period	$3,547,395,547	$2,418,813,518
Accumulated net investment loss at end of period	$(1,573,723)	$(743,658)

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
FLOATING RATE STRATEGIES FUND

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	8,322,973	12,898,402
C-Class	1,939,053	3,665,393
P-Class	5,455,000	5,115,313
Institutional Class	47,776,057	50,648,724
Shares issued from reinvestment of distributions
A-Class	282,307	600,582
C-Class	87,089	191,843
P-Class	117,373	128,540
Institutional Class	1,153,200	1,990,689
Shares redeemed
A-Class	(4,634,495)	(11,505,029)
C-Class	(1,142,952)	(1,879,755)
P-Class	(1,270,948)	(1,218,323)
Institutional Class	(15,305,007)	(36,817,913)
Net increase in shares	42,779,650	23,818,466

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

FINANCIAL HIGHLIGHTS
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$25.92	$25.88	$26.52	$26.62	$26.10	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.45	.99	1.04	1.10	1.30	1.09
Net gain (loss) on investments (realized and unrealized)	.15	.12	(.42)	.05	.65	.97
Total from investment operations	.60	1.11	.62	1.15	1.95	2.06
Less distributions from:
Net investment income	(.46)	(1.07)	(1.18)	(1.20)	(1.37)	(.96)
Net realized gains	—	—	(.08)	(.05)	(.06)	—
Total distributions	(.46)	(1.07)	(1.26)	(1.25)	(1.43)	(.96)
Net asset value, end of period	$26.06	$25.92	$25.88	$26.52	$26.62	$26.10

Total Return[g]	2.33%	4.47%	2.36%	4.42%	7.61%	8.37%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$558,519	$452,611	$400,270	$365,207	$378,324	$44,175
Ratios to average net assets:
Net investment income (loss)	3.46%	3.88%	3.97%	4.10%	4.90%	5.13%
Total expenses[d]	1.12%	1.20%	1.19%	1.18%	1.19%	1.39%
Net expenses[e,h]	1.03%	1.03%	1.03%	1.04%	1.05%	1.06%
Portfolio turnover rate	23%	35%	44%	58%	50%	61%

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$25.91	$25.87	$26.51	$26.60	$26.09	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.35	.80	.85	.90	1.11	.93
Net gain (loss) on investments (realized and unrealized)	.15	.12	(.43)	.06	.63	.98
Total from investment operations	.50	.92	.42	.96	1.74	1.91
Less distributions from:
Net investment income	(.36)	(.88)	(.98)	(1.00)	(1.17)	(.82)
Net realized gains	—	—	(.08)	(.05)	(.06)	—
Total distributions	(.36)	(.88)	(1.06)	(1.05)	(1.23)	(.82)
Net asset value, end of period	$26.05	$25.91	$25.87	$26.51	$26.60	$26.09

Total Return[g]	1.95%	3.68%	1.63%	3.64%	6.77%	7.72%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$221,361	$197,296	$145,808	$132,370	$120,606	$24,358
Ratios to average net assets:
Net investment income (loss)	2.72%	3.13%	3.23%	3.35%	4.19%	4.36%
Total expenses[d]	1.84%	1.93%	1.91%	1.89%	1.93%	2.06%
Net expenses[e,h]	1.78%	1.78%	1.78%	1.79%	1.81%	1.80%
Portfolio turnover rate	23%	35%	44%	58%	50%	61%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

FINANCIAL HIGHLIGHTS (continued)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$25.93	$25.89	$26.37
Income (loss) from investment operations:
Net investment income (loss)[c]	.44	.99	.40
Net gain (loss) on investments (realized and unrealized)	.16	.12	(.46)
Total from investment operations	.60	1.11	(.06)
Less distributions from:
Net investment income	(.46)	(1.07)	(.42)
Total distributions	(.46)	(1.07)	(.42)
Net asset value, end of period	$26.07	$25.93	$25.89

Total Return[g]	2.32%	4.46%	(0.24%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$237,790	$124,974	$20,536
Ratios to average net assets:
Net investment income (loss)	3.38%	3.86%	3.68%
Total expenses[d]	1.15%	1.06%	1.04%
Net expenses[e,h]	1.03%	1.03%	1.02%
Portfolio turnover rate	23%	35%	44%

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (concluded)
FLOATING RATE STRATEGIES FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$25.94	$25.90	$26.54	$26.64	$26.12	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.48	1.05	1.10	1.16	1.36	1.10
Net gain (loss) on investments (realized and unrealized)	.15	.12	(.42)	.06	.65	1.02
Total from investment operations	.63	1.17	.68	1.22	2.01	2.12
Less distributions from:
Net investment income	(.49)	(1.13)	(1.24)	(1.27)	(1.43)	(1.00)
Net realized gains	—	—	(.08)	(.05)	(.06)	—
Total distributions	(.49)	(1.13)	(1.32)	(1.32)	(1.49)	(1.00)
Net asset value, end of period	$26.08	$25.94	$25.90	$26.54	$26.64	$26.12

Total Return[g]	2.45%	4.71%	2.59%	4.67%	7.86%	8.59%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,529,726	$1,643,932	$1,231,352	$753,476	$457,813	$72,197
Ratios to average net assets:
Net investment income (loss)	3.68%	4.11%	4.18%	4.32%	5.12%	5.16%
Total expenses[d]	0.80%	0.87%	0.85%	0.87%	0.86%	0.99%
Net expenses[e,h]	0.78%	0.79%	0.79%	0.80%	0.81%	0.80%
Portfolio turnover rate	23%	35%	44%	58%	50%	61%

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Total return does not reflect the impact of any applicable sales charges and has not been annualized.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses the net expense ratios for the periods would be:

	03/31/17	09/30/16	09/30/15	09/30/14	09/30/13	09/30/12
A-Class	1.02%	1.02%	1.02%	1.02%	1.03%	1.01%
C-Class	1.77%	1.77%	1.77%	1.77%	1.78%	1.76%
P-Class	1.02%	1.02%	1.01%	N/A	N/A	N/A
Institutional Class	0.78%	0.78%	0.78%	0.78%	0.79%	0.77%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2017, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Floating Rate Strategies Fund (the “Fund”), a diversified investment company. Only A-Class, C-Class, P-Class and Institutional Class shares had been issued by the Fund.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis. In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2017.

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

D. Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the contract is closed. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

E. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

F. The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

G. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

H. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2017, there were no earnings credits received.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

I. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.82% at March 31, 2017.

J. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could aff ect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

K. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund may utilize derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

The following table represents the Fund’s use and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Floating Rate Strategies Fund	Hedge	$114,664,552	$2,252,135

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Currency contracts	Unrealized appreciation on forward foreign currency exchange contracts	Unrealized depreciation on forward foreign currency exchange contracts

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2017:

Asset Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts
Floating Rate Strategies Fund	$459,072

Liability Derivative Investments Value
Fund	Forward Foreign Currency Exchange Contracts
Floating Rate Strategies Fund	$1,168,604

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts
Floating Rate Strategies Fund	$6,049,002

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Forward Foreign Currency Exchange Contracts
Floating Rate Strategies Fund	$(1,193,914)

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

At a meeting that occurred on November 16, 2016, the Board approved to add an advisory fee breakpoint (“breakpoint”) to the Fund.

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.65% of the average daily net assets of the Fund. Effective January 30, 2017, a breakpoint of 5 basis points (0.05%) on average daily net assets above $5 billion will apply to the Fund’s advisory fees.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The investment advisory contracts for the following Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Floating Rate Strategies Fund - A-Class	1.02%	11/30/12	02/01/18
Floating Rate Strategies Fund - C-Class	1.77%	11/30/12	02/01/18
Floating Rate Strategies Fund - P-Class	1.02%	05/01/15	02/01/18
Floating Rate Strategies Fund - Institutional Class	0.78%	11/30/12	02/01/18

GI is entitled to reimbursement by the Fund for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2017, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020	Fund Total
Floating Rate Strategies Fund
A-Class	$353,370	$521,200	$715,008	$219,899	$1,809,477
C-Class	79,639	164,290	254,684	62,500	561,113
P-Class	—	609	19,459	102,748	122,816
Institutional Class	298,590	538,037	1,021,450	153,389	2,011,466

For the period ended March 31, 2017, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period March 31, 2017, the Fund did not waive any fees related to investments in affiliated funds.

For the period ended March 31, 2017, GFD retained sales charges of $356,038 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

On October 4, 2016, Rydex Fund Services, LLC (“RFS”) was purchased by MUFG Investor Services and as of that date RFS ceased to be an affiliate of GI. In connection with its acquisition, RFS changed its name to MUFG Investor Services (US), LLC (“MUIS”). This change had no impact on the financial statements of the Trust.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

MUIS acts as the Trust’s administrator, transfer agent and accounting agent. As administrator, transfer agent and accounting agent, MUIS is responsible for maintaining the books and records of the Trust’s securities and cash. For providing the aforementioned administrative and accounting services, MUIS is entitled to receive a monthly fee equal to a percentage of the Fund’s fees and out of pocket expenses. For providing the aforementioned transfer agent services, MUIS is entitled to receive a monthly fee based on the number of transactions during the month and the number of accounts under management subject to certain minimum monthly fees and out of pocket expenses.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Loss
Floating Rate Strategies Fund	$3,828,320,527	$30,389,020	$(38,165,068)	$(7,776,048)

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

6. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Floating Rate Strategies Fund	$1,802,683,332	$606,506,970

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
Floating Rate Strategies Fund	$15,866,806	$—	$—

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gugg65857-ncsr.htm.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Transactions during the period ended March 31, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 09/30/16	Additions	Reductions	Value 03/31/17	Shares 03/31/17	Investment Income
Floating Rate Strategies Fund
Guggenheim Strategy Fund I	$18,386,427	$164,655	$—	$18,595,415	742,332	$164,086
Guggenheim Strategy Fund II	7,160,896	85,306	—	7,263,541	290,542	85,275
	$25,547,323	$249,961	$—	$25,858,956		$249,361

8. Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2017. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

The unfunded loan commitments as of March 31, 2017 were as follows:

Borrower	Maturity Date	Face Amount[1]		Value
Floating Rate Strategies Fund
Acrisure LLC	11/22/23		$445,032	$—
Advantage Sales & Marketing LLC	07/25/19		4,800,000	286,170
AMC Entertainment Holdings, Inc.	04/30/17		9,750,000	—
American Bath Group LLC	09/30/23		254,717	—
American Stock Transfer & Trust	06/26/18		800,000	25,970
CEVA Group Plc (United Kingdom)	03/19/19		1,560,000	191,100
CH Hold Corp.	08/01/17		163,636	—
CSC Holdings, LLC	07/14/25		9,212,963	—
Go Daddy Operating Company LLC	12/12/17	EUR	15,900,000	—
Go Daddy Operating Company LLC	12/12/17		10,084,835	—
Internet Brands	07/08/21		6,850,588	—
IntraWest Holdings S.à r.l.	12/10/18		6,900,000	93,307
Moss Creek Resources LLC	03/29/22		4,287,500	—
Oberthur Technologies Group SAS	01/10/24	EUR	1,944,585	—
Signode Industrial Group US, Inc.	05/01/19		11,400,000	592,178
Wencor Group	06/19/19		2,148,462	111,617
				$1,300,342

[1]	The face amount is denominated in U.S. dollars unless otherwise indicated.

9. Line of Credit

The Trust, with the exception of Capital Stewardship Fund, and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed, with an increased commitment

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

amount to $1,000,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 0.82% at March 31, 2017, plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2017.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

10. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board:

Fund	Restricted Securities	Acquisition Date	Amortized Cost	Value
Floating Rate Strategies Fund	Airplanes Pass Through Trust 2001-1A, 1.46% due 03/15/19	12/27/11	$1,307,090	$502,301

11. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/ variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. The following tables present derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and off set in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Floating Rate Strategies Fund	Forward foreign currency exchange contracts	$459,072	$—	$459,072	$459,072	$—	$—

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Floating Rate Strategies Fund	Forward foreign currency exchange contracts	$1,168,604	$—	$1,168,604	$459,072	$—	$709,532

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an “interested person” of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 57

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 59

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below.

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 61

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3.31.2017

Guggenheim Funds Semi-Annual Report

Guggenheim Total Return Bond Fund

GuggenheimInvestments.com	TRB-SEMI-0317x0917

DEAR SHAREHOLDER	2
ECONOMIC AND MARKET OVERVIEW	3
ABOUT SHAREHOLDERS’ FUND EXPENSES	5
TOTAL RETURN BOND FUND	8
NOTES TO FINANCIAL STATEMENTS	51
OTHER INFORMATION	71
INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	72
GUGGENHEIM INVESTMENTS PRIVACY POLICIES	79

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 1

March 31, 2017

Dear Shareholder:

Guggenheim Partners Investment Management, LLC (the “Investment Adviser”) is pleased to present the shareholder report for Guggenheim Total Return Bond Fund (the “Fund”) for the six-month period ended March 31, 2017.

The Investment Adviser is part of Guggenheim Investments, which represents the investment management businesses of Guggenheim Partners, LLC (“Guggenheim”), a global, diversified financial services firm.

Guggenheim Funds Distributors, LLC is the distributor of the Funds. Guggenheim Funds Distributors, LLC is affiliated with Guggenheim and the Investment Adviser.

We encourage you to read the Economic and Market Overview section of the report, which follows this letter.

We are committed to providing innovative investment solutions and appreciate the trust you place in us.

Sincerely,

Donald C. Cacciapaglia
President and Chief Executive Officer
April 30, 2017

Read a prospectus and summary prospectus (if available) carefully before investing. It contains the investment objectives, risks, charges, expenses and other information, which should be considered carefully before investing. Obtain a prospectus and summary prospectus (if available) at guggenheiminvestments.com or call 800.820.0888.

There can be no assurance that any investment product will achieve its investment objective(s). There are risks associated with investing, including the entire loss of principal invested. Investing involves market risks. The investment return and principal value of any investment product will fluctuate with changes in market conditions.

2 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW (Unaudited)	March 31, 2017

The market optimism that helped lift risk asset prices after the presidential election in November continued through the early part of 2017. The Standard & Poor’s 500® (“S&P 500®”) Index set a new record, high yield corporate bond spreads approached cycle lows, and the 10-year Treasury yield rose to 2.63%, the highest level since 2014. Risk appetite faded as the first quarter drew to a close, however, as investors grappled with the implications of an unsuccessful healthcare reform bill and growing geopolitical risks.

Much of the rise in asset valuations since Donald Trump’s victory has been based on anticipation of his pro-growth policies coming to fruition, an outcome that is far from certain. Asset valuations could be getting a bit ahead of themselves, and becoming more sensitive to a temporary growth scare or setback, especially since the rollout of Trump’s new policies will not be smooth or easy.

Nevertheless, the underlying economy remains on a good trajectory. Tracking estimates for first-quarter real U.S. Gross Domestic Product (“GDP”) growth have fallen in recent weeks despite strong gains in consumer and business sentiment since the election. In late April, after the period ended, the initial estimate of first-quarter GDP growth was 0.7%. However, we attribute a large portion of the apparent weakness to seasonal factors that have depressed as-reported first quarter GDP growth over the past several years. In keeping with this pattern, we would expect the final first-quarter GDP number to be revised higher. More importantly, the prospects for quarterly U.S. GDP growth appear stronger going forward.

Consumer spending should benefit from solid income and wealth gains, with household net worth sitting at an all-time high. Recent job gains have been strong, and we anticipate a further acceleration of wage growth as the labor market continues to tighten. Buoyant consumer sentiment and low household debt service outlays also support our positive outlook. On the business investment side, we expect various factors to be supportive, including the uptick in global industrial production growth, the ongoing rise in U.S. oil drilling activity, the surge in small-business optimism, and the recovery in corporate earnings.

On March 15, the Federal Open Market Committee (“FOMC”) raised the U.S. Federal Reserve (the “Fed”) funds target rate by 25 basis points to a range of 0.75–1.0%. The hike itself had little impact on markets because several FOMC members had indicated in the weeks leading up to the meeting that a hike was likely. Looking ahead, we believe that the market is underpricing the likely pace of Fed rate hikes in 2017 and 2018, particularly now that market optimism about fiscal stimulus is waning.

Importantly, Chair Yellen noted that the FOMC’s baseline forecast of two additional rate increases in 2017 and three more in 2018 was not conditioned on expectations for fiscal stimulus. Rather, it reflected a need to gradually remove accommodation due to the fact that the Fed has essentially achieved its dual mandate objectives for employment and inflation. Fiscal easing, she explained, could result in a faster pace of tightening, if it materializes. Markets are skeptical and are pricing in only 1.5 more rate hikes in 2017 and another 1.5 rate hikes in 2018, according to fed funds futures contracts. We expect that the Fed will deliver three more rate hikes in 2017 and another four in 2018.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 3

ECONOMIC AND MARKET OVERVIEW (Unaudited)(concluded)	March 31, 2017

We expect to see equity and credit investors take more chips off the table unless there is concrete progress on fiscal legislation in Washington, particularly as the Fed demonstrates its desire to tighten even without fiscal stimulus. While we are optimistic about the near-term U.S. economic outlook, current valuations and growing political risks warrant a more defensive stance.

For the six months ended March 31, 2017, the S&P 500 Index* returned 10.12%. The MSCI Europe-Australasia-Far East (“EAFE”) Index* returned 6.48%. The return of the MSCI Emerging Markets Index* was 6.80%.

In the bond market, the Bloomberg Barclays U.S. Aggregate Bond Index* posted a -2.18% return for the period, while the Bloomberg Barclays U.S. Corporate High Yield Index* returned 4.50%. The return of the Bank of America (“BofA”) Merrill Lynch 3-Month U.S. Treasury Bill Index* was 0.19% for the 12-month period.

The opinions and forecasts expressed may not actually come to pass. This information is subject to change at any time, based on market and other conditions, and should not be construed as a recommendation of any specific security or strategy.

*Index Definitions:

The following indices are referenced throughout this report. Indices are unmanaged and not available for direct investment. Index performance does not reflect transaction costs, fees, or expenses.

Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including U.S. Treasuries, government-related and corporate securities, mortgage-backed securities or “MBS” (agency fixed-rate and hybrid adjustable-rate mortgage, or “ARM”, pass-throughs), asset-backed securities (“ABS”), and commercial mortgage-backed securities (“CMBS”) (agency and non-agency).

Bloomberg Barclays U.S. Corporate High Yield Index measures the U.S. dollar-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB +/BB + or below.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

MSCI EAFE Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada.

MSCI Emerging Markets Index is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets.

S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure the performance of the broad economy, representing all major industries and is considered a representation of the U.S. stock market.

4 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses, and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, other distributions, and exchange fees, and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning September 30, 2016 and ending March 31, 2017.

The following tables illustrate the Fund’s costs in two ways:

Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fifth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”

Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 5

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments, and contingent deferred sales charges (“CDSC”) on redemptions, if any. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

More information about the Fund’s expenses, including annual expense ratios for periods up to five years (subject to the Fund’s inception date), can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

6 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)(concluded)

	Expense Ratio[1]	Fund Return	Beginning Account Value September 30, 2016	Ending Account Value March 31, 2017	Expenses Paid During Period[2]
Table 1. Based on actual Fund return[3]
Total Return Bond Fund
A-Class	0.88%	0.22%	$ 1,000.00	$ 1,002.20	$ 4.39
C-Class	1.61%	(0.15%)	1,000.00	998.50	8.02
P-Class	0.84%	0.23%	1,000.00	1,002.30	4.19
R6-Class[4]	0.50%	0.63%	1,000.00	1,006.30	2.25
Institutional Class	0.54%	0.39%	1,000.00	1,003.90	2.70

Table 2. Based on hypothetical 5% return (before expenses)
Total Return Bond Fund
A-Class	0.88%	5.00%	$ 1,000.00	$ 1,020.54	$ 4.43
C-Class	1.61%	5.00%	1,000.00	1,016.90	8.10
P-Class	0.84%	5.00%	1,000.00	1,020.74	4.23
R6-Class[4]	0.50%	5.00%	1,000.00	1,022.69	2.27
Institutional Class	0.54%	5.00%	1,000.00	1,022.24	2.72

[1]	Annualized and excludes expenses of the underlying funds in which the Funds invest.
[2]
Expenses are equal to the Fund's annualized expense ratio, net of any applicable fee waivers, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

[3]	Actual cumulative return at net asset value for the period September 30, 2016 to March 31, 2017.
[4]	Since commencement of operations: October 19, 2016. Expenses paid based on hypothetical 5% return are calculated using 182 days.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 7

FUND PROFILE (Unaudited)	March 31, 2017

TOTAL RETURN BOND FUND

OBJECTIVE: Seeks to provide total return, comprised of current income and capital appreciation.

Holdings Diversification (Market Exposure as % of Net Assets)

“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments or investments in Guggenheim Strategy Funds Trust mutual funds. Investments in those Funds do not provide “market exposure” to meet the Fund’s investment objective, but will significantly increase the portfolio’s exposure to certain other asset categories (and their associated risks), which may cause the Fund to deviate from its principal investment strategy, including: (i) high yield, high risk debt securities rated below the top four long-term rating categories by a nationally recognized statistical rating organization (also known as “junk bonds”); (ii) securities issued by the U.S. government or its agencies and instrumentalities; (iii) CLOs and similar investments; and (iv) other short-term fixed income securities.

8 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

FUND PROFILE (Unaudited)(concluded)	March 31, 2017

Inception Dates:
A-Class	November 30, 2011
C-Class	November 30, 2011
P-Class	May 1, 2015
R6-Class	October 19, 2016
Institutional Class	November 30, 2011

Portfolio Composition by Quality Rating[1]
Rating	% of Total Investments
Fixed Income Instruments
AAA	24.3%
AA	19.3%
A	14.6%
BBB	11.0%
BB	4.6%
B	5.4%
CCC	4.6%
CC	1.3%
NR2	11.1%
Total	96.2%
Other Instruments	3.8%
Total Investments	100.0%

The chart above reflects percentages of the value of total investments.

Ten Largest Holdings (% of Total Net Assets)
U.S. Treasury Bond	8.4%
CIT Mortgage Loan Trust	1.5%
FirstKey Master Funding	1.3%
Anchorage Credit Funding Ltd.	1.0%
FirstKey Master Funding	0.9%
Capital Automotive REIT	0.8%
Golub Capital Partners CLO Ltd.	0.8%
Fortress Credit Opportunities VII CLO Ltd.	0.7%
Fortress Credit BSL II Ltd.	0.7%
American Home Mortgage Investment Trust	0.7%
Top Ten Total	16.8%

“Ten Largest Holdings” excludes any temporary cash or derivative investments.

[1]
Source: BlackRock Solutions. Credit quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). All securities except for those labeled “NR” have been rated by a Nationally Recognized Statistical Rating Organization (“NRSRO”). For purposes of this presentation, when ratings are available from more than one agency, the highest rating is used. Guggenheim Investments converts ratings to the equivalent S&P rating.

[2]	NR securities do not necessarily indicate low credit quality.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 9

SCHEDULE OF INVESTMENTS (Unaudited)	March 31, 2017
TOTAL RETURN BOND FUND

	Shares	Value

COMMON STOCKS† - 0.0%**

Energy - 0.0%**
Titan Energy LLC*,1	6,740	$122,668

Total Common Stocks
(Cost $200,000)		122,668

PREFERRED STOCKS†† - 0.0%**
Industrial - 0.0%**
Seaspan Corp. 6.38% due 04/30/19[1]	44,000	1,104,400
Total Preferred Stocks
(Cost $1,100,000)		1,104,400

MUTUAL FUNDS† - 1.4%
Guggenheim Floating Rate Strategies Fund — Institutional Class[2]	1,369,251	35,710,067
Guggenheim Limited Duration Fund — Institutional Class[2]	634,963	15,702,638
Guggenheim Strategy Fund I2	486,545	12,187,954
Guggenheim Strategy Fund II2	475,628	11,890,707
Guggenheim Strategy Fund III[2]	257,614	6,442,936
Total Mutual Funds
(Cost $81,240,039)		81,934,302

CLOSED-END FUNDS† - 0.2%
Guggenheim Strategic Opportunities Fund[2]	481,691	9,802,412
Total Closed-End Funds
(Cost $8,478,228)		9,802,412

SHORT-TERM INVESTMENTS† - 2.4%
Federated U.S. Treasury Cash Reserve Fund — Institutional Shares 0.48%[4]	138,016,288	138,016,288
Total Short-Term Investments
(Cost $138,016,288)		138,016,288

	Face Amount[3]

ASSET-BACKED SECURITIES†† - 41.3%
Collateralized Loan Obligations - 31.9%
CIFC Funding Ltd.
2017-3A, 2.06% due 10/24/25[5,6]	$24,700,000	24,644,497
2015-2A, 3.00% due 12/05/24[5,6]	18,500,000	18,495,428
2017-3A, 2.54% due 10/24/25[5,6]	11,500,000	11,457,931
2015-3A, 3.12% due 10/19/27[5,6]	9,750,000	9,740,118
2016-1A, 2.99% due 01/22/27[5,6]	7,500,000	7,500,271
2016-5A, 3.72% due 01/17/27[5,6]	3,750,000	3,751,720
2015-2A, 3.12% due 04/15/27[5,6]	2,000,000	2,000,755
2014-1A, 3.82% due 04/18/25[5,6]	500,000	499,990
Fortress Credit Opportunities III CLO, LP
2017-3A, 2.82% due 04/28/26[5,6]	64,150,000	64,070,609
2017-3A, 4.00% due 04/28/26[6]	7,700,000	7,680,271
2014-3A, 2.91% due 04/28/26[5,6]	5,000,000	4,999,956
2014-3A, 3.51% due 04/28/26[5,6]	650,000	647,797
2014-3A, 4.26% due 04/28/26[5,6]	400,000	399,996
Golub Capital Partners CLO Ltd.
2016-33A, 3.37% due 11/21/28[5,6]	48,750,000	48,588,477
2015-25A, 2.83% due 08/05/27[5,6]	16,500,000	16,503,120
2015-24A, 3.73% due 02/05/27[5,6]	5,000,000	5,004,245
2013-17A, 3.44% due 10/25/25[5,6]	3,250,000	3,205,148
2014-21A, 3.49% due 10/25/26[5,6]	2,700,000	2,661,214
2014-18A, 4.54% due 04/25/26[5,6]	500,000	499,102

10 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

2013-17A, 4.87% due 10/25/25[5,6]	$400,000	$400,990
Fortress Credit BSL II Ltd.
2017-2A, 2.80% due 10/19/25[5,6]	41,850,000	41,752,473
2013-2A, 2.52% due 10/19/25[5,6]	15,500,000	15,508,470
2013-2A, 3.27% due 10/19/25[5,6]	4,000,000	4,006,261
OCP CLO Ltd.
2016-11A, 3.43% due 04/26/28[5,6]	18,500,000	18,498,935
2014-6A, 5.97% due 07/17/26[5,6]	7,700,000	7,357,290
2016-11A, 4.48% due 04/26/28[5,6]	7,000,000	6,999,371
2016-2A, 3.90% due 11/22/25[5,6]	6,500,000	6,507,236
2015-8A, 6.52% due 04/17/27[5,6]	6,500,000	6,250,510
2014-6A, 4.12% due 07/17/26[5,6]	5,500,000	5,499,769
2014-7A, 3.13% due 10/20/26[5,6]	3,500,000	3,499,959
2013-4A, 3.79% due 10/24/25[5,6]	2,250,000	2,250,000
2014-6A, 3.07% due 07/17/26[5,6]	1,500,000	1,500,003
Shackleton CLO Ltd.
2016-7A, 2.97% due 04/15/27[5,6]	20,250,000	20,249,032
2017-4A, 2.65% due 01/13/25[5,6]	14,950,000	14,963,889
2015-8A, 3.98% due 10/20/27[5,6]	7,600,000	7,577,761
2013-4A, 3.02% due 01/13/25[5,6]	5,000,000	5,003,478
2016-2A, 3.68% due 10/20/23[5,6]	4,000,000	3,999,757
2014-6A, 4.12% due 07/17/26[5,6]	2,950,000	2,957,550
2013-3A, 6.52% due 04/15/25[5,6]	2,250,000	1,989,886
KVK CLO Ltd.
2017-1A, 2.84% due 05/15/26[5,6]	24,865,000	24,847,258
2017-2A, 2.80% due 01/15/26[5,6]	19,200,000	19,171,546
2014-2A, 5.77% due 07/15/26[5,6]	9,930,000	8,544,418
2013-1A, due 04/14/25[6,7]	3,800,000	1,721,241
Fortress Credit Opportunities V CLO Ltd.
2017-5A, 2.94% due 10/15/26[5,6]	29,450,000	29,468,853
2017-5A, 3.40% due 10/15/26[6]	16,000,000	16,016,589
2014-5A, 4.56% due 10/15/26[5,6]	1,750,000	1,749,412
2014-5A, 3.66% due 10/15/26[5,6]	1,500,000	1,499,251
2017-5A, 3.75% due 10/15/26[6]	1,000,000	1,001,058
Fortress Credit Opportunities VII CLO Ltd.
2016-7A, 2.98% due 12/15/28[5,6]	42,200,000	42,268,426
2016-7A, 3.88% due 12/15/28[5,6]	5,000,000	4,969,766
PFP Ltd.
2017-3, 1.83% due 01/14/35[5,6]	28,500,000	28,568,115
2015-2, 2.93% due 07/14/34[5,6]	16,500,000	16,485,732
2017-3, 2.53% due 01/14/35[5,6]	2,000,000	2,005,600
NXT Capital CLO LLC
2017-1A, 2.86% due 04/20/29[5,6]	32,000,000	31,944,525
2015-1A, 4.69% due 04/21/27[5,6]	1,000,000	979,787
Cerberus Loan Funding XVII Ltd.
2016-3A, 3.48% due 01/15/28[5,6]	31,500,000	31,397,992
Flagship CLO VIII Ltd.
2017-8A, 2.29% due 01/16/26[5,6]	30,900,000	30,825,789

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 11

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

WhiteHorse VI Ltd.
2016-1A, 2.93% due 02/03/25[5,6]	$22,100,000	$22,083,631
2016-1A, 3.78% due 02/03/25[5,6]	8,500,000	8,502,249
Venture XIX CLO Ltd.
2016-19A, 3.02% due 01/15/27[5,6]	29,450,000	29,448,586
Great Lakes CLO Ltd.
2015-1A, 2.97% due 07/15/26[5,6]	10,000,000	10,031,986
2014-1A, 2.87% due 04/15/25[5,6]	9,500,000	9,509,702
2012-1A, 3.77% due 01/15/23[5,6]	4,000,000	3,995,308
2015-1A, 3.72% due 07/15/26[5,6]	4,000,000	3,955,993
2012-1A, 5.12% due 01/15/23[5,6]	1,250,000	1,249,924
2012-1A, due 01/15/23[5,7,15]	1,000,000	423,870
2014-1A, 4.72% due 04/15/25[5,6]	250,000	247,172
Cerberus Loan Funding XVI, LP
2016-2A, 3.07% due 11/15/27[5,6]	15,500,000	15,684,760
2016-2A, 3.37% due 11/15/27[5,6]	9,350,000	9,434,628
A Voce CLO Ltd.
2017-1A, 2.70% due 07/15/26[5,6]	23,200,000	23,143,450
OZLM IX Ltd.
2017-9A, 2.69% due 01/20/27[5,6]	22,550,000	22,480,440
Venture XII CLO Ltd.
2017-12A, 2.67% due 02/28/26[5,6]	22,300,000	22,238,729
Galaxy XVIII CLO Ltd.
2017-18A, 2.65% due 10/15/26[5,6]	19,550,000	19,549,101
2014-18A, 4.02% due 10/15/26[5,6]	2,500,000	2,500,000
Tuolumne Grove CLO Limited
2017-1A, 2.81% due 04/25/26[5,6]	22,000,000	21,917,848
Symphony CLO XIV Ltd.
2017-14A, 2.86% due 07/14/26[5,6]	21,275,000	21,283,048
Regatta V Funding Ltd.
2017-1A, 2.71% due 10/25/26[5,6]	20,950,000	20,986,724
Newstar Commercial Loan Funding LLC
2017-1A, 3.54% due 03/20/27[5,6]	12,750,000	12,749,976
2016-1A, 4.80% due 02/25/28[5,6]	5,750,000	5,761,775
2015-1A, 3.83% due 01/20/27[5,6]	1,000,000	999,938
2014-1A, 4.63% due 04/20/25[5,6]	500,000	498,033
Oaktree EIF II Series Ltd.
2014-A2, 3.34% due 11/15/25[5,6]	8,000,000	7,999,352
1.30% due 10/23/21	6,614,009	6,611,915
2014-A2, 4.24% due 11/17/25[5,6]	5,300,000	5,292,145
Catamaran CLO Ltd.
2016-1A, 3.10% due 12/20/23[5,6]	12,000,000	12,003,329
2012-1A, 6.77% due 12/20/23[5,6]	3,000,000	2,961,035
2014-2A, 6.53% due 10/18/26[5,6]	2,500,000	2,141,301
2016-2A, 3.07% due 10/18/26[5,6]	1,750,000	1,761,845
2015-1A, 4.14% due 04/22/27[5,6]	1,000,000	1,007,612
TICP CLO II Ltd.
2017-2A, 2.70% due 07/20/26[5,6]	14,000,000	14,013,979
2014-2A, 4.03% due 07/20/26[5,6]	3,000,000	3,000,000
2014-2A, 4.33% due 07/20/26[5,6]	2,850,000	2,819,533

12 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Flagship VII Ltd.
2017-7A, 2.71%due 01/20/26[5,6]	$19,125,000	$19,075,140
Halcyon Loan Advisors Funding Ltd.
2014-2A, 3.04% due 04/28/25[5,6]	14,000,000	14,027,115
2012-2A, 4.00% due 12/20/24[5,6]	4,000,000	4,006,638
2012-2A, 5.65% due 12/20/24[5,6]	600,000	600,182
Northwoods Capital XIV Ltd.
2017-14A, 2.79% due 11/12/25[5,6]	18,450,000	18,470,986
Regatta IV Funding Ltd.
2014-1A, 3.99% due 07/25/26[5,6]	13,500,000	13,499,216
2014-1A, 5.99% due 07/25/26[5,6]	4,621,000	4,347,968
Venture XVI CLO Ltd.
2017-16A, 2.65% due 04/15/26[5,6]	14,500,000	14,499,333
2014-16A, 3.77% due 04/15/26[5,6]	2,500,000	2,500,000
ABPCI Direct Lending Fund CLO I LLC
2016-1A, 3.65% due 12/22/28[5,6]	17,000,000	16,910,506
Steele Creek CLO Ltd.
2017-1A, 2.89% due 08/21/26[5,6]	16,800,000	16,799,902
Northwoods Capital XI Ltd.
2017-11A, 2.75% due 04/15/25[5,6]	16,750,000	16,750,521
Tralee CLO III Ltd.
2016-3A, 3.03% due 07/20/26[5,6]	8,300,000	8,305,596
2016-3A, 3.93% due 07/20/26[5,6]	7,500,000	7,500,626
WhiteHorse VIII Ltd.
2014-1A, 3.08% due 05/01/26[5,6]	15,750,000	15,789,717
Garrison Funding Ltd.
2016-2A, 3.26% due 09/29/27[5,6]	7,000,000	7,046,912
2015-1A, 3.55% due 05/25/27[5,6]	6,250,000	6,250,630
2016-2A, 4.20% due 09/29/27[5,6]	2,250,000	2,244,064
Fortress Credit Investments IV Ltd.
2015-4A, 2.92% due 07/17/23[5,6]	14,000,000	14,015,512
2015-4A, 3.92% due 07/17/23[5,6]	1,000,000	999,998
Atrium XI
2014-11A, 4.24% due 10/23/25[5,6]	11,500,000	11,500,970
2017-11A, 2.65% due 10/23/25[5,6]	3,500,000	3,491,579
MP CLO VI Ltd.
2017-2A, 2.57% due 01/15/27[5,6]	14,500,000	14,522,913
Northwoods Capital X Ltd.
2017-10A, 2.65% due 11/04/25[5,6]	14,500,000	14,512,390
Marea CLO Ltd.
2015-1A, 2.82% due 10/15/23[5,6]	14,393,000	14,389,911
MP CLO V Ltd.
2017-1A, 2.57% due 07/18/26[5,6]	13,010,000	13,011,304
Seneca Park CLO Limited
2017-1A, 2.65% due 07/17/26[5,6]	12,900,000	12,907,446
Dryden XXXI Senior Loan Fund
2017-31A, 2.66% due 04/18/26[5,6]	12,850,000	12,801,968
Vibrant CLO III Ltd.
2016-3A, 3.08% due 04/20/26[5,6]	12,000,000	11,956,067
AMMC CLO XV Ltd.
2016-15A, 3.01% due 12/09/26[5,6]	11,600,000	11,642,889
Treman Park CLO Ltd.
2015-1A, due 04/20/27[6,7]	13,600,000	11,458,596

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 13

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Venture XI CLO Ltd.
2015-11A, 2.99% due 11/14/22[5,6]	$11,500,000	$11,431,980
Resource Capital Corp.
2015-CRE3, 3.34% due 03/15/32[5,6]	4,500,000	4,471,295
2015-CRE3, 4.09% due 03/15/32[5,6]	3,000,000	2,974,692
2015-CRE3, 4.94% due 03/15/32[5,6]	2,000,000	1,978,992
2014-CRE2, 3.44% due 04/15/32[5,6]	2,000,000	1,970,032
Crown Point CLO II Ltd.
2013-2A, 2.95% due 12/31/23[5,6]	11,300,000	11,283,592
TCP Waterman CLO LLC
2016-1A, 3.18% due 12/15/28[5,6]	7,150,000	7,224,647
2016-1A, 3.43% due 12/15/28[5,6]	4,000,000	3,999,824
Flatiron CLO Ltd.
2017-1A, 2.64% due 07/17/26[5,6]	7,600,000	7,577,603
2013-1A, 6.37% due 01/17/26[5,6]	2,000,000	1,780,684
2016-1A, 3.54% due 10/25/21[5,6]	1,750,000	1,749,772
Black Diamond CLO Ltd.
2012-1A, 2.43% due 02/01/23[5,6]	8,171,449	8,160,742
2014-1A, 3.87% due 02/06/26[5,6]	2,000,000	2,001,935
2013-1A, 4.28% due 02/01/23[5,6]	650,000	650,168
Nelder Grove CLO Ltd.
2017-1A, 2.80% due 08/28/26[5,6]	10,050,000	10,048,453
Ares XXXIII CLO Ltd.
2016-1A, 3.05% due 12/05/25[5,6]	9,800,000	9,824,506
ACIS CLO Ltd.
2015-6A, 3.51% due 05/01/27[5,6]	7,500,000	7,529,504
2013-1A, 3.97% due 04/18/24[5,6]	1,650,000	1,653,281
2013-2A, 4.23% due 10/14/22[5,6]	375,000	374,547
Dryden 37 Senior Loan Fund
2015-37A, due 04/15/27[6,7]	10,000,000	9,391,405
TICP CLO III Ltd.
2014-3A, 3.38% due 01/20/27[5,6]	7,000,000	7,000,000
2014-3A, 4.28% due 01/20/27[5,6]	2,250,000	2,250,000
Venture XVII CLO Ltd.
2014-17A, 3.87% due 07/15/26[5,6]	8,750,000	8,754,916
Neuberger Berman CLO XVII Ltd.
2014-17A, 3.79% due 08/04/25[5,6]	8,500,000	8,436,256
Madison Park Funding XVI Ltd.
2016-16A, 2.93% due 04/20/26[5,6]	8,250,000	8,267,645
Betony CLO Ltd.
2016-1A, 2.97% due 04/15/27[5,6]	8,250,000	8,240,836
Voya CLO Ltd.
2013-1X, due 04/15/24[7]	9,500,000	5,904,868
2015-3A, 3.97% due 10/15/22[5,6]	2,250,000	2,249,919
Fifth Street SLF II Ltd.
2015-2A, 2.96% due 09/29/27[5,6]	8,000,000	8,007,084
KKR CLO Ltd.
2015-12, 3.32% due 07/15/27[5,6]	8,000,000	7,990,538
Carlyle Global Market Strategies CLO Ltd.
2012-3A, due 10/04/24[6,7]	8,920,000	7,229,225
2014-2A, 4.93% due 07/20/23[5,6]	750,000	749,963
Vibrant CLO IV Ltd.
2016-4A, 3.43% due 07/20/28[5,6]	7,000,000	7,111,921

14 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Vibrant CLO Limited
2015-1A, 3.82% due 07/17/24[5,6]	$7,000,000	$6,995,333
Cent CLO 21 Ltd.
2017-21A, 2.76% due 07/27/26[5,6]	7,000,000	6,994,044
Ares XXVI CLO Ltd.
2013-1A, 3.77% due 04/15/25[5,6]	5,000,000	4,999,760
2013-1A, due 04/15/25[6,7]	4,300,000	1,946,628
TICC CLO LLC
2012-1A, 4.55% due 08/25/23[5,6]	6,250,000	6,252,032
2012-1A, 5.68% due 08/25/23[5,6]	350,000	350,156
Marathon CLO VII Ltd.
2014-7A, 4.54% due 10/28/25[5,6]	4,000,000	4,002,669
2014-7A, 3.69% due 10/28/25[5,6]	2,500,000	2,499,854
Atlas Senior Loan Fund V Ltd.
2016-1A, 3.53% due 07/16/26[5,6]	6,500,000	6,499,667
Avery Point II CLO Ltd.
2013-3X COM, due 01/18/25[7]	7,500,060	6,427,252
Fifth Street Senior Loan Fund I LLC
2015-1A, 3.03% due 01/20/27[5,6]	5,000,000	5,007,346
2015-1A, 4.03% due 01/20/27[5,6]	1,250,000	1,252,101
Cereberus ICQ Levered LLC
2015-1A, 3.07% due 11/06/25[5,6]	4,000,000	4,008,664
2015-1A, 4.07% due 11/06/25[5,6]	2,250,000	2,249,870
Fortress Credit Funding V, LP
2015-5A, 3.69% due 08/15/22[5,6]	6,000,000	5,993,920
Northwoods Capital IX Ltd.
2012-9A, 3.27% due 01/18/24[5,6]	5,815,000	5,814,681
Ares CLO Ltd.
2016-3A, 4.92% due 01/17/24[5,6]	5,550,000	5,550,232
TICP CLO I Ltd.
2014-1A, 4.03% due 04/26/26[5,6]	5,500,000	5,500,497
OHA Credit Partners IX Ltd.
2013-9A, due 10/20/25[6,7]	6,000,000	5,353,510
OHA Loan Funding Ltd.
2017-1A, 3.09% due 07/23/25[5,6]	5,300,000	5,296,909
AIMCO CLO Series
2015-AA, 3.32% due 01/15/28[5,6]	5,000,000	5,042,287
RFTI Issuer Ltd.
2015-FL1, 4.79% due 08/15/30[5,15]	5,000,000	5,007,685
Mountain Hawk II CLO Ltd.
2013-2A, 2.73% due 07/22/24[5,6]	5,000,000	4,993,792
Fortress Credit Opportunities VI CLO Ltd.
2015-6A, 3.81% due 10/10/26[5,6]	5,000,000	4,979,282
Telos CLO Ltd.
2013-3A, 4.02% due 01/17/24[5,6]	2,000,000	2,000,744
2014-6A, 3.12% due 01/17/27[5,6]	1,500,000	1,500,779
2007-2A, 3.22% due 04/15/22[5,6]	1,100,000	1,071,169
Benefit Street Partners CLO V Ltd.
2017-VA, 2.53% due 10/20/26[5,6]	4,500,000	4,496,909

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 15

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Marathon CLO V Ltd.
2013-5A, 3.40% due 02/21/25[5,6]	$4,500,000	$4,485,366
Jamestown CLO VI Ltd.
2015-6A, 5.80% due 02/20/27[5,6]	4,500,000	4,268,106
Cavalry CLO II
2013-2A, 2.37% due 01/17/24[5,6]	4,000,000	4,000,000
Regatta III Funding Ltd.
2014-1A, 3.87% due 04/15/26[5,6]	4,000,000	3,979,412
Kingsland V Ltd.
2007-5A, 1.82% due 07/14/21[5,6]	4,000,000	3,874,516
OZLM Funding II Ltd.
2016-2A, 3.64% due 10/30/27[5,6]	3,750,000	3,739,559
Babson CLO Ltd.
2012-2A, due 05/15/23[6,7]	4,750,000	2,825,307
2014-IA, due 07/20/25[6,7]	1,300,000	805,452
Anchorage Capital CLO 4 Ltd.
2014-4A, 3.20% due 07/28/26[5,6]	3,600,000	3,600,637
Greywolf CLO III Ltd.
2014-1A, 3.89% due 04/22/26[5,6]	2,000,000	1,998,867
2014-1A, 3.09% due 04/22/26[5,6]	1,500,000	1,506,159
Cent CLO
2014-16A, 3.28% due 08/01/24[5,6]	1,750,000	1,750,150
2014-16A, 4.23% due 08/01/24[5,6]	1,750,000	1,750,071
THL Credit Wind River CLO Ltd.
2014-2A, 6.27% due 07/15/26[5,6]	3,600,000	3,456,609
CFIP CLO Ltd.
2014-1A, 2.49% due 04/13/25[5,6]	3,400,000	3,410,480
Eaton Vance CLO Ltd.
2017-1A, 2.62% due 07/15/26[5,6]	3,400,000	3,391,783
Recette CLO LLC
2015-1A, 3.83% due 10/20/27[5,6]	3,250,000	3,269,563
Venture X CLO Ltd.
2016-10A, 3.51% due 07/20/22[5,6]	3,250,000	3,257,371
Oaktree EIF I Series A1 Ltd.
2016-A, 4.68% due 01/20/27[5,6]	3,250,000	3,254,767
Cerberus Onshore II CLO LLC
2014-1A, 3.72% due 10/15/23[5,6]	2,250,000	2,251,151
2014-1A, 3.02% due 10/15/23[5,6]	970,732	970,869
AMMC CLO XI Ltd.
2016-11A, 3.89% due 10/30/23[5,6]	3,000,000	3,015,267
Crown Point CLO III Ltd.
2015-3A, 4.07% due 12/31/27[5,6]	3,000,000	3,012,120
Madison Park Funding Ltd.
2007-6A, 4.28% due 07/26/21[5,6]	3,000,000	3,004,824
Benefit Street Partners CLO Ltd.
2015-IA, 4.12% due 10/15/25[5,6]	3,000,000	3,003,021
Atlas Senior Loan Fund VI Ltd.
2017-6A, 3.38% due 10/15/26[5,6]	3,000,000	2,988,370
Ivy Hill Middle Market Credit Fund VII Ltd.
2013-7A, 3.33% due 10/20/25[5,6]	2,000,000	1,952,694
2013-7A, 4.48% due 10/20/25[5,6]	1,000,000	967,568
KKR CLO Trust
2012-1A, 3.33% due 12/15/24[5,6]	2,000,000	2,000,503

16 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

2012-1A, 4.43% due 12/15/24[5,6]	$500,000	$500,268
FS Senior Funding Ltd.
2015-1A, 2.82% due 05/28/25[5,6]	2,500,000	2,500,125
Marathon CLO IV Ltd.
2012-4A, 4.06% due 05/20/23[5,6]	2,500,000	2,500,118
Oaktree EIF II Series B1 Ltd.
2015-B1A, 3.34% due 02/15/26[5,6]	2,205,000	2,206,382
Rockwall CDO II Ltd.
2007-1A, 1.58% due 08/01/24[5,6]	2,100,000	2,083,893
NewStar Arlington Senior Loan Program LLC
2014-1A, 3.64% due 07/25/25[5,6]	1,000,000	980,666
2014-1A, 4.76% due 07/25/25[6]	700,000	700,442
2014-1A, 4.34% due 07/25/25[5,6]	400,000	395,968
Duane Street CLO IV Ltd.
2007-4A, 3.29% due 11/14/21[5,6]	2,000,000	2,000,064
Mountain Hawk I CLO Ltd.
2013-1A, 3.21% due 01/20/24[5,6]	2,000,000	2,000,060
Octagon Investment Partners XVI Ltd.
2013-1A, 3.77% due 07/17/25[5,6]	2,000,000	1,999,930
NewStar Clarendon Fund CLO LLC
2015-1A, 4.39% due 01/25/27[5,6]	2,000,000	1,989,951
Sound Point CLO IV Ltd.
2013-3A, 3.39% due 01/21/26[5,6]	2,000,000	1,986,450
Madison Park Funding V Ltd.
2007-5A, 2.50% due 02/26/21[5,6]	2,000,000	1,960,411
Ivy Hill Middle Market Credit Fund IX Ltd.
2014-9A, 3.47% due 10/18/25[5,6]	1,000,000	996,232
2014-9A, 4.32% due 10/18/25[5,6]	1,000,000	963,338
LMREC, Inc.
2015-CRE1, 4.48% due 02/22/32[5,6]	2,000,000	1,957,186
Venture XIII CLO Ltd.
2013-13A, due 06/10/25[6,7]	3,700,000	1,877,569
AMMC CLO XIII Ltd.
2013-13A, 6.79% due 01/26/26[5,6]	2,000,000	1,840,910
Westchester CLO Ltd.
2007-1A, 1.47% due 08/01/22[5,6]	1,850,000	1,804,511
Galaxy XIX CLO Ltd.
2015-19A, due 01/24/27[6,7]	2,000,000	1,803,999
Newstar Trust
2012-2A, 5.28% due 01/20/23[5,6]	1,000,000	1,000,053
2012-2A, 4.28% due 01/20/23[5,6]	750,000	753,336
Adirondack Park CLO Ltd.
2013-1A, 4.02% due 04/15/24[5,6]	1,500,000	1,501,196
ING Investment Management CLO Ltd.
2007-4A, 3.24% due 06/14/22[5,6]	1,500,000	1,499,939
COA Summit CLO Limited
2014-1A, 3.83% due 04/20/23[5,6]	1,250,000	1,249,887
Venture CLO Ltd.
2013-14A, 3.80% due 08/28/25[5,6]	1,250,000	1,249,772
Oaktree CLO Ltd.
2014-2A, 6.28% due 10/20/26[5,6]	1,250,000	1,202,124
ALM XIV Ltd.
2014-14A, 3.99% due 07/28/26[5,6]	750,000	753,001

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 17

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

2014-14A, 4.49% due 07/28/26[5,6]	$300,000	$300,768
Highbridge Loan Management Ltd.
2013-2A, 4.73% due 10/20/24[5,6]	1,000,000	1,002,415
Gallatin CLO VII Ltd.
2014-1A, 3.92% due 07/15/23[5,6]	1,000,000	1,000,052
Lime Street CLO Ltd.
2007-1A, 3.65% due 06/20/21[5,6]	1,000,000	986,809
WhiteHorse IV Ltd.
2007-4A, 2.47% due 01/17/20[5,6]	1,000,000	985,260
Saranac CLO III Ltd.
2014-3A, 6.31% due 06/22/25[5,6]	1,000,000	900,434
Atlas Senior Loan Fund II Ltd.
2012-2A, due 01/30/24[6,7]	1,200,000	764,693
Grayson CLO Ltd.
2006-1A, 1.44% due 11/01/21[5,6]	750,000	732,705
Keuka Park CLO Ltd.
2013-1A, due 10/21/24[6,7]	1,000,000	505,943
GoldenTree Credit Opportunities Financing Ltd.
2012-1A, 5.38% due 06/15/28[5,6]	500,000	503,905
AMMC CLO XIV Ltd.
2014-14A, 3.84% due 07/27/26[5,6]	500,000	499,961
DIVCORE CLO Ltd.
2013-1A, 4.81% due 11/15/32[5,6]	500,000	499,041
MCF CLO IV LLC
2014-1A, 6.78% due 10/15/25[5,6]	500,000	454,498
Ares XXV CLO Ltd.
2013-3A, due 01/17/24[6,7]	750,000	405,119
Rockwall CDO Ltd.
2007-1A, 1.28% due 08/01/24[5,6]	260,624	259,973
Eastland CLO Ltd.
2007-1A, 1.43% due 05/01/22[5,6]	250,000	245,473
Copper River CLO Ltd.
2007-1A, due 01/20/21[5,7,15]	1,500,000	210,889
Global Leveraged Capital Credit Opportunity Fund
2006-1A, 2.03% due 12/20/18[5,6]	73,711	73,656
Marathon CLO II Ltd.
2005-2A, due 12/20/19†††,7	250,000	—
Total Collateralized Loan Obligations		1,833,452,669

Collateralized Debt Obligations - 3.2%
Anchorage Credit Funding Ltd.
2016-4A, 3.50% due 02/15/35[6]	55,600,000	55,397,307
2016-3A, 3.85% due 10/28/33[6]	7,500,000	7,609,395
Putnam Structured Product Funding Ltd.
2003-1A, 1.91% due 10/15/38[5,6]	29,424,187	26,704,900
FDF II Ltd.
2016-2A, 4.29% due 05/12/31[6]	20,500,000	20,598,443
2016-2A, 5.29% due 05/12/31[6]	5,000,000	5,059,237
Triaxx Prime CDO Ltd.
2006-2A, 1.05% due 10/02/39[5,6]	17,220,718	16,782,189
RB Commercial Trust
2012-RS1, 5.35% due 01/26/22[6]	15,792,231	16,309,063
FDF I Ltd.
2015-1A, 4.40% due 11/12/30[6]	13,000,000	12,813,533

18 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

SRERS Funding Ltd.
2011-RS, 1.10% due 05/09/46[5,6]	$12,110,238	$8,127,089
Highland Park CDO I Ltd.
2006-1A, 1.45% due 11/25/51[5,6]	4,026,789	3,740,537
Anchorage Credit Funding 1 Ltd.
2015-1A, 4.30% due 07/28/30[6]	3,000,000	3,099,156
JPMCC Re-REMIC Trust
2014-FRR1, 3.24% due 04/27/44[5,6]	3,000,000	2,959,860
N-Star REL CDO VIII Ltd.
2006-8A, 1.15% due 02/01/41[5,6]	1,946,894	1,935,876
Wrightwood Capital Real Estate CDO Ltd.
2005-1A, 1.48% due 11/21/40[5,6]	1,250,000	1,226,329
RAIT CRE CDO I Ltd.
2006-1X A1B, 1.31% due 11/20/46	557,649	554,518
Total Collateralized Debt Obligations		182,917,432

Transport-Aircraft - 3.2%
Apollo Aviation Securitization Equity Trust
2016-2, 4.21% due 11/15/41	34,618,290	34,647,922
2016-1A, 4.88% due 03/17/36[6]	20,970,000	21,074,850
2014-1, 5.13% due 12/15/29[5]	7,412,046	7,402,781
2014-1, 7.38% due 12/15/29[5]	2,280,630	2,277,779
AIM Aviation Finance Ltd.
2015-1A, 4.21% due 02/15/40[6]	28,089,286	27,983,950
2015-1A, 5.07% due 02/15/40[6]	2,340,774	2,293,958
Castlelake Aircraft Securitization Trust
2015-1A, 4.70% due 12/15/40[6]	18,756,450	19,141,173
2014-1, 5.25% due 02/15/29	1,181,888	1,178,933
2014-1, 7.50% due 02/15/29	582,583	582,583
ECAF I Ltd.
2015-1A, 4.95% due 06/15/40[6]	15,828,514	15,337,498
2015-1A, 3.47% due 06/15/40[6]	1,491,867	1,476,949
Falcon Aerospace Ltd.
2017-1, 4.58% due 02/15/42	16,507,040	16,640,929
Harbour Aircraft Investments Ltd.
2016-1A, 4.70% due 07/15/41	7,616,910	7,632,784
Diamond Head Aviation Ltd.
2015-1, 3.81% due 07/14/28[6]	4,386,890	4,389,052
Rise Ltd.
4.75% due 02/12/39	3,995,539	3,975,561
Atlas Ltd.
2014-1 A, 4.88% due 12/15/39	3,458,400	3,449,754
AABS Ltd.
2013-1 A, 4.88% due 01/10/38	2,842,982	2,835,874
Eagle I Ltd.
2014-1A, 4.31% due 12/15/39[6]	2,573,750	2,575,686
Emerald Aviation Finance Ltd.
2013-1, 4.65% due 10/15/38[6]	1,548,922	1,556,667
2013-1, 6.35% due 10/15/38[6]	331,912	331,912
Stripes 2103 Aircraft 1 Ltd.
2013-1 A1, 4.48% due 03/20/23†††,1	1,654,686	1,615,754

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 19

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Turbine Engines Securitization Ltd.
2013-1A, 5.13% due 12/13/48[15]	$1,094,729	$1,084,378
Willis Engine Securitization Trust II
2012-A, 5.50% due 09/15/37[6]	1,055,642	1,047,724
AASET
2014-1 C, 10.41% due 12/15/29	991,889	989,409
Airplanes Pass Through Trust
2001-1A, 1.46% due 03/15/19[5,15]	740,322	229,500
Total Transport-Aircraft		181,753,360

Net Lease - 1.9%
Capital Automotive REIT
2017-1A, 3.87% due 04/15/47[6]	49,950,000	49,935,520
2014-1A, 3.66% due 10/15/44[6]	4,500,000	4,385,043
Store Master Funding I-VII
2016-1A, 3.96% due 10/20/46[6]	30,973,729	29,610,885
2016-1A, 4.32% due 10/20/46[6]	7,400,000	7,429,422
Spirit Master Funding LLC
2014-2A, 5.76% due 03/20/42[6]	4,938,032	5,172,588
2014-4A, 4.63% due 01/20/45[6]	4,250,000	4,170,820
Store Master Funding I LLC
2015-1A, 4.17% due 04/20/45[6]	5,792,947	5,704,147
2015-1A, 3.75% due 04/20/45[6]	1,485,625	1,463,272
Store Master Funding LLC
2012-1A, 5.77% due 08/20/42[6]	1,770,251	1,783,211
2013-1A, 4.16% due 03/20/43[6]	1,727,225	1,713,486
Total Net Lease		111,368,394

Whole Business - 0.8%
Taco Bell Funding LLC
2016-1A, 4.97% due 05/25/46[6]	27,462,000	27,875,084
2016-1A, 4.38% due 05/25/46[6]	5,273,500	5,341,855
Wendys Funding LLC
2015-1A, 4.50% due 06/15/45[6]	7,830,750	7,623,016
Drug Royalty III Limited Partnership
2016-1A, 3.98% due 04/15/27[6]	3,824,269	3,824,665
Sonic Capital LLC
2016-1A, 4.47% due 05/20/46[6]	2,485,417	2,449,276
Total Whole Business		47,113,896

Industrial - 0.1%
Agnico-Eagle Mines Ltd.
4.84% due 06/30/26†††,1	6,000,000	5,967,026

Insurance - 0.1%
Chesterfield Financial Holdings LLC
2014-1A, 4.50% due 12/15/34[6]	4,950,000	4,927,181

Financial - 0.1%
Industrial DPR Funding Ltd.
2016-1A, 5.24% due 04/15/26†††,6	4,000,000	3,880,345
Hana Small Business Lending Loan Trust
2014-2014, 3.68% due 01/25/40[5,6]	905,181	890,336
Total Financial		4,770,681

Transport-Container - 0.0%**
CLI Funding V LLC
2013-2A, 3.22% due 06/18/28[6]	1,384,777	1,335,424

20 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Diversified Payment Rights - 0.0%**
CCR Incorporated MT100 Payment Rights Master Trust
2012-CA, 4.75% due 07/10/22[6]	$723,810	$732,068
CCR, Inc. MT100 Payment Rights Master Trust
2010-CX, 1.30% due 07/10/17[5]	210,470	210,053
Garanti Diversified Payment Rights Finance Co.
2007-A, 1.20% due 07/09/17[5]	208,000	207,525
Total Diversified Payment Rights		1,149,646

Total Asset-Backed Securities
(Cost $2,354,851,264)		2,374,755,709

COLLATERALIZED MORTGAGE OBLIGATIONS†† - 31.3%
Residential Mortgage Backed Securities - 21.8%
RALI Series Trust
2006-QO5, 1.20% due 05/25/46[5]	27,612,163	24,522,754
2006-QO10, 1.14% due 01/25/37[5]	16,406,108	13,916,592
2007-QO4, 1.17% due 05/25/47[5]	13,731,741	12,379,863
2006-QO2, 1.20% due 02/25/46[5]	22,548,824	9,774,963
2007-QO2, 1.13% due 02/25/47[5]	13,894,070	8,238,881
2007-QO4, 1.18% due 05/25/47[5]	6,387,420	5,764,406
2005-QO1, 1.28% due 08/25/35[5]	6,458,826	5,147,630
2005-QO1, 2.14% due 08/25/35[5]	4,270,664	3,704,008
2006-QS8, 1.43% due 08/25/36[5]	5,432,822	3,495,335
2006-QO2, 1.25% due 02/25/46[5]	5,966,913	2,645,896
2007-QO3, 1.14% due 03/25/47[5]	2,606,353	2,120,450
CIT Mortgage Loan Trust
2007-1, 2.33% due 10/25/37[5,6]	84,382,335	83,778,544
2007-1, 2.43% due 10/25/37[5,6]	7,086,943	6,939,033
LSTAR Securities Investment Ltd.
2016-4, 2.78% due 10/01/21[5,6]	28,892,787	28,662,194
2017-1, 2.78% due 01/01/22[5,6]	18,797,608	18,750,614
2016-5, 2.78% due 11/01/21[5,6]	16,824,273	16,738,738
2016-3, 2.78% due 09/01/21[5,6]	14,690,142	14,505,122
2015-6, 2.78% due 05/01/20[5,6]	3,416,280	3,403,469
FirstKey Master Funding
2017-R1, 1.01% due 11/03/41[5,6]	64,850,000	63,712,148
American Home Mortgage Investment Trust
2007-1, 2.08% due 05/25/47[8]	225,682,858	41,417,205
2006-1, 1.26% due 03/25/46[5]	8,433,059	6,946,177
2006-1, 1.38% due 03/25/46[5]	3,783,164	3,142,139
LSTAR Commercial Mortgage Trust
2016-7, 2.78% due 12/01/21[5,6]	41,733,452	41,368,283
VOLT L LLC
2016-NP10, 3.50% due 09/25/46[5,6]	37,118,963	37,351,271
CIM Trust
2017-2, 2.78% due 12/25/57[5,6]	37,500,000	37,219,819
Bayview Opportunity Master Fund IIIa Trust
2016-RN3, 3.60% due 09/29/31[5,6]	35,469,618	35,416,776
GCAT
A1, 3.38% due 03/25/47	34,000,000	33,967,495

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 21

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Countrywide Asset-Backed Certificates
2006-6, 1.15% due 09/25/36[5]	$33,691,563	$31,409,192
2005-15, 1.43% due 03/25/36[5]	1,500,000	1,230,474
First NLC Trust
2005-4, 1.37% due 02/25/36[5]	30,550,000	28,686,819
2005-1, 1.44% due 05/25/35[5]	3,440,397	2,977,952
Stanwich Mortgage Loan Co.
2016-NPA1, 3.84% due 10/16/46[5,6]	29,609,826	29,567,384
Bayview Opportunity Master Fund IVb Trust
2017-NPL1, 3.60% due 01/28/32[6]	18,749,061	18,698,778
2017-RN1, 3.60% due 02/28/32[5,6]	9,442,842	9,429,035
LSTAR Securities Investment Trust
2016-2, 2.78% due 03/01/21[5,6]	23,885,231	23,765,805
2015-10, 2.78% due 11/02/20[5,6]	3,358,432	3,357,382
Credit-Based Asset Servicing & Securitization LLC
2006-CB2, 1.17% due 12/25/36[5]	26,736,867	24,826,072
VOLT XLI LLC
2016-NPL1, 4.25% due 02/26/46[6,13]	23,558,836	23,671,174
VOLT LI LLC
2016-NP11, 3.50% due 10/25/46[6]	22,102,280	22,264,520
VOLT LIV LLC
2017-NPL1, 3.63% due 02/25/47[5,6]	19,750,000	19,680,697
VOLT LIII LLC
2016-NP13, 3.88% due 12/26/46[6]	19,618,754	19,569,391
American Home Mortgage Assets Trust
2006-4, 1.17% due 10/25/46[5]	14,723,694	9,698,697
2007-1, 1.34% due 02/25/47[5]	12,289,042	7,126,700
2006-5, 1.56% due 11/25/46[5]	5,143,718	2,627,561
WaMu Mortgage Pass-Through Certificates Series Trust
2007-OA6, 1.42% due 07/25/47[5]	10,850,341	9,368,957
2007-OA3, 1.41% due 04/25/47[5]	7,034,709	5,743,944
2006-AR13, 1.52% due 10/25/46[5]	2,492,158	2,174,504
2006-AR11, 1.56% due 09/25/46[5]	1,998,134	1,589,335
CSMC Series
2015-12R, 1.27% due 11/30/37[5,6]	19,537,079	18,425,479
Washington Mutual Mortgage Pass-Through Certificates WMALT Series Trust
2006-AR9, 1.47% due 11/25/46[5]	20,952,928	15,277,360
2006-7, 4.41% due 09/25/36	3,087,170	1,607,239
2006-AR9, 1.48% due 11/25/46[5]	1,285,679	1,031,166
2006-8, 4.56% due 10/25/36	533,368	323,450
Deutsche Alt-A Securities Mortgage Loan Trust Series
2006-AF1, 1.08% due 04/25/36[5]	11,234,710	9,824,989
2007-OA2, 1.41% due 04/25/47[5]	5,172,549	4,389,392
2006-OA1, 1.18% due 02/25/47[5]	4,458,030	3,994,553

22 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

VOLT LII LLC
2016-NP12, 3.63% due 11/26/46[6]	$18,037,502	$17,961,887
Lehman XS Trust Series
2007-2N, 1.16% due 02/25/37[5]	11,523,152	7,969,082
2007-15N, 1.23% due 08/25/37[5]	6,077,034	5,197,502
2005-7N, 1.25% due 12/25/35[5]	3,088,235	2,911,586
Impac Secured Assets CMN Owner Trust
2005-2, 1.23% due 03/25/36[5]	17,692,619	15,858,676
Wachovia Asset Securitization Issuance II LLC Trust
2007-HE1, 1.12% due 07/25/37[5,6]	9,042,685	8,279,988
2007-HE2A, 1.11% due 07/25/37[5,6]	7,439,708	6,654,334
VOLT XLVIII LLC
2016-NPL8, 3.50% due 07/25/46[6]	14,843,522	14,923,673
GSMSC Resecuritization Trust
2015-5R, 0.91% due 02/26/37[5,6]	15,899,146	14,139,610
Nomura Resecuritization Trust
2016-1R, 3.78% due 01/28/38†††,5,6	9,630,973	9,671,685
2015-4R, 1.66% due 03/26/36[5,6]	2,398,254	2,287,694
2015-4R, 1.49% due 12/26/36[5,6]	1,755,054	1,638,724
2012-1R, 1.22% due 08/27/47[5,6]	137,691	136,645
VOLT XXXIX LLC
2015-NP13, 4.13% due 10/25/45[6]	12,386,445	12,413,357
Citigroup Mortgage Loan Trust, Inc.
2005-HE3, 1.72% due 09/25/35[5]	11,687,000	11,143,564
VOLT XL LLC
2015-NP14, 4.38% due 11/27/45[6]	10,517,368	10,620,208
NRPL Trust
2015-1A, 3.88% due 11/01/54[6]	7,274,037	7,227,344
2014-2A, 3.75% due 10/25/57[5,6]	3,111,357	3,133,565
Banc of America Funding Trust
2014-R7, 0.92% due 09/26/36[5,6]	6,419,296	6,159,314
2015-R4, 0.95% due 01/27/35[5,6]	3,984,346	3,737,338
Alternative Loan Trust
2007-OA7, 0.96% due 05/25/47[5]	6,128,750	5,198,075
2005-38, 1.68% due 09/25/35[5]	5,141,161	4,500,942
First Franklin Mortgage Loan Trust
2004-FF10, 2.26% due 07/25/34[5]	9,970,558	9,651,070
VOLT XXXVI LLC
2015-NP10, 3.63% due 07/25/45[5,6]	9,605,998	9,629,226
VOLT XXXIII LLC
2015-NPL5, 3.50% due 03/25/55[6]	9,370,375	9,405,271
HarborView Mortgage Loan Trust
2006-14, 1.13% due 01/25/47[5]	10,328,164	8,810,625
Soundview Home Loan Trust
2007-1, 1.15% due 03/25/37[5]	5,105,871	4,897,214
2005-OPT3, 1.45% due 11/25/35[5]	3,930,000	3,544,941
Bayview Opportunity Master Fund Trust
2016-LT1, 3.47% due 10/28/31[5,6]	8,402,346	8,360,566

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 23

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

VOLT XXVII LLC
2014-NPL7, 3.38% due 08/27/57[6]	$8,002,314	$7,993,190
Morgan Stanley ABS Capital I Incorporated Trust
2006-NC1, 1.36% due 12/25/35[5]	7,800,000	7,273,139
Bear Stearns Asset Backed Securities I Trust
2006-HE3, 1.34% due 04/25/36[5]	7,600,000	7,204,932
Morgan Stanley Resecuritization Trust
2014-R9, 0.91% due 11/26/46[5,6]	7,403,934	6,976,727
Structured Asset Investment Loan Trust
2005-11, 1.34% due 01/25/36[5]	7,689,989	6,952,767
IndyMac INDX Mortgage Loan Trust
2005-AR18, 1.76% due 10/25/36[5]	9,353,238	6,721,842
JP Morgan Mortgage Acquisition Trust
2006-HE2, 1.12% due 07/25/36[5]	6,957,211	6,688,067
ASG Resecuritization Trust
2010-3, 1.07% due 12/28/45[5,6]	7,448,451	6,379,773
Vericrest Opportunity Loan Trust
2015-NPL3, 3.38% due 10/25/58[6]	6,389,314	6,364,261
VOLT XXXIV LLC
2015-NPL7, 3.25% due 02/25/55[5,6]	5,033,961	5,026,189
Park Place Securities Incorporated Asset-Backed Pass-Through Certificates Series
2005-WCW2, 1.51% due 07/25/35[5]	5,000,000	4,728,089
BCAP LLC
2014-RR2, 1.07% due 03/26/36[5,6]	3,357,490	3,294,075
2014-RR3, 0.92% due 10/26/36[5,6]	1,443,798	1,409,159
VOLT XLII LLC
2016-NPL2, 4.25% due 03/26/46[6]	4,564,423	4,598,744
AJAX Mortgage Loan Trust
2015-A, 3.88% due 11/25/54[5,6]	3,888,072	3,878,166
Luminent Mortgage Trust
2006-2, 1.18% due 02/25/46[5]	5,101,828	3,789,093
GSAA Home Equity Trust
2006-14, 1.15% due 09/25/36[5]	6,018,902	3,129,063
2007-7, 1.25% due 07/25/37[5]	454,840	413,293
CWABS Asset-Backed Certificates Trust
2004-15, 2.33% due 04/25/35[5]	3,490,000	3,404,527
GSAA Trust
2005-10, 1.96% due 06/25/35[5]	3,312,000	3,112,048
Nationstar HECM Loan Trust
2016-1A, 2.98% due 02/25/26[6]	2,250,958	2,250,958
Impac Secured Assets Trust
2006-2, 1.15% due 08/25/36[5]	2,658,066	2,152,606
RFMSI Series Trust
2006-S11, 6.00% due 11/25/36	2,204,785	1,933,726
GreenPoint Mortgage Funding Trust
2005-HE4, 1.45% due 07/25/30[5]	1,942,626	1,909,455
GCAT LLC
2015-1, 3.63% due 05/26/20[5,6]	1,503,540	1,503,691

24 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Structured Asset Securities Corporation Mortgage Loan Trust
2006-BC6, 1.15% due 01/25/37[5]	$1,087,842	$1,024,590
Irwin Home Equity Loan Trust
2007-1, 5.85% due 08/25/37[6]	1,019,890	996,366
UCFC Manufactured Housing Contract
1997-2, 7.38% due 10/15/28	871,410	898,849
Alliance Bancorp Trust
2007-OA1, 1.22% due 07/25/37[5]	1,173,092	853,611
GSAMP Trust
2005-HE6, 1.42% due 11/25/35[5]	781,380	768,456
Morgan Stanley Re-REMIC Trust
2010-R5, 1.60% due 06/26/36[6]	446,136	326,741
Total Residential Mortgage Backed Securities		1,257,387,705

Commercial Mortgage Backed Securities - 7.2%
Citigroup Commercial Mortgage Trust
2016-GC36, 4.76% due 02/10/49[5]	23,800,000	24,585,333
2016-P5, 4.32% due 10/10/49[5]	5,950,000	5,663,631
2016-C2, 1.80% due 08/10/49[5]	34,480,088	4,363,441
2016-P4, 2.01% due 07/10/49[5]	32,880,527	4,265,019
2016-P5, 1.56% due 10/10/49[5]	31,891,407	3,192,046
2016-GC37, 1.81% due 04/10/49[5]	19,283,447	2,294,011
2015-GC35, 0.90% due 11/10/48[5]	34,235,261	1,784,989
2015-GC29, 1.16% due 04/10/48[5]	24,795,430	1,601,212
2013-GC15, 4.37% due 09/10/46[5]	380,000	411,636
Chicago Skyscraper Trust
2017-SKY, 1.71% due 04/15/30[5,6]	38,500,000	38,521,559
Cosmopolitan Hotel Trust
2016-CSMO, 3.01% due 11/15/33[5,6]	15,500,000	15,664,478
2016-CSMO, 3.56% due 11/15/33[5,6]	13,100,000	13,279,897
2016-CSMO, 4.41% due 11/15/33[5,6]	6,600,000	6,707,107
JPMDB Commercial Mortgage Securities Trust
2016-C2, 3.40% due 06/15/49[5]	14,300,000	13,430,248
2017-C5, 1.18% due 03/15/50[5]	134,710,000	10,118,068
2016-C2, 1.71% due 06/15/49[5]	33,013,410	3,320,406
2016-C4, 3.10% due 12/15/49[5]	3,500,000	3,196,262
2016-C4, 0.85% due 12/15/49[5]	33,947,987	2,140,757
Wells Fargo Commercial Mortgage Trust
2016-C32, 1.36% due 01/15/59[5]	125,213,536	10,530,045
2017-RB1, 1.45% due 03/15/50[5]	40,025,513	3,982,539
2016-C35, 2.01% due 07/15/48[5]	27,572,908	3,614,342
2016-NXS5, 1.57% due 01/15/59[5]	30,717,142	2,767,802
2015-NXS4, 0.96% due 12/15/48[5]	39,667,639	2,354,703
2017-RC1, 1.74% due 01/15/60[5]	21,348,259	2,339,669
2015-P2, 1.03% due 12/15/48[5]	34,791,168	2,142,409
2015-C30, 1.01% due 09/15/58[5]	33,480,376	2,095,453
2016-C32, 4.72% due 01/15/59[5]	1,400,000	1,456,265

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 25

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

2015-NXS1, 1.19% due 05/15/48[5]	$11,813,640	$761,354
2015-NXS4, 4.22% due 12/15/48[5]	64,000	65,973
COMM Mortgage Trust
2015-CR27, 4.47% due 10/10/58[5]	5,750,000	5,813,464
2015-CR26, 1.05% due 10/10/48[5]	92,954,277	5,796,127
2013-CR13, 4.75% due 12/10/23[5]	4,650,000	4,790,376
2015-CR26, 4.49% due 10/10/48[5]	3,780,000	3,618,458
2015-CR24, 4.38% due 08/10/48[5]	2,967,000	3,012,913
2015-CR23, 1.00% due 05/10/48[5]	49,269,853	2,639,120
2015-CR27, 1.16% due 10/10/48[5]	31,665,320	2,042,556
2013-CR13, 0.94% due 12/10/23[5]	51,997,259	1,996,892
2014-LC15, 1.35% due 04/10/47[5]	15,182,720	878,199
2015-CR23, 3.80% due 05/10/48	700,000	720,252
JP Morgan Chase Commercial Mortgage Securities Trust
2016-WIKI, 4.01% due 10/05/31[5,6]	17,000,000	16,614,726
2016-JP3, 1.52% due 08/15/49[5]	74,764,368	7,509,954
2015-JP1, 4.74% due 01/15/49[5]	2,800,000	2,917,723
2016-WSP, 3.06% due 08/15/33[5,6]	5,000,000	5,005,250
GAHR Commercial Mortgage Trust
2015-NRF, 3.38% due 12/15/34[5,6]	21,950,000	21,115,966
GS Mortgage Securities Corporation Trust
2016-ICE2, 5.16% due 02/15/33[5,6]	18,000,000	18,422,458
VSD
2017-PLT1 A, 3.60% due 12/25/43	17,500,000	17,455,760
JPMCC Commercial Mortgage Securities Trust
2017-JP5, 1.28% due 03/15/50[5]	215,016,000	16,303,459
Motel 6 Trust
2015-MTL6, 5.28% due 02/05/30[6]	15,000,000	15,076,679
Morgan Stanley Bank of America Merrill Lynch Trust
2014-C19, 4.75% due 12/15/46†††,6	7,318,000	7,310,592
2015-C27, 1.04% due 12/15/47[5]	41,492,193	2,558,496
Morgan Stanley Capital I Trust
2015-XLF1, 3.09% due 08/14/31[5,6]	7,600,000	7,610,929
2016-UBS9, 4.55% due 03/15/49[5]	275,000	270,096
JPMBB Commercial Mortgage Securities Trust
2015-C31, 4.62% due 08/15/48[5]	3,253,000	3,041,999
2013-C17, 4.89% due 01/15/47[5]	2,500,000	2,560,481
2013-C12, 0.70% due 07/15/45[5]	50,177,352	1,201,612
CSAIL Commercial Mortgage Trust
2015-C1, 0.95% due 04/15/50[5]	58,138,941	3,161,119
2016-C6, 4.75% due 01/15/49[5]	3,000,000	3,110,586
CDGJ Commercial Mortgage Trust
2014-BXCH, 3.41% due 12/15/27[5,6]	3,000,000	3,012,639
2014-BXCH, 5.16% due 12/15/27[5,6]	1,798,536	1,810,932

26 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

BAMLL Commercial Mortgage Securities Trust
2014-ICTS, 2.81% due 06/15/28[5,6]	$3,480,000	$3,360,400
2014-ICTS, 3.86% due 06/15/28[5,6]	1,500,000	1,452,109
FREMF Mortgage Trust
2013-K29, 0.13% due 05/25/46[6,9]	820,388,451	4,756,448
DBWF Mortgage Trust
2015-LCM, 3.42% due 06/10/34[5,6]	5,000,000	4,330,097
DBJPM Mortgage Trust
2016-C1, 3.35% due 05/10/49[5]	4,450,000	4,176,827
CD Mortgage Trust
2016-CD1, 1.44% due 08/10/49[5]	35,954,378	3,487,923
CFCRE Commercial Mortgage Trust
2016-C3, 1.09% due 01/10/48[5]	40,620,578	2,900,492
CD Commerical Mortgage Trust
2017-CD3, 1.05% due 02/10/50[5]	35,083,560	2,780,021
BXHTL Mortgage Trust
2015-JWRZ, 3.76% due 05/15/29[5,6]	2,500,000	2,511,764
Banc of America Commercial Mortgage Trust
2017-BNK3, 1.15% due 02/15/50[5]	24,585,220	2,060,116
Hyatt Hotel Portfolio Trust
2015-HYT, 3.96% due 11/15/29[5,6]	2,000,000	2,011,885
BLCP Hotel Trust
2014-CLRN, 3.41% due 08/15/29[5,6]	1,795,000	1,800,073
CSMC Trust
2015-SAND, 3.76% due 08/15/30[5,6]	1,700,000	1,703,701
Freddie Mac Multifamily Structured Pass Through Certificates
2015-K043, 0.55% due 12/25/24[5]	44,738,571	1,602,348
GS Mortgage Securities Trust
2015-GC28, 1.15% due 02/10/48[5]	21,608,546	1,273,469
WFRBS Commercial Mortgage Trust
2013-C12, 1.38% due 03/15/48[5,6]	13,906,313	741,909
LSTAR Commercial Mortgage Trust
2014-2, 4.91% due 01/20/41[5,6]	500,000	503,254
GS Mortgage Securities Corporation II
2013-GC10, 2.94% due 02/10/46	225,000	227,245
GreenPoint Mortgage Funding Trust
2007-AR1, 1.06% due 02/25/47[5]	24	24
Total Commercial Mortgage Backed Securities		415,710,572

Military Housing - 1.3%
GMAC Commercial Mortgage Asset Corp.
2007-HCKM, 6.11% due 08/10/52†††,15	22,832,105	23,133,768
2003-PRES, 6.24% due 10/10/41[6]	10,957,451	12,506,988
2005-DRUM, 5.47% due 05/10/50†††,15	4,708,255	4,585,494
2005-BLIS, 5.25% due 07/10/50†††,15	2,500,000	2,327,843
Capmark Military Housing Trust
2008-AMCW, 6.90% due 07/10/55†††,15	8,433,488	9,785,618
2007-AETC, 5.75% due 02/10/52[15]	8,284,304	8,097,410

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 27

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

2007-ROBS, 6.06% due 10/10/52[15]	$4,805,985	$4,823,238
2006-RILY, 1.23% due 07/10/51†††,5,6	7,203,608	4,331,516
2007-AET2, 6.06% due 10/10/52[15]	2,185,659	2,260,540
Total Military Housing		71,852,415

Government Agency - 0.7%
Fannie Mae
#BA1742, 3.50% due 12/01/45	8,376,195	8,571,883
#AS6528, 4.00% due 01/01/46	4,043,775	4,247,269
#AL6307, 4.50% due 02/01/45	2,283,861	2,453,275
#AS7580, 3.00% due 07/01/46	2,283,901	2,265,273
#AS2523, 5.00% due 05/01/44	1,272,139	1,398,118
#AX3215, 4.50% due 09/01/44	1,276,442	1,369,940
#AL4290, 4.50% due 10/01/43	1,003,302	1,076,762
#AL6671, 5.00% due 12/01/44	847,603	931,540
#MA1525, 3.50% due 08/01/43	836,608	859,219
#AN3562, 3.63% due 01/01/37	748,645	749,698
#AN3620, 2.75% due 11/01/31	676,508	644,275
#AS7386, 3.50% due 06/01/46	99,113	101,402
Freddie Mac
#G08694, 4.00% due 02/01/46	3,788,659	3,979,024
#G60038, 3.50% due 01/01/44	3,307,281	3,394,181
#G08677, 4.00% due 11/01/45	2,934,523	3,081,117
#G08715, 3.00% due 08/01/46	2,310,558	2,290,046
Freddie Mac Multifamily Structured Pass Through Certificates
2014-K715, 2.86% due 01/25/21	450,000	461,390
Total Government Agency		37,874,412

Financial - 0.3%
Station Place Securitization Trust
2017-1, 2.23% due 02/25/49†††,5,6	8,000,000	7,991,573
2017-1, 3.23% due 02/25/49†††,5,6	7,000,000	6,992,746
Total Financial		14,984,319
Total Collateralized Mortgage Obligations
(Cost $1,790,452,163)		1,797,809,423

CORPORATE BONDS†† - 10.1%
Financial - 5.7%
Bank of America Corp.
6.10%[5,10]	30,749,000	32,578,565
6.30%[5,10]	18,615,000	20,243,813
6.50%[5,10]	6,450,000	7,038,563
2.15% due 11/09/20	1,600,000	1,585,563
Citigroup, Inc.
6.25%[5,10]	30,140,000	32,513,524
5.95%[5,10]	14,860,000	15,473,124
5.95%[5,10]	9,235,000	9,639,031
Hospitality Properties Trust
5.25% due 02/15/26	17,900,000	18,757,087
4.95% due 02/15/27	6,850,000	7,033,676
Mid-Atlantic Military Family Communities LLC
5.30% due 08/01/50[6]	18,690,030	17,585,824
Jefferies Group LLC
4.85% due 01/15/27	13,750,000	14,035,794
5.13% due 01/20/23	1,500,000	1,611,899
Voya Financial, Inc.
5.65% due 05/15/53[5]	14,145,000	14,392,537

28 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Infinity Property & Casualty Corp.
5.00% due 09/19/22	$12,961,000	$13,688,566
Wells Fargo & Co.
5.88%[5,10]	9,800,000	10,563,832
KeyCorp
5.00%[5,10]	9,350,000	9,256,500
BBC Military Housing-Navy Northeast LLC
6.30%†††,1,10	8,725,000	8,737,179
JPMorgan Chase & Co.
6.10%[5,10]	4,550,000	4,808,213
6.00%[5,10]	2,000,000	2,085,600
Atlas Mara Ltd.
8.00% due 12/31/20[1]	6,600,000	5,458,200
Fort Benning Family Communities LLC
1.26% due 01/15/36†††,5,15	6,000,000	4,885,444
Lincoln Finance Ltd.
7.38% due 04/15/21[6]	4,580,000	4,854,800
GEO Group, Inc.
5.88% due 10/15/24	3,615,000	3,696,338
6.00% due 04/15/26	1,036,000	1,049,181
Northern Trust Corp.
4.60%[5,10]	4,737,000	4,642,260
Citizens Financial Group, Inc.
5.50%[5,10]	4,500,000	4,618,125
Navigators Group, Inc.
5.75% due 10/15/23	4,050,000	4,342,908
Kennedy-Wilson, Inc.
5.88% due 04/01/24	4,113,000	4,215,825
Greystar Real Estate Partners LLC
8.25% due 12/01/22[6]	3,445,000	3,716,293
Fort Knox Military Housing Privatization Project
5.82% due 02/15/52[6]	1,965,613	1,960,463
1.25% due 02/15/52†††,5,15	1,761,916	1,052,067
Atlantic Marine Corporations Communities LLC
5.43% due 12/01/50[15]	1,426,658	1,392,233
5.37% due 12/01/50[6]	807,741	824,785
5.38% due 02/15/48	549,505	523,524
Fidelity National Financial, Inc.
5.50% due 09/01/22	2,425,000	2,560,899
Customers Bank
6.13% due 06/26/29[5,15]	2,000,000	2,045,000
M&T Bank Corp.
5.13%[5,10]	2,000,000	1,990,000
Goldman Sachs Group, Inc.
6.13% due 02/15/33	1,600,000	1,931,682
US Bancorp
5.30%[5,10]	1,800,000	1,833,750
First American Financial Corp.
4.30% due 02/01/23	1,680,000	1,704,625
Prudential Financial, Inc.
6.63% due 12/01/37	1,300,000	1,683,963
Royal Bank of Scotland Group plc
3.88% due 09/12/23	1,700,000	1,675,452
Enstar Group Ltd.
4.50% due 03/10/22	1,610,000	1,630,260
Barclays plc
4.38% due 01/12/26	1,600,000	1,621,363
Compass Bank
2.75% due 09/29/19	1,600,000	1,609,763
CBRE Services, Inc.
5.25% due 03/15/25	1,500,000	1,591,914
International Lease Finance Corp.
8.63% due 01/15/22	1,300,000	1,590,698
Santander UK Group Holdings plc
2.88% due 08/05/21	1,600,000	1,579,178
AmTrust Financial Services, Inc.
6.13% due 08/15/23[1]	1,301,000	1,365,197

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 29

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Cadence Bank North America
6.25% due 06/28/29[5,15]	$1,200,000	$1,200,000
Morgan Stanley
7.25% due 04/01/32	820,000	1,112,976
Pacific Northwest Communities LLC
5.91% due 06/15/50[15]	1,000,000	1,081,030
Univest Corporation of Pennsylvania
5.10% due 03/30/25[1,5]	1,000,000	1,017,500
Wilton Re Finance LLC
5.88% due 03/30/33[5,6]	925,000	942,344
Nationwide Mutual Insurance Co.
9.38% due 08/15/39[6]	530,000	849,320
ACC Group Housing LLC
6.35% due 07/15/54[15]	625,000	718,614
HSBC Holdings plc
4.38% due 11/23/26	700,000	705,434
Hanover Insurance Group, Inc.
4.50% due 04/15/26	650,000	674,881
Discover Bank/Greenwood DE
4.20% due 08/08/23	610,000	635,261
Lincoln National Corp.
8.75% due 07/01/19	307,000	350,435
7.00% due 06/15/40	210,000	271,286
Assurant, Inc.
6.75% due 02/15/34	106,000	127,941
Total Financial		324,962,102

Consumer, Non-cyclical - 1.3%
Danone S.A.
2.95% due 11/02/26[6]	29,200,000	27,913,974
Tenet Healthcare Corp.
4.63% due 06/15/20[5]	22,374,000	22,485,870
Bumble Bee Holdings, Inc.
9.00% due 12/15/17[6]	10,801,000	10,530,975
Offutt AFB America First Community LLC
5.46% due 09/01/50[6]	6,721,049	6,401,127
United Communities LLC
5.61% due 09/15/51[6]	4,628,496	4,888,757
Flowers Foods, Inc.
3.50% due 10/01/26	1,750,000	1,705,872
Actavis Funding SCS
4.55% due 03/15/35	800,000	802,174
Total Consumer, Non-cyclical		74,728,749

Energy - 1.2%
Sunoco Logistics Partners Operations, LP
5.95% due 12/01/25	18,100,000	20,152,884
3.90% due 07/15/26	5,600,000	5,410,698
Buckeye Partners, LP
3.95% due 12/01/26	12,876,000	12,610,651
4.35% due 10/15/24	4,760,000	4,836,603
ConocoPhillips
6.50% due 02/01/39	10,495,000	13,366,820
Hess Corp.
4.30% due 04/01/27	3,650,000	3,585,070
7.88% due 10/01/29	897,000	1,097,154
Sabine Pass Liquefaction LLC
5.88% due 06/30/26	1,500,000	1,653,881
ONEOK Partners, LP
3.38% due 10/01/22	1,600,000	1,601,474
MPLX, LP
4.13% due 03/01/27	1,600,000	1,593,064
Enterprise Products Operating LLC
3.90% due 02/15/24	890,000	910,897
3.95% due 02/15/27	400,000	407,864
Marathon Petroleum Corp.
3.63% due 09/15/24	1,200,000	1,181,430
QEP Resources, Inc.
6.88% due 03/01/21	200,000	212,500
Schahin II Finance Company SPV Ltd.
5.88% due 09/25/22[11,15]	781,800	89,907
Total Energy		68,710,897

Basic Materials - 1.0%
Yamana Gold, Inc.
4.95% due 07/15/24	21,020,000	21,125,100
Newcrest Finance Pty Ltd.
4.20% due 10/01/22[6]	18,955,000	19,470,614

30 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

BHP Billiton Finance USA Ltd.
6.75% due 10/19/75[5,6]	$13,000,000	$14,703,000
Eldorado Gold Corp.
6.13% due 12/15/20[6]	1,050,000	1,076,250
Southern Copper Corp.
5.25% due 11/08/42	430,000	421,509
7.50% due 07/27/35	260,000	316,574
Total Basic Materials		57,113,047

Consumer, Cyclical - 0.3%
HP Communities LLC
5.78% due 03/15/46[15]	2,150,000	2,296,500
5.86% due 09/15/53[15]	1,420,000	1,501,096
5.62% due 09/15/32[15]	1,000,000	1,090,610
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
6.50% due 05/01/21	3,000,000	2,850,000
Hasbro, Inc.
6.35% due 03/15/40	1,500,000	1,756,862
Wyndham Worldwide Corp.
4.50% due 04/01/27	1,630,000	1,642,095
Northern Group Housing LLC
6.80% due 08/15/53[15]	1,200,000	1,440,636
Suburban Propane Partners Limited Partnership/Suburban Energy Finance Corp.
5.88% due 03/01/27	1,000,000	985,000
Ford Motor Co.
7.45% due 07/16/31	650,000	819,857
Total Consumer, Cyclical		14,382,656

Industrial - 0.2%
Princess Juliana International Airport Operating Company N.V.
5.50% due 12/20/27†††,6	2,580,793	2,578,194
Reynolds Group Issuer Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer
6.88% due 02/15/21	2,009,220	2,064,473
Reynolds Group Issuer Incorporated / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
4.52% due 07/15/21[5,6]	1,875,000	1,918,369
Dynagas LNG Partners Limited Partnership / Dynagas Finance, Inc.
6.25% due 10/30/19[1]	1,700,000	1,678,750
Eaton Corp.
4.00% due 11/02/32	1,300,000	1,317,533
L3 Technologies, Inc.
5.20% due 10/15/19	760,000	814,398
Total Industrial		10,371,717

Utilities - 0.2%
LBC Tank Terminals Holding Netherlands BV
6.88% due 05/15/23[6]	5,590,000	5,800,295
AES Corp.
4.05% due 06/01/19[5]	3,098,000	3,098,000
Exelon Generation Company LLC
6.25% due 10/01/39	670,000	694,787
Total Utilities		9,593,082

Communications - 0.1%
SFR Group S.A.
6.25% due 05/15/24[6]	3,150,000	3,169,687
Charter Communications Operating LLC / Charter Communications Operating Capital
6.38% due 10/23/35	1,400,000	1,591,452
Time Warner Cable LLC
4.00% due 09/01/21	1,500,000	1,554,914
Qwest Corp.
6.75% due 12/01/21	1,270,000	1,392,235

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 31

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

AT&T, Inc.
6.30% due 01/15/38	$500,000	$574,540
Total Communications		8,282,828

Diversified - 0.1%
HRG Group, Inc.
7.88% due 07/15/19	6,395,000	6,618,825
Leucadia National Corp.
5.50% due 10/18/23	1,500,000	1,597,464
Total Diversified		8,216,289

Technology - 0.0%**
CA, Inc.
5.38% due 12/01/19	760,000	821,119

Diversified Payment Rights - 0.0%**
CIC Receivables Master Trust
4.89% due 10/07/21†††	439,429	452,340
Total Corporate Bonds
(Cost $568,304,660)		577,634,826

U.S. GOVERNMENT SECURITIES†† - 9.6%
U.S. Treasury Bond
1.94% due 11/15/44[12]	1,143,025,000	484,574,020
8.75% due 05/15/20	9,030,000	11,001,077
2.88% due 11/15/46	10,379,000	10,070,463
8.75% due 08/15/20	6,500,000	8,014,045
4.38% due 05/15/40	6,150,000	7,635,852
7.88% due 02/15/21	5,500,000	6,755,546
8.13% due 08/15/21	4,400,000	5,553,451
8.13% due 08/15/19	3,000,000	3,471,444
8.00% due 11/15/21	2,600,000	3,300,476
2.75% due 11/15/42	2,580,000	2,456,542
4.75% due 02/15/41	1,500,000	1,963,770
2.88% due 08/15/45	1,800,000	1,745,649
2.13% due 05/15/25	1,200,000	1,181,906
Total U.S. Treasury Bond		547,724,241
U.S. Treasury Note
3.13% due 05/15/19	2,500,000	2,595,118
2.88% due 03/31/18	1,000,000	1,017,383
Total U.S. Treasury Note		3,612,501
Total U.S. Government Securities
(Cost $581,111,599)		551,336,742

FEDERAL AGENCY NOTES†† - 3.5%
Fannie Mae Principal Strips[14]
due 05/15/30[12]	43,400,000	28,123,547
due 01/15/30[12]	35,825,000	23,529,000
due 05/15/29[12]	33,900,000	22,360,610
due 11/15/30[12]	17,570,000	11,197,484
Total Fannie Mae Principal Strips		85,210,641
Freddie Mac[14]
due 12/14/29[12]	45,850,000	30,376,541
1.25% due 10/02/19	2,500,000	2,486,058
2.38% due 01/13/22	2,000,000	2,036,160
Total Freddie Mac		34,898,759
Freddie Mac Principal Strips[14]
due 03/15/31[12]	28,085,000	17,563,966
due 07/15/32[12]	28,600,000	16,625,266
Total Freddie Mac Principal Strips		34,189,232
Tennessee Valley Authority
5.38% due 04/01/56	8,360,000	10,663,849
4.25% due 09/15/65	9,900,000	10,388,179
Total Tennessee Valley Authority		21,052,028
Fannie Mae Interest Strips[14]
due 01/15/32[12]	8,833,000	5,471,178
due 01/15/35[12]	2,250,000	1,193,645
due 01/15/33[12]	1,450,000	827,184
due 07/15/32[12]	1,333,000	776,410
Total Fannie Mae Interest Strips		8,268,417
Freddie Mac Interest Strips
due 03/15/30[12]	7,250,000	4,698,326
due 09/15/30[12]	2,906,000	1,845,917
Total Freddie Mac Interest Strips		6,544,243
Fannie Mae[14]
due 01/15/30[12]	5,900,000	3,873,014
0.88% due 02/08/18	1,500,000	1,497,158
due 02/06/33[12]	1,456,000	827,596
Total Fannie Mae		6,197,768

32 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]		Value

Residual Funding Corporation Principal Strips
due 01/15/30[12]		$5,000,000	$3,331,590
Total Federal Agency Notes
(Cost $207,762,425)			199,692,678

SENIOR FLOATING RATE INTERESTS††,5 - 3.4%
Technology - 0.9%
Epicor Software
4.75% due 06/01/22		18,076,258	18,094,335
5.00% due 06/01/22		3,293,630	3,299,130
EIG Investors Corp.
6.04% due 02/09/23		8,125,628	8,179,827
6.53% due 11/08/19		698,534	701,154
Cypress Intermediate Holdings III, Inc.
4.00% due 03/31/24		6,200,000	6,094,600
Macom Technology Solutions Holdings, Inc.
3.86% due 05/07/21		1,989,796	2,018,409
TIBCO Software, Inc.
5.50% due 12/04/20		1,960,000	1,979,188
Advanced Computer Software
10.56% due 01/31/23[1]		2,000,000	1,818,340
Cologix Holdings, Inc.
4.00% due 03/20/24		1,000,000	1,000,310
Microsemi Corp.
3.23% due 01/15/23		868,192	872,125
Micro Focus International plc
4.79% due 11/19/21		845,513	851,254
Compucom Systems, Inc.
4.25% due 05/11/20		290,010	240,708
Ceridian Corp.
4.54% due 09/15/20		239,000	236,909
Micron Technology, Inc.
4.74% due 04/26/22		198,997	199,682
Aspect Software, Inc.
11.28% due 05/25/20		14,916	14,897
Total Technology			45,600,868

Communications - 0.6%
Cengage Learning Acquisitions, Inc.
5.25% due 06/07/23		22,170,133	21,096,212
SFR Group SA
4.29% due 01/14/25		6,783,000	6,783,000
5.29% due 01/15/24		1,439,125	1,440,147
Internet Brands
4.75% due 07/08/21		3,151,620	3,167,090
Proquest LLC
5.25% due 10/24/21		1,349,770	1,368,329
Altice US Finance I Corp.
3.98% due 01/15/25		7798,000	7796,508
Houghton Mifflin Co.
4.00% due 05/31/21		42,443	683,048
Telenet Financing USD LLC
3.91% due 01/31/25		500,000	500,065
Ziggo Secured Finance BV
Total Communications			35,834,399

Industrial - 0.6%
Travelport Finance Luxembourg Sarl
4.29% due 09/02/21		21,082,482	21,223,101
Engility Corp.
4.75% due 08/14/23		3,149,902	3,162,691
TMF Group Holding BV
4.00% due 10/16/23	EUR	1,750,000	1,883,196
VC GB Holdings, Inc.
4.75% due 02/28/24		1,675,000	1,683,375
Reynolds Group Holdings, Inc.
3.98% due 02/05/23		1,493,258	1,498,394
CareCore National LLC
5.50% due 03/05/21		1,364,121	1,367,532
Hillman Group, Inc.
4.65% due 06/30/21		989,822	996,830
Hardware Holdings LLC
7.68% due 03/30/20†††,1		745,875	730,958
NVA Holdings, Inc.
4.65% due 08/14/21		575,000	580,031
CHI Overhead Doors, Inc.
4.25% due 07/29/22		498,738	497,905

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 33

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

Wencor Group
4.65% due 06/18/21	$292,710	$284,113
USIC Holding, Inc.
5.17% due 12/08/23	149,625	150,373
Thermasys Corp.
5.25% due 05/03/19[1]	91,250	81,669
Total Industrial		34,140,168

Consumer, Non-cyclical - 0.6%
Pharmaceutical Product Development
4.33% due 08/18/22	8,498,784	8,520,031
MPH Acquisition Holdings LLC
4.90% due 06/07/23	3,890,166	3,937,392
Examworks Group, Inc.
4.23% due 07/27/23	3,815,438	3,832,149
Press Ganey Holdings, Inc.
4.25% due 10/23/23	3,192,000	3,198,001
Packaging Coordinators Midco, Inc.
5.00% due 06/30/23	3,184,000	3,170,086
Albertson’s LLC
4.40% due 12/21/22	2,756,045	2,771,892
DJO Finance LLC
4.25% due 06/08/20	2,366,783	2,286,407
CHG Healthcare Services, Inc.
4.75% due 06/07/23	1,887,745	1,909,454
Grocery Outlet, Inc.
5.15% due 10/21/21	1,741,271	1,742,908
One Call Medical, Inc.
5.09% due 11/27/20	1,658,912	1,549,706
CTI Foods Holding Co. LLC
4.65% due 06/29/20	200,000	198,000
Total Consumer, Non-cyclical		33,116,026

Consumer, Cyclical - 0.5%
Equinox Holdings, Inc.
4.25% due 03/08/24	8,050,000	8,107,879
Leslie’s Poolmart, Inc.
4.77% due 08/16/23	4,453,000	4,466,359
Trader Corp.
4.25% due 09/28/23	4,000,000	4,008,320
PetSmart Inc
4.02% due 03/11/22	4,160,690	3,968,258
Life Time Fitness, Inc.
4.00% due 06/10/22	1,703,954	1,706,936
1-800 Contacts
4.28% due 01/22/23	1,584,030	1,593,265
Eyemart Express
5.19% due 12/17/21	1,325,000	1,338,250
PTL Acqusition, Inc.
3.23% due 08/01/23	1,243,750	1,252,307
BBB Industries, LLC
6.00% due 11/03/21	982,500	983,119
Neiman Marcus Group, Inc.
4.25% due 10/25/20	582,000	466,845
Sears Holdings Corp.
5.50% due 06/30/18	367,738	362,796
Acosta, Inc.
3.82% due 09/26/19†††,1	342,222	319,554
Total Consumer, Cyclical		28,573,888

Financial - 0.1%
Hyperion Insurance
5.50% due 04/29/22	2,648,281	2,655,458
National Financial Partners Corp.
4.65% due 01/08/24	1,820,438	1,838,642
Delos Finance S.A.R.L
3.40% due 10/06/23	1,300,000	1,313,325
HUB International Ltd.
4.03% due 10/02/20	1,000,000	1,004,860
American Stock Transfer & Trust
5.75% due 06/26/20	235,408	234,820
Total Financial		7,047,105

Basic Materials - 0.1%
Road Infrastructure Investment
4.50% due 06/13/23	4,439,250	4,464,776
Nexeo Solutions LLC
4.81% due 06/09/23	1,691,500	1,704,186
Total Basic Materials		6,168,962

34 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]		Value

Utilities - 0.0%**
Invenergy Thermal Operating I, LLC
6.65% due 10/19/22		$2,602,732	$2,498,622
Total Senior Floating Rate Interests
(Cost $192,940,654)			192,980,038

MUNICIPAL BONDS†† - 1.2%
California - 0.5%
San Mateo County Community College District General Obligation Unlimited
due 09/01/34[12]		14,900,000	7,801,193
Poway Unified School District General Obligation Unlimited
due 08/01/40[12]		10,000,000	3,751,100
due 08/01/38[12]		8,460,000	3,471,053
Foothill-De Anza Community College District General Obligation Unlimited
due 08/01/32[12]		9,385,000	5,446,866
San Diego Unified School District General Obligation Unlimited
due 07/01/39[12]		7,150,000	2,879,305
due 07/01/43[12]		1,350,000	456,908
Beverly Hills Unified School District California General Obligation Unlimited
due 08/01/34[12]		5,295,000	2,653,589
Total California			26,460,014

Ohio - 0.5%
American Municipal Power, Inc. Revenue Bonds
8.08% due 02/15/50		15,250,000	23,511,535
7.50% due 02/15/50		2,060,000	2,807,883
Total Ohio			26,319,418

Michigan - 0.1%
Detroit City School District General Obligation Unlimited
7.75% due 05/01/39		4,900,000	6,417,824

Illinois - 0.1%
State of Illinois General Obligation Unlimited
5.65% due 12/01/38		5,350,000	5,657,946

Florida - 0.0%**
County of Miami-Dade Florida Revenue Bonds
due 10/01/41[12]		4,100,000	1,342,258

Texas - 0.0%**
Harris County-Houston Sports Authority Revenue Bonds
due 11/15/45[12]		2,850,000	766,422
due 11/15/41[12]		1,500,000	494,415
Total Texas			1,260,837
Total Municipal Bonds
(Cost $66,894,913)			67,458,297

FOREIGN GOVERNMENT BONDS†† - 0.7%
Czech Republic Government Bond
due 11/09/17[12]	CSK	455,000,000	18,087,219
Dominican Republic International Bond
6.85% due 01/27/45[6]		10,755,000	11,104,537
Kenya Government International Bond
6.88% due 06/24/24[6]		11,005,000	10,951,296
Bahamas Government International Bond
6.95% due 11/20/29[6]		110,000	117,425
Total Foreign Government Bonds
(Cost $39,701,051)			40,260,477

COMMERCIAL PAPER†† - 1.2%
Hyundai Capital America
1.20% due 04/18/17[6]		32,000,000	31,981,867

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 35

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

	Face Amount[3]	Value

CVS Health Corp
1.22% due 04/17/17	$25,000,000	$24,986,444
Mondelez International Inc
1.18% due 04/24/17	710,000,000	79,992,461
0.92% due 04/10/17	750,000	749,824
Total Mondelez International Inc		10,742,285
Unilever Capital Corp
0.84% due 04/24/17	1,500,000	1,499,195
Cargill Inc
0.84% due 04/21/17	1,000,000	999,533
Apple Inc
0.77% due 05/10/17	1,000,000	999,200
Total Commercial Paper
(Cost $71,208,490)		71,208,524

	Contracts

OPTIONS PURCHASED† - 0.2%
Call options on:
Bank of America Merrill Lynch June 2017 iShares 20+ Year Treasury Bond ETF, Expiring with strike price of $120.00	33,392	8,949,056
Total Call options		8,949,056
Total Options Purchased
(Cost $5,843,600)		8,949,056

Total Investments - 106.5%
(Cost $6,108,105,374)		$6,113,065,840

OPTIONS WRITTEN† - (0.1)%
Call options on:
Bank of America Merrill Lynch June 2017 iShares 20+ Year Treasury Bond ETF, Expiring with strike price of $123.00	33,392	(4,841,840)
Total Options Written
(Premiums received $3,038,672)		(4,841,840)
Other Assets & Liabilities, net - (6.4)%		(367,703,740)
Total Net Assets - 100.0%		$5,740,520,260

CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS††
Counterparty	Exchange	Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Merrill Lynch	CME	Receive	3-Month USD-LIBOR	2.16%	02/13/24	$(108,330,000)	$500,718	$500,718

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS††
Counterparty	Contracts to Sell	Currency	Settlement Date	Settlement Value	Value at March 31, 2017	Net Unrealized Depreciation
Bank of America	(1,786,000)	CSK	04/11/17	$1,892,619	$1,906,170	$(13,551)
J.P. Morgan	(455,000,000)	EUR	11/09/17	18,215,301	18,342,077	(126,776)
						$(140,327)

36 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

*	Non-income producing security.
**	Less than 0.1% of net assets.
†	Value determined based on Level 1 inputs — See Note 4.
††	Value determined based on Level 2 inputs, unless otherwise noted — See Note 4.
†††	Value determined based on Level 3 inputs — See Note 4.
[1]	Illiquid security.
[2]	Affiliated issuer — See Note 7.
[3]	The face amount is denominated in U.S. dollars, unless otherwise noted.
[4]	Rate indicated is the 7 day yield as of March 31, 2017.
[5]	Variable rate security. Rate indicated is rate effective at March 31, 2017.
[6]
Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $3,442,482,047 (cost $3,411,816,348), or 60.0% of total net assets. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

[7]	Security has no stated coupon. However, it is expected to receive residual cash flow payments on defined deal dates.
[8]	Security is an interest-only strip. Rate indicated is effective yield at March 31, 2017.
[9]	Maturity date indicated is next interest reset date.
[10]	Perpetual maturity.
[11]	Security is in default of interest and/or principal obligations.
[12]	Zero coupon rate security.
[13]	Security is a step up/step down security. The coupon increases or decreases at regular intervals until the security reaches full maturity. Rate indicated is rate effective as of March 31, 2017.
[14]	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.
[15]
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be illiquid and restricted under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) illiquid and restricted securities is $80,763,369 (cost $88,586,441), or 0.01% of total net assets — See Note 11.

plc — Public Limited Company
REIT — Real Estate Investment Trust
CME — Chicago Mercantile Exchange
CSK — Czech Koruna
EUR — Euro

See Sector Classification in Other Information section.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 37

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

The following table summarizes the inputs used to value the Fund’s investments at March 31, 2017 (See Note 4 in the Notes to Financial Statements):

Investments in Securities (Assets)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Asset Backed Securities	$—	$2,363,292,584	$—	$11,463,125	$2,374,755,709
Closed-End Funds	9,802,412	—	—	—	9,802,412
Collateralized Mortgage Obligations	—	1,721,678,588	—	76,130,835	1,797,809,423
Commercial Paper	—	71,208,524	—	—	71,208,524
Common Stocks	122,668	—	—	—	122,668
Corporate Bonds	—	559,929,602	—	17,705,224	577,634,826
Federal Agency Notes	—	199,692,678	—	—	199,692,678
Foreign Government Bonds	—	40,260,477	—	—	40,260,477
Interest Rate Swap Agreements	—	—	500,718	—	500,718
Municipal Bonds	—	67,458,297	—	—	67,458,297
Mutual Funds	81,934,302	—	—	—	81,934,302
Options Purchased	8,949,056	—	—	—	8,949,056
Preferred Stocks	—	1,104,400	—	—	1,104,400
Senior Floating Rate Interests	—	191,929,526	—	1,050,512	192,980,038
Short Term Investments	138,016,288	—	—	—	138,016,288
U.S. Government Securities	—	551,336,742	—	—	551,336,742
Total	$238,824,726	$5,767,891,418	$500,718	$106,349,696	$6,113,566,558

Investments in Securities (Liabilities)	Level 1	Level 2	Level 2 - Other*	Level 3	Total
Currency Contracts	$—	$—	$140,327	$—	$140,327
Options Written	4,841,840	—	—	—	4,841,840
Unfunded Loan Commitments	—	—	64,767	58,290	123,057
Total	$4,841,840	$—	$205,094	$58,290	$5,105,224

*	Other financial instruments include forward foreign currency exchange contracts and/or swaps, which are reported as unrealized gain/loss at period end.

38 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

SCHEDULE OF INVESTMENTS (Unaudited)(continued)	March 31, 2017
TOTAL RETURN BOND FUND

The following is a summary of significant unobservable inputs used in the fair valuation of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Ending Balance at 03/31/17	Valuation Technique	Unobservable Inputs
Asset Backed Securities	$11,463,125	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Collateralized Mortgage Obligations	76,130,835	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	15,127,030	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Corporate Bonds	2,578,194	OAS off prior broker quote	Indicative Quote
Senior Floating Rate Interests	730,958	Option Adjusted Spread off the prior month end broker mark over the 3 month LIBOR	Indicative Quote
Senior Floating Rate Interests	319,554	Model Price	Purchase Price
Total	$106,349,696

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the previous fiscal period.

As of March 31, 2017, Total Return Bond Fund had securities with a total value of $7,605,668 transfer out of level 3 into level 2 and securities with a total value of $5,965,295 transfer out of level 2 into level 3 due to changes in the securities valuation method using observable market inputs. There were no other securities that transferred between levels.

Any remaining Level 3 securities held by the Fund and excluded from the table above, were not considered material to the Fund.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 39

SCHEDULE OF INVESTMENTS (Unaudited)(concluded)	March 31, 2017
TOTAL RETURN BOND FUND

Summary of Fair Value Level 3 Activity

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value for the period ended March 31, 2017:

LEVEL 3 - Fair value measurement using significant unobservable inputs
	Senior Floating Rate Interests	Collateralized Mortgage Obligations	Asset-Backed Securities	Corporate Bonds	Total
TOTAL RETURN BOND
Assets:
Beginning Balance	$—	$26,276,741	$19,482,303	$18,329,648	$64,088,692
Purchases	638,000	53,009,505	—	—	53,647,505
Sales, maturities and paydowns	(427,391)	(3,236,004)	(109,814)	(134,726)	(3,907,935)
Total realized gains or losses included in earnings	(1,782)	(18,615)	—	—	(20,397)
Total change in unrealized gains or losses included in earnings	29,510	(5,053,912)	(303,696)	(489,698)	(5,817,796)
Transfers into Level 3	812,175	5,153,120	—	—	5,965,295
Transfers out of Level 3	—	—	(7,605,668)	—	(7,605,668)
Ending Balance	$1,050,512	$76,130,835	$11,463,125	$17,705,224	$106,349,696
Net Change in unrealized appreciation (depreciation) for investments in securities still held at March 31, 2017	$21,444	$(5,171,258)	$(305,167)	$(526,787)	$(5,981,768)

40 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
TOTAL RETURN BOND FUND

March 31, 2017

Assets:
Investments in unaffiliated issuers, at value (cost $6,018,387,107)	$6,021,329,126
Investments in affiliated issuers, at value(cost $89,718,267)	91,736,714
Total investments (cost $6,108,105,374)	6,113,065,840
Cash	22,643,458
Segregated cash with broker	2,675,000
Prepaid expenses	519,815
Unrealized appreciation on swap agreements	500,718
Receivables:
Securities sold	29,773,633
Fund shares sold	34,226,583
Dividends	208,447
Interest	24,222,819
Total assets	6,227,836,313

Liabilities:
Reverse Repurchase Agreements	10,041,683
Options written, at value(premiums received $3,038,672)	4,841,840
Segregated cash due to broker	4,330,474
Unrealized depreciation on forward foreign currency exchange contracts	140,327
Unfunded loan commitments, at value (Note 8)(proceeds $241,511)	123,057
Payable for:
Securities purchased	452,162,458
Fund shares redeemed	10,626,148
Management fees	1,663,335
Distribution and service fees	394,286
Fund accounting/administration fees	368,259
Transfer agent/maintenance fees	178,155
Swap settlement	169,801
Interest from reverse repurchase agreements	181
Trustees’ fees*	6
Miscellaneous	2,276,043
Total liabilities	487,316,053
Net assets	5,740,520,260

Net assets consist of:
Paid in capital	$5,751,074,153
Accumulated net investment loss	(12,111,638)
Accumulated net realized loss on investments	(2,076,493)
Net unrealized appreciation on investments	3,634,238
Net assets	$5,740,520,260

A-Class:
Net assets	$634,448,691
Capital shares outstanding	23,819,053
Net asset value per share	$26.64
Maximum offering price per share(Net asset value divided by 96.00%)	$27.75

C-Class:
Net assets	$226,292,899
Capital shares outstanding	8,494,597
Net asset value per share	$26.64

P-Class:
Net assets	$372,994,527
Capital shares outstanding	14,001,764
Net asset value per share	$26.64

R6-Class:**
Net assets	$2,681,207
Capital shares outstanding	100,538
Net asset value per share	$26.67

Institutional Class:
Net assets	$4,504,102,936
Capital shares outstanding	168,890,573
Net asset value per share	$26.67

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
**	Since commencement of operations: October 19, 2016.

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 41

STATEMENT OF OPERATIONS (Unaudited)
TOTAL RETURN BOND FUND

Period Ended March 31, 2017

Investment Income:
Interest	$90,826,953
Dividends from securities of affiliated issuers	1,629,684
Dividends from securities of unaffiliated issuers	36,245
Total investment income	92,492,882

Expenses:
Management fees	11,114,761
Transfer agent/maintenance fees
A-Class	362,091
C-Class	80,008
P-Class	118,389
R6-Class*	152
Institutional Class	435,480
Distribution and service fees:
A-Class	745,986
C-Class	1,090,094
P-Class	279,793
Fund accounting/administration fees	1,787,969
Interest expense	655,624
Line of credit fees	377,539
Trustees’ fees**	34,988
Custodian fees	31,906
Miscellaneous	496,306
Total expenses	17,611,086
Less:
Expenses waived by Adviser	(2,506,089)
Expense reimbursed by Adviser
A-Class	(86,779)
C-Class	(3,358)
P-Class	(56,037)
R6-Class	(482)
Institutional Class	(438,509)
Total waived/reimbursed expenses	(3,091,254)
Net expenses	14,519,832
Net investment income	77,973,050

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments in unaffiliated issuers	10,812,725
Investments in affiliated issuers	2,715
Swap agreements	(111,540)
Foreign currency	260,037
Forward currency exchange contracts	(158,101)
Securities sold short	814
Net realized gain	10,806,650
Net change in unrealized appreciation(depreciation) on:
Investments in unaffiliated issuers	(63,379,610)
Investments in affiliated issuers	787,317
Swap agreements	500,718
Options purchased	3,105,456
Options written	(1,803,168)
Foreign currency	2,414
Forward foreign currency exchange contracts	(140,327)
Net change in unrealized appreciation(depreciation)	(60,927,200)
Net realized and unrealized loss	(50,120,550)
Net increase in net assets resulting from operations	$27,852,500

*	Since commencement of operations: October 19, 2016.
**	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

42 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS
TOTAL RETURN BOND FUND

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Increase (Decrease) in Net Assets from Operations:
Net investment income	$77,973,050	$106,270,675
Net realized gain on investments	10,806,650	25,179,563
Net change in unrealized appreciation (depreciation) on investments	(60,927,200)	82,855,164
Net increase in net assets resulting from operations	27,852,500	214,305,402

Distributions to shareholders from:
Net investment income
A-Class	(11,901,713)	(19,285,718)
C-Class	(3,538,497)	(4,414,562)
P-Class	(4,352,728)	(2,468,760)
R6-Class*	(24,032)	—
Institutional Class	(72,719,263)	(85,820,390)
Net realized gains
A-Class	(2,595,729)	—
C-Class	(928,930)	—
P-Class	(771,149)	—
R6-Class*	(418)	—
Institutional Class	(13,065,720)	—
Total distributions to shareholders	(109,898,179)	(111,989,430)

Capital share transactions:
Proceeds from sale of shares
A-Class	268,089,666	409,315,803
C-Class	48,762,905	142,276,966
P-Class	259,955,914	169,273,892
R6-Class*	2,638,483	—
Institutional Class	2,234,472,266	2,285,297,704
Distributions reinvested
A-Class	12,680,342	16,940,775
C-Class	3,492,317	3,370,562
P-Class	5,123,877	2,496,360
R6-Class*	24,450	—
Institutional Class	69,478,650	68,800,673
Cost of shares redeemed
A-Class	(182,622,321)	(328,114,466)
C-Class	(37,387,589)	(24,573,068)
P-Class	(50,925,014)	(26,108,049)
R6-Class*	(2,997)	—
Institutional Class	(762,539,367)	(816,727,764)
Net increase from capital share transactions	1,871,241,582	1,902,249,388
Net increase in net assets	1,789,195,903	2,004,565,360

Net assets:
Beginning of period	3,951,324,357	1,946,758,997
End of period	$5,740,520,260	$3,951,324,357
Accumulated net investment loss/Undistributed net investment income at the end of period	$(12,111,638)	$2,451,545

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 43

STATEMENTS OF CHANGES IN NET ASSETS (concluded)
TOTAL RETURN BOND FUND

	Period Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
Capital share activity:
Shares sold
A-Class	10,073,264	15,477,259
C-Class	1,828,129	5,370,784
P-Class	9,778,000	6,363,397
R6-Class*	99,716	—
Institutional Class	83,982,272	86,143,028
Shares issued from reinvestment of distributions
A-Class	477,658	639,848
C-Class	131,556	126,992
P-Class	193,944	93,411
R6-Class*	935	—
Institutional Class	2,612,023	2,587,333
Shares redeemed
A-Class	(6,867,400)	(12,426,783)
C-Class	(1,406,942)	(926,958)
P-Class	(1,917,051)	(982,068)
R6-Class*	(113)	—
Institutional Class	(28,671,857)	(30,884,118)
Net increase in shares	70,314,134	71,582,125

*	Since commencement of operations: October 19, 2016.

44 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

A-Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$27.23	$26.50	$26.94	$26.16	$26.51	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.45	.96	.94	1.01	1.20	1.08
Net gain (loss) on investments (realized and unrealized)	(.40)	.81	(.25)	1.13	(.28)	1.35
Total from investment operations	.05	1.77	.69	2.14	.92	2.43
Less distributions from:
Net investment income	(.53)	(1.04)	(1.09)	(1.36)	(1.23)	(.92)
Net realized gains	(.11)	—	(.04)	—	(.04)	—
Total distributions	(.64)	(1.04)	(1.13)	(1.36)	(1.27)	(.92)
Net asset value, end of period	$26.64	$27.23	$26.50	$26.94	$26.16	$26.51

Total Return	0.22%	6.88%	2.56%	8.34%	3.53%	9.78%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$634,449	$548,223	$435,760	$90,805	$74,328	$30,689
Ratios to average net assets:
Net investment income (loss)	3.36%	3.63%	3.50%	3.80%	4.47%	5.10%
Total expenses[d]	1.02%	1.15%	1.10%	1.19%	1.27%	1.51%
Net expenses[e,h]	0.88%	0.97%	0.91%	0.94%	0.98%	0.85%
Portfolio turnover rate	38%	86%	74%	52%	94%	69%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 45

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

C-Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$27.23	$26.50	$26.94	$26.16	$26.50	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.35	.75	.74	.82	.99	.94
Net gain (loss) on investments (realized and unrealized)	(.39)	.82	(.25)	1.12	(.27)	1.32
Total from investment operations	(.04)	1.57	.49	1.94	.72	2.26
Less distributions from:
Net investment income	(.43)	(.84)	(.89)	(1.16)	(1.02)	(.76)
Net realized gains	(.11)	—	(.04)	—	(.04)	—
Total distributions	(.55)	(.84)	(.93)	(1.16)	(1.06)	(.76)
Net asset value, end of period	$26.64	$27.23	$26.50	$26.94	$26.16	$26.50

Total Return	(0.15%)	6.08%	1.82%	7.58%	2.77%	9.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$226,293	$216,255	$89,320	$25,107	$15,654	$6,607
Ratios to average net assets:
Net investment income (loss)	2.66%	2.82%	2.75%	3.10%	3.70%	4.38%
Total expenses[d]	1.72%	1.83%	1.80%	1.90%	2.07%	2.26%
Net expenses[e,h]	1.61%	1.69%	1.63%	1.66%	1.77%	1.63%
Portfolio turnover rate	38%	86%	74%	52%	94%	69%

46 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

P-Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Period Ended Sept. 30, 2015[f]
Per Share Data
Net asset value, beginning of period	$27.23	$26.49	$26.98
Income (loss) from investment operations:
Net investment income (loss)[c]	.42	.96	.36
Net gain (loss) on investments (realized and unrealized)	(.36)	.84	(.43)
Total from investment operations	.06	1.80	(.07)
Less distributions from:
Net investment income	(.53)	(1.06)	(.42)
Net realized gains	(.11)	—	—
Total distributions	(.65)	(1.06)	(.42)
Net asset value, end of period	$26.64	$27.23	$26.49

Total Return	0.23%	6.97%	(0.21%)
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$372,995	$161,928	$12,509
Ratios to average net assets:
Net investment income (loss)	3.13%	3.58%	3.20%
Total expenses[d]	1.00%	0.96%	1.02%
Net expenses[e,h]	0.84%	0.82%	0.84%
Portfolio turnover rate	38%	86%	74%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 47

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

R6-Class	Period Ended March 31, 2017[g]
Per Share Data
Net asset value, beginning of period	$27.15
Income (loss) from investment operations:
Net investment income (loss)[c]	.37
Net gain (loss) on investments (realized and unrealized)	(.21)
Total from investment operations	.16
Less distributions from:
Net investment income	(.53)
Net realized gains	(.11)
Total distributions	(.64)
Net asset value, end of period	$26.67

Total Return	0.63%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,681
Ratios to average net assets:
Net investment income (loss)	3.09%
Total expenses[d]	0.69%
Net expenses[e,h]	0.50%
Portfolio turnover rate	38%

48 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS (continued)
TOTAL RETURN BOND FUND

This table is presented to show selected data for a share outstanding throughout each period and to assist shareholders in evaluating a Fund’s performance for the periods presented.

Institutional Class	Period Ended March 31, 2017[a]	Year Ended Sept. 30, 2016	Year Ended Sept. 30, 2015	Year Ended Sept. 30, 2014	Year Ended Sept. 30, 2013	Period Ended Sept. 30, 2012[b]
Per Share Data
Net asset value, beginning of period	$27.26	$26.53	$26.97	$26.19	$26.54	$25.00
Income (loss) from investment operations:
Net investment income (loss)[c]	.48	1.05	1.03	1.09	1.28	1.06
Net gain (loss) on investments (realized and unrealized)	(.38)	.82	(.25)	1.14	(.27)	1.44
Total from investment operations	.10	1.87	.78	2.23	1.01	2.50
Less distributions from:
Net investment income	(.57)	(1.14)	(1.18)	(1.45)	(1.32)	(.96)
Net realized gains	(.11)	—	(.04)	—	(.04)	—
Total distributions	(.69)	(1.14)	(1.22)	(1.45)	(1.36)	(.96)
Net asset value, end of period	$26.67	$27.26	$26.53	$26.97	$26.19	$26.54

Total Return	0.39%	7.26%	2.91%	8.74%	3.88%	10.09%
Ratios/Supplemental Data
Net assets, end of period (in thousands)	$4,504,103	$3,024,918	$1,409,171	$270,668	$78,318	$44,566
Ratios to average net assets:
Net investment income (loss)	3.60%	3.94%	3.83%	4.09%	4.78%	4.91%
Total expenses[d]	0.68%	0.79%	0.76%	0.81%	0.89%	0.99%
Net expenses[e,h]	0.54%	0.59%	0.57%	0.57%	0.64%	0.52%
Portfolio turnover rate	38%	86%	74%	52%	94%	69%

SEE NOTES TO FINANCIAL STATEMENTS.	THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 49

FINANCIAL HIGHLIGHTS (concluded)
TOTAL RETURN BOND FUND

[a]	Unaudited figures for the period ended March 31, 2017. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[b]	Since commencement of operations: November 30, 2011. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[c]	Net investment income (loss) per share was computed using average shares outstanding throughout the period.
[d]	Does not include expenses of the underlying funds in which the Fund invests.
[e]	Net expense information reflects the expense ratios after expense waivers.
[f]	Since commencement of operations: May 1, 2015. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[g]	Since commencement of operations: October 19, 2016. Percentage amounts for the period, except total return and portfolio turnover rate, have been annualized.
[h]	Net expenses may include expenses that are excluded from the expense limitation agreement. Excluding these expenses, the net expense ratio for the year would be:

	03/31/17	09/30/16	09/30/15	09/30/14	09/30/13	09/30/12
A-Class	0.83%	0.87%	0.84%	0.86%	0.86%	0.82%
C-Class	1.56%	1.60%	1.56%	1.58%	1.64%	1.59%
P-Class	0.79%	0.75%	0.75%	N/A	N/A	N/A
R6-Class	0.44%	N/A	N/A	N/A	N/A	N/A
Institutional Class	0.49%	0.49%	0.50%	0.50%	0.52%	0.50%

50 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT	SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. Organization and Significant Accounting Policies

Organization

Guggenheim Funds Trust (the “Trust”), a Delaware statutory trust, is registered with the SEC under the Investment Company Act of 1940 (“1940 Act”), as an open-ended investment company of the series type. Each series, in effect, is representing a separate Fund. The Trust is authorized to issue an unlimited number of shares. The Trust accounts for the assets of each Fund separately.

The Trust offers a combination of five separate classes of shares, A-Class shares, C-Class shares, P-Class shares, R6-Class shares and Institutional Class shares. Sales of shares of each Class are made without a front-end sales charge at the net asset value per share (“NAV”), with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased. A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% contingent deferred sales charge (“CDSC”), if shares are redeemed within 12 months of purchase. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Institutional Class shares are offered primarily for direct investment by institutions such as pension and profit sharing plans, endowments, foundations and corporations. Institutional Class shares require a minimum initial investment of $2 million and a minimum account balance of $1 million. At March 31, 2017, the Trust consisted of nineteen funds (the “Funds”).

This report covers the Total Return Bond Fund (the “Fund”), a diversified investment company.

Security Investors, LLC and Guggenheim Partners Investment Management, LLC, which operates under the name Guggenheim Investments (“GI”), provides advisory services. Guggenheim Funds Distributors, LLC (“GFD”) acts as principal underwriter for the Trust. GI and GFD are affiliated entities.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The NAV of each Class of the Fund is calculated by dividing the market value of the Fund’s securities and other assets, less all liabilities, attributable to the Class by the number of outstanding shares of the Class.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 51

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

A. The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities and/or other assets.

Valuations of the Fund’s securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Fund’s officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.

Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, the Board has authorized the Valuation Committee and GI to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Open-end investment companies (“mutual funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange-traded funds (“ETFs”) and closed-end investment companies (“CEFs”) are valued at the last quoted sales price.

U.S. Government securities are valued by either independent pricing services, the last traded fill price, or at the reported bid price at the close of business.

52 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Debt securities with a maturity of greater than 60 days at acquisition are valued at prices that reflect broker-dealer supplied valuations or are obtained from independent pricing services, which may consider the trade activity, treasury spreads, yields or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Short-term debt securities with a maturity of 60 days or less at acquisition are valued at amortized cost, provided such amount approximates market value.

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes in a non-active market.

Listed options are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter (“OTC”) options are valued using the average bid price (for long options) or average ask price (for short options) obtained from one or more security dealers.

The value of interest rate swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined using the spread priced off the previous day’s Chicago Mercantile Exchange (“CME”) price.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency. The change in value of the contract is recorded as unrealized appreciation or depreciation until the forward foreign currency contract is closed. When the forward foreign currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

Investments for which market quotations are not readily available are fair- valued as determined in good faith by GI under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.

In connection with futures contracts and other derivative investments, such factors may include obtaining information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 53

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

B. Senior loans in which the Fund invests generally pay interest rates which are periodically adjusted by reference to a base short-term floating rate, plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as the one-month or three-month London Inter-Bank Offered Rate (LIBOR), (ii) the prime rate offered by one or more major United States banks, or (iii) the bank’s certificate of deposit rate. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. The interest rate indicated is the rate in effect at March 31, 2017.

C. The Fund may purchase and sell interests in securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually take delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities before the settlement date.

D. Upon the purchase of an option, the premium paid is recorded as an investment, the value of which is marked-to-market daily. If a purchased option expires, the Fund realizes a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, it realizes a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security purchased by the Fund upon exercise increases by the premium originally paid.

When the Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if the Fund enters into a closing purchase transaction, it realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).

E. Swap agreements are marked-to-marked daily and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses.

F. The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments

54 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

may also subject the Fund to foreign government exchange restrictions, expropriation, taxation, or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

The Fund does not isolate that portion of the results of operations resulting from changes in the foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains and losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.

G. Security transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discounts, is accrued on a daily basis. Interest income also includes paydown gains and losses on mortgage-backed and asset-backed securities and senior and subordinated loans. Amendment fees are earned as compensation for evaluating and accepting changes to the original loan agreement and are recognized when received. Dividend income from REITs is recorded based on the income included in the distributions received from the REIT investments using published REIT classifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

H. The Fund declares dividends from investment income daily. The Fund pays its shareholders from its net investment income monthly and distributes any net capital gains that it has realized, at least annually. Distributions to shareholders are recorded on the ex-dividend date. Dividends are reinvested in additional shares unless shareholders request payment in cash. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes.

I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution and service fees are charged directly to specific classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 55

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

J. Under the fee arrangement with the custodian, the Fund may earn credits based on overnight custody cash balances. These credits are utilized to reduce related custodial expenses. The custodian fees disclosed in the Statement of Operations are before the reduction in expense from the related earnings credits, if any. For the period ended March 31, 2017, there were no earnings credits received.

K. The Fund may leave cash overnight in its cash account with the custodian. Periodically, the Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate, which was 0.82% at March 31, 2017.

L. Under the Fund’s organizational documents, its Trustees and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, throughout the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes short sales and a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statement of Assets and Liabilities. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Financial Statements.

Derivatives

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations. The Funds may utilize derivatives for the following purposes:

Duration: the use of an instrument to manage the interest rate risk of a portfolio.

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

56 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The following table represents the Fund’s use, and volume of call/put options purchased on a quarterly basis:

Fund	Use	Average Number of Contracts
Total Return Bond Fund	Duration, Hedge	8,348

Fund	Use	Average Notional
Total Return Bond Fund	Duration, Hedge	$2,237,264

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

The Fund used written options for Duration and Hedge. The following tables represent the Fund’s use and activity of options written for the year ended March 31, 2017:

Call Options Written

Written Call Options
Total Return Bond Fund
	Number of Contracts	Premium Amount
Balance at September 30, 2016	—	$—
Options Written	33,392	3,038,672
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Options exercised	—	—
Balance at March 31, 2017	33,392	$3,038,672

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. A Fund utilizing OTC swaps bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty or if the underlying asset declines in value. Certain standardized swaps are subject to mandatory central clearing. Central clearing generally reduces counterparty credit risk and increases liquidity, but central clearing does not make swap transactions risk-free. For Funds utilizing interest rate swaps, the exchange bears the risk of loss. Additionally, there is no guarantee that a Fund or an underlying fund could eliminate its exposure under an outstanding swap agreement by entering into an offsetting swap agreement with the same or another party.

Interest rate swaps involve the exchange by the Fund with another party for its respective commitment to pay or receive interest on a notional amount of principal. Interest rate swaps are generally valued using the closing price from the prior day, subject to an adjustment for the current day’s spreads. Interest rate swaps are generally subject to mandatory central clearing, but central clearing does not make interest rate swap transactions risk free.

The following table represents the Fund’s use and volume of interest rate swaps on a quarterly basis:

		Average Notional
Fund	Use	Long	Short
Total Return Bond Fund	Duration, Hedge	$—	$27,082,500

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

58 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following table represents the Fund’s use, and volume of forward currency exchange contracts on a quarterly basis:

		Average Settlement
Fund	Use	Purchased	Sold
Total Return Bond Fund	Hedge, Income	$5,446,480	$384,418

Derivative Investment Holdings Categorized by Risk Exposure

The following is a summary of the location of derivative investments on the Fund’s Statement of Assets and Liabilities as of March 31, 2017:

Derivative Investment Type	Asset Derivatives	Liability Derivatives
Interest Rate contracts	Unrealized appreciation on swap agreements
Currency contracts		Unrealized depreciation on forward foreign currency exchange contracts
Equity contracts	Investments in unaffiliated issuers, at value	Options written, at value

The following table sets forth the fair value of the Fund’s derivative investments categorized by primary risk exposure at March 31, 2017:

Asset Derivative Investments Value
Fund	Swap Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2017
Total Return Bond Fund	$500,718	$—	$8,949,056	$—	$9,449,774

Liability Derivative Investments Value
Fund	Swap Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total Value at March 31, 2017
Total Return Bond Fund	$—	$(4,841,840)	$—	$(140,327)	$4,982,167

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations for the period ended March 31, 2017:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Currency contracts	Net realized gain (loss) on forward foreign currency exchange contracts
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts
Equity/Interest rate contracts	Net realized gain (loss) on options purchased Net change in unrealized appreciation (depreciation) on options purchased
Net realized gain (loss) on options written
Net change in unrealized appreciation (depreciation) on options written
Net realized gain (loss) on swap agreements
Net change in unrealized appreciation (depreciation) on swap agreements

The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Statement of Operations categorized by primary risk exposure for the period ended March 31, 2017:

Realized Gain (Loss) on Derivative Investments Recognized on the Statement of Operations
Fund	Swaps Interest Rate Contracts	Options Written |Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total
Total Return Bond Fund	$(111,540)	$—	$—	$(158,101)	$(269,641)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized on the Statement of Operations
Fund	Swaps Interest Rate Contracts	Options Written Equity Contracts	Options Purchased Equity Contracts	Forward Foreign Currency Exchange Contracts	Total
Total Return Bond Fund	$500,718	$(1,803,168)	$3,105,456	$(140,327)	$1,662,679

In conjunction with the use short sales and of derivative instruments, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or the repurchase agreements allocated to the Fund.

60 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.

3. Fees and Other Transactions with Affiliates

At a meeting that occurred on November 16, 2016, the Board approved to add an advisory fee breakpoint (“breakpoint”) to the Fund.

Under the terms of an investment advisory contract, the Fund pays GI investment advisory fees calculated at an annualized rate of 0.50% of the average daily net assets up to $5 billion; and 0.45% of the average daily net assets in excess of $5 billion of the Fund’s advisory fees.

GI engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass-through basis. Such expenses are allocated to various Funds within the complex based on relative net assets.

The Fund has adopted Distribution Plans related to the offering of A-Class, C-Class and P-Class shares pursuant to Rule 12b-1 under the 1940 Act. The plans provide for payments at an annual rate of 0.25% of the average daily net assets of the Fund’s A-Class and P-Class shares, and 1.00% of the average daily net assets of the Fund’s C-Class shares.

The investment advisory contracts for the Fund provides that the total expenses be limited to a percentage of average net assets for each class of shares, exclusive of brokerage costs, dividends on securities sold short, expenses of other investment companies in which a Fund invests, interest, taxes, litigation, indemnification and extraordinary expenses. The limits are listed below:

	Limit	Effective Date	Contract End Date
Total Return Bond Fund - A-Class	0.90%	11/30/12	02/01/18
Total Return Bond Fund - C-Class	1.65%	11/30/12	02/01/18
Total Return Bond Fund - P-Class*	0.90%	05/01/15	02/01/18
Total Return Bond Fund - R6-Class**	0.50%	10/19/16	02/01/18
Total Return Bond Fund - Institutional Class	0.50%	11/30/12	02/01/18

*	Since the commencement of operations: May 1, 2015
**	Since the commencement of operations: October 19, 2016

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

GI is entitled to reimbursement by the Funds for fees waived or expenses reimbursed during any of the previous 36 months, beginning on the date of the expense limitation agreement, if on any day the estimated operating expenses are less than the indicated percentages. At March 31, 2017, the amount of fees waived or expenses reimbursed that are subject to recoupment are presented in the following table:

Fund	Expires 2017	Expires 2018	Expires 2019	Expires 2020	Total
Total Return Fund
A-Class	$105,941	$576,490	$886,912	$397,533	$1,966,876
C-Class	20,537	99,359	201,092	117,053	438,041
P-Class	—	2,335	91,216	173,904	267,455
Institutional Class	197,372	1,646,773	4,174,107	2,226,692	8,244,944

For the period ended March 31, 2017, no amounts were recouped by GI.

If a Fund invests in an affiliated fund, the investing Fund’s adviser has agreed to waive fees at the investing fund level. Fee waivers will be calculated at the investing Fund level without regard to any expense cap, if any, in effect for the investing Fund. Fees waived under this arrangement are not subject to reimbursement to GI. For the period March 31, 2017, the Fund waived $174,948 related to investments in affiliated funds.

For the period ended March 31, 2017, GFD retained sales charges of $712,076 relating to sales of A-Class shares of the Trust.

Certain trustees and officers of the Trust are also officers of GI and GFD.

4. Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 —	quoted prices in active markets for identical assets or liabilities.

Level 2 —	significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 —	significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

62 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

Independent pricing services are used to value a majority of the Fund’s investments. When values are not available from a pricing service, they may be computed by the Fund’s investment adviser or an affiliate. In any event, values may be determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. A significant portion of the Fund’s assets and liabilities are categorized as Level 2 or Level 3, as indicated in this report.

Indicative quotes from broker-dealers, adjusted for fluctuations in criteria such as credit spreads and interest rates, may be also used to value the Fund’s assets and liabilities, i.e. prices provided by a broker-dealer or other market participant who has not committed to trade at that price. Although indicative quotes are typically received from established market participants, the Fund may not have the transparency to view the underlying inputs which support the market quotations. Significant changes in an indicative quote would generally result in significant changes in the fair value of the security.

Certain fixed income securities are valued by obtaining a monthly indicative quote from a broker-dealer, adjusted for fluctuations in criteria such as credit spreads and interest rates.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.

5. Federal Income Tax Information

The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains sufficient to relieve the Fund from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.

Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken, or to be taken, on federal income tax returns for all open tax years, and

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 63

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

has concluded that no provision for income tax is required in the Fund’s financial statements. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.

At March 31, 2017, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:

Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain
Total Return Bond Fund	$6,109,337,835	$85,276,734	$(81,548,729)	$3,728,005

6. Securities Transactions

For the period ended March 31, 2017, the cost of purchases and proceeds from sales of investment securities, excluding government securities, short-term investments and derivatives, were as follows:

Fund	Purchases	Sales
Total Return Bond Fund	$3,226,279,918	$1,290,743,184

For the year ended March 31, 2017, the cost of purchases and proceeds from sales of government securities were as follows:

Fund	Purchases	Sales
Total Return Bond Fund	$725,923,358	$479,899,853

The Fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price to save costs, where permissible. For the period ended March 31, 2017, the Fund engaged in purchases and sales of securities, pursuant to Rule 17a-7 of the 1940 Act, as follows:

Fund	Purchases	Sales	Realized Gain
Total Return Bond Fund	$23,702,236	$6,154,416	$122,920

64 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

7. Affiliated Transactions

Investments representing 5% or more of the outstanding voting shares of a portfolio company of a fund, or control of or by, or common control under GI, result in that portfolio company being considered an affiliated company of such fund, as defined in the 1940 Act.

The Fund may invest in the Guggenheim Strategy Funds Trust consisting of Guggenheim Strategy Fund I, Guggenheim Strategy Fund II, Guggenheim Strategy Fund III, and Guggenheim Variable Insurance Strategy Fund III (collectively, the “Cash Management Funds”), open-end management investment companies managed by GI. The Cash Management Funds, which launched on March 11, 2014, are offered as cash management options only to mutual funds, trusts, and other accounts managed by GI and/or its affiliates, and are not available to the public. The Cash Management Funds pay no investment management fees. The Cash Management Funds’ annual report on Form N-CSR dated September 30, 2016, is available publicly or upon request. This information is available from the EDGAR database on the SEC’s website at https://www.sec.gov/Archives/edgar/data/1601445/000089180416001923/gug65857-ncsr.htm.

Transactions during the period ended March 31, 2017, in which the portfolio company is an “affiliated person,” were as follows:

Affiliated issuers by Fund	Value 09/30/16	Additions	Reductions	Value 03/31/17	Shares 03/31/17	Investment Income	Realized Gain
Total Return Bond Fund
Guggenheim Floating Rate Strategies Fund - Institutional Class	$20,054,667	$15,540,977	$—	$35,710,067	1,369,251	$538,310	$—
Guggenheim Limited Duration Fund - Institutional Class	15,453,399	15,644,174	—	15,662,584	633,343	233,793	2,716
Guggenheim Strategic Opportunities Fund	9,205,115	—	—	9,802,412	481,691	526,296	—
Guggenheim Strategy Fund I	12,050,977	107,920	—	12,187,954	486,545	107,545	—
Guggenheim Strategy Fund II	10,733,931	1,130,786	—	11,890,707	475,628	130,625	—
Guggenheim Strategy Fund III	6,342,121	93,111	—	6,442,936	257,614	93,115	—
	$73,840,210	$32,516,968	$—	$91,696,600		$1,629,684	$2,716

8. Loan Commitments

Pursuant to the terms of certain loan agreements, the Fund held unfunded loan commitments as of March 31, 2017. The Fund is obligated to fund these loan commitments at the borrower’s discretion.

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

The unfunded loan commitments as of March 31, 2017 were as follows:

Borrower	Maturity Date	Face Amount	Value
Total Return Bond Fund
Acosta, Inc.	09/26/19	$1,857,778	$123,057
Internet Brands	07/08/21	338,824	—
		$2,196,601	$123,057

9. Line of Credit

The Trust, with the exception of Capital Stewardship Fund, and certain affiliated funds, secured a 364-day committed, $800,000,000 line of credit from Citibank, N.A., which was in place through October 6, 2016, at which time the line of credit was renewed, with an increased commitment amount to $1,000,000,000. A Fund may draw (borrow) from the line of credit as a temporary measure for emergency purposes, to facilitate redemption requests, or for other short-term liquidity purposes consistent with the Fund’s investment objective and program. For example, it may be advantageous for the Fund to borrow money rather than sell existing portfolio positions to meet redemption requests. Fees related to borrowings, if any, vary under this arrangement between the greater of Citibank’s “base rate”, LIBOR plus 1%, or the federal funds rate 0.82% at March 31, 2017, plus 1/2 of 1%. All affiliated funds that participate in the line of credit paid upfront costs totaling $2,032,388 to renew the line of credit.

The commitment fee that may be paid by the Funds is at an annualized rate of 0.15% of the average daily amount of their unused commitment amount. The Funds did not have any borrowings under this agreement as of and for the period ended March 31, 2017.

The allocated commitment fee amount for each Fund is referenced in the Statement of Operations under “Line of credit fees” and the effect on the expense ratio is included in the Financial Highlights.

10. Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a particular price at a future date. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

66 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

For the period ended March 31, 2017, the Fund entered into reverse repurchase agreements:

Fund	Number of Days Outstanding	Balance at March 31, 2017	Average Balance Outstanding	Average Interest Rate
Total Return Bond Fund	182	$10,041,683	$378,546,324	0.4%

The following table presents reverse repurchase agreements that are subject to netting arrangements and offset in the Statement of Assets of Liabilities in conformity with U.S. GAAP:

					Gross Amounts Not Offset in the Statement of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Total Return Bond Fund	Reverse repurchase agreements	$10,041,683	$—	$10,041,683	$10,041,683	$—	$—

The following is a summary of the remaining contractual maturities of the reverse repurchase agreements outstanding as of March 31, 2017, aggregated by asset class of the related collateral pledged by the Fund:

Fund	Up to 30 days
Total Return Bond Fund
U.S. Treasury Bond	$10,041,683.00

11. Restricted Securities

The securities below are considered illiquid and restricted under guidelines established by the Board of Trustees.

Fund	Restricted Securities	Acquisition Date	Cost	Value
Total Return Bond Fund	GMAC Commercial Mortgage Asset Corp. 2007-HCKM
	6.11% due 08/10/52	10/07/16	$26,343,879	$23,133,768
	Capmark Military Housing Trust 2008-AMCW
	6.90% due 07/10/55	05/20/16	10,793,217	9,785,618

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Restricted Securities	Acquisition Date	Cost	Value
	Capmark Military Housing Trust 2007-AETC
	5.75% due 02/10/52	09/18/14	$8,300,125	$8,097,410
	RFTI Issuer Ltd. 2015-FL1
	4.79% due 08/15/30	10/14/15	4,988,313	5,007,685
	Fort Benning Family Communities LLC
	1.26% due 01/15/36	03/27/15	4,765,774	4,885,444
	Capmark Military Housing Trust 2007-ROBS
	6.06% due 10/10/52	04/23/15	4,721,939	4,823,238
	GMAC Commercial Mortgage Asset Corp. 2005-DRUM
	5.47% due 05/10/50	05/20/16	5,036,729	4,585,494
	GMAC Commercial Mortgage Asset Corp. 2005-BLIS
	5.25% due 07/10/50	05/20/16	2,595,215	2,327,843
	HP Communities LLC
	5.78% due 03/15/46	08/23/16	2,553,362	2,296,500
	Capmark Military Housing Trust 2007-AET2
	6.06% due 10/10/52	10/16/15	2,157,960	2,260,540
	Customers Bank
	6.13% due 06/26/29	06/24/14	2,000,000	2,045,000
	HP Communities LLC
	5.86% due 09/15/53	10/06/16	1,617,025	1,501,096
	Northern Group Housing LLC
	6.80% due 08/15/53	07/25/13	1,200,000	1,440,636
	Atlantic Marine Corporations Communities LLC
	5.43% due 12/01/50	07/25/14	1,406,412	1,392,233
	Cadence Bank North America
	6.25% due 06/28/29	06/06/14	1,200,000	1,200,000
	HP Communities LLC
	5.62% due 09/15/32	06/09/14	1,011,240	1,090,610
	Turbine Engines Securitization Ltd. 2013-1A
	5.13% due 12/13/48	11/27/13	1,084,759	1,084,378
	Pacific Northwest Communities LLC
	5.91% due 06/15/50	05/22/14	1,000,000	1,081,030
	Fort Knox Military Housing Privatization Project
	1.25% due 02/15/52	04/09/15	1,115,057	1,052,067
	ACC Group Housing LLC
	6.35% due 07/15/54	06/03/14	625,000	718,614

68 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (Unaudited)(continued)

Fund	Restricted Securities	Acquisition Date	Cost	Value
	Great Lakes CLO Ltd. 2012-1A
	due 01/15/23	12/06/12	$955,000	$423,870
	Airplanes Pass Through Trust 2001-1A
	1.46% due 03/15/19	11/30/11	607,228	229,500
	Copper River CLO Ltd. 2007-1A
	due 01/20/21	05/09/14	1,755,000	210,889
	Schahin II Finance Company SPV Ltd.
	due 09/25/22	03/21/12	777,505	89,907
			$88,610,739	$80,763,369

12. Offsetting

In the normal course of business, the Fund enters into transactions subject to enforceable master netting arrangements or other similar arrangements. Generally, the right to offset in those agreements allows the Fund to counteract the exposure to a specific counterparty with collateral received or delivered to that counterparty based on the terms of the arrangements. These arrangements provide for the right to liquidate upon the occurrence of an event of default, credit event upon merger or additional termination event.

In order to better define their contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties.

An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives, including foreign exchange contracts, and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as segregated cash with broker/receivable for variation margin, or payable for swap settlement/variation margin. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold (e.g., $300,000) before a transfer is required to be made. To the extent amounts due to the Fund from its counterparties are

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 69

NOTES TO FINANCIAL STATEMENTS (Unaudited)(concluded)

not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that they believe to be of good standing and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following table presents derivative financial instruments and secured financing transactions that are subject to enforceable netting arrangements and off set in the Statement of Assets and Liabilities in conformity with U.S. GAAP.

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Assets Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
Total Return Bond Fund	Option contracts	$8,949,056	$—	$8,949,056	$4,855,391	$3,865,000	$228,665

					Gross Amounts Not Offset in the Statements of Assets and Liabilities
Fund	Instrument	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statements of Assets and Liabilities	Net Amount of Liabilities Presented on the Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Total Return Bond Fund	Option contracts	$4,841,840	$—	$4,841,840	$4,841,840	$—	$—
	Foreign forward currency exchange contracts	140,327	—	140,327	13,551	—	126,776

70 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 800.820.0888. This information is also available from the EDGAR database on the SEC’s website at https://www.sec.gov.

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level Classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. Each Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Funds usually classify sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Quarterly Portfolio Schedules Information

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at https://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 800.820.0888.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 71

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES
Randall C. Barnes (1951)	Trustee	Since 2014	Current: Private Investor (2001-present). Former: Senior Vice President and Treasurer, PepsiCo, Inc. (1993-1997); President, Pizza Hut International (1991-1993); Senior Vice President, Strategic Planning and New Business Development, PepsiCo, Inc. (1987-1990).	98	Current: Trustee, Purpose Investments Inc. (2014-Present).
Donald A. Chubb, Jr. (1946)	Trustee	Since 1994	Current: Business broker and manager of commercial real estate, Griffith & Blair, Inc. (1997-present).	95	Former: Midland Care, Inc. (2011-2016).
Jerry B. Farley (1946)	Trustee	Since 2005	Current: President, Washburn University (1997-present).	95	Current: Westar Energy, Inc. (2004-present); CoreFirst Bank & Trust (2000-present).

72 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - continued
Roman Friedrich III (1946)	Trustee and Chairman of the Contracts Review Committee	Since 2014	Current: Founder and Managing Partner, Roman Friedrich & Company (1998-present). Former: Senior Managing Director, MLV & Co. LLC (2010-2011).	95	Current: Zincore Metals, Inc. (2009-present). Former: Axiom Gold and Silver Corp. (2011-2012).
Robert B. Karn III (1942)	Trustee and Chairman of the Audit Committee	Since 2014	Current: Consultant (1998-present). Former: Arthur Andersen (1965-1997) and Managing Partner, Financial and Economic Consulting, St. Louis office (1987-1997).	95	Current: GP Natural Resource Partners, LLC (2002- present). Former: Peabody Energy Company (2003- Apr. 2017).
Ronald A. Nyberg (1953)	Trustee and Chairman of the Nominating and Governance Committee	Since 2014	Current: Partner, Momkus McCluskey Roberts, LLC (2016-present). Former: Partner, Nyberg & Cassioppi, LLC (2000-2016); Executive Vice President, General Counsel, and Corporate Secretary, Van Kampen Investments (1982-1999).	100	Current: Edward-Elmhurst Healthcare System (2012-present).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 73

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INDEPENDENT TRUSTEES - concluded
Maynard F. Oliverius (1943)	Trustee	Since 1998	Current: Retired. Former: President and CEO, Stormont-Vail HealthCare (1996-2012).	95
Current: Robert J. Dole Institute of Politics (2016-present); Stormont-Vail Foundation (2013-present); University of Minnesota MHA Alumni Philanthropy Committee (2009-present); Fort Hays State University Foundation (1999-present).

Former: Topeka Community Foundation (2009-2014).

Ronald E. Toupin, Jr. (1958)	Trustee and Chairman of the Board	Since 2014	Current: Portfolio Consultant (2010-present). Former: Vice President, Manager and Portfolio Manager, Nuveen Asset Management (1998-1999); Vice President, Nuveen Investment Advisory Corp. (1992-1999); Vice President and Manager, Nuveen Unit Investment Trusts (1991-1999); and Assistant Vice President and Portfolio Manager, Nuveen Unit Investment Trusts (1988-1999), each of John Nuveen & Co., Inc. (1982-1999).	97	Former: Bennett Group of Funds (2011-2013).

74 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served**	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen	Other Directorships Held by Trustees
INTERESTED TRUSTEE
Donald C. Cacciapaglia*** (1951)	President, Chief Executive Officer and Trustee	Since 2012	Current: President and CEO, certain other funds in the Fund Complex (2012-present); Vice Chairman, Guggenheim Investments (2010-present). Former: Chairman and CEO, Channel Capital Group, Inc. (2002-2010).	230
Current: Clear Spring Life Insurance Company (2015-present); Guggenheim Partners Japan, Ltd. (2014-present); Guggenheim Partners Investment Management Holdings, LLC (2014-present); Delaware Life (2013-present); Guggenheim Life and Annuity Company (2011-present); Paragon Life Insurance Company of Indiana (2011-present).

*	The business address of each Trustee is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each Trustee serves an indefinite term, until his successor is elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.
***	This Trustee is deemed to be an "interested person" of the Funds under the 1940 Act by reason of his position with the Funds' Investment Manager and/or the parent of the Investment Manager.

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 75

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS
William H. Belden, III (1965)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2006-present); Managing Director, Guggenheim Funds Investment Advisors, LLC (2005-present).

Former: Vice President of Management, Northern Trust Global Investments (1999-2005).

Joanna M. Catalucci (1966)	AML Officer	Since 2016
Current: Chief Compliance Officer, certain funds in the Fund Complex (2012-present); Senior Managing Director, Guggenheim Investments (2014-present); AML Officer, certain funds in the Fund Complex (2016-present).

Former: Chief Compliance Officer and Secretary, certain other funds in the Fund Complex (2008-2012); Senior Vice President & Chief Compliance Officer, Security Investors, LLC and certain affiliates (2010-2012); Chief Compliance Officer and Senior Vice President, Rydex Advisors, LLC and certain affiliates (2010-2011).

James M. Howley (1972)	Assistant Treasurer	Since 2014
Current: Managing Director, Guggenheim Investments (2004-present); Assistant Treasurer, certain other funds in the Fund Complex (2006-present).

Former: Manager, Mutual Fund Administration of Van Kampen Investments, Inc. (1996-2004).

Keith D. Kemp (1960)	Assistant Treasurer	Since 2016
Current: Treasurer and Assistant Treasurer, certain other funds in the Fund Complex (2010-present); Managing Director of Guggenheim Partners Investment Management, LLC (2015-present); Chief Financial Officer, Guggenheim Specialized Products, LLC (2016-present).

Former: Managing Director and Director, Transparent Value, LLC (2010-2016); Director, Guggenheim Partners Investment Management, LLC (2010-2015); Chief Operating Officer, Macquarie Capital Investment Management (2007-2009).

76 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(continued)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - continued
Amy J. Lee (1961)	Vice President and Chief Legal Officer	Since 2007 (Vice President) Since 2014 (Chief Legal Officer)
Current: Chief Legal Officer, certain other funds in the Fund Complex (2013-present); Senior Managing Director, Guggenheim Investments (2012-present).

Former: Vice President, Associate General Counsel and Assistant Secretary, Security Benefit Life Insurance Company and Security Benefit Corporation (2004-2012).

Mark E. Mathiasen (1978)	Secretary	Since 2014	Current: Secretary, certain other funds in the Fund Complex (2007-present); Managing Director, Guggenheim Investments (2007-present).
Glenn McWhinnie (1969)	Assistant Treasurer	Since 2016	Current: Vice President, Guggenheim Investments (2009-present). Former: Tax Compliance Manager, Ernst & Young LLP (1996-2009).
Michael P. Megaris (1984)	Assistant Secretary	Since 2014
Current: Assistant Secretary, certain other funds in the Fund Complex (2014-present); Vice President, Guggenheim Investments (2012-present).

Former: J.D., University of Kansas School of Law (2009-2012).

Elisabeth Miller (1968)	Chief Compliance Officer	Since 2012
Current: CCO, certain other funds in the Fund Complex (2012-present); CCO, Security Investors, LLC (2012-present); CCO, Guggenheim Funds Investment Advisors, LLC (2012-present); Managing Director, Guggenheim Investments (2012-present); Vice President, Guggenheim Funds Distributors, LLC (March 2014-present).

Former: CCO, Guggenheim Distributors, LLC (2009-March 2014); Senior Manager, Security Investors, LLC (2004-2009); Senior Manager, Guggenheim Distributors, LLC (2004-2009).

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 77

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)(concluded)

Name, Address* and Year of Birth	Position(s) held with the Trust	Term of Office and Length of Time Served**	Principal Occupations During Past Five Years
OFFICERS - concluded
Adam J. Nelson (1979)	Assistant Treasurer	Since 2015
Current: Vice President, Guggenheim Investments (2015-present); Assistant Treasurer, certain other funds in the Fund Complex (2015-present).

Former: Assistant Vice President and Fund Administration Director, State Street Corporation (2013-2015); Fund Administration Assistant Director, State Street (2011-2013); Fund Administration Manager, State Street (2009-2011).

Kimberly J. Scott (1974)	Assistant Treasurer	Since 2014
Current: Director, Guggenheim Investments (2012-present); Assistant Treasurer, certain other funds in the Fund Complex (2012-present).

Former: Financial Reporting Manager, Invesco, Ltd. (2010-2011); Vice President/Assistant Treasurer, Mutual Fund Administration for Van Kampen Investments, Inc./Morgan Stanley Investment Management (2009-2010); Manager of Mutual Fund Administration, Van Kampen Investments, Inc./Morgan Stanley Investment Management (2005-2009).

Bryan Stone (1979)	Vice President	Since 2014
Current: Vice President, certain other funds in the Fund Complex (2014-present); Director, Guggenheim Investments (2013-present).

Former: Senior Vice President, Neuberger Berman Group LLC (2009-2013); Vice President, Morgan Stanley (2002-2009).

John L. Sullivan (1955)	Chief Financial Officer and Treasurer	Since 2014
Current: CFO, Chief Accounting Officer and Treasurer, certain other funds in the Fund Complex (2010-present); Senior Managing Director, Guggenheim Investments (2010-present).

Former: Managing Director and CCO, each of the funds in the Van Kampen Investments fund complex (2004-2010); Managing Director and Head of Fund Accounting and Administration, Morgan Stanley Investment Management (2002-2004); CFO and Treasurer, Van Kampen Funds (1996-2004).

*	The business address of each officer is c/o Guggenheim Investments, 227 West Monroe Street, Chicago, Illinois 60606.
**	Each officer serves an indefinite term, until his or her successor is duly elected and qualified. Time served includes time served in the respective position for the Predecessor Corporation.

78 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)

Guggenheim Investments as used herein refers to Guggenheim Partners, LLC, Guggenheim Funds Investment Advisors, LLC, Guggenheim Partners Investment Management, LLC, Guggenheim Funds Distributors, LLC and Security Investors, LLC as well as the funds in the Guggenheim Funds complex (the “funds”).

Our Commitment to You

When you become a Guggenheim Investments investor, you entrust us with not only your hard-earned money but also with personal and financial information about you. We recognize that your relationship with us is based on trust and that you expect us to act responsibly and in your best interests. Because we have access to personal information about you, we hold ourselves to high standards in its safekeeping and use. This means, most importantly, that we do not sell client or account information to anyone—whether you are a current or former Guggenheim Investments client.

The Information We Collect About You and How We Collect It

In the course of doing business with shareholders and investors, we collect nonpublic personal information about you. You typically provide personal information when you complete a Guggenheim Investments account application or when you request a transaction that involves Rydex and Guggenheim Funds or one of the Guggenheim affiliated companies. “Nonpublic personal information” is personally identifiable information about you. For example it includes your name and address, Social Security or taxpayer identification number, assets, income, account balance, bank account information and investment activity (e.g. purchase and redemption history).

How We Share Your Personal Information

As a matter of policy, we do not disclose your nonpublic personal information to nonaffiliated third parties except as required or permitted by law. As emphasized above, we do not sell information about current or former clients or their accounts to third parties. Nor do we share such information, except when necessary to complete transactions at your request or to make you aware of related investment products and services that we offer. Additional details about how we handle your personal information are provided below

To complete certain transactions or account changes that you direct, it may be necessary to provide your personal information to companies, individuals or groups that are not affiliated with Guggenheim Investments. For example if you ask to transfer assets from another financial institution to Guggenheim Investments, we will need to provide certain information about you to that company to complete the transaction. In connection with servicing your accounts or to alert you to other Guggenheim Investments investment products and services, we may share your information within the Guggenheim Investments family of affiliated companies. This would include, for example, sharing your information within Guggenheim Investments so we can make you aware of new funds or the services offered through another Guggenheim Investments

THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT | 79

GUGGENHEIM INVESTMENTS PRIVACY POLICIES (Unaudited)(concluded)

affiliated company. In certain instances, we may contract with nonaffiliated companies to perform services for us. Where necessary, we will disclose information we have about you to these third parties. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and only for that purpose. And we require these third parties to treat your personal information with the same high degree of confidentiality that we do. In certain instances, we may share information with other financial institutions regarding individuals and entities in response to the U.S.A. Patriot Act. Finally we will share personal information about you if we are compelled by law to do so, if you direct us to do so with your consent, or in other circumstances as permitted by law.

How We Safeguard Your Personal Information

We maintain physical, electronic and procedural safeguards to protect your personal information. Within Guggenheim Investments, access to such information is limited to those who need it to perform their jobs such as servicing your account, resolving problems or informing you of new products and services.

80 | THE GUGGENHEIM FUNDS SEMI-ANNUAL REPORT

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Item 2.	Code of Ethics.

Not required at this time.

Item 3.	Audit Committee Financial Expert.

Not required at this time.

Item 4.	Principal Accountant Fees and Services.

Not required at this time.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

The Schedule of Investments is included under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Mangers of Closed-end Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not currently have in place procedures by which shareholders may recommend nominees to the registrant’s board.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

Item 11.	Controls and Procedures.

(a)
The registrant’s President (principal executive officer) and Treasurer (principal financial officer) have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)
Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a‑2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

(b)	A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guggenheim Funds Trust

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	June 9, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia, President and Chief Executive Officer

Date	June 9, 2017

By (Signature and Title)*	/s/ John L. Sullivan
John L. Sullivan, Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	June 9, 2017

*	Print the name and title of each signing officer under his or her signature.